UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

8182 Maryland Avenue, Suite 500, St. Louis, MO 63105

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq.

Chief Compliance Officer

SA Funds – Investment Trust

8182 Maryland Avenue, Suite 500,

St. Louis, MO 63105

(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Managing Director and Managing Counsel State Street Bank and Trust Company One Congress Street, 15th Floor Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

December 31, 2023

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 11.4%
Communication — 0.7%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,472,006

Energy — 0.1%
TransCanada PipeLines Ltd., 1.000%, 10/12/24	500,000	482,370

Financial — 10.2%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,943,702
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,951,694
Bank of Montreal, SOFR + 1.330%, 6.746%, 6/05/26 ‡	1,000,000	1,008,489
Bank of Nova Scotia, SOFR + 1.090%, 6.419%, 6/12/25 ‡	3,500,000	3,506,779
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,471,747
Commonwealth Bank of Australia, SOFR + 0.400%, 5.761%, 7/07/25 ±‡	1,950,000	1,945,678
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,969,381
Cooperatieve Rabobank UA, SOFR + 0.700%, 6.049%, 7/18/25 ‡	1,109,000	1,110,646
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,930,181
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	4,126,455
Royal Bank of Canada, SOFR + 0.440%, 5.815%, 1/21/25 ‡	635,000	633,397
Royal Bank of Canada, SOFR + 0.570%, 5.953%, 4/27/26 ‡	895,000	885,431
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	967,405
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	732,568
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	989,989
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,937,612
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	4,000,000	3,959,603
Svenska Handelsbanken AB, SOFR + 0.910%, 6.328%, 6/10/25 ±‡	2,000,000	2,004,086
Westpac Banking Corp., 1.019%, 11/18/24	1,958,000	1,893,196
Westpac Banking Corp., 3.300%, 2/26/24	2,000,000	1,994,197
Westpac Banking Corp., SOFR + 0.720%, 6.063%, 11/17/25 ‡	5,000,000	5,011,300
		47,973,536

Government — 0.4%
Province of Manitoba Canada, 2.600%, 4/16/24	101,000	100,157
Svensk Exportkredit AB, SOFR + 1.000%, 6.387%, 8/03/26 ‡	1,600,000	1,626,162
		1,726,319
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $54,162,692)		53,654,231

CORPORATE BONDS AND NOTES — 15.7%
Basic Material — 0.2%
Sherwin-Williams Co. (The), 3.125%, 6/01/24	700,000	692,730

Communications — 1.6%
Amazon.com, Inc., 2.730%, 4/13/24	5,000,000	4,964,934
Discovery Communications LLC, 3.900%, 11/15/24	2,680,000	2,643,304
		7,608,238

Consumer, Cyclical — 1.6%
General Motors Financial Co., Inc., 1.050%, 3/08/24	900,000	892,027
General Motors Financial Co., Inc., SOFR + 0.620%, 5.988%, 10/15/24 ‡	1,939,000	1,935,908
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,736,609
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,961,243
		7,525,787

Consumer, Non-cyclical — 1.7%
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,127,342
Cigna Group. (The), 3.500%, 6/15/24	80,000	79,223
Elevance Health, Inc., 3.500%, 8/15/24	2,747,000	2,711,498
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	996,365
Roche Holdings, Inc., SOFR + 0.740%, 6.136%, 11/13/26 ±‡	900,000	902,286
		7,816,714

Energy — 0.7%
Energy Transfer LP, 5.875%, 1/15/24	536,000	535,890
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	2,954,307
		3,490,197

Financial — 7.5%
American Express Co., 3.375%, 5/03/24	4,500,000	4,466,586
American Tower Corp., 0.600%, 1/15/24	2,500,000	2,495,222

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
Camden Property Trust, 3.500%, 9/15/24	$3,000,000	$2,953,608
Capital One Financial Corp., 3.200%, 2/05/25	1,000,000	976,683
Capital One Financial Corp., 3.300%, 10/30/24	2,000,000	1,967,768
Charles Schwab Corp. (The), SOFR + 0.520%, 5.916%, 5/13/26 ‡	3,500,000	3,444,316
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	2,975,461
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	1,982,467
Goldman Sachs Group, Inc. (The), 4.000%, 3/03/24	1,000,000	997,199
Morgan Stanley, Series F, 3.875%, 4/29/24	4,800,000	4,774,457
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	3,940,726
State Street Corp., SOFR + 0.845%, 6.234%, 8/03/26 ‡	3,500,000	3,498,891
Ventas Realty LP, 3.750%, 5/01/24	493,000	489,631
		34,963,015

Industrial — 1.8%
John Deere Capital Corp., SOFR + 0.560%, 5.975%, 3/07/25 ‡	4,000,000	4,013,478
Penske Truck Leasing Co. LP/ PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,729,271
RTX Corp., 3.200%, 3/15/24	2,695,000	2,682,091
Ryder System, Inc., 3.650%, 3/18/24	60,000	59,716
		8,484,556

Utility — 0.6%
Edison International, 3.550%, 11/15/24	3,000,000	2,946,111

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $74,207,552)		73,527,348

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 40.8%
Sovereign — 7.7%
Federal Home Loan Bank Discount Notes, 0.000%, 2/06/24 #	1,000,000	994,302
Federal Home Loan Bank Discount Notes, 0.000%, 2/14/24 #	35,120,000	34,878,823
		35,873,125

U.S. Treasury Securities — 33.1%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 5.456%, 7/31/25 ‡	46,000,000	45,941,308
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 5.486%, 10/31/25 ‡	24,550,000	24,518,541
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.169%, 5.500%, 4/30/25 ‡	46,350,000	46,332,702
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.200%, 5.531%, 1/31/25 ‡	38,600,000	38,601,828
		155,394,379
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $191,275,686)		191,267,504

SHORT-TERM INVESTMENTS — 31.6%
Commercial Paper — 15.9%
3M Co., 0.000%, 2/05/24 #	1,828,000	1,817,184
3M Co., 0.000%, 3/15/24 #	1,500,000	1,481,939
Aon Corp., 0.000%, 2/14/24 #	3,000,000	2,978,232
AT&T, Inc., 1.000%, 3/19/24	600,000	592,449
Australia & New Zealand Banking Group Ltd., 5.560%, 1/08/24	1,000,000	998,523
Bayer Corp., 0.000%, 7/24/24 #	3,250,000	3,136,003
Cigna Group. (The), 5.600%, 1/03/24	1,500,000	1,498,870
Cooperatieve Rabobank UA, 5.540%, 2/01/24	4,500,000	4,477,595
Cooperatieve Rabobank UA, 5.560%, 2/07/24	1,000,000	994,141
DNB Bank ASA, 5.550%, 1/30/24	3,000,000	2,985,966
Dominion Energy, Inc., 0.000%, 3/05/24 #	2,750,000	2,721,124
Duke Energy Corp., 0.000%, 2/27/24 #	3,254,000	3,223,440
LVMH Moet Hennessy Louis Vuitton SE, 0.000%, 5/21/24 #	3,750,000	3,671,622
Microsoft Corp., 0.000%, 5/06/24 #	13,750,000	13,492,402
National Securities Clearing Corp., 0.000%, 5/07/24 #	1,250,000	1,226,094
National Securities Clearing Corp., 1.000%, 5/10/24	7,800,000	7,647,577
National Securities Clearing Corp., 5.460%, 2/01/24	5,000,000	4,974,823

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Commercial Paper (Continued)
NextEra Energy Capital Holdings, Inc., 0.000%, 1/26/24 #	$3,250,000	$3,235,895
Province of Alberta Canada, 0.000%, 3/25/24 #	1,000,000	987,110
Stanley Black & Decker, Inc., 1.000%, 1/18/24	3,000,000	2,990,923
United Overseas Bank Ltd., 0.010%, 5/16/24	2,000,000	1,959,122
VW Credit, Inc., 0.000%, 4/17/24 #	1,250,000	1,228,474
Walt Disney Co. (The), 0.000%, 3/05/24 #	1,000,000	989,610
Walt Disney Co. (The), 5.500%, 2/21/24	3,500,000	3,470,826
Westpac Banking Corp., 0.000%, 5/15/24 #	1,990,000	1,950,067
		74,730,011

U.S. Treasury Securities — 15.3%
U.S. Treasury Bills, 0.000%, 1/30/24 #	4,800,000	4,780,258
U.S. Treasury Bills, 0.000%, 3/12/24 #	18,000,000	17,818,245
U.S. Treasury Bills, 0.000%, 4/11/24 #	20,500,000	20,204,971
U.S. Treasury Bills, 0.000%, 4/25/24 #	27,000,000	26,558,093
U.S. Treasury Bills, 0.000%, 5/09/24 #	2,300,000	2,258,022
		71,619,589

	SHARES
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 5.070%	1,752,845	1,752,845

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $148,084,897)		148,102,445

Total Investments — 99.5% (Identified Cost $467,730,827)		466,551,528
Cash and Other Assets, Less Liabilities — 0.5%		2,301,157

Net Assets — 100.0%		$468,852,685
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2023 amounted to $27,710,707 or 5.91% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2023.
#	Zero coupon bond

Key to abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Sectors as of December 31, 2023
(As a percentage of total investment excluding short-term
money market investment)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 76.3%
Australia — 8.7%
Australia & New Zealand Banking Group Ltd., 1.550%, 8/29/24	AUD	500,000	$334,035
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	677,419
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 5.188%, 3/31/26 ‡	AUD	1,500,000	1,025,786
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.267%, 11/04/25 ‡	AUD	2,500,000	1,713,459
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.389%, 5/12/27 ‡	AUD	500,000	342,630
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.547%, 11/04/27 ‡	AUD	500,000	345,120
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,153,258
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 4.852%, 1/14/27 ‡	AUD	1,000,000	680,044
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.054%, 1/13/26 ‡	AUD	6,200,000	4,246,632
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 5.183%, 8/18/25 ‡	AUD	2,000,000	1,368,000
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.304%, 1/13/28 ‡	AUD	1,500,000	1,033,271
Commonwealth Bank of Australia, (SOFR + 0.400%), 5.761%, 7/07/25 ±‡	USD	3,548,000	3,540,136
Commonwealth Bank of Australia, (SOFR + 0.630%), 6.049%, 9/12/25 ‡±	USD	233,000	233,294
Commonwealth Bank of Australia, (SOFR + 0.740%), 6.162%, 3/14/25 ‡	USD	2,900,000	2,907,545
National Australia Bank Ltd., 0.250%, 5/20/24	EUR	2,076,000	2,259,761
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	648,995
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,621,528
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 4.980%, 1/21/25 ‡	AUD	1,300,000	888,690
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 5.199%, 5/12/26 ‡	AUD	1,500,000	1,024,709
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.267%, 5/30/25 ‡	AUD	5,900,000	4,041,159
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.298%, 11/25/25 ‡	AUD	2,500,000	1,713,456
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.578%, 11/25/27 ‡	AUD	500,000	345,180
National Australia Bank Ltd., (SOFR + 0.380%), 5.747%, 1/12/25 ±‡	USD	250,000	249,576
National Australia Bank Ltd., (SOFR + 0.760%), 6.156%, 5/13/25 ‡±	USD	3,110,000	3,119,262
Westpac Banking Corp., 2.700%, 3/17/25	AUD	1,400,000	933,359
Westpac Banking Corp., 3.300%, 2/26/24	USD	3,535,000	3,524,744
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,554,004
Westpac Banking Corp., (3-mo. Swap + 0.700%), 4.943%, 1/25/27 ‡	AUD	1,000,000	679,869
Westpac Banking Corp., (3-mo. Swap + 0.690%), 5.053%, 3/17/25 ‡	AUD	3,000,000	2,048,819
Westpac Banking Corp., (3-mo. Swap + 0.750%), 5.138%, 2/16/26 ‡	AUD	1,000,000	682,814
Westpac Banking Corp., (3-mo. Swap + 0.800%), 5.219%, 8/11/25 ‡	AUD	6,000,000	4,103,315
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.368%, 2/16/28 ‡	AUD	500,000	342,115
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.369%, 11/11/25 ‡	AUD	1,400,000	959,974
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.649%, 11/11/27 ‡	AUD	1,500,000	1,036,178
			51,378,136

Belgium — 0.3%
Kingdom of Belgium Government Bond, 2.600%, 6/22/24	EUR	1,800,000	1,977,918

Canada — 10.2%
Canada Government Bonds, 0.750%, 2/01/24	CAD	3,300,000	2,481,989
Canada Government Bonds, 2.250%, 3/01/24	CAD	1,400,000	1,051,883
Canada Treasury Bills, 0.000%, 2/01/24 #	CAD	2,000,000	1,502,327
CDP Financial, Inc., (SOFR + 0.400%), 5.799%, 5/19/25 ±‡	USD	5,400,000	5,401,167

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
CPPIB Capital, Inc., 0.375%, 6/20/24	EUR	6,450,000	$7,010,090
CPPIB Capital, Inc., 0.875%, 12/17/24	GBP	600,000	735,671
CPPIB Capital, Inc., (SOFR + 1.250%), 6.666%, 3/11/26 ±‡	USD	250,000	254,491
Export Development Canada, 2.625%, 2/21/24	USD	55,000	54,789
OMERS Finance Trust, 2.500%, 5/02/24	USD	810,000	801,956
Province of Alberta Canada, 2.950%, 1/23/24	USD	1,980,000	1,977,066
Province of Alberta Canada, 3.100%, 6/01/24	CAD	700,000	524,173
Province of Manitoba Canada, 2.600%, 4/16/24	USD	4,300,000	4,264,105
Province of Ontario Canada, 0.375%, 6/14/24	EUR	2,000,000	2,174,111
Province of Ontario Canada, 3.050%, 1/29/24	USD	6,320,000	6,308,710
Province of Ontario Canada, 3.100%, 8/26/25	AUD	2,000,000	1,333,418
Province of Ontario Canada, 3.500%, 6/02/24	CAD	800,000	599,998
Province of Quebec Canada, 0.750%, 12/13/24	GBP	600,000	734,804
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,336,000	8,269,714
Province of Quebec Canada, 3.700%, 5/20/26	AUD	3,500,000	2,349,504
Province of Saskatchewan Canada, 3.200%, 6/03/24	CAD	1,500,000	1,123,958
PSP Capital, Inc., 3.290%, 4/04/24	CAD	3,600,000	2,704,968
Royal Bank of Canada, 4.200%, 6/22/26	AUD	500,000	336,761
Toronto-Dominion Bank (The), 3.226%, 7/24/24	CAD	10,450,000	7,804,854
			59,800,507

Denmark — 0.7%
Denmark Government Bond, 0.000%, 11/15/24 #	DKK	1,600,000	230,664
Kommunekredit, 0.250%, 2/16/24	EUR	2,000,000	2,198,468
Kommunekredit, 2.000%, 6/25/24	GBP	1,300,000	1,629,737
			4,058,869

Finland — 1.0%
Kuntarahoitus OYJ, 0.125%, 3/07/24	EUR	2,250,000	2,468,351
Kuntarahoitus OYJ, 0.875%, 12/16/24 @	GBP	2,900,000	3,557,381
			6,025,732

France — 5.4%
Agence Francaise de Developpement EPIC, 3.125%, 1/04/24	EUR	5,000,000	5,519,557
Caisse d’Amortissement de la Dette Sociale, 0.375%, 5/27/24	USD	1,500,000	1,470,328
Caisse d’Amortissement de la Dette Sociale, 2.375%, 1/25/24	EUR	5,500,000	6,066,571
Caisse d’Amortissement de la Dette Sociale, 3.375%, 3/20/24	USD	371,000	369,339
Caisse des Depots et Consignations, (SOFR + 0.340%), 5.724%, 5/03/26 ‡	USD	4,800,000	4,794,817
Dexia Credit Local SA, 0.000%, 5/29/24 #	EUR	1,200,000	1,304,796
Dexia Credit Local SA, 0.500%, 7/16/24	USD	5,500,000	5,360,780
French Republic Government Bond OAT, 0.000%, 3/25/24 #	EUR	2,000,000	2,190,021
French Republic Government Bond OAT, 2.250%, 5/25/24	EUR	1,000,000	1,097,989
SFIL SA, 0.000%, 5/24/24 #	EUR	500,000	543,484
SNCF Reseau, 4.500%, 1/30/24	EUR	200,000	220,872
Societe Nationale SNCF SACA, 4.625%, 2/02/24	EUR	1,350,000	1,490,963
UNEDIC ASSEO, 2.375%, 5/25/24	EUR	1,100,000	1,206,987
			31,636,504

Germany — 5.1%
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	9,000,000	8,924,590
Kreditanstalt fuer Wiederaufbau, 0.250%, 3/08/24	USD	4,733,000	4,689,333
Kreditanstalt fuer Wiederaufbau, 0.875%, 7/18/24	GBP	400,000	497,912
Landeskreditbank Baden- Wuerttemberg Foerderbank, 0.375%, 12/09/24	GBP	1,486,000	1,814,349
Landeskreditbank Baden- Wuerttemberg Foerderbank, 2.000%, 7/23/24	USD	7,562,000	7,424,441
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,572,589
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	631,498
NRW Bank, 0.375%, 12/16/24	GBP	400,000	488,116
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,486,607
State of North Rhine-Westphalia Germany, 0.625%, 12/16/24 @	GBP	1,300,000	1,589,947
			30,119,382

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands — 5.0%
BNG Bank NV, 0.250%, 6/07/24	EUR	1,900,000	$2,066,833
BNG Bank NV, 2.000%, 4/12/24	GBP	2,565,000	3,238,594
BNG Bank NV, 3.250%, 7/15/25	AUD	1,400,000	938,916
Cooperatieve Rabobank UA, (SOFR + 0.700%), 6.073%, 7/18/25 ‡	USD	3,952,000	3,957,867
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.246%, 5/22/26 ‡	AUD	700,000	477,771
Cooperatieve Rabobank UA, (SOFR + 0.900%), 6.261%, 10/05/26 ‡	USD	1,110,000	1,110,439
Nederlandse Waterschapsbank NV, 2.000%, 12/16/24	GBP	1,950,000	2,414,935
Nederlandse Waterschapsbank NV, 1.125%, 3/15/24	USD	2,150,000	2,132,227
Netherlands Government Bond, 0.000%, 1/15/24 #	EUR	1,950,000	2,149,760
Netherlands Government Bond, 2.000%, 7/15/24	EUR	3,900,000	4,274,459
Shell International Finance BV, 0.750%, 5/12/24	EUR	4,900,000	5,350,967
Shell International Finance BV, 1.125%, 4/07/24	EUR	1,130,000	1,238,410
			29,351,178

New Zealand — 1.2%
New Zealand Government Bond, 0.500%, 5/15/24	NZD	4,000,000	2,483,708
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,258,790
			6,742,498

Norway — 2.0%
Kommunalbanken AS, 1.000%, 12/12/24	GBP	750,000	921,215
Kommunalbanken AS, 0.600%, 6/01/26	AUD	1,500,000	936,442
Kommunalbanken AS, 2.000%, 6/19/24	USD	2,000,000	1,969,545
Kommunalbanken AS, 2.750%, 2/05/24	USD	600,000	598,716
Kommunalbanken AS, 4.250%, 7/16/25	AUD	1,490,000	1,013,501
Kommunalbanken AS, (SOFR + 1.000%), 6.422%, 6/17/26 ‡	USD	300,000	304,403
Norway Government Bond, 3.000%, 3/14/24	NOK	64,000,000	6,277,466
			12,021,288

Singapore — 1.0%
Monetary Authority of Singapore Bills, 0.000%, 1/12/24 #	SGD	6,800,000	5,146,637
United Overseas Bank Ltd., (3-mo. Swap + 0.350%), 4.733%, 5/20/24 ‡	AUD	600,000	408,824
			5,555,461

Supranational — 11.4%
African Development Bank, 0.250%, 1/24/24	EUR	800,000	881,370
Asian Development Bank, 1.625%, 3/15/24 @	USD	6,126,000	6,080,012
Asian Development Bank, (SOFR + 1.000%), 6.406%, 8/27/26 ‡	USD	342,000	347,392
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	1,900,000	1,193,181
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 6.016%, 8/16/27 ‡	USD	5,000,000	5,017,566
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 2/09/24	EUR	191,000	210,108
European Bank for Reconstruction & Development, (SOFR + 0.190%), 5.558%, 4/14/26 ‡	USD	318,000	317,515
European Financial Stability Facility, 0.000%, 4/19/24 #	EUR	7,990,000	8,728,096
European Financial Stability Facility, 1.750%, 6/27/24	EUR	598,000	654,460
European Financial Stability Facility, 2.125%, 2/19/24	EUR	6,550,000	7,216,072
European Investment Bank, 1.500%, 1/26/24	NOK	21,000,000	2,062,465
European Investment Bank, 2.625%, 3/15/24	USD	2,100,000	2,088,213
European Investment Bank, 3.250%, 1/29/24	USD	1,623,000	1,620,483
European Investment Bank, 4.750%, 8/07/24	AUD	700,000	477,801
European Stability Mechanism, 0.125%, 4/22/24	EUR	7,772,620	8,492,153
European Union, 1.875%, 4/04/24	EUR	500,000	549,563
Inter-American Development Bank, 1.700%, 10/10/24	CAD	448,000	330,137
Inter-American Development Bank, 3.000%, 2/21/24	USD	963,000	959,645
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	3,754,842
Inter-American Development Bank, (SOFR + 0.170%), 5.592%, 9/16/26 ‡	USD	1,500,000	1,494,391
Inter-American Development Bank, (SOFR + 0.350%), 5.691%, 10/04/27 ‡	USD	283,000	282,597
International Bank for Reconstruction & Development, 1.800%, 7/26/24	CAD	692,000	513,293

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	11,000,000	$10,932,632
International Bank for Reconstruction & Development, (SOFR + 0.370%), 5.733%, 1/12/27 ‡	USD	1,000,000	1,002,831
International Bank for Reconstruction & Development, (SOFR + 0.430%), 5.829%, 8/19/27 ‡	USD	650,000	652,061
International Finance Corp., 1.375%, 9/13/24	CAD	100,000	73,673
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	571,942
Nordic Investment Bank, (SOFR + 1.000%), 6.393%, 5/12/26 ‡	USD	750,000	762,261
			67,266,755

Sweden — 5.7%
Kommuninvest I Sverige AB, 3.250%, 1/16/24	USD	3,343,000	3,340,331
Kommuninvest I Sverige AB, 0.375%, 2/16/24	USD	1,500,000	1,490,723
Kommuninvest I Sverige AB, 1.000%, 10/02/24	SEK	30,670,000	2,978,738
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	13,000,000	1,249,493
Kommuninvest I Sverige AB, 1.375%, 5/08/24 ±	USD	750,000	739,509
Kommuninvest I Sverige AB, 1.375%, 5/08/24	USD	4,200,000	4,141,251
Kommuninvest I Sverige AB, 2.875%, 7/03/24 ±	USD	1,671,000	1,650,806
Svensk Exportkredit AB, 3.625%, 9/03/24	USD	2,875,000	2,842,953
Svensk Exportkredit AB, 0.375%, 3/11/24	USD	3,000,000	2,971,053
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	6,187,267
Svensk Exportkredit AB, (SOFR + 1.000%), 6.387%, 8/03/26 ‡	USD	1,835,000	1,865,005
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	244,403
Sweden Treasury Bills, 0.000%, 3/20/24 #	SEK	40,000,000	3,932,523
			33,634,055

United Kingdom — 2.9%
Network Rail Infrastructure Finance PLC, 4.750%, 1/22/24	GBP	1,955,000	2,490,964
U.K. Treasury Bills, 0.000%, 1/08/24 #	GBP	839,000	1,068,513
U.K. Treasury Bills, 0.000%, 1/15/24 #	GBP	1,000,000	1,272,280
U.K. Treasury Bills, 0.000%, 3/11/24 #	GBP	9,500,000	11,990,178
			16,821,935

United States — 15.7%
Amazon.com, Inc., 2.730%, 4/13/24	USD	7,000,000	6,950,907
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,708,434
Exxon Mobil Corp., 0.142%, 6/26/24	EUR	4,614,000	5,003,122
Roche Holdings, Inc., 3.350%, 9/30/24 ±	USD	5,000,000	4,935,364
Roche Holdings, Inc., (SOFR + 0.740%), 6.136%, 11/13/26 ±‡	USD	1,050,000	1,052,667
Sanofi SA, 0.625%, 4/05/24	EUR	2,800,000	3,066,236
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.125%), 5.456%, 7/31/25 ‡	USD	45,000,000	44,942,585
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.170%), 5.486%, 10/31/25 ‡	USD	22,500,000	22,471,168
			92,130,483
TOTAL BONDS AND NOTES (Identified Cost $443,848,558)			448,520,701

SHORT-TERM INVESTMENTS — 25.5%
Commercial Paper — 23.1%
Australia & New Zealand Banking Group Ltd., 0.010%, 2/20/24		5,000,000	4,960,755
Australia & New Zealand Banking Group Ltd., 0.010%, 2/22/24		4,000,000	3,967,448
Bank of Montreal, 0.000%, 4/11/24 #		4,250,000	4,184,662
Bank of Montreal, 0.000%, 5/01/24 #		9,000,000	8,836,062
Caisse d’Amortissement de la Dette Sociale, 0.010%, 4/29/24		4,000,000	3,927,537
Caisse des Depots et Consignations, 0.010%, 3/01/24		3,000,000	2,971,776
Caisse des Depots et Consignations, 0.010%, 3/26/24		2,000,000	1,973,677
Caisse des Depots et Consignations, 1.000%, 5/15/24		6,750,000	6,613,421
Canadian Imperial Bank of Commerce, 0.010%, 6/11/24		3,000,000	2,928,218
CDP Financial, Inc., 5.550%, 3/11/24		3,000,000	2,967,276
CDP Financial, Inc., 0.000%, 3/27/24 #		6,000,000	5,920,127
CDP Financial, Inc., 0.000%, 4/10/24 #		3,000,000	2,954,024
Cooperatieve Rabobank UA, 5.550%, 2/12/24		5,000,000	4,967,037
Corpoerative Centrale, 5.570%, 2/12/24		5,000,000	4,967,037
DNB Bank ASA, 5.540%, 1/19/24		7,000,000	6,978,489

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Commercial Paper (Continued)
DNB Bank ASA, 1.000%, 4/23/24	4,500,000	$4,423,389
DNB Bank ASA, 0.000%, 5/16/24 #	2,000,000	1,959,533
Export Development Canada, 0.010%, 1/17/24	5,000,000	4,986,000
FMS Wertmanagement, 0.000%, 5/10/24 #	2,000,000	1,961,415
LVMH Moet Hennessy Louis Vuitton SE, 5.460%, 2/06/24	1,750,000	1,739,899
National Securities Clearing Corp., 0.000%, 4/22/24 #	3,500,000	3,440,415
National Securities Clearing Corp., 0.000%, 5/07/24 #	3,000,000	2,942,627
Nederlandse Waterschapsbank NV, 0.000%, 4/02/24 #	3,600,000	3,549,517
NRW Bank, 0.010%, 2/09/24	1,300,000	1,291,966
NRW Bank, 0.010%, 2/12/24	1,500,000	1,490,072
NRW Bank, 0.010%, 3/04/24	3,200,000	3,169,064
NRW Bank, 5.550%, 3/07/24	7,000,000	6,929,330
Oesterreichische Kontrollbank AG, 0.000%, 2/12/24 #	1,200,000	1,191,975
Province of Alberta Canada, 0.000%, 3/07/24 #	6,000,000	5,938,728
PSP Capital, Inc., 5.450%, 2/02/24	3,500,000	3,482,056
Toronto-Dominion Bank (The), 0.000%, 3/18/24 #	2,000,000	1,975,993
Toronto-Dominion Bank (The), 0.000%, 3/12/24 #	3,000,000	2,966,795
Toronto-Dominion Bank (The), 0.000%, 3/05/24 #	3,400,000	3,366,053
United Overseas Bank Ltd., 5.600%, 2/27/24	10,000,000	9,910,250
		135,832,623

	SHARES
Investment Company — 1.3%
State Street Institutional U.S. Government Money Market Fund 5.070%	7,786,761	7,786,761

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	6,114,720	6,114,720

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $149,734,455)		149,734,104

Total Investments — 101.8% (Identified Cost $593,583,013)		598,254,805
Liabilities in excess of Cash and Other Assets — (1.8%)		(10,421,722)

Net Assets — 100.0%		$587,833,083

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2023.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2023 amounted to $21,420,676 or 3.64% of the net assets of the Fund.
#	Zero coupon bond
@	A portion or all of the security was held on loan. As of December 31, 2023, the market value of the securities on loan was $5,982,590.

Key to abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
NOK — Norwegian Krone
NZD — New Zealand Dollar
OAT — Obligations Assimilables du Trésor
SEK — Swedish Krona
SOFR — Secured Overnight Financing Rate
SGD — Singapore Dollar
USD — U.S. Dollar

Country weightings as of December 31, 2023
(As a percentage of total investment excludingshort-term money market investment)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2023

Settlement Date		Currency Purchased		Currency Sold	Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/04/24	USD	65,014,277	GBP	53,473,643	Bank of America N.A.	$68,160,561	$—	$(3,146,284)
01/04/24	USD	9,289,930	GBP	7,404,685	State Street Bank and Trust Co.	9,438,435	—	(148,504)
01/05/24	USD	3,629,617	DKK	25,485,361	Morgan Stanley & Co., Inc.	3,774,472	—	(144,855)
01/05/24	USD	30,564,038	EUR	28,803,893	Morgan Stanley & Co., Inc.	31,800,506	—	(1,236,467)
01/08/24	USD	8,475,297	NOK	92,418,010	Morgan Stanley & Co., Inc.	9,097,537	—	(622,240)
01/10/24	USD	27,209,567	AUD	42,278,066	State Street Bank and Trust Co.	28,816,943	—	(1,607,376)
01/12/24	USD	23,323,796	EUR	21,561,974	State Street Bank and Trust Co.	23,811,621	—	(487,824)
01/16/24	USD	6,925,819	NZD	11,691,368	State Street Bank and Trust Co.	7,390,939	—	(465,120)
01/16/24	USD	5,125,063	SEK	55,661,908	Morgan Stanley & Co., Inc.	5,521,542	—	(396,480)
01/16/24	USD	3,820,216	SEK	39,841,091	State Street Bank and Trust Co.	3,952,151	—	(131,935)
01/18/24	USD	4,946,727	SEK	54,245,527	HSBC Bank USA	5,381,468	—	(434,741)
01/19/24	USD	11,612,751	AUD	17,122,032	State Street Bank and Trust Co.	11,673,828	—	(61,077)
01/19/24	USD	17,635,821	EUR	16,023,952	State Street Bank and Trust Co.	17,700,667	—	(64,847)
01/22/24	USD	795,990	DKK	5,414,576	State Street Bank and Trust Co.	802,602	—	(6,613)
01/23/24	USD	12,810,749	AUD	19,521,017	State Street Bank and Trust Co.	13,311,165	—	(500,417)
01/23/24	USD	20,999,067	CAD	28,711,063	Morgan Stanley & Co., Inc.	21,674,466	—	(675,398)
01/23/24	USD	1,565,888	CAD	2,154,208	State Street Bank and Trust Co.	1,626,248	—	(60,360)
01/23/24	USD	28,723,652	EUR	26,888,733	HSBC Bank USA	29,706,991	—	(983,339)
01/23/24	USD	2,263,751	SEK	24,878,590	State Street Bank and Trust Co.	2,468,590	—	(204,839)
01/29/24	USD	231,342	DKK	1,555,987	State Street Bank and Trust Co.	230,726	616	—
03/14/24	USD	5,085,102	SGD	6,800,000	State Street Bank and Trust Co.	5,169,271	—	(84,169)
							$616	$(11,462,885)

Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2023

Settlement Date		Currency Purchased		Currency Sold	Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/04/24	GBP	32,054,879	USD	40,542,410	State Street Bank and Trust Co.	$40,858,980	$316,570	$—
01/04/24	GBP	1,675,856	USD	2,136,731	State Street Bank and Trust Co.	2,136,142	—	(589)
01/05/24	DKK	25,485,361	USD	3,653,094	State Street Bank and Trust Co.	3,774,473	121,378	—
01/05/24	EUR	7,927,047	USD	8,403,396	State Street Bank and Trust Co.	8,751,738	348,341	—
01/10/24	AUD	912,235	USD	609,275	State Street Bank and Trust Co.	621,784	12,509	—
01/16/24	SEK	38,099,555	USD	3,521,410	State Street Bank and Trust Co.	3,779,394	257,984	—
01/18/24	SEK	54,245,527	USD	5,022,550	State Street Bank and Trust Co.	5,381,468	358,918	—
01/22/24	DKK	5,414,576	USD	800,176	State Street Bank and Trust Co.	802,602	2,427	—
01/23/24	CAD	984,209	USD	710,920	State Street Bank and Trust Co.	742,996	32,076	—
01/23/24	EUR	5,395,644	USD	5,781,132	State Street Bank and Trust Co.	5,961,171	180,040	—
							$1,630,243	$(589)
Total							$1,630,859	$(11,463,474)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.6%
Lockheed Martin Corp.	5,830	$2,642,389
Other Securities^	44,445	7,932,818
		10,575,207

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	14,911	2,344,457
Other Securities^	13,055	2,021,799
		4,366,256

Automobile Components — 0.1%
Other Securities^	17,795	906,212

Automobiles — 1.4%
Tesla, Inc. *	32,766	8,141,696
Other Securities^	41,644	876,173
		9,017,869

Beverages — 1.8%
Coca-Cola Co. (The)	73,733	4,345,085
PepsiCo, Inc.	32,018	5,437,937
Other Securities^	24,519	1,819,786
		11,602,808

Biotechnology — 2.4%
AbbVie, Inc.	37,978	5,885,451
Amgen, Inc.	12,097	3,484,178
Other Securities^	46,935	6,048,038
		15,417,667

Broadline Retail — 3.4%
Amazon.com, Inc. *	143,078	21,739,271
Other Securities^	12,658	697,805
		22,437,076

Building Products — 0.7%
Other Securities^	41,993	4,613,525

Capital Markets — 2.4%
Other Securities^	110,532	15,573,435

Chemicals — 1.4%
Other Securities^	76,390	9,458,332

Commercial Banks — 2.3%
JPMorgan Chase & Co.	37,681	6,409,538
Other Securities^	218,386	8,365,324
		14,774,862

Commercial Services & Supplies — 0.8%
Other Securities^	38,476	5,048,279

Communications Equipment — 0.8%
Cisco Systems, Inc.	63,490	3,207,515
Other Securities^	13,868	1,936,565
		5,144,080

Computers & Peripherals — 6.8%
Apple, Inc.	218,711	42,108,429
Other Securities^	44,842	2,030,416
		44,138,845

Construction & Engineering — 0.2%
Other Securities^	14,260	1,159,717

Construction Materials — 0.1%
Other Securities^	5,136	920,399

Consumer Finance — 0.6%
American Express Co.	12,072	2,261,569
Other Securities^	18,881	1,759,920
		4,021,489

Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	7,611	5,023,869
Walmart, Inc.	25,166	3,967,420
Other Securities^	58,215	4,922,015
		13,913,304

Containers & Packaging — 0.4%
Other Securities^	52,280	2,624,615

Distributors — 0.1%
Other Securities^	7,254	815,236

Diversified Consumer Services — 0.1%
Other Securities^	10,493	431,014

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	73,799	2,782,222
Other Securities^	68,193	1,210,617
		3,992,839

Electric Utilities — 1.5%
Other Securities^	163,283	10,016,554

Electrical Equipment — 0.7%
Other Securities^	27,368	4,344,953

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^	50,989	4,910,580

Energy Equipment & Services — 0.3%
Other Securities^	49,147	1,668,050

Entertainment — 0.8%
Netflix, Inc. *	4,747	2,311,219
Other Securities^	47,160	3,232,598
		5,543,817

Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B*	15,784	5,629,521
MasterCard, Inc., Class A	19,164	8,173,638
Visa, Inc., Class A	32,889	8,562,651
Other Securities^	67,661	4,520,953
		26,886,763

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 0.8%
Other Securities^	75,895	$4,939,966

Gas Utilities — 0.1%
Other Securities^	9,056	550,260

Ground Transportation — 1.3%
Union Pacific Corp.	15,597	3,830,935
Other Securities^	63,987	4,644,134
		8,475,069

Health Care Equipment & Supplies — 1.6%
Other Securities^	83,737	10,154,856

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	14,112	7,429,545
Other Securities^	57,496	9,875,887
		17,305,432

Health Care Technology — 0.0%
Other Securities^	1,334	256,822

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	11,067	3,281,476
Other Securities^	71,481	10,334,197
		13,615,673

Household Durables — 0.5%
Other Securities^	24,012	3,289,521

Household Products — 1.3%
Procter & Gamble Co. (The)	45,612	6,683,982
Other Securities^	21,817	2,060,955
		8,744,937

Independent Power Producers & Energy Traders — 0.1%
Other Securities^	17,302	455,504

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	12,502	2,621,795
Other Securities^	15,880	1,785,969
		4,407,764

Insurance — 1.9%
Other Securities^	104,625	12,693,077

Interactive Media & Services — 6.0%
Alphabet, Inc., Class A *	86,420	12,072,010
Alphabet, Inc., Class C *	87,329	12,307,276
Meta Platforms, Inc., Class A *	40,998	14,511,652
Other Securities^	9,025	238,301
		39,129,239

IT Services — 1.7%
Accenture PLC, Class A	12,877	4,518,668
International Business Machines Corp.	20,148	3,295,205
Other Securities^	24,607	3,226,212
		11,040,085

Leisure Equipment & Products — 0.1%
Other Securities^	13,013	572,398

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	4,458	2,366,262
Other Securities^	30,049	5,290,204
		7,656,466

Machinery — 2.3%
Caterpillar, Inc.	11,832	3,498,367
Other Securities^	74,952	11,721,588
		15,219,955

Marine Transportation — 0.0%
Other Securities^	322	25,271

Media — 0.8%
Comcast Corp., Class A	59,894	2,626,352
Other Securities^	47,759	2,672,256
		5,298,608

Metals & Mining — 0.5%
Other Securities^	48,900	3,225,859

Multi-Utilities — 0.6%
Other Securities^	65,593	3,978,083

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	20,640	3,078,662
ConocoPhillips	20,640	2,395,685
Exxon Mobil Corp.	58,738	5,872,625
Other Securities^	177,204	10,949,241
		22,296,213

Paper & Forest Products — 0.0%
Other Securities^	1,020	72,247

Passenger Airlines — 0.1%
Other Securities^	26,155	708,811

Personal Products — 0.3%
Other Securities^	67,791	2,206,853

Pharmaceuticals — 4.4%
Eli Lilly & Co.	19,445	11,334,879
Johnson & Johnson	37,932	5,945,462
Merck & Co., Inc.	40,422	4,406,807
Other Securities^	146,853	6,834,475
		28,521,623

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services — 1.2%
Automatic Data Processing, Inc.	9,817	$2,287,067
Other Securities^	53,100	5,311,734
		7,598,801

Real Estate Management & Development — 0.2%
Other Securities^	11,262	1,054,487

Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc. *	15,685	2,312,126
Applied Materials, Inc.	18,581	3,011,423
Broadcom, Inc.	8,421	9,399,941
NVIDIA Corp.	33,925	16,800,338
QUALCOMM, Inc.	25,043	3,621,969
Texas Instruments, Inc.	19,702	3,358,403
Other Securities^@	107,672	12,660,357
		51,164,557

Software — 8.3%
Adobe, Inc. *	8,683	5,180,278
Microsoft Corp.	84,739	31,865,253
Oracle Corp.	26,244	2,766,905
Other Securities^	89,752	14,129,820
		53,942,256

Specialty Retail — 2.6%
Home Depot, Inc. (The)	18,311	6,345,677
TJX Cos., Inc. (The)	26,082	2,446,753
Other Securities^	45,891	8,075,411
		16,867,841

Textiles, Apparel & Luxury Goods — 0.7%
Other Securities^	43,187	4,564,829

Tobacco — 0.5%
Other Securities^	48,948	3,124,437

Trading Companies & Distributors — 0.6%
Other Securities^	24,189	3,835,236

Water Utilities — 0.1%
Other Securities^	7,137	595,441

Wireless Telecommunication Services — 0.2%
Other Securities^	8,733	1,400,162

TOTAL COMMON STOCKS (Identified Cost $125,491,704)		623,312,422

MUTUAL FUNDS — 4.0%

Others — 4.0%
DFA U.S. Micro Cap Portfolio	996,416	26,185,802

TOTAL MUTUAL FUNDS (Identified Cost $11,701,377)		26,185,802

SHORT-TERM INVESTMENTS — 0.3%

Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 5.070%	1,794,923	1,794,923

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	114,936	114,936

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,909,859)		1,909,859

Total Investments — 100.1% (Identified Cost $139,102,940)		651,408,083
Liabilities in excess of Cash and Other Assets — (0.1%)		(921,371)

Net Assets — 100.0%		$650,486,712

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $657,584.

Portfolio Sectors as of December 31, 2023
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
RTX Corp.	36,091	$3,036,697
Other Securities^	56,112	7,503,811
		10,540,508

Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	4,292,395

Automobile Components — 0.4%
Other Securities^	39,876	2,432,185

Automobiles — 1.0%
General Motors Co.	98,964	3,554,787
Other Securities^	150,516	1,834,790
		5,389,577

Beverages — 0.4%
Other Securities^	18,957	2,106,772

Biotechnology — 1.9%
Gilead Sciences, Inc.	45,490	3,685,145
Other Securities^	22,332	6,364,677
		10,049,822

Broadline Retail — 0.2%
Other Securities^	20,328	886,707

Building Products — 1.1%
Other Securities^	65,606	5,947,653

Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The)	18,498	7,135,973
Morgan Stanley	58,923	5,494,570
Other Securities^	81,343	4,654,560
		17,285,103

Chemicals — 4.0%
Linde PLC	14,100	5,791,011
Other Securities^	187,299	15,754,102
		21,545,113

Commercial Banks — 10.3%
Bank of America Corp.	196,564	6,618,310
Citigroup, Inc.	79,030	4,065,303
JPMorgan Chase & Co.	142,484	24,236,528
Wells Fargo & Co.	126,013	6,202,360
Other Securities^	458,809	14,495,791
		55,618,292

Commercial Services & Supplies — 0.2%
Other Securities^	8,792	922,830

Communications Equipment — 0.5%
Other Securities^	58,476	2,546,768

Computers & Peripherals — 1.1%
Other Securities^	245,284	5,895,586

Construction & Engineering — 0.2%
Other Securities^	7,778	849,076

Construction Materials — 0.7%
Other Securities^	12,730	4,014,416

Consumer Finance — 1.4%
Capital One Financial Corp.	28,539	3,742,034
Other Securities^	86,437	3,716,325
		7,458,359

Consumer Staples Distribution & Retail — 2.2%
Kroger Co. (The)	64,415	2,944,410
Walmart, Inc.	34,998	5,517,435
Other Securities^	66,489	3,372,501
		11,834,346

Containers & Packaging — 0.5%
Other Securities^	81,189	2,980,331

Distributors — 0.4%
Other Securities^	40,502	2,206,813

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	455,881	7,649,683
Verizon Communications, Inc.	198,247	7,473,912
		15,123,595

Electric Utilities — 0.2%
Other Securities^	22,148	1,145,052

Electrical Equipment — 0.4%
Other Securities^	13,646	2,425,002

Electronic Equipment, Instruments & Components — 1.3%
Other Securities^	140,790	7,005,590

Energy Equipment & Services — 0.3%
Other Securities^	49,652	1,697,105

Entertainment — 1.0%
Walt Disney Co. (The)	34,691	3,132,250
Other Securities^	97,449	2,376,958
		5,509,208
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B *	38,117	$13,594,809
Other Securities^	47,636	4,250,307
		17,845,116

Food Products — 2.8%
Mondelez International, Inc., Class A	51,728	3,746,659
Other Securities^	183,907	11,387,178
		15,133,837

Ground Transportation — 1.0%
Norfolk Southern Corp.	16,359	3,866,941
Other Securities^@	20,030	1,413,637
		5,280,578

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	37,706	3,106,220
Other Securities^	69,716	7,969,640
		11,075,860

Health Care Providers & Services — 5.1%
Cigna Group (The)	19,065	5,709,014
CVS Health Corp.	58,448	4,615,054
Elevance Health, Inc.	13,010	6,134,996
Humana, Inc.	7,918	3,624,940
Laboratory Corp. of America Holdings	13,769	3,129,556
Other Securities^	42,977	4,486,421
		27,699,981

Hotels, Restaurants & Leisure — 0.5%
Other Securities^@	74,123	2,588,312

Household Durables — 3.2%
DR Horton, Inc.	46,332	7,041,537
Lennar Corp., Class A	23,116	3,445,209
PulteGroup, Inc.	41,840	4,318,725
Other Securities^@	16,717	2,233,734
		17,039,205

Independent Power Producers & Energy Traders — 0.2%
Other Securities^	25,467	980,989

Industrial Conglomerates — 0.3%
Other Securities^	11,962	1,526,710

Insurance — 4.6%
Hartford Financial Services Group, Inc. (The)	47,472	3,815,799
Travelers Companies, Inc. (The)	21,374	4,071,533
Other Securities^@	200,433	16,944,140
		24,831,472

Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A *	15,106	5,346,920

IT Services — 0.8%
Other Securities^	65,046	4,595,251

Life Sciences Tools & Services — 1.6%
Danaher Corp.	19,132	4,425,997
Thermo Fisher Scientific, Inc.	6,997	3,713,937
Other Securities^	2,104	266,724
		8,406,658

Machinery — 3.7%
PACCAR, Inc.	34,507	3,369,609
Parker-Hannifin Corp.	6,463	2,977,504
Other Securities^	116,861	13,608,157
		19,955,270

Media — 2.9%
Comcast Corp., Class A	280,380	12,294,663
Other Securities^	113,898	3,171,079
		15,465,742

Metals & Mining — 3.6%
Freeport-McMoRan, Inc.	106,539	4,535,365
Nucor Corp.	38,084	6,628,139
Steel Dynamics, Inc.	33,820	3,994,142
Other Securities^	52,486	4,457,619
		19,615,265

Oil, Gas & Consumable Fuels — 13.3%
Chevron Corp.	97,929	14,607,090
ConocoPhillips	92,400	10,724,868
Exxon Mobil Corp.	222,398	22,235,352
Marathon Petroleum Corp.	30,104	4,466,229
Other Securities^	324,829	19,347,441
		71,380,980

Passenger Airlines — 0.4%
Other Securities^	61,218	2,218,286

Personal Products — 0.0%
Other Securities^	1,233	68,345

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	79,893	4,099,310
Pfizer, Inc.	322,258	9,277,808
Other Securities^	73,753	1,329,309
		14,706,427

Professional Services — 0.6%
Other Securities^	32,040	3,214,101

Real Estate Management & Development — 0.5%
Other Securities^	23,853	2,675,718

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc.	18,542	$3,681,700
Intel Corp.	228,574	11,485,844
Micron Technology, Inc.	67,598	5,768,813
Other Securities^	50,225	5,217,624
		26,153,981

Software — 0.6%
Other Securities^	13,921	3,014,434

Specialty Retail — 0.1%
Other Securities^	8,119	623,052

Textiles, Apparel & Luxury Goods — 0.1%
Other Securities^	8,655	498,576

Trading Companies & Distributors — 0.5%
Other Securities^	4,510	2,586,124

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	29,534	4,735,186

TOTAL COMMON STOCKS (Identified Cost $314,334,482)		536,970,580

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 5.070%	2,454,862	2,454,862

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,454,862)		2,454,862

Total Investments — 100.2% (Identified Cost $316,789,344)		539,425,442
Liabilities in excess of Cash and Other Assets — (0.2%)		(1,101,623)

Net Assets — 100.0%		$538,323,819

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $640,475.

Portfolio Sectors as of December 31, 2023
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.2%
Other Securities^	55,684	$3,666,653

Air Freight & Logistics — 0.2%
Other Securities^	19,908	685,496

Automobile Components — 1.6%
Autoliv, Inc.	6,598	727,034
Other Securities^	97,081	4,409,929
		5,136,963

Automobiles — 0.3%
Other Securities^	30,654	934,781

Beverages — 0.7%
Coca-Cola Consolidated, Inc.	882	818,849
Other Securities^	30,517	1,522,533
		2,341,382

Biotechnology — 2.2%
Neurocrine Biosciences, Inc. *	7,426	978,450
Other Securities^	266,081	5,967,341
		6,945,791

Broadline Retail — 0.4%
Other Securities^	28,233	1,102,380

Building Products — 3.2%
A.O. Smith Corp.	8,970	739,487
Advanced Drainage Systems, Inc.	7,209	1,013,874
Lennox International, Inc.	1,677	750,491
Owens Corning	6,683	990,621
Simpson Manufacturing Co., Inc.	4,397	870,518
Trex Co., Inc. *	10,510	870,123
UFP Industries, Inc.	6,595	828,002
Other Securities^	60,070	3,881,488
		9,944,604

Capital Markets — 3.0%
Jefferies Financial Group, Inc.	21,621	873,705
Morningstar, Inc.	2,847	814,925
Other Securities^@	195,636	7,694,459
		9,383,089

Chemicals — 2.5%
Other Securities^	175,240	8,029,447

Commercial Banks — 9.3%
Other Securities^	967,848	29,513,565

Commercial Services & Supplies — 1.9%
Clean Harbors, Inc.*	4,977	868,536
Tetra Tech, Inc.	5,049	842,830
Other Securities^	106,186	4,257,118
		5,968,484

Communications Equipment — 1.1%
Other Securities^	125,381	3,489,572

Computers & Peripherals — 0.3%
Other Securities^	33,575	1,036,080

Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	3,764	774,142
EMCOR Group, Inc.	4,190	902,652
WillScot Mobile Mini Holdings Corp. *	18,315	815,017
Other Securities^	70,555	3,620,787
		6,112,598

Construction Materials — 0.3%
Other Securities^	10,477	854,504

Consumer Finance — 1.1%
Other Securities^@	103,476	3,581,382

Consumer Staples Distribution & Retail — 1.2%
Other Securities^	71,137	3,924,742

Containers & Packaging — 1.5%
Other Securities^	117,073	4,736,530

Distributors — 0.1%
Other Securities^	2,230	205,239

Diversified Consumer Services — 1.0%
Other Securities^	61,868	3,199,412

Diversified Telecommunication Services — 0.3%
Other Securities^	33,046	940,532

Electric Utilities — 1.4%
NRG Energy, Inc.	14,356	742,205
Other Securities^	73,384	3,731,787
		4,473,992

Electrical Equipment — 1.2%
Regal Rexnord Corp.	6,071	898,629
Other Securities^	45,285	3,019,358
		3,917,987

Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc. *	5,952	727,632
Other Securities^	167,949	10,010,849
		10,738,481

Energy Equipment & Services — 1.2%
Other Securities^	217,082	3,925,728

Entertainment — 0.4%
Other Securities^	49,509	1,288,275

Financial Services — 1.6%
Other Securities^	123,206	5,155,839

Food Products — 1.6%
Other Securities^	106,653	5,159,419

Gas Utilities — 0.7%
Other Securities^	43,731	2,121,019

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Ground Transportation — 1.4%
Saia, Inc. *	2,389	$1,046,908
U-Haul Holding Co.	9,522	670,730
U-Haul Holding Co. *@	1,058	75,964
Other Securities^	49,606	2,464,996
		4,258,598

Health Care — 0.0%
Other Securities^	237	467

Health Care Equipment & Supplies — 2.2%
Other Securities^	164,722	6,895,473

Health Care Providers & Services — 3.1%
Chemed Corp.	1,565	915,134
DaVita, Inc. *	8,508	891,298
Henry Schein, Inc. *	10,880	823,725
Tenet Healthcare Corp. *	10,669	806,256
Other Securities^	142,789	6,409,182
		9,845,595

Health Care Technology — 0.3%
Other Securities^	40,953	886,968

Hotels, Restaurants & Leisure — 3.3%
Churchill Downs, Inc.	7,622	1,028,436
Texas Roadhouse, Inc.	6,983	853,532
Other Securities^	173,186	8,474,658
		10,356,626

Household Durables — 3.0%
Tempur Sealy International, Inc.	18,378	936,727
Toll Brothers, Inc.	10,507	1,080,015
TopBuild Corp. *	3,353	1,254,894
Other Securities^	131,218	6,195,453
		9,467,089

Household Products — 0.2%
Other Securities^	8,701	746,979

Independent Power Producers & Energy Traders — 0.7%
Vistra Corp.	28,253	1,088,306
Other Securities^@	36,128	1,099,502
		2,187,808

Insurance — 3.7%
Assurant, Inc.	4,350	732,931
Primerica, Inc.	3,776	776,950
Other Securities^	199,631	10,284,589
		11,794,470

Interactive Media & Services — 0.4%
Other Securities^	45,666	1,192,964

IT Services — 1.1%
GoDaddy, Inc., Class A *	8,025	851,934
Other Securities^	53,646	2,678,516
		3,530,450

Leisure Equipment & Products — 0.6%
Other Securities^	53,804	1,748,580

Life Sciences Tools & Services — 0.9%
Other Securities^	51,016	2,844,033

Machinery — 4.7%
Lincoln Electric Holdings, Inc.	3,365	731,753
Pentair PLC	11,013	800,755
Other Securities^	200,170	13,466,167
		14,998,675

Marine Transportation — 0.3%
Other Securities^	14,201	828,706

Media — 1.3%
New York Times Co. (The), Class A	17,457	855,219
Other Securities^	128,569	3,146,940
		4,002,159

Metals & Mining — 1.9%
Other Securities^	201,006	6,049,451

Multi-Utilities — 0.4%
Other Securities^	38,514	1,401,950

Oil, Gas & Consumable Fuels — 3.1%
Other Securities^	475,354	9,827,610

Paper & Forest Products — 0.3%
Other Securities^	27,385	801,594

Passenger Airlines — 0.3%
Other Securities^	35,996	938,544

Personal Products — 0.8%
Other Securities^	74,911	2,509,069

Pharmaceuticals — 1.0%
Other Securities^	89,966	3,060,827

Professional Services — 3.2%
CACI International, Inc., Class A *	2,374	768,844
FTI Consulting, Inc. *	3,603	717,537
Other Securities^	152,820	8,750,552
		10,236,933

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc. *	3,879	732,627
Other Securities^	64,368	1,606,959
		2,339,586

Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	25,678	854,307
Lattice Semiconductor Corp. *	12,472	860,443
Rambus, Inc. *	11,347	774,433
Other Securities^@	134,849	7,390,955
		9,880,138

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 3.5%
Qualys, Inc. *	3,876	$760,781
Other Securities^	249,678	10,244,738
		11,005,519

Specialty Retail — 3.9%
Five Below, Inc. *	5,505	1,173,446
Lithia Motors, Inc.	2,910	958,205
Murphy USA, Inc.	2,265	807,608
Williams-Sonoma, Inc.	4,058	818,823
Other Securities^	201,789	8,589,323
		12,347,405

Textiles, Apparel & Luxury Goods — 1.2%
Other Securities^	84,580	3,623,688

Tobacco — 0.1%
Other Securities^	16,168	348,003

Trading Companies & Distributors — 1.8%
WESCO International, Inc.	4,569	794,458
Other Securities^	73,089	4,893,816
		5,688,274

Water Utilities — 0.5%
Other Securities^	29,361	1,482,137

Wireless Telecommunication Services — 0.1%
Other Securities^	11,824	257,368

TOTAL COMMON STOCKS (Identified Cost $169,593,980)		315,897,702

PREFERRED STOCKS — 0.0%

Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	27,011

Trading Companies & Distributors — 0.0%
WESCO International, Inc., 10.625%, 5 year CMT + 10.325%	1,927	50,911

TOTAL PREFERRED STOCKS (Identified Cost $52,821)		77,922

SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund 5.070%	1,772,198	1,772,198

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	916,641	916,641

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,688,839)		2,688,839

Total Investments — 100.8% (Identified Cost $172,335,640)		$318,664,463

Liabilities in excess of Cash and Other Assets — (0.8%)		(2,676,192)

Net Assets — 100.0%		$315,988,271

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $6,581,645.
¶	Contingent value rights based on future performance.

Key to abbreviations:
CMT — Constant Maturity Treasury
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2023
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.3%
Australia — 6.3%
ANZ Group Holdings Ltd.	171,032	$3,020,970
National Australia Bank Ltd.	258,849	5,415,255
Santos Ltd.	542,800	2,811,172
Westpac Banking Corp.	182,943	2,854,863
Woodside Energy Group Ltd.	157,968	3,343,525
Other Securities^@	3,073,544	17,315,227
		34,761,012

Austria — 0.2%
Other Securities^	49,967	1,127,144

Belgium — 0.7%
Other Securities^	67,022	3,928,380

Bermuda — 0.0%
Other Securities^	18,503	179,240

Canada — 9.6%
Bank of Montreal @	55,679	5,508,880
Bank of Montreal ¥	3,225	319,105
Bank of Nova Scotia (The) @	104,892	5,107,192
Bank of Nova Scotia (The) @¥	24,902	1,212,165
Canadian Imperial Bank of Commerce @	18,668	898,678
Canadian Imperial Bank of Commerce ¥	81,273	3,913,224
Fairfax Financial Holdings Ltd.	3,439	3,172,870
Magna International, Inc. @	52,493	3,101,286
Manulife Financial Corp. @	176,474	3,900,075
Manulife Financial Corp.	3,055	67,507
Nutrien Ltd.	63,230	3,561,746
Suncor Energy, Inc. ¥	67,770	2,171,115
Suncor Energy, Inc.	75,341	2,413,926
Teck Resources Ltd., Class B @	103,946	4,393,797
Other Securities^@	802,234	13,178,291
		52,919,857

China — 0.1%
Other Securities^	283,490	771,942

Denmark — 2.5%
DSV AS	16,777	2,945,360
Other Securities^	171,201	10,565,366
		13,510,726

Finland — 0.9%
Other Securities^@	676,846	4,671,207

France — 11.7%
BNP Paribas SA	57,117	3,946,570
Cie de Saint-Gobain SA	92,022	6,771,836
Cie Generale des Etablissements Michelin SCA	119,912	4,296,953
Orange SA	322,578	3,669,358
Sanofi SA	38,892	3,853,830
TotalEnergies SE	332,966	22,642,797
Other Securities^	781,586	19,025,013
		64,206,357

Germany — 6.6%
BASF SE	73,103	3,936,647
Bayer AG	93,338	3,465,252
Bayerische Motoren Werke AG	40,060	4,456,919
Mercedes-Benz Group AG	122,485	8,457,844
Other Securities^	552,482	15,840,938
		36,157,600

Hong Kong — 1.5%
Other Securities^±	3,386,311	8,044,487

Ireland — 0.3%
Other Securities^	112,406	1,634,587

Israel — 0.5%
Other Securities^	366,005	2,644,500

Italy — 1.3%
UniCredit SpA	172,773	4,685,351
Other Securities^@	849,580	2,543,060
		7,228,411

Japan — 20.6%
Honda Motor Co. Ltd.	466,200	4,847,157
Mitsubishi Corp.	321,300	5,135,103
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	3,367,009
Sumitomo Mitsui Financial Group, Inc.	71,100	3,469,277
Takeda Pharmaceutical Co. Ltd.	126,173	3,627,697
Toyota Motor Corp.	322,150	5,918,650
Other Securities^	7,213,617	86,701,665
		113,066,558

Netherlands — 4.8%
ING Groep NV	253,754	3,789,062
Koninklijke Ahold Delhaize NV	179,778	5,163,092
Stellantis NV =	191,757	4,477,247
Stellantis NV @	56,317	1,313,312
Other Securities^¢	622,668	11,718,742
		26,461,455

New Zealand — 0.2%
Other Securities^	305,342	1,308,127

Norway — 0.7%
Other Securities^	270,007	3,957,348

Portugal — 0.1%
Other Securities^	19,281	302,108

Singapore — 1.0%
Other Securities^	7,024,086	5,519,363

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain — 2.6%
Banco Santander SA	1,654,430	$6,902,910
Repsol SA	211,452	3,139,667
Other Securities^@	717,537	4,097,533
		14,140,110

Sweden — 2.9%
Other Securities^@	1,361,118	15,845,787

Switzerland — 10.1%
Cie Financiere Richemont SA, Class A	33,824	4,655,048
Holcim AG	47,111	3,698,078
Novartis AG	122,351	12,346,388
Swiss Life Holding AG	4,035	2,801,783
UBS Group AG	232,018	7,200,130
Zurich Insurance Group AG	16,076	8,402,603
Other Securities^µ	186,204	16,605,940
		55,709,970

United Kingdom — 12.3%
BP PLC, ADR	79,258	2,805,733
British American Tobacco PLC	112,193	3,282,722
HSBC Holdings PLC, ADR @	204,163	8,276,768
Lloyds Banking Group PLC	5,603,835	3,407,891
Shell PLC, ADR	389,196	25,609,097
Vodafone Group PLC	3,477,659	3,039,127
Other Securities^	4,538,034	21,151,385
		67,572,723

United States — 0.8%
CRH PLC	40,650	2,811,354
Other Securities^	32,086	1,328,081
		4,139,435
TOTAL COMMON STOCKS (Identified Cost $432,543,734)		539,808,434

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Other Securities^	45,099	4,389,194
TOTAL PREFERRED STOCKS (Identified Cost $6,382,660)		4,389,194

SHORT-TERM INVESTMENTS — 4.6%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.070%	275,976	275,976

Collateral For Securities On Loan — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	24,711,549	24,711,549

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,987,525)		24,987,525

Total Investments — 103.7% (Identified Cost $463,913,919)		$569,185,153
Liabilities in excess of Cash and Other Assets — (3.7%)		(20,177,153)
Net Assets — 100.0%		$549,008,000

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $46,161,764.
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2023 amounted to $3,810,049 or 0.69% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2023
(As a percentage of net assets)

Industry	Percentage
Commercial Banks	19.1%
Oil, Gas & Consumable Fuels	14.3%
Automobiles	7.6%
Insurance	6.3%
Metals & Mining	6.2%
Chemicals	5.0%
Pharmaceuticals	4.5%
Automobile Components	2.7%
Capital Markets	2.5%
Real Estate Management & Development	2.3%

Country Weightings as of December 31, 2023
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	13,158,408	$254,088,862

TOTAL MUTUAL FUNDS (Identified Cost $136,914,809)		254,088,862

Total Investments — 100.1% (Identified Cost $136,914,809)		254,088,862
Liabilities in excess of Cash and Other Assets — (0.1%)		(235,222)

Net Assets — 100.0%		$253,853,640

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Belgium — 0.0%
Other Securities^	2,956	$69,997

Brazil — 3.8%
Petroleo Brasileiro SA	344,373	2,763,435
Other Securities^@*	1,461,139	4,767,379
		7,530,814

British Virgin Islands — 0.0%
Other Securities^±	13,200	14,555

Canada — 0.0%
Other Securities^	13,700	58,513

Cayman Islands — 0.0%
Other Securities^	49,844	65,918

Chile — 0.5%
Other Securities^	2,596,056	977,001

China — 25.8%
Agricultural Bank of China Ltd., H Shares	1,776,000	684,608
Alibaba Group Holding Ltd.	344,200	3,332,461
Baidu, Inc., ADR *	11,412	1,359,055
Bank of China Ltd., H Shares	5,702,902	2,176,429
China Construction Bank Corp., H Shares	7,488,810	4,459,623
China Merchants Bank Co. Ltd., H Shares	303,500	1,057,207
China Petroleum & Chemical Corp., H Shares	1,946,400	1,019,501
China Resources Land Ltd.	302,000	1,082,922
China Shenhua Energy Co. Ltd., H Shares	195,000	668,022
Industrial & Commercial Bank of China Ltd., H Shares	4,746,000	2,321,793
JD.com, Inc., Class A	49,300	710,284
PetroChina Co. Ltd., H Shares	2,014,000	1,330,888
Ping An Insurance Group Co. of China Ltd., Class H	505,500	2,288,458
Trip.com Group Ltd., ADR *	26,828	966,076
Xiaomi Corp., Class B *±	458,400	915,802
Other Securities^	39,396,460	26,592,176
		50,965,305

Colombia — 0.1%
Other Securities^	57,314	188,143

Czech Republic — 0.2%
Other Securities^±	24,307	301,542

Greece — 0.5%
Other Securities^*	325,117	936,388

Hong Kong — 0.3%
Other Securities^	1,760,780	484,977

Hungary — 0.2%
Other Securities^	45,199	392,730

India — 20.0%
Axis Bank Ltd.	133,355	1,762,976
Axis Bank Ltd., GDR	12,180	802,662
HDFC Bank Ltd.	98,376	2,019,980
Hindalco Industries Ltd.	158,495	1,169,946
ICICI Bank Ltd., ADR	80,109	1,909,799
JSW Steel Ltd.	80,442	848,755
Larsen & Toubro Ltd., GDR	31,226	1,330,228
Mahindra & Mahindra Ltd.	60,755	1,259,436
Reliance Industries Ltd.	206,554	6,421,477
State Bank of India, GDR	8,728	673,802
Tata Steel Ltd.	430,140	720,055
Other Securities^	5,309,785	20,610,787
		39,529,903

Indonesia — 1.7%
Other Securities^	40,177,489	3,288,348

Korea — 13.0%
Hana Financial Group, Inc.	22,264	750,258
Hyundai Motor Co.	10,966	1,732,728
KB Financial Group, Inc., ADR	24,215	1,001,775
Kia Corp.	23,059	1,790,434
LG Electronics, Inc.	10,373	819,917
POSCO Holdings, Inc., ADR	12,275	1,167,475
Samsung Electronics Co. Ltd., GDR	1,507	2,257,486
Shinhan Financial Group Co. Ltd.	23,813	742,365
Other Securities^	727,553	15,503,646
		25,766,084

Malaysia — 1.5%
Other Securities^	4,704,831	2,965,626

Mexico — 3.2%
Fomento Economico Mexicano SAB de CV	56,916	742,278
Grupo Financiero Banorte SAB de CV, Class O	139,874	1,409,366
Grupo Mexico SAB de CV, Series B	204,503	1,136,623
Other Securities^	2,060,997	3,021,784
		6,310,051

Philippines — 0.7%
Other Securities^	4,895,958	1,409,781

Poland — 1.0%
ORLEN SA	59,254	986,374
Other Securities^*	261,918	1,023,594
		2,009,968

Russia — 0.0%
Other Securities^*	332,081	—

Singapore — 0.0%
Other Securities^	111,000	29,018
		29,018

South Africa — 2.9%
Standard Bank Group Ltd.	60,990	693,837
Other Securities^*	1,833,196	5,004,276
		5,698,113

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 18.4%
ASE Technology Holding Co. Ltd.	233,000	$1,024,910
Asustek Computer, Inc.	47,000	749,629
China Steel Corp.	887,800	781,043
CTBC Financial Holding Co. Ltd.	1,475,280	1,362,773
Fubon Financial Holding Co. Ltd.	493,217	1,041,380
Hon Hai Precision Industry Co. Ltd.	800,068	2,724,201
United Microelectronics Corp.	499,513	856,108
Other Securities^	22,767,615	27,715,162
		36,255,206

Thailand — 2.0%
PTT PCL	883,900	925,787
Other Securities^	10,320,596	3,008,880
		3,934,667

Turkey — 1.0%
Other Securities^	1,693,730	1,980,001

United Arab Emirates — 1.6%
Emaar Properties PJSC	407,887	879,577
Other Securities^	2,068,450	2,197,152
		3,076,729

United Kingdom — 0.0%
Other Securities^	464	8,672

United States — 0.0%
Other Securities^	6,055	71,679

TOTAL COMMON STOCKS (Identified Cost $174,689,722)		194,319,729

PREFERRED STOCKS — 2.0%

Brazil — 2.0%
Petroleo Brasileiro SA, 8.494%	448,645	3,439,464
Other Securities^	180,604	556,454
		3,995,918

Colombia — 0.0%
Other Securities^	12,517	27,325

Philippines — 0.0%
Other Securities^*	12,909	7,565

India — 0.0%
Other Securities^*	256,610	35,111

TOTAL PREFERRED STOCKS (Identified Cost $2,372,706)		4,065,919

RIGHTS AND WARRANTS — 0.0%

Brazil — 0.0%
Other Securities^*	37,720	311

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		311

SHORT-TERM INVESTMENTS — 1.2%

Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.070%	115,443	115,443

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	2,253,368	2,253,368

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,368,811)		2,368,811

Total Investments — 101.6% (Identified Cost $179,431,239)		200,754,770

Liabilities in excess of Cash and Other Assets — (1.6%)		(3,204,601)

Net Assets — 100.0%		$197,550,169

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing and fair valued securities.
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $2,881,234.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2023 amounted to $4,232,895 or 2.14% of the net assets of the Fund.

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2023
(As a percentage of net assets)

Industry	Percentage
Commercial Banks	22.3%
Oil, Gas & Consumable Fuels	11.6%
Metals & Mining	7.0%
Electronic Equipment, Instruments & Components	4.8%
Computers & Peripherals	4.2%
Insurance	3.9%
Chemicals	3.6%
Real Estate Management & Development	3.4%
Automobiles	3.4%
Semiconductors & Semiconductor Equipment	3.1%

Country Weightings as of December 31, 2023
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Diversified REITs — 2.1%
American Assets Trust, Inc.	6,032	$135,780
Broadstone Net Lease, Inc.	17,587	302,848
CTO Realty Growth, Inc.	2,292	39,720
Empire State Realty Trust, Inc., Class A	11,500	111,435
Essential Properties Realty Trust, Inc.	16,244	415,197
Gladstone Commercial Corp.	3,518	46,578
Global Net Lease, Inc.	20,205	201,040
One Liberty Properties, Inc.	1,747	38,277
WP Carey, Inc.	22,561	1,462,179
		2,753,054

Health Care REITs — 8.9%
CareTrust REIT, Inc.	10,478	234,498
Community Healthcare Trust, Inc.	2,728	72,674
Diversified Healthcare Trust	9,600	35,904
Global Medical REIT, Inc.	5,127	56,910
Healthcare Realty Trust, Inc.	40,417	696,385
Healthpeak Properties, Inc.	56,680	1,122,264
LTC Properties, Inc.	3,972	127,581
Medical Properties Trust, Inc. @	62,813	308,412
National Health Investors, Inc.	4,520	252,442
Omega Healthcare Investors, Inc.	24,829	761,257
Physicians Realty Trust	25,667	341,628
Sabra Health Care REIT, Inc.	23,956	341,852
Universal Health Realty Income Trust	1,361	58,863
Ventas, Inc.	41,891	2,087,847
Welltower, Inc.	57,538	5,188,201
		11,686,718

Hotel & Resort REITs — 3.1%
Apple Hospitality REIT, Inc.	22,630	375,884
Braemar Hotels & Resorts, Inc.	5,308	13,270
Chatham Lodging Trust	5,496	58,917
DiamondRock Hospitality Co.	21,824	204,927
Host Hotels & Resorts, Inc.	73,437	1,429,819
Park Hotels & Resorts, Inc.	21,861	334,473
Pebblebrook Hotel Trust	13,051	208,555
RLJ Lodging Trust	16,642	195,044
Ryman Hospitality Properties, Inc.	5,906	650,014
Service Properties Trust	17,100	146,034
Summit Hotel Properties, Inc.	10,209	68,605
Sunstone Hotel Investors, Inc.	20,319	218,023
Xenia Hotels & Resorts, Inc.	13,264	180,656
		4,084,221

Industrial REITs — 14.1%
Americold Realty Trust, Inc.	28,465	861,636
EastGroup Properties, Inc.	4,824	885,397
First Industrial Realty Trust, Inc.	13,771	725,319
Innovative Industrial Properties, Inc.	2,731	275,339
LXP Industrial Trust	29,881	296,419
Plymouth Industrial REIT, Inc.	4,195	100,974
Prologis, Inc.	95,718	12,759,209
Rexford Industrial Realty, Inc.	21,977	1,232,910
STAG Industrial, Inc.	18,903	742,132
Terreno Realty Corp.	8,820	552,749
		18,432,084

Office REITs — 5.1%
Alexandria Real Estate Equities, Inc.	17,187	2,178,796
Boston Properties, Inc.	15,522	1,089,179
Brandywine Realty Trust	17,917	96,752
City Office REIT, Inc.	5,176	31,625
COPT Defense Properties	11,717	300,307
Cousins Properties, Inc.	15,801	384,754
Douglas Emmett, Inc.	17,359	251,706
Easterly Government Properties, Inc.	9,677	130,059
Equity Commonwealth	11,056	212,275
Highwoods Properties, Inc.	10,951	251,435
Hudson Pacific Properties, Inc.	12,646	117,734
JBG SMITH Properties	9,420	160,234
Kilroy Realty Corp.	11,447	456,049
NET Lease Office Properties	1,557	28,773
Office Properties Income Trust	3,570	26,132
Orion Office REIT, Inc.	6,753	38,627
Paramount Group, Inc.	17,848	92,274
Piedmont Office Realty Trust, Inc., Class A	10,998	78,196
SL Green Realty Corp.	6,782	306,343
Vornado Realty Trust	16,470	465,278
		6,696,528

Residential REITs — 14.3%
American Homes 4 Rent., Class A	33,701	1,211,888
Apartment Income REIT Corp.	15,754	547,137
Apartment Investment and Management Co., Class A *	13,592	106,425
AvalonBay Communities, Inc.	14,785	2,768,048
Bluerock Homes Trust, Inc.	412	5,764
BRT Apartments Corp.	400	7,436
Camden Property Trust	11,063	1,098,445
Centerspace	1,825	106,215
Clipper Realty, Inc.	1,167	6,302
Elme Communities	10,445	152,497
Equity LifeStyle Properties, Inc.	18,435	1,300,405
Equity Residential	37,556	2,296,925
Essex Property Trust, Inc.	6,682	1,656,735
Independence Realty Trust, Inc.	23,394	357,928
Invitation Homes, Inc.	63,403	2,162,676
Mid-America Apartment Communities, Inc.	12,090	1,625,621
NexPoint Residential Trust, Inc.	2,449	84,319
Sun Communities, Inc.	12,956	1,731,570
UDR, Inc.	32,375	1,239,639
UMH Properties, Inc.	5,369	82,253
Veris Residential, Inc.	8,319	130,858
		18,679,086

Retail REITs — 14.1%
Acadia Realty Trust	9,876	167,793
Agree Realty Corp.	9,877	621,757
Alexander’s, Inc.	303	64,712
Brixmor Property Group, Inc.	31,295	728,235
Federal Realty Investment Trust	7,648	788,126
Getty Realty Corp.	4,639	135,552
InvenTrust Properties Corp.	6,885	174,466
Kimco Realty Corp.	64,225	1,368,635
The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Kite Realty Group Trust	22,840	$522,122
Macerich Co. (The)	22,322	344,428
NETSTREIT Corp.	6,691	119,434
NNN REIT, Inc.	18,902	814,676
Phillips Edison & Co., Inc.	12,315	449,251
Realty Income Corp.	75,069	4,310,462
Regency Centers Corp.	16,751	1,122,317
Retail Opportunity Investments Corp.	13,055	183,162
RPT Realty	8,058	103,384
Saul Centers, Inc.	1,365	53,604
Simon Property Group, Inc.	33,802	4,821,517
SITE Centers Corp.	19,518	266,030
Spirit Realty Capital, Inc.	14,666	640,758
Tanger, Inc.	10,913	302,508
Urban Edge Properties	12,189	223,059
Whitestone REIT	4,996	61,401
		18,387,389

Specialized REITs — 37.7%
American Tower Corp.	48,531	10,476,872
Crown Castle, Inc.	44,933	5,175,832
CubeSmart	23,410	1,085,053
Digital Realty Trust, Inc.	31,377	4,222,717
EPR Properties	7,843	379,993
Equinix, Inc.	9,727	7,834,029
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	21,890	3,509,624
Four Corners Property Trust, Inc.	9,280	234,784
Gaming and Leisure Properties, Inc.	27,665	1,365,268
Global Self Storage, Inc.	997	4,616
Iron Mountain, Inc.	30,252	2,117,035
Lamar Advertising Co., Class A	9,074	964,385
National Storage Affiliates Trust	8,178	339,142
Outfront Media, Inc.	16,965	236,831
Public Storage	16,396	5,000,780
SBA Communications Corp.	11,178	2,835,747
Uniti Group, Inc.	20,375	117,767
VICI Properties, Inc.	107,184	3,417,026
		49,317,501
TOTAL COMMON STOCKS (Identified Cost $72,433,516)		130,036,581

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 5.070%	683,778	683,778

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	33,784	33,784

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $717,562)		717,562

Total Investments — 99.9% (Identified Cost $73,151,078)		$130,754,143
Cash and Other Assets, Less Liabilities — 0.1%		112,964
Net Assets — 100.0%		$130,867,107

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $317,996.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

Portfolio Sectors as of December 31, 2023
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	157,516	$1,551,532
SA Global Fixed Income Fund €	462,738	4,044,325
SA International Value Fund €	367,201	4,615,717
SA Real Estate Securities Fund €	66,890	740,475
SA U.S. Core Market Fund €	132,546	3,918,057
SA U.S. Fixed Income Fund €	258,865	2,464,396
SA U.S. Small Company Fund €	61,175	1,621,137
SA U.S. Value Fund €	196,321	3,928,381
		22,884,020
TOTAL MUTUAL FUNDS (Identified Cost $20,787,966)		22,884,020

Total Investments — 100.0% (Identified Cost $20,787,966)		22,884,020
Cash and Other Assets, Less Liabilities — 0.0%		7,921
Net Assets — 100.0%		$22,891,941

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2023 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$466,551,528	$598,254,805	$651,408,083
Investments in affiliated securities, at value	—	—	—
Foreign currency, at value	—	2,268,981	—
Receivable for investments sold	—	614	—
Dividends and interest receivable	2,429,325	3,496,108	532,577
Receivable for fund shares sold	220,638	293,163	251,636
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	1,630,859	—
Receivable from the Adviser (Note 2)	3,079	—	2,343
Receivable for tax reclaims	—	—	—
Prepaid expenses	18,473	26,440	24,796
Other assets	—	—	640
Total Assets	469,223,043	605,970,970	652,220,075

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	175,782	242,922	240,421
Due to custodian bank	—	—	975,719
Collateral for securities on loan (Note 1)	—	6,114,720	114,936
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	11,463,474	—
Advisory fee payable (Note 2)	59,453	124,548	217,759
Sub-Advisory fee payable (Note 2)	11,891	14,946	16,332
Sub-Administration fee payable (Note 2)	11,994	22,147	17,296
Custody and accounting fees payable	10,937	29,734	11,389
Shareholder servicing fee payable (Note 2)	59,453	74,729	81,660
Transfer agent fee payable	13,103	16,357	18,790
Professional fees payable	16,863	17,617	17,390
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	10,882	16,693	21,671
Total Liabilities	370,358	18,137,887	1,733,363
NET ASSETS	$468,852,685	$587,833,083	$650,486,712
NET ASSETS CONSIST OF:
Paid-in capital	$502,625,623	$652,919,625	$108,319,147
Total distributable earnings (loss)(2)	(33,772,938)	(65,086,542)	542,167,565
NET ASSETS	$468,852,685	$587,833,083	$650,486,712
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	49,237,370	67,220,697	22,007,868
Net asset value per share	$9.52	$8.74	$29.56
Identified cost of unaffiliated investments	$467,730,827	$593,583,013	$139,102,940
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$2,268,946	$—
(1) Including securities on loan, at value (see Note 1)	$—	$5,982,590	$657,584
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$539,425,442	$318,664,463	$569,185,153	$254,088,862	$200,754,770	$130,754,143	$—
—	—	—	—	—	—	22,884,020
—	—	670,132	—	767,237	—	—
—	—	473,112	—	—	—	30,243
527,275	214,516	742,653	—	360,303	644,184	—
318,161	116,642	656,178	145,665	143,127	48,274	—

—	—	—	—	—	—	—
—	—	2,482	—	57,019	8,092	11,680
—	—	2,759,591	—	8,868	—	—
24,587	23,609	24,170	22,514	16,860	16,678	18,819
—	—	—	—	—	5,485	—
540,295,465	319,019,230	574,513,471	254,257,041	202,108,184	131,476,856	22,944,762

183,279	—	—	—	3,947	104,110	—
281,123	256,019	331,326	146,662	85,468	85,571	30,243
1,135,511	1,597,325	—	119,087	451	274,685	—
—	916,641	24,711,549	—	2,253,368	33,784	—

—	—	—	—	—	—	—
178,934	104,179	204,906	52,113	72,649	37,869	—
44,733	52,090	91,069	—	58,119	10,820	—
15,989	9,444	17,090	7,968	5,576	4,154	682
10,458	9,785	22,819	4,530	37,765	4,277	3,298
67,100	39,067	68,302	31,268	24,216	16,230	—
17,864	17,495	17,818	17,147	15,753	15,789	475
17,390	17,390	27,795	17,390	66,411	17,243	13,823
—	—	—	—	1,907,928	—	—
19,265	11,524	12,797	7,236	26,364	5,217	4,300
1,971,646	3,030,959	25,505,471	403,401	4,558,015	609,749	52,821
$538,323,819	$315,988,271	$549,008,000	$253,853,640	$197,550,169	$130,867,107	$22,891,941

$301,736,684	$161,073,542	$459,323,455	$161,876,879	$194,514,804	$72,174,723	$20,769,946
236,587,135	154,914,729	89,684,545	91,976,761	3,035,365	58,692,384	2,121,995
$538,323,819	$315,988,271	$549,008,000	$253,853,640	$197,550,169	$130,867,107	$22,891,941

26,906,570	11,923,783	43,663,632	12,676,961	20,048,654	11,821,309	2,080,688
$20.01	$26.50	$12.57	$20.02	$9.85	$11.07	$11.00
$316,789,344	$172,335,640	$463,913,919	$136,914,809	$179,431,239	$73,151,078	$—
$—	$—	$—	$—	$—	$—	$20,787,966
$—	$—	$672,027	$—	$766,164	$—	$—
$640,475	$6,581,645	$46,161,764	$—	$2,881,234	$317,996	$—
$—	$—	$—	$—	$1,907,928	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2023 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$4,909,149
Affiliated dividends	—	—	—
Interest(1)	9,250,186	12,768,461	30,463
Other income	—	—	6
Taxes withheld	—	—	(904)
Total Income	9,250,186	12,768,461	4,938,714
Expenses:
Advisory fees (Note 2)	329,019	795,375	1,261,383
Shareholder Servicing fees (Note 2)	329,019	477,225	473,019
Sub-Advisory fees (Note 2)	65,804	95,445	91,037
Sub-Administration fees (Note 2)	36,693	60,687	55,472
Trustees’ fees and expenses (Note 2)	19,013	19,013	19,013
Custody and accounting fees	27,675	85,348	52,962
Transfer agent fees	37,976	39,290	45,835
Professional fees *	27,265	28,019	26,292
Registration fees	17,993	21,273	18,878
Shareholders report printing expenses	17,292	27,336	24,669
Other expenses **	14,798	17,397	61,358
Total expenses before waivers and reimbursements:	922,547	1,666,408	2,129,918
Less: Fee waiver by the Adviser (Note 2)	(45,161)	—	(35,794)
Net expenses	877,386	1,666,408	2,094,124
Net investment income	8,372,800	11,102,053	2,844,590
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	(282,735)	6,360,084	29,144,964
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	7,281,085	—
Foreign currency transactions	—	126,343	—
Capital gain distributions from underlying funds	—	—	370,760
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	3,289,101	(322,638)	16,315,813
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(7,984,970)	—
Foreign currency transactions	—	22,850	—
Net realized and unrealized gain on investments and foreign currency transactions and translation	3,006,366	5,482,754	45,831,537
Net increase in net assets resulting from operations	$11,379,166	$16,584,807	$48,676,127
(1) Interest income includes security lending income of:	$—	$4,590	$6,385
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance, printing services and ReFlow.
^	For the six months ended December 31, 2023, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $30,020,352, $16,478,669, $10,637,076, $3,352,572 and $2,914,723 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $28,341,804, $11,787,426, $7,707,436, $1,698,566 and $1,724,864, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$6,424,118	$2,258,596	$8,118,479	$4,541,521	$4,130,293	$2,667,714	$—
—	—	—	—	—	—	384,290
27,311	19,847	142,821	—	34,663	11,096	—
—	16,550	—	—	—	—	—
—	(1,966)	(559,263)	—	(510,513)	—	—
6,451,429	2,293,027	7,702,037	4,541,521	3,654,443	2,678,810	384,290

1,037,499	597,037	1,215,227	303,386	428,997	212,407	—
389,062	223,889	405,076	182,032	142,999	91,032	—
259,375	298,518	540,101	—	343,197	60,688	—
45,909	26,550	48,990	22,284	16,951	11,018	1,986
19,013	19,013	19,013	19,013	19,013	19,013	19,013
33,855	43,350	84,868	12,991	134,598	23,222	13,336
43,745	42,849	43,486	41,889	38,440	38,540	1,733
26,292	26,292	38,197	26,292	90,682	26,145	25,724
18,346	16,915	17,766	15,773	16,186	15,227	15,378
20,583	12,819	22,165	11,306	9,057	6,461	6,250
38,129	29,717	23,250	8,214	21,930	18,123	9,665
1,931,808	1,336,949	2,458,139	643,180	1,262,050	521,876	93,085
—	—	(27,684)	—	(270,591)	(62,122)	(93,085)
1,931,808	1,336,949	2,430,455	643,180	991,459	459,754	—
4,519,621	956,078	5,271,582	3,898,341	2,662,984	2,219,056	384,290

18,133,809	17,143,787	6,540,751	1,095,212	(305,721)	1,703,849	—
—	—	—	—	—	—	78,534
—	—	951	—	966	—	—
—	—	64,587	—	(45,466)	—	—
—	—	—	—	—	—	50,983

16,546,716	6,765,521	22,419,305	11,200,720	11,298,861	5,592,035	—
—	—	—	—	—	—	821,216
—	—	—	—	—	—	—
—	—	62,346	—	7,596	—	—

34,680,525	23,909,308	29,087,940	12,295,932	10,956,236	7,295,884	950,733
$39,200,146	$24,865,386	$34,359,522	$16,194,273	$13,619,220	$9,514,940	$1,335,023
$298	$7,961	$123,696	$—	$28,016	$1,363	$—
$—	$—	$—	$—	$80,366	$—	$—
$—	$—	$—	$—	$803,614	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,372,800	$10,641,846
Net realized gain (loss) on investments and foreign currency transactions	(282,735)	(6,535,175)
Net increase (decrease) in unrealized appreciation (depreciation)	3,289,101	2,972,420
Net increase (decrease) in net assets from operations	11,379,166	7,079,091

Distributions to shareholders:
Investor Class(a)	(8,655,197)	(8,262,472)
Select Class(a)	—	(2,529,260)
Total distributions to shareholders	(8,655,197)	(10,791,732)

Capital share transactions
Proceeds from sale of shares
Investor Class(a)	89,264,773	416,790,234	(b)
Select Class(a)	—	9,346,480
	89,264,773	426,136,714
Value of distributions reinvested
Investor Class(a)	8,533,670	8,174,816
Select Class(a)	—	2,503,640
	8,533,670	10,678,456
Cost of shares redeemed
Investor Class(a)	(38,203,874)	(74,306,097)
Select Class(a)	—	(414,094,652	)(b)
	(38,203,874)	(488,400,749)
Tax-free interclass conversion
Investor Class(a)	—	(47,203)
Select Class(a)	—	47,203
	—	—
Total capital share transactions	59,594,569	(51,585,579)
Total increase (decrease) in net assets	62,318,538	(55,298,220)

NET ASSETS
Beginning of year	$406,534,147	$461,832,367
End of year	$468,852,685	$406,534,147

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class(a)	9,378,396	44,451,239	(b)
Select Class(a)	—	984,015

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023

$11,102,053	$14,200,100		$2,844,590	$5,659,768
13,767,512	(47,589,759)		29,515,724	35,824,253
(8,284,758)	40,837,446		16,315,813	65,430,073
16,584,807	7,447,787		48,676,127	106,914,094

—	(18,787,117)		(5,568,395)	(31,997,503)
—	(3,999,164)		—	—
—	(22,786,281)		(5,568,395)	(31,997,503)

25,902,613	697,161,653	(c)	54,123,430	594,629,964	(d)
—	19,545,558		—	16,838,788
25,902,613	716,707,211		54,123,430	611,468,752

—	18,613,725		5,392,211	31,305,591
—	3,964,077		—	—
—	22,577,802		5,392,211	31,305,591

(128,111,892)	(120,544,720)		(93,012,356)	(126,889,441)
—	(678,883,998	)(c)	—	(534,028,957	)(d)
(128,111,892)	(799,428,718)		(93,012,356)	(660,918,398)

—	(63,682)		—	(82,452)
—	63,682		—	82,452
—	—		—	—
(102,209,279)	(60,143,705)		(33,496,715)	(18,144,055)
(85,624,472)	(75,482,199)		9,611,017	56,772,536

$673,457,555	$748,939,754		$640,875,695	$584,103,159
$587,833,083	$673,457,555		$650,486,712	$640,875,695

3,003,262	81,782,678	(c)	1,938,280	23,737,954	(d)
—	2,263,737		—	663,858

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Shares issued for distributions reinvested
Investor Class(a)	897,951	869,365
Select Class(a)	—	264,097
Shares redeemed
Investor Class(a)	(4,003,514)	(7,877,726)
Select Class(a)	—	(44,079,131	)(b)
Tax-free interclass conversion
Investor Class(a)	—	(5,011)
Select Class(a)	—	5,000
Net increase (decrease) in fund shares	6,272,833	(5,388,152)

(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $388,870,466 representing 41,420,313 shares into 41,490,581 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $636,280,968 representing 74,708,925 shares into 74,600,310 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $510,617,519 representing 20,507,057 shares into 20,412,453 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023

—	2,222,202		183,284	1,327,070
—	460,939		—	—

(14,844,537)	(14,201,099)		(3,325,359)	(5,012,660)
—	(79,652,877	)(c)	—	(21,433,395	)(d)

—	(7,400)		—	(3,250)
—	7,412		—	3,265
(11,841,275)	(7,124,408)		(1,203,795)	(717,158)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,519,621	$9,063,132
Net realized gain (loss) on investments and foreign currency transactions	18,133,809	24,829,240
Net increase (decrease) in unrealized appreciation (depreciation)	16,546,716	22,385,154
Net increase (decrease) in net assets from operations	39,200,146	56,277,526

Distributions to shareholders:
Investor Class(a)	(8,913,929)	(37,682,984)
Select Class(a)	—	—
Total distributions to shareholders	(8,913,929)	(37,682,984)

Capital share transactions
Proceeds from sale of shares
Investor Class(a)	37,259,790	543,036,027	(b)
Select Class(a)	—	13,362,519
	37,259,790	556,398,546
Value of distributions reinvested
Investor Class(a)	8,705,450	37,067,906
Select Class(a)	—	—
	8,705,450	37,067,906
Cost of shares redeemed
Investor Class(a)	(58,125,255)	(116,735,600)
Select Class(a)	—	(491,721,644	)(b)
	(58,125,255)	(608,457,244)
Tax-free interclass conversion
Investor Class(a)	—	(103,118)
Select Class(a)	—	103,118
	—	—
Total capital share transactions	(12,160,015)	(14,990,792)
Total increase (decrease) in net assets	18,126,202	3,603,750

NET ASSETS
Beginning of year	$520,197,617	$516,593,867
End of year	$538,323,819	$520,197,617

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023

$956,078	$1,825,292		$5,271,582	$19,526,278
17,143,787	12,084,959		6,606,289	(328,124)
6,765,521	29,037,209		22,481,651	66,754,962
24,865,386	42,947,460		34,359,522	85,953,116

(11,191,018)	(9,248,061)		(18,494,533)	(21,242,831)
—	—		—	—
(11,191,018)	(9,248,061)		(18,494,533)	(21,242,831)

23,458,459	303,499,620	(c)	23,367,796	491,513,082	(d)
—	7,168,836		—	15,295,136
23,458,459	310,668,456		23,367,796	506,808,218

10,947,235	9,099,972		18,066,374	20,986,104
—	—		—	—
10,947,235	9,099,972		18,066,374	20,986,104

(37,692,101)	(61,197,619)		(53,714,797)	(102,241,956)
—	(278,607,332	)(c)	—	(471,759,098	)(d)
(37,692,101)	(339,804,951)		(53,714,797)	(574,001,054)

—	(14,643)		—	(77,915)
—	14,643		—	77,915
—	—		—	—
(3,286,407)	(20,036,523)		(12,280,627)	(46,206,732)
10,387,961	13,662,876		3,584,362	18,503,553

$305,600,310	$291,937,434		$545,423,638	$526,920,085
$315,988,271	$305,600,310		$549,008,000	$545,423,638

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class(a)	1,951,436	28,471,484	(b)
Select Class(a)	—	717,407
Shares issued for distributions reinvested
Investor Class(a)	438,341	2,067,368
Select Class(a)	—	—
Shares redeemed
Investor Class(a)	(3,037,014)	(6,238,858)
Select Class(a)	—	(25,832,120	)(b)
Tax-free interclass conversion
Investor Class(a)	—	(5,660)
Select Class(a)	—	5,683
Net decrease in fund shares	(647,237)	(814,696)

(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $469,351,404 representing 24,627,398 shares into 24,533,425 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $265,166,445 representing 11,100,822 shares into 11,074,720 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $452,121,916 representing 43,049,800 shares into 42,903,552 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023

929,469	12,650,157	(c)	1,891,177	46,316,995	(d)
—	301,658		—	1,447,657

414,825	392,918		1,453,449	1,900,915
—	—		—	—

(1,484,464)	(2,519,240)		(4,347,609)	(8,776,053)
—	(11,667,416	)(c)	—	(44,917,844	)(d)

—	(561)		—	(7,590)
—	563		—	7,620
(140,170)	(841,921)		(1,002,983)	(4,028,300)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,898,341	$5,925,649
Net realized gain (loss) on investments and foreign currency transactions	1,095,212	542,379
Net increase (decrease) in unrealized appreciation (depreciation)	11,200,720	21,341,505
Net increase (decrease) in net assets from operations	16,194,273	27,809,533

Distributions to shareholders:
Investor Class(a)	(8,184,779)	(13,986,010)
Select Class(a)	—	—
Total distributions to shareholders	(8,184,779)	(13,986,010)

Capital share transactions
Proceeds from sale of shares
Investor Class(a)	8,913,569	217,127,428	(b)
Select Class(a)	—	8,677,472
	8,913,569	225,804,900
Value of distributions reinvested
Investor Class(a)	8,027,729	13,809,504
Select Class(a)	—	—
	8,027,729	13,809,504
Cost of shares redeemed
Investor Class(a)	(17,888,478)	(34,230,590)
Select Class(a)	—	(209,704,012	)(b)
	(17,888,478)	(243,934,602)
Tax-free interclass conversion
Investor Class(a)	—	(50,325)
Select Class(a)	—	50,325
	—	—
Total capital share transactions	(947,180)	(4,320,198)
Total increase (decrease) in net assets	7,062,314	9,503,325

NET ASSETS
Beginning of year	$246,791,326	$237,288,001
End of year	$253,853,640	$246,791,326

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023

$2,662,984	$7,046,667		$2,219,056	$3,501,323
(350,221)	(1,844,092)		1,703,849	3,470,107
11,306,457	8,723,143		5,592,035	(13,923,863)
13,619,220	13,925,718		9,514,940	(6,952,433)

(7,748,185)	(6,277,522)		(3,892,573)	(9,006,102)
—	—		—	—
(7,748,185)	(6,277,522)		(3,892,573)	(9,006,102)

8,794,749	168,230,277	(c)	9,991,501	128,259,038	(d)
—	6,640,753		—	3,286,284
8,794,749	174,871,030		9,991,501	131,545,322

7,626,258	6,211,004		3,818,314	8,870,430
—	—		—	—
7,626,258	6,211,004		3,818,314	8,870,430

(14,825,194)	(26,842,078)		(13,719,823)	(24,055,479)
—	(158,372,192	)(c)	—	(116,259,928	)(d)
(14,825,194)	(185,214,270)		(13,719,823)	(140,315,407)

—	(20,108)		—	(19,896)
—	20,108		—	19,896
—	—		—	—
1,595,813	(4,132,236)		89,992	100,345
7,466,848	3,515,960		5,712,359	(15,858,190)

$190,083,321	$186,567,361		$125,154,748	$141,012,938
$197,550,169	$190,083,321		$130,867,107	$125,154,748

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class(a)	465,027	12,318,311	(b)
Select Class(a)	—	486,385
Shares issued for distributions reinvested
Investor Class(a)	406,262	771,481
Select Class(a)	—	—
Shares redeemed
Investor Class(a)	(927,818)	(1,808,824)
Select Class(a)	—	(12,003,743	)(b)
Tax-free interclass conversion
Investor Class(a)	—	(2,939)
Select Class(a)	—	2,954
Net decrease in fund shares	(56,529)	(236,375)

(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $200,767,508 representing 11,501,742 shares into 11,445,092 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $151,215,525 representing 18,339,602 shares into 18,342,495 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $110,708,321 representing 10,314,856 shares into 10,277,702 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023

911,898	20,221,150	(c)	966,931	11,925,062	(d)
—	744,798		—	280,610

796,060	704,195		348,386	868,798
—	—		—	—

(1,532,778)	(2,946,143)		(1,315,706)	(2,264,555)
—	(19,148,297	)(c)	—	(10,786,475	)(d)

—	(2,249)		—	(1,766)
—	2,249		—	1,772
175,180	(424,297)		(389)	23,446

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$384,290	$559,419
Net realized gain on investments and foreign currency transactions	129,517	1,190,879
Net increase (decrease) in unrealized appreciation (depreciation)	821,216	523,672
Net increase (decrease) in net assets from operations	1,335,023	2,273,970
Distributions to shareholders	(922,426)	(1,732,292)

Capital share transactions
Proceeds from sale of shares	1,402,577	2,163,784
Value of distributions reinvested	919,357	1,725,778
Cost of shares redeemed	(2,111,423)	(5,334,057)
Total capital share transactions	210,511	(1,444,495)
Total increase (decrease) in net assets	623,108	(902,817)

NET ASSETS
Beginning of year	$22,268,833	$23,171,650
End of year	$22,891,941	$22,268,833

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	129,165	205,027
Shares issued for distributions reinvested	83,426	172,233
Shares redeemed	(194,278)	(501,925)
Net increase in fund shares	18,313	(124,665)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.46		$9.54	$10.12	$10.17		$10.16	$10.11

Income from investment operations:
Net investment income (loss)	0.18	(1)	0.23 (1)	0.01 (1)	(0.02	)(1)(2)	0.13 (1)	(0.20)
Net realized and unrealized gain (loss) on investments	0.07		(0.08)	(0.58)	(0.03	)(2)	0.01	0.46
Total from investment operations	0.25		0.15	(0.57)	(0.05)		0.14	0.26

Less distributions from:
Net investment income	(0.19)		0.23	(0.01)	(0.00	)(3)	(0.13)	(0.21)
Total distributions	(0.19)		0.23	—	—		—	—
Net asset value, end of period	$9.52		$9.46	$9.54	$10.12		$10.17	$10.16

Total return	2.62	%(4)	1.65%	(5.63)%	(0.48)%		1.42%	2.58%
Net assets, end of period (000s)	$468,853		$406,534	$52,715	$68,818		$80,440	$113,430
Ratio of net expenses to average net assets	0.40	%(5)	0.41%	0.63%	0.64%		0.63%	0.64%
Ratio of gross expenses to average net assets	0.42	%(5)(6)	0.44%	0.63%	0.64%		0.63%	0.64%
Ratio of net investment income (loss) to average net assets	3.82	%(5)	2.46%	0.10%	(0.15)%		1.28%	1.92%
Portfolio turnover rate	39%		29%	203%	113%		49%	88%

(1)	Calculated based on average shares outstanding during the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.
(6)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.52		$8.71	$9.44	$9.42		$9.63		$9.59

Income from investment operations:
Net investment income (loss)	0.15	(1)	0.17 (1)	0.03 (1)	(0.03	)(1)	0.00	(1)(2)	(0.09)
Net realized and unrealized gain (loss) on investments	0.07		(0.08)	(0.74)	0.05		0.14		0.46
Total from investment operations	0.22		(0.09)	(0.71)	0.02		0.14		0.37

Less distributions from:
Net investment income	—		0.28	(0.02)	—		(0.35)		(0.33)
Total distributions	—		0.28	(0.02)	—		(0.35)		(0.33)

Net asset value, end of period	$8.74		$8.52	$8.71	$9.44		$9.42		$9.63

Total return	2.58	%(3)	1.06%	(7.50)%	0.21%		1.46%		3.90%
Net assets, end of period (000s)	$587,833		$673,458	$80,670	$88,378		$100,567		$133,954
Ratio of net expenses to average net assets	0.52	%(4)	0.52%	0.71%	0.73%		0.73%		0.73%
Ratio of gross expenses to average net assets	0.52	%(4)	0.52%	0.71%	0.73%		0.73%		0.73%
Ratio of net investment income (loss) to average net assets	3.49	%(4)	2.01%	0.37%	(0.30)%		0.01%		0.53%
Portfolio turnover rate	24%		97%	103%	111%		58%		75%

(1)	Calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$27.61		$24.52		$30.22	$23.37	$24.79	$24.18

Income from investment operations:
Net investment income	0.13	(1)	0.24	(1)	0.14 (1)	0.14 (1)	0.23 (1)	0.01
Net realized and unrealized gain (loss) on investments	2.07		4.23		(3.46)	8.87	1.43	1.95
Total from investment operations	2.20		4.47		(3.32)	9.01	1.66	1.96

Less distributions from:
Net investment income	(0.25)		(0.22)		(0.11)	(0.22)	(0.26)	(0.17)
Capital gains	—		(1.16)		(2.27)	(1.94)	(2.82)	(1.18)
Total distributions	(0.25)		(1.38)		(2.38)	(2.16)	(3.08)	(1.35)

Net asset value, end of period	$29.56		$27.61		$24.52	$30.22	$23.37	$24.79

Total return	7.99	%(2)	19.19%		(12.44)%	39.94%	6.31%	9.30%
Net assets, end of period (000s)	$650,487		$640,876		$77,555	$106,102	$112,429	$165,849
Ratio of net expenses to average net assets	0.66	%(3)(5)	0.68%		0.86%	0.87%	0.88%	0.88%
Ratio of gross expenses to average net assets	0.68	%(3)(4)(5)	0.69	%(4)	0.86%	0.87%	0.88%	0.88%
Ratio of net investment income to average net assets	0.90	%(3)	0.94%		0.48%	0.53%	0.98%	1.02%
Portfolio turnover rate	0%		3%		9%	1%	3%	4%
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.65% and 0.66%, respectively, for the six months ended December 31, 2023.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.88		$18.28	$20.71	$14.10	$17.13	$18.39

Income from investment operations:
Net investment income (loss)	0.17	(1)	0.32 (1)	0.26 (1)	0.21 (1)	0.28 (1)	(0.03)
Net realized and unrealized gain (loss) on investments	1.30		1.67	(1.80)	6.66	(2.39)	0.24
Total from investment operations	1.47		1.99	(1.54)	6.87	(2.11)	0.21

Less distributions from:
Net investment income	(0.34)		(0.33)	(0.22)	(0.26)	(0.26)	(0.19)
Capital gains	—		(1.06)	(0.67)	—	(0.66)	(1.28)
Total distributions	(0.34)		(1.39)	(0.89)	(0.26)	(0.92)	(1.47)

Net asset value, end of period	$20.01		$18.88	$18.28	$20.71	$14.10	$17.13

Total return	7.77	%(2)	11.31%	(7.88)%	49.17%	(13.42)%	2.43%
Net assets, end of period (000s)	$538,324		$520,198	$59,594	$80,613	$74,571	$117,485
Ratio of net expenses to average net assets	0.74	%(3)(4)	0.77%	0.94%	0.95%	0.95%	0.96%
Ratio of gross expenses to average net assets	0.74	%(3)(4)	0.77%	0.94%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	1.74	%(3)	1.72%	1.26%	1.24%	1.71%	1.53%
Portfolio turnover rate	4%		5%	10%	5%	10%	11%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.74% and 0.74%, respectively, for the six months ended December 31, 2023.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$25.33		$22.68		$33.74	$21.77	$25.46	$27.37

Income from investment operations:
Net investment income	0.08	(1)	0.15	(1)	0.09 (1)	0.06 (1)	0.09 (1)	0.07
Net realized and unrealized gain (loss) on investments	2.05		3.25		(4.02)	12.60	(2.62)	(1.27)
Total from investment operations	2.13		3.40		(3.93)	12.66	(2.53)	(1.20)

Less distributions from:
Net investment income	(0.14)		(0.12)		(0.07)	(0.06)	(0.07)	—
Capital gains	(0.82)		(0.63)		(7.06)	(0.63)	(1.09)	(0.71)
Total distributions	(0.96)		(0.75)		(7.13)	(0.69)	(1.16)	(0.71)

Net asset value, end of period	$26.50		$25.33		$22.68	$33.74	$21.77	$25.46

Total return	8.44	%(2)	15.29%		(15.24)%	58.84%	(10.66)%	(3.94)%
Net assets, end of period (000s)	$315,988		$305,600		$34,945	$59,623	$55,701	$81,679
Ratio of net expenses to average net assets	0.90	%(3)(5)	0.91%		1.09%	1.14%	1.14%	1.15%
Ratio of gross expenses to average net assets	0.90	%(3)(5)	0.91	%(4)	1.09%	1.14%	1.14%	1.15%
Ratio of net investment income to average net assets	0.64	%(3)	0.60%		0.31%	0.20%	0.38%	0.31%
Portfolio turnover rate	5%		8%		7%	7%	14%	12%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.89% and 0.89%, respectively, for the six months ended December 31, 2023.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$12.21		$10.86		$12.25	$8.71	$10.96	$11.87

Income from investment operations:
Net investment income	0.12	(1)	0.41	(1)	0.41 (1)	0.28 (1)	0.19 (1)	0.13
Net realized and unrealized gain (loss) on investments	0.68		1.39		(1.43)	3.48	(2.03)	(0.85)
Total from investment operations	0.80		1.80		(1.02)	3.76	(1.84)	(0.72)

Less distributions from:
Net investment income	(0.44)		(0.45)		(0.37)	(0.22)	(0.41)	(0.19)
Total distributions	(0.44)		(0.45)		(0.37)	(0.22)	(0.41)	(0.19)

Net asset value, end of period	$12.57		$12.21		$10.86	$12.25	$8.71	$10.96

Total return	6.55	%(2)	17.05%		(8.57)%	43.64%	(17.62)%	(5.88)%
Net assets, end of period (000s)	$549,008		$545,424		$56,827	$80,507	$80,664	$124,822
Ratio of net expenses to average net assets	0.90	%(3)	0.91%		1.11%	1.11%	1.11%	1.12%
Ratio of gross expenses to average net assets	0.91	%(3)(4)	0.93	%(4)	1.11%	1.11%	1.11%	1.12%
Ratio of net investment income to average net assets	1.95	%(3)	3.63%		3.36%	2.64%	1.92%	2.67%
Portfolio turnover rate	6%		11%		12%	9%	13%	19%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023		2022	2021		2020	2019
Net asset value, beginning of period	$19.38		$18.39		$24.44	$17.32		$19.75	$22.94

Income from investment operations:
Net investment income (loss)	0.31	(1)	0.45	(1)	0.44 (1)	0.24	(1)	0.31 (1)	(0.21)
Net realized and unrealized gain (loss) on investments	0.99		1.64		(5.16)	7.31		(1.57)	(1.80)
Total from investment operations	1.30		2.09		(4.72)	7.55		(1.26)	(2.01)

Less distributions from:
Net investment income	(0.51)		(0.33)		(0.57)	(0.24)		(0.35)	(0.29)
Capital gains	(0.15)		(0.77)		(0.76)	(0.19)		(0.82)	(0.89)
Total distributions	(0.66)		(1.10)		(1.33)	(0.43)		(1.17)	(1.18)

Net asset value, end of period	$20.02		$19.38		$18.39	$24.44		$17.32	$19.75

Total return	6.77	%(2)	11.85%		(20.33)%	43.94%		(7.26)%	(8.05)%
Net assets, end of period (000s)	$253,854		$246,791		$26,761	$43,416		$41,203	$62,905
Ratio of net expenses to average net assets†	0.53	%(3)	0.55%		0.74%	0.75%		0.75%	0.75%
Ratio of gross expenses to average net assets†	0.53	%(3)	0.55	%(4)	0.74%	0.75	%(4)	0.75%	0.76	%(4)
Ratio of net investment income to average net assets(5)†	3.21	%(3)	2.43%		1.92%	1.11%		1.63%	1.58%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)(6)†	0.39%		0.39%		0.42%	0.49%		0.53%	0.54%
Ratio of expenses to average net assets for the DFA Portfolio(7)	0.39%		0.41%		0.46%	0.53%		0.54%	0.53%
Portfolio turnover rate(8)	2%		7%		8%	2%		6%	6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	The DFA Portfolio expense ratios are as of April 30, 2023, 2022, 2021, 2020 and 2019 respectively and are unaudited.
(7)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(8)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56		$9.20	$11.15	$7.75	$9.85	$9.93

Income from investment operations:
Net investment income (loss)	0.14	(1)	0.35 (1)	0.32 (1)	0.17 (1)	0.18 (1)	(0.12)
Net realized and unrealized gain (loss) on investments	0.55		0.32	(1.97)	3.40	(2.07)	0.20
Total from investment operations	0.69		0.67	(1.65)	3.57	(1.89)	0.08

Less distributions from:
Net investment income	(0.40)		(0.31)	(0.30)	(0.17)	(0.21)	(0.16)
Total distributions	(0.40)		(0.31)	—	—	—	—

Net asset value, end of period	$9.85		$9.56	$9.20	$11.15	$7.75	$9.85

Total return	7.23	%(2)	7.72%	(15.07)%	46.51%	(19.60)%	0.97%
Net assets, end of period (000s)	$197,550		$190,083	$17,439	$24,222	$22,078	$37,001
Ratio of net expenses to average net assets	1.04	%(3)	1.05%	1.24%	1.32%	1.35%	1.35%
Ratio of gross expenses to average net assets(4)	1.32	%(3)	1.34%	1.54%	1.61%	1.61%	1.62%
Ratio of net investment income to average net assets	2.79	%(3)	3.82%	3.05%	1.83%	2.06%	1.78%
Portfolio turnover rate	7%		12%	19%	22%	22%	12%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.59		$12.00	$13.95	$11.02	$12.43	$11.40

Income from investment operations:
Net investment income (loss)	0.19	(1)	0.29 (1)	0.15 (1)	0.17 (1)	0.22 (1)	(0.34)
Net realized and unrealized gain (loss) on investments	0.63		(0.91)	(0.85)	3.20	(1.08)	1.79
Total from investment operations	0.82		(0.62)	(0.70)	3.37	(0.86)	1.45

Less distributions from:
Net investment income	(0.30)		(0.19)	(0.13)	(0.29)	(0.15)	(0.35)
Capital gains	(0.04)		(0.60)	(1.12)	(0.15)	(0.40)	(0.07)
Total distributions	(0.34)		(0.79)	(1.25)	(0.44)	(0.55)	(0.42)

Net asset value, end of period	$11.07		$10.59	$12.00	$13.95	$11.02	$12.43

Total return	7.75	%(2)	(4.95)%	(6.51)%	31.57%	(7.47)%	13.32%
Net assets, end of period (000s)	$130,867		$125,155	$15,527	$23,828	$24,097	$36,944
Ratio of net expenses to average net assets	0.76	%(3)	0.77%	0.95%	0.95%	0.95%	0.95%
Ratio of gross expenses to average net assets(4)	0.86	%(3)(5)	0.87%	1.02%	1.05%	1.02%	1.04%
Ratio of net investment income to average net assets	3.66	%(3)	2.67%	1.04%	1.44%	1.82%	2.28%
Portfolio turnover rate	1%		4%	2%	4%	3%	6%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.75% and 0.85%, respectively, for the six months ended December 31, 2023.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.80		$10.59	$12.16	$9.54	$10.83	$11.29

Income from investment operations:
Net investment income (loss)	0.19	(1)	0.26 (1)	0.16 (1)	0.14 (1)	0.24 (1)	(0.18)
Net realized and unrealized gain (loss) on investments	0.48		0.79	(1.19)	3.01	(0.97)	0.39
Total from investment operations	0.67		1.05	(1.03)	3.15	(0.73)	0.21

Less distributions from:
Net investment income	(0.21)		(0.27)	(0.16)	(0.20)	(0.25)	(0.21)
Capital gains	(0.26)		(0.57)	(0.38)	(0.33)	(0.31)	(0.46)
Total distributions	(0.47)		(0.84)	(0.54)	(0.53)	(0.56)	(0.67)

Net asset value, end of period	$11.00		$10.80	$10.59	$12.16	$9.54	$10.83

Total return	6.12	%(2)	10.57%	(8.97)%	33.71%	(7.33)%	2.53%
Net assets, end of period (000s)	$22,892		$22,269	$23,172	$27,169	$30,464	$38,210
Ratio of net expenses to average net assets(3)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(3)(5)	0.84	%(4)	0.78%	0.67%	0.69%	0.54%	0.51%
Ratio of net investment income to average net assets(6)(3)	3.48	%(4)	2.46%	1.38%	1.24%	2.36%	2.07%
Portfolio turnover rate	6%		115%	25%	11%	23%	14%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2023, the SA International Small Company Fund held approximately 2.21% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Underlying SA Funds. The Underlying SA Funds managed by Buckingham Strategic Partners, LLC (the “Adviser”) comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

Fair Value Measurement — The Board has approved procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

The tables below provide a summary of the inputs as of December 31, 2023, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2023
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds and Notes	$—	$53,654,231	$—		$53,654,231
Corporate Bonds and Notes	—	73,527,348	—		73,527,348
U.S. Government and Agency Obligations	—	191,267,504	—		191,267,504
Short-Term Investments	1,752,845	146,349,600	—		148,102,445
Total Investments	$1,752,845	$464,798,683	$—		$466,551,528
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$448,520,701	$—		$448,520,701
Short-Term Investments	13,901,481	135,832,623	—		149,734,104
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	1,630,859	—		1,630,859
Total Investments	$13,901,481	$585,984,183	$—		$599,885,664
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(11,463,474)	$—		$(11,463,474)
SA U.S. Core Market Fund
Assets
Common Stocks	$623,310,373	$—	$2,049	†	$623,312,422
Mutual Funds	26,185,802	—	—		26,185,802
Short-Term Investments	1,909,859	—	—		1,909,859
Total Investments	$651,406,034	$—	$2,049		$651,408,083
SA U.S. Value Fund
Assets
Common Stocks	$536,970,580	$—	$—		$536,970,580
Short-Term Investments	2,454,862	—	—		2,454,862
Total Investments	$539,425,442	$—	$—		$539,425,442
SA U.S. Small Company Fund
Assets
Common Stocks	$315,857,838	$—	$39,864	†	$315,897,702
Preferred Stocks	77,922	—	—		77,922
Short-Term Investments	2,688,839	—	—		2,688,839
Total Investments	$318,624,599	$—	$39,864		$318,664,463

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2023
SA International Value Fund
Assets
Common Stocks	$539,808,434	$—	$—		$539,808,434
Preferred Stocks	4,389,194	—	—		4,389,194
Short-Term Investments	24,987,525	—	—		24,987,525
Total Investments	$569,185,153	$—	$—		$569,185,153
SA International Small Company Fund
Assets
Mutual Funds	$254,088,862	$—	$—		$254,088,862
Total Investments	$254,088,862	$—	$—		$254,088,862
SA Emerging Markets Value Fund
Assets
Common Stocks	$194,296,398	$4,015	$19,316	†	$194,319,729
Preferred Stocks	4,063,618	2,301	—		4,065,919
Rights and Warrants	311	—	—		311
Short-Term Investments	2,368,811	—	—		2,368,811
Total Investments	$200,729,138	$6,316	$19,316		$200,754,770
SA Real Estate Securities Fund
Assets
Common Stocks	$130,036,581	$—	$0	†	$130,036,581
Short-Term Investments	717,562	—	—		717,562
Total Investments	$130,754,143	$—	$0		$130,754,143
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,884,020	$—	$—		$22,884,020
Total Investments	$22,884,020	$—	$—		$22,884,020

†	Contains securities with a market value of zero.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of December 31, 2023, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$5,982,590	$6,114,720	$—	$6,114,720
SA U.S Core Market Fund	657,584	114,936	562,522	677,458
SA U.S. Value Fund	640,475	—	658,377	658,377
SA U.S. Small Company Fund	6,581,645	916,641	5,875,822	6,792,463
SA International Value Fund	46,161,764	24,711,549	23,338,231	48,049,780
SA Emerging Markets Value Fund	2,881,234	2,253,368	816,740	3,070,108
SA Real Estate Securities Fund	317,996	33,784	295,625	329,409

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of December 31, 2023
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$6,114,720	$—	$—	$—	$6,114,720
Total Borrowings	$6,114,720	$—	$—	$—	$6,114,720
Gross amount of recognized liabilities for securities lending transactions					$6,114,720
SA U.S. Core Market Fund
Government Money Market	$114,936	$—	$—	$—	$114,936
Total Borrowings	$114,936	$—	$—	$—	$114,936
Gross amount of recognized liabilities for securities lending transactions					$114,936
SA U.S. Small Company Fund
Government Money Market	$916,641	$—	$—	$—	$916,641
Total Borrowings	$916,641	$—	$—	$—	$916,641
Gross amount of recognized liabilities for securities lending transactions					$916,641
SA International Value Fund
Government Money Market	$24,711,549	$—	$—	$—	$24,711,549
Total Borrowings	$24,711,549	$—	$—	$—	$24,711,549
Gross amount of recognized liabilities for securities lending transactions					$24,711,549
SA Emerging Markets Value Fund
Government Money Market	$2,253,368	$—	$—	$—	$2,253,368
Total Borrowings	$2,253,368	$—	$—	$—	$2,253,368
Gross amount of recognized liabilities for securities lending transactions					$2,253,368
SA Real Estate Securities Fund
Government Money Market	$33,784	$—	$—	$—	$33,784
Total Borrowings	$33,784	$—	$—	$—	$33,784
Gross amount of recognized liabilities for securities lending transactions					$33,784

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2023, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$1,630,859	$11,463,474	$7,281,085	$(7,984,970)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2023:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$1,630,859	$(1,630,859)	$—	$—

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2023:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
Bank of America N.A.	$(3,146,284)	$—	$—	$(3,146,284)
HSBC Bank USA	(1,418,080)	—	—	(1,418,080)
Morgan Stanley & Co., Inc.	(3,075,440)	—	—	(3,075,440)
State Street Bank and Trust Co.	(3,823,670)	1,630,859	—	(2,192,811)

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

For the six months ended December 31, 2023, the average monthly principal amount of forward foreign currency exchange contracts was $372,588,744.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2023, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of December 31, 2023, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $1,832,832 and $75,096, respectively.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2023, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2019- 2021), or expected to be taken in the Funds’ 2022 tax returns.

As of June 30, 2023, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(28,745,102)	$(3,501,799)
SA Global Fixed Income Fund	(34,154,974)	(33,380,811)
SA International Value Fund	(4,944,118)	(16,964,612)
SA Emerging Markets Value Fund	—	(12,217,998)

At December 31, 2023, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$467,730,827	$237,614	$(1,416,913)	$(1,179,299)
SA Global Fixed Income Fund	593,583,013	9,862,559	(15,023,382)	(5,160,823)
SA U.S. Core Market Fund	139,102,940	513,457,048	(1,151,905)	512,305,143
SA U.S. Value Fund	316,789,344	235,862,547	(13,226,449)	222,636,098
SA U.S. Small Company Fund	172,335,640	155,868,473	(9,539,650)	146,328,823
SA International Value Fund	463,913,919	138,326,124	(33,054,890)	105,271,234
SA International Small Company Fund	136,914,809	117,174,053	—	117,174,053
SA Emerging Markets Value Fund	179,431,239	51,360,128	(30,036,597)	21,323,531
SA Real Estate Securities Fund	73,151,078	61,088,125	(3,485,060)	57,603,065
SA Worldwide Moderate Growth Funds	20,787,966	2,096,054	—	2,096,054

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser under which the Adviser manages the investments of, and provides administrative services to, each Fund.

As announced by the Trust on February 27, 2023, Focus Financial Partners Inc. (“Focus”), the parent company of Buckingham Strategic Partners, LLC, the Adviser to the Funds, agreed to be acquired by Clayton, Dubilier & Rice (“CD&R”) (the “Transaction”). The Transaction closed on August 31, 2023, at which time Focus became privately owned and its shares were no longer publicly traded. The closing of the Transaction resulted in a change of control of Buckingham Strategic Partners, LLC (the “Change of Control”). Consistent with applicable requirements under the 1940 Act, the Investment Advisory and Administrative Services Agreement between Buckingham Strategic Partners, LLC and the Funds (the “Advisory Agreement”) contained a provision that the Advisory Agreement would automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control caused the assignment of the Advisory Agreement and resulted in the automatic termination of the Advisory Agreement.

The Transaction has not resulted in any material change in the day-to-day management of the Funds or Buckingham Strategic Partners’ business operations. At a meeting on May 22, 2023, the Board considered and approved a new investment advisory agreement with Buckingham Strategic Partners, LLC (the “New Advisory Agreement”) with respect to the Funds. The New Advisory Agreement was approved by shareholders of the Funds at a special meeting of shareholders. The terms and conditions of the New Advisory Agreement are identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

For the advisory and administrative services provided to the Funds under the New Advisory Agreement, the Adviser is entitled to receive from each Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The advisory and administration fees for the SA Worldwide Moderate Growth Fund have two components. There is no advisory or administration fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25% and an administration fee of 0.10% on assets invested in any other investments. During the six months ended December 31, 2023, the Fund did not make investments that would be subject to the advisory fee and administration fees.

Related to the Transaction noted above, the Investment Sub-Advisory Agreement among the Trust, on behalf of each sub-advised Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) also terminated as a result of its assignment. At its meeting on May 22, 2023, the Board considered a new Sub-Advisory Agreement with DFA (the “New Sub-Advisory Agreement”). The New Sub-Advisory Agreement was approved by shareholders of each sub-advised Fund at a special meeting of shareholders. The terms and conditions of the New Sub-Advisory Agreement are identical in all material respects to the Sub-Advisory Agreement, including the rate of the sub-advisory fees for each of the sub-advised Funds.

For the sub-advisory services provided to the Funds under the New Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $122,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $12,200 per year.

Effective January 1, 2024, the Trustees of the Trust receive an annual retainer fee of $128,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2024, the Chairman of the Board receives an annual supplemental compensation of $12,800 per year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2023 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$97,643,944	$29,232,557	$197,490,430	$ 6,991,809
SA Global Fixed Income Fund	72,454,434	33,255,360	72,259,725	137,719,656
SA U.S. Core Market Fund	—	2,803,911	—	6,922,509
SA U.S. Value Fund	—	20,722,340	—	18,878,485
SA U.S. Small Company Fund	—	15,753,617	—	14,958,409
SA International Value Fund	—	30,050,400	—	50,730,192
SA International Small Company Fund	—	5,505,521	—	10,666,000
SA Emerging Markets Value Fund	—	12,735,410	—	14,473,612
SA Real Estate Securities Fund	—	2,123,509	—	772,018
SA Worldwide Moderate Growth Fund	—	1,403,683	—	1,687,420

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

During the six months ended December 31, 2023, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	1,160,970	$32,580,199	(1,178,703)	$(40,396,056)
SA U.S. Value Fund	958,050	18,394,054	(965,117)	(18,538,824)
SA U.S. Small Company Fund	480,762	12,266,900	(476,929)	(12,209,612)
SA International Value Fund	320,020	4,014,327	(254,134)	(3,220,560)
SA Real Estate Securities Fund	373,773	3,925,774	(371,262)	(3,919,836)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2023 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2023	Shares as of December 31, 2023	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$1,993,098	$550,107	$(90,079)	$795	$10,475	$2,464,396	258,865	$43,122	$—
SA Global Fixed Income Fund	4,650,561	70,911	(790,915)	11,196	102,572	4,044,325	462,738	—	—
SA U.S. Core Market Fund	3,738,764	117,121	(199,288)	19,876	241,584	3,918,057	132,546	33,382	—
SA U.S. Value Fund	3,747,332	144,553	(187,424)	2,080	221,840	3,928,381	196,321	64,762	—
SA U.S. Small Company Fund	1,489,421	123,574	(65,156)	4,425	68,873	1,621,137	61,175	8,457	48,610
SA International Value Fund	4,491,942	246,243	(257,915)	32,673	102,774	4,615,717	367,201	154,410	—
SA Emerging Markets Value Fund	1,489,207	85,697	(69,389)	7,454	38,563	1,551,532	157,516	60,547	—
SA Real Estate Securities Fund	667,683	65,477	(27,254)	34	34,535	740,475	66,890	19,612	2,373
Totals	$22,268,008	$1,403,683	$(1,687,420)	$78,533	$821,216	$22,884,020		$384,292	$50,983

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2023 (Unaudited) (Continued)

6. Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

7. Executive Order in Response to Continued Russian Federation Aggression

In reaction to Russia’s actions in Europe, President Biden issued certain executive orders that, among other things, prohibited new investment in and certain services to the Russian Federation. Under these executive orders, all U.S. person are prohibited from new investment in the Russian Federation. These actions may materially impact the investability of Russian securities, and management have taken certain actions in response to such actions, and will continue to evaluate and determine what, if any, additional actions are required. Additionally, Russia has imposed restrictions on the ability of US investors to engage in transactions involving securities issued by Russian companies that are being held in Russian custodial accounts which could affect the ability to trade such securities.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
8182 Maryland Ave.
Suite 500
Saint Louis, MO 63105

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Meeting Results

A Special Meeting of Shareholders (“Meeting”) of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund (each a “Sub-Advised Fund”), and the SA Worldwide Moderate Growth Fund (the “Allocation Fund” and individually with each Sub-Advised Fund, a “Fund” or together with each Sub-Advised Fund, collectively the “Funds”), was held on September 8, 2023 and reconvened on September 29, 2023, October 16, 2023, and November 6, 2023.

The Meeting was held to consider and act on the following proposals (each a “Proposal”): (1) a new Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and Buckingham Strategic Partners, LLC (the “Adviser”) and (2) a new Investment Sub-Advisory Agreement by and among the Trust, on behalf of each Sub-Advised Fund, the Adviser, and Dimensional Fund Advisors LP (the “Sub-Adviser”).

The number of shares outstanding on the record date (July 5, 2023), the number of shares represented at the Meeting, and the details of the voting with respect to each Proposal are given below. With respect to each Proposal, the required number of affirmative votes for approval was received.

Proposal 1:

Fund	Shares Outstanding	Shares Represented	Affirmative Votes	Objecting Votes	Abstaining Votes
SA U.S. Fixed Income Fund	42,983,418	22,135,953	17,849,945	235,695	4,050,313
SA Global Fixed Income Fund	79,115,234	41,807,787	33,952,999	534,501	7,320,288
SA U.S. Core Market Fund	23,220,537	12,002,311	9,904,893	170,981	1,926,436
SA U.S. Value Fund	27,565,010	14,291,829	11,732,793	198,101	2,360,935
SA U.S. Small Company Fund	12,072,324	6,171,625	5,050,443	81,090	1,040,093
SA International Value Fund	44,652,974	22,419,778	18,517,107	246,284	3,656,387
SA International Small Company Fund	12,737,692	6,437,074	5,295,826	75,253	1,065,996
SA Emerging Markets Value Fund	19,878,513	10,063,280	8,230,231	112,568	1,720,480
SA Real Estate Securities Fund	11,831,841	5,986,718	4,900,805	69,259	1,016,654
SA Worldwide Moderate Growth Fund	2,055,893	1,041,302	791,840	2,940	246,523

Proposal 2:

Fund	Shares Outstanding	Shares Represented	Affirmative Votes	Objecting Votes	Abstaining Votes
SA U.S. Fixed Income Fund	42,983,418	22,135,953	17,833,115	246,896	4,055,943
SA Global Fixed Income Fund	79,115,234	41,807,787	33,883,676	564,607	7,359,504
SA U.S. Core Market Fund	23,220,537	12,002,311	9,887,998	180,006	1,934,345
SA U.S. Value Fund	27,565,010	14,291,829	11,719,925	205,547	2,366,360
SA U.S. Small Company Fund	12,072,324	6,171,625	5,047,128	85,151	1,039,365
SA International Value Fund	44,652,974	22,419,778	18,468,249	287,863	3,663,581
SA International Small Company Fund	12,737,692	6,437,074	5,264,746	81,309	1,066,424
SA Emerging Markets Value Fund	19,878,513	10,063,280	8,221,588	128,810	1,712,881
SA Real Estate Securities Fund	11,831,841	5,986,718	4,890,561	76,665	1,019,491

See notes to financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

A Special Meeting of Shareholders (“Meeting”) of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund, and SA Worldwide Moderate Growth Fund (each a “Fund” and together, the “Funds”), each a series of SA Funds – Investment Trust (the “Trust”), was held on September 8, 2023.

The Meeting was held to consider and act on the following proposal (the “Proposal”): to elect each of Bryan Brown, Charles Roame, Jonathan Scheid, and Harold Shefrin to the Trust’s Board of Trustees.

The number of shares outstanding of the Trust on the record date (July 5, 2023), the number of shares represented at the Meeting, and the details of the voting with respect to the Proposal are given below. With respect to the Proposal, the required number of affirmative votes for approval was received.

Proposal:

Shares Outstanding	Shares Represented	Affirmative Votes	Objecting Votes	Abstaining Votes
276,113,436	170,574,177	167,979,387	0	2,594,787

See notes to financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2023 through December 31, 2023. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,026.20	0.40%	$2.04
SA Global Fixed Income Fund	1,000	1,025.80	0.52	2.65
SA U.S. Core Market Fund	1,000	1,079.90	0.66	3.45
SA U.S. Value Fund	1,000	1,077.70	0.74	3.86
SA U.S. Small Company Fund	1,000	1,084.40	0.90	4.72
SA International Value Fund	1,000	1,065.50	0.90	4.67
SA International Small Company Fund	1,000	1,067.70	0.53	2.75
SA Emerging Markets Value Fund	1,000	1,072.30	1.04	5.42
SA Real Estate Securities Fund	1,000	1,077.50	0.76	3.97
SA Worldwide Moderate Growth Fund	1,000	1,061.20	0.00	0.00

See notes to financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,023.13	0.40%	$2.03
SA Global Fixed Income Fund	1,000	1,022.52	0.52	2.64
SA U.S. Core Market Fund	1,000	1,021.82	0.66	3.35
SA U.S. Value Fund	1,000	1,021.42	0.74	3.76
SA U.S. Small Company Fund	1,000	1,020.61	0.90	4.57
SA International Value Fund	1,000	1,020.61	0.90	4.57
SA International Small Company Fund	1,000	1,022.47	0.53	2.69
SA Emerging Markets Value Fund	1,000	1,019.91	1.04	5.28
SA Real Estate Securities Fund	1,000	1,021.32	0.76	3.86
SA Worldwide Moderate Growth Fund	1,000	1,025.14	0.00	0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

See notes to financial statements.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2023

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$915.20	0.39%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio .	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,662,527,772
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,805,577,967
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,483,130,566
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,252,033,733
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,190,336,322
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,393,606,360

	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.319% (Cost $91,644,397)	91,644,397	91,644,397
TOTAL INVESTMENTS — (100.0%) (Cost $9,875,153,929)		$11,485,250,757

As of December 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	366	03/15/24	$85,559,810	$88,206,000	$2,646,190
Total Futures Contracts			$85,559,810	$88,206,000	$2,646,190

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,393,606,360	—	—	$11,393,606,360
Temporary Cash Investments	91,644,397	—	—	91,644,397
Futures Contracts**	2,646,190	—	—	2,646,190
TOTAL	$11,487,896,947	—	—	$11,487,896,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,976,364,881
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,567,386,625
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,230,454,755
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,137,353,537
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,036,712,569
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,948,272,367

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $92,141,919)	92,141,919	92,141,919
TOTAL INVESTMENTS — (100.0%) (Cost $9,995,982,568)		$10,040,414,286

As of October 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	431	12/15/23	$92,441,950	$90,773,988	$(1,667,962)
Total Futures Contracts			$92,441,950	$90,773,988	$(1,667,962)

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,948,272,367	—	—	$9,948,272,367
Temporary Cash Investments	92,141,919	—	—	92,141,919
Futures Contracts**	(1,667,962)	—	—	(1,667,962)
TOTAL	$10,038,746,324	—	—	$10,038,746,324

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$11,393,606
Temporary Cash Investments at Value & Cost	91,644
Cash	1,950
Receivables:
Dividends and Interest	423
Fund Shares Sold	8,623
Futures Margin Variation	2,647
Prepaid Expenses and Other Assets	82
Total Assets	11,498,975
LIABILITIES:
Payables:
Fund Shares Redeemed	10,031
Due to Advisor	2,357
Accrued Expenses and Other Liabilities	660
Total Liabilities	13,048
NET ASSETS	$11,485,927
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,485,927 and shares outstanding of 594,700,338	$19.31
(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,229,751
Total Distributable Earnings (Loss)	1,256,176
NET ASSETS	$11,485,927

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,948,272
Temporary Cash Investments at Value & Cost	92,142
Segregated Cash for Futures Contracts	4,827
Receivables:
Dividends, Interest and Tax Reclaims	375
Fund Shares Sold	11,467
Futures Margin Variation	571
Prepaid Expenses and Other Assets	55
Total Assets	10,057,709
LIABILITIES:
Payables:
Fund Shares Redeemed	9,552
Due to Advisor	2,134
Futures Margin Variation	—
Accrued Expenses and Other Liabilities	536
Total Liabilities	12,222
NET ASSETS	$10,045,487
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,045,487 and shares outstanding of 594,310,368	$16.90
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,224,340
Total Distributable Earnings (Loss)	(178,853)
NET ASSETS	$10,045,487

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $31,846)	$336,842
Interest	260
Income from Securities Lending	10,462
Expenses Allocated from Affiliated Investment Companies	(12,187)
Total Investment Income	335,377
Fund Expenses
Investment Management Fees	26,478
Accounting & Transfer Agent Fees	1,474
Filing Fees	150
Shareholders’ Reports	780
Directors’/Trustees’ Fees & Expenses	78
Professional Fees	101
Other	176
Total Fund Expenses	29,237
Net Expenses	29,237
Net Investment Income (Loss)	306,140
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(124,598)
Futures	11,496
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	818,605
Futures	(4,080)
Net Realized and Unrealized Gain (Loss)	701,423
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,007,563

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).
**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS***

(Amounts in thousands)

	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$306,140	$316,287
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(124,598)	164,767
Futures	11,496	(19,889)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	818,605	(3,930,327)
Futures	(4,080)	271
Net Increase (Decrease) in Net Assets Resulting from Operations	1,007,563	(3,468,891)

Distributions:
Institutional Class Shares	(431,764)	(851,167)

Capital Share Transactions (1):
Shares Issued	1,772,616	2,335,205
Shares Issued in Lieu of Cash Distributions	422,678	834,024
Shares Redeemed	(2,045,701)	(2,994,929)
Net Increase (Decrease) from Capital Share Transactions	149,593	174,300
Total Increase (Decrease) in Net Assets	725,392	(4,145,758)

Net Assets
Beginning of Year	9,320,095	13,465,853
End of Year	$10,045,487	$9,320,095

(1) Shares Issued and Redeemed:
Shares Issued	98,891	123,348
Shares Issued in Lieu of Cash Distributions	23,765	41,490
Shares Redeemed	(113,530)	(157,815)
Net Increase (Decrease) from Shares Issued and Redeemed	9,126	7,023

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2023	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019
Net Asset Value, Beginning of Year	$15.93	$23.29	$16.84	$18.21	$18.46
Income from Investment Operations
Net Investment Income (Loss) (A)	0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	1.19	(6.44)	(6.42)	(0.93)	0.58
Total from Investment Operations	1.71	(5.90)	6.83	(0.60)	1.01
Less Distributions
Net Investment Income	(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	(0.21)	(0.79)	—	(0.40)	(0.82)
Total Distributions	(0.74)	(1.46)	(0.38)	(0.77)	(1.26)
Net Asset Value, End of Year	$16.90	$15.93	$23.29	$16.84	$18.21
Total Return	10.58%	(26.55)%	40.83%	(3.64)%	6.44%

Net Assets, End of Year (thousands)	$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets*(B)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.79%	1.90%	1.96%	2.44%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.12%	0.12%	0.12%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At October 31, 2023, the Fund consisted of one hundred and two operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2023, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/23
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	86%
	The Canadian Small Company Series	96%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (The “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2024 and may only be terminated by the Fund’s Board of

Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2023, the total liability for deferred compensation to Directors was $109 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022 and October 31, 2023 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gain	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2022	$483,283	$367,884	—	$851,167
2023	310,109	121,655	—	431,764

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio	$(14,553)	—	$(14,553)

At October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Small Company Portfolio	$96,949	$—	$(139,844)	$(135,810)	$(178,705)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains.

	Unlimited	Total
International Small Company Portfolio	$139,844	$139,844

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Company Portfolio	$10,176,197	$166,724	$(302,507)	$(135,783)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$84,471

**	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liabiliy Derivatives Value
	Total Value at October 31, 2023	Equity Contracts*,(1)
International Small Company Portfolio	$(1,668)	$(1,668)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on (Depreciation) on Derivatives
	Total	Equity Contracts(1)
International Small Company Portfolio	$11,496	$11,496

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts(2)
International Small Company Portfolio	$(4,080)	$(4,080)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

J. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	80%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the broker and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$988.70	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$883.50	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$870.20	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$888.10	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$940.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES

The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.1%	Communication Services	5.1%	Communication Services	4.0%
Consumer Discretionary	14.7%	Consumer Discretionary	20.9%	Consumer Discretionary	19.1%
Consumer Staples	8.5%	Consumer Staples	6.7%	Consumer Staples	8.3%
Energy	0.8%	Energy	5.5%	Energy	3.1%
Financials	10.1%	Financials	13.4%	Financials	20.3%
Health Care	5.1%	Health Care	5.2%	Health Care	3.1%
Industrials	28.8%	Industrials	12.3%	Industrials	24.4%
Information Technology	13.8%	Information Technology	7.2%	Information Technology	6.5%
Materials	12.9%	Materials	16.1%	Materials	5.8%
Real Estate	1.5%	Real Estate	6.9%	Real Estate	2.8%
Utilities	1.7%	Utilities	0.7%	Utilities	2.6%
	100.0%		100.0%		100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

The Continental Small Company Series		The Canadian Small Company Series
Communication Services	4.9%	Communication Services	0.9%
Consumer Discretionary	8.0%	Consumer Discretionary	3.9%
Consumer Staples	4.9%	Consumer Staples	4.8%
Energy	3.9%	Energy	28.2%
Financials	17.2%	Financials	7.1%
Health Care	5.9%	Health Care	2.1%
Industrials	26.7%	Industrials	15.0%
Information Technology	10.5%	Information Technology	4.0%
Materials	9.0%	Materials	24.1%
Real Estate	5.0%	Real Estate	3.2%
Utilities	4.0%	Utilities	6.7%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2023
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.0%)
Other Securities		$61,964,751	2.0%

CONSUMER DISCRETIONARY — (14.7%)
Food & Life Cos. Ltd.	527,000	10,798,592	0.4%
Kyoritsu Maintenance Co. Ltd.	179,000	7,591,330	0.3%
NHK Spring Co. Ltd.	915,887	7,750,703	0.3%
Resorttrust, Inc.	477,064	8,260,309	0.3%
Tomy Co. Ltd.	510,693	8,070,245	0.3%
Yoshinoya Holdings Co. Ltd.	355,900	8,081,265	0.3%
Other Securities		397,246,556	12.9%
TOTAL CONSUMER DISCRETIONARY		447,799,000	14.8%

CONSUMER STAPLES — (7.9%)
Morinaga & Co. Ltd.	414,798	7,525,121	0.3%
Nissui Corp.	1,737,200	9,342,620	0.3%
# Pigeon Corp.	698,425	8,031,923	0.3%
Other Securities		215,983,264	7.1%
TOTAL CONSUMER STAPLES		240,882,928	8.0%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	200,700	7,438,992	0.3%
Other Securities		17,059,197	0.5%
TOTAL ENERGY		24,498,189	0.8%

FINANCIALS — (8.8%)
77 Bank Ltd.	330,252	8,125,991	0.3%
Gunma Bank Ltd.	1,914,640	9,348,068	0.3%
Hirogin Holdings, Inc.	1,462,700	9,339,127	0.3%
Nishi-Nippon Financial Holdings, Inc.	703,300	8,109,742	0.3%
Yamaguchi Financial Group, Inc.	1,021,072	9,124,437	0.3%
Other Securities		224,182,194	7.4%
TOTAL FINANCIALS		268,229,559	8.9%

HEALTH CARE — (5.3%)
Jeol Ltd.	252,800	11,051,765	0.4%
Other Securities		150,466,882	4.9%
TOTAL HEALTH CARE		161,518,647	5.3%

INDUSTRIALS — (29.2%)
Daiseki Co. Ltd.	279,055	7,731,911	0.3%
# DMG Mori Co. Ltd.	578,600	11,041,876	0.4%
EXEO Group, Inc.	453,900	10,076,167	0.3%
Hazama Ando Corp.	1,086,900	8,584,787	0.3%
Inaba Denki Sangyo Co. Ltd.	313,900	7,554,551	0.3%
# Mabuchi Motor Co. Ltd.	509,668	8,442,125	0.3%
MEITEC Group Holdings, Inc.	453,200	9,067,772	0.3%
Nagase & Co. Ltd.	558,800	8,937,306	0.3%
Nichias Corp.	366,500	8,791,682	0.3%

The Japanese Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	INDUSTRIALS — (Continued)
	Nihon M&A Center Holdings, Inc.	1,499,000	$8,248,980	0.3%
	Nikkon Holdings Co. Ltd.	356,100	7,766,558	0.3%
#*	Outsourcing, Inc.	684,900	8,414,853	0.3%
	Ushio, Inc.	572,300	8,206,277	0.3%
	Other Securities		776,169,352	25.4%
	TOTAL INDUSTRIALS		889,034,197	29.4%

	INFORMATION TECHNOLOGY — (14.0%)
	Alps Alpine Co. Ltd.	973,842	8,465,105	0.3%
	Citizen Watch Co. Ltd.	1,379,800	8,206,037	0.3%
	Daiwabo Holdings Co. Ltd.	556,300	12,149,543	0.4%
	Dexerials Corp.	335,200	9,768,486	0.3%
	Maruwa Co. Ltd.	36,700	7,651,594	0.3%
	NET One Systems Co. Ltd.	492,716	8,389,496	0.3%
#	Nippon Electric Glass Co. Ltd.	441,436	9,473,737	0.3%
	NSD Co. Ltd.	464,660	8,917,824	0.3%
	Tokyo Seimitsu Co. Ltd.	170,100	10,432,126	0.4%
	Ulvac, Inc.	175,400	8,354,246	0.3%
	Other Securities		335,714,251	10.9%
	TOTAL INFORMATION TECHNOLOGY		427,522,445	14.1%

	MATERIALS — (12.9%)
	ADEKA Corp.	494,500	10,036,739	0.3%
	Daido Steel Co. Ltd.	756,500	8,024,898	0.3%
#	Hokuetsu Corp.	754,699	7,565,739	0.3%
	Mitsubishi Materials Corp.	451,900	7,827,247	0.3%
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,100,501	0.3%
	Sumitomo Bakelite Co. Ltd.	147,500	7,720,761	0.3%
	Taiheiyo Cement Corp.	446,291	9,177,910	0.3%
	Teijin Ltd.	818,088	7,738,743	0.3%
#	Tokai Carbon Co. Ltd.	1,026,300	7,443,505	0.3%
	UBE Corp.	581,000	9,420,671	0.3%
	Other Securities		309,692,051	10.1%
	TOTAL MATERIALS		394,748,765	13.1%

	REAL ESTATE — (1.6%)
	Other Securities		48,309,715	1.6%

	UTILITIES — (1.6%)
	Nippon Gas Co. Ltd.	655,600	10,811,866	0.4%
	Other Securities		36,857,043	1.2%
	TOTAL UTILITIES		47,668,909	1.6%
	TOTAL COMMON STOCKS (Cost $2,638,774,633)		3,012,177,105	99.6%

			Value†
	SECURITIES LENDING COLLATERAL — (1.2%)
@ §	DFA Investment Trust Co.	3,266,203	37,783,437	1.3%
	TOTAL INVESTMENTS—(100.0%) (Cost $2,676,556,360)		$3,049,960,542	100.9%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$61,964,751	—	$61,964,751
Consumer Discretionary	$1,978,798	445,820,202	—	447,799,000
Consumer Staples	—	240,882,928	—	240,882,928
Energy	—	24,498,189	—	24,498,189
Financials	—	268,229,559	—	268,229,559
Health Care	—	161,518,647	—	161,518,647
Industrials	—	889,034,197	—	889,034,197
Information Technology	—	427,522,445	—	427,522,445
Materials	—	394,748,765	—	394,748,765
Real Estate	—	48,309,715	—	48,309,715
Utilities	—	47,668,909	—	47,668,909
Securities Lending Collateral	—	37,783,437	—	37,783,437
TOTAL	$1,978,798	$3,047,981,744	—	$3,049,960,542

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2023
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (66.8%)
	AMP Ltd.	16,162,745	$10,246,729	0.7%
	Ansell Ltd.	672,678	11,540,564	0.8%
	ARB Corp. Ltd.	511,012	12,497,839	0.9%
	AUB Group Ltd.	632,752	11,977,133	0.9%
#	Bank of Queensland Ltd.	3,503,111	14,522,855	1.1%
	Bapcor Ltd.	2,013,984	7,604,718	0.6%
	Beach Energy Ltd.	8,733,067	9,534,633	0.7%
# *	Bellevue Gold Ltd.	8,798,707	10,022,268	0.7%
*	Boss Energy Ltd.	2,720,808	7,453,329	0.5%
	Breville Group Ltd.	613,229	11,379,894	0.8%
*	Capricorn Metals Ltd.	2,326,307	7,457,206	0.5%
	Challenger Ltd.	1,849,011	8,185,388	0.6%
#	Champion Iron Ltd.	1,870,627	10,719,721	0.8%
	Corporate Travel Management Ltd.	706,323	9,402,832	0.7%
	CSR Ltd.	3,025,097	13,610,429	1.0%
	Domino’s Pizza Enterprises Ltd.	310,180	12,451,660	0.9%
	Downer EDI Ltd.	4,102,725	12,303,889	0.9%
	Eagers Automotive Ltd.	877,469	8,657,094	0.6%
#	Flight Centre Travel Group Ltd.	991,677	13,751,899	1.0%
	Gold Road Resources Ltd.	7,784,314	10,405,402	0.8%
	GUD Holdings Ltd.	1,021,707	8,351,181	0.6%
#	Harvey Norman Holdings Ltd.	3,186,589	9,123,469	0.7%
	HUB24 Ltd.	477,073	11,704,232	0.9%
	Lendlease Corp. Ltd.	1,632,055	8,307,798	0.6%
	Lifestyle Communities Ltd.	588,015	7,301,243	0.5%
	Metcash Ltd.	4,901,422	11,661,134	0.9%
	Netwealth Group Ltd.	798,551	8,386,275	0.6%
	New Hope Corp. Ltd.	3,078,792	10,834,690	0.8%
	nib holdings Ltd.	2,762,115	13,925,371	1.0%
	Nine Entertainment Co. Holdings Ltd.	7,806,987	10,741,953	0.8%
	Nufarm Ltd.	2,154,901	7,673,687	0.6%
	Orora Ltd.	7,895,775	14,004,618	1.0%
# *	Paladin Energy Ltd.	16,031,454	10,742,325	0.8%
#	Perpetual Ltd.	638,190	11,090,051	0.8%
	Perseus Mining Ltd.	8,150,426	10,251,823	0.7%
	Premier Investments Ltd.	390,431	7,340,339	0.5%
	Reliance Worldwide Corp. Ltd.	4,522,177	13,661,236	1.0%
*	Sandfire Resources Ltd.	2,980,077	14,907,548	1.1%
	Sims Ltd.	982,966	10,430,385	0.8%
	Super Retail Group Ltd.	1,077,207	11,576,030	0.8%
	Tabcorp Holdings Ltd.	13,480,179	7,675,989	0.6%
	Technology One Ltd.	809,870	8,477,058	0.6%
Ω	Viva Energy Group Ltd.	6,423,715	15,284,080	1.1%
# *	Webjet Ltd.	2,238,459	11,197,237	0.8%
	Other Securities		459,517,910	33.2%
TOTAL AUSTRALIA			927,893,144	67.3%

BERMUDA — (0.0%)
	Other Securities		120,215	0.0%

CAYMAN ISLANDS — (0.0%)
	Other Security		26,412	0.0%

The Asia Pacific Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	CHINA — (0.1%)
	Other Securities		$727,995	0.1%

	HONG KONG — (19.0%)
	ASMPT Ltd.	1,566,600	14,938,649	1.1%
	Luk Fook Holdings International Ltd.	3,369,000	9,044,795	0.7%
	Pacific Basin Shipping Ltd.	28,277,000	9,305,434	0.7%
	PCCW Ltd.	18,623,545	9,924,214	0.7%
* Ω	Samsonite International SA	4,548,000	15,004,861	1.1%
	Other Securities		205,263,977	14.8%

	TOTAL HONG KONG		263,481,930	19.1%

	NEW ZEALAND — (3.1%)
	Other Securities		43,665,947	3.2%

	SINGAPORE — (10.0%)
	ComfortDelGro Corp. Ltd.	9,516,700	10,086,483	0.7%
	Other Securities		128,335,440	9.3%

	TOTAL SINGAPORE		138,421,923	10.0%

	TOTAL COMMON STOCKS		1,374,337,566	99.7%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		27,032	0.0%
	SINGAPORE — (0.0%)
	Other Securities		10,068	0.0%
	TOTAL RIGHTS/WARRANTS		37,100	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,498,266,200)		1,374,374,666

			Value†
	SECURITIES LENDING COLLATERAL — (1.0%)
@	§DFA Investment Trust Co.	1,226,462	14,187,718	1.0%
	TOTAL INVESTMENTS—(100.0%) (Cost $1,512,453,024)		$1,388,562,384	100.7%

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$17,388	$927,299,451	$576,305		$927,893,144
Bermuda	59,791	60,424	—		120,215
Cayman Islands	—	26,412	—		26,412
China	—	727,995	—		727,995
Hong Kong	—	263,173,394	308,536		263,481,930
New Zealand	—	43,665,947	—		43,665,947
Singapore	—	137,736,310	685,613		138,421,923
Rights/Warrants
Australia	—	27,032	—		27,032
Singapore	—	10,068	—		10,068
Securities Lending Collateral	—	14,187,718	—		14,187,718
TOTAL	$77,179	$1,386,914,751	$1,570,454	^	$1,388,562,384

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2023
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (3.8%)
ITV PLC	15,048,054	$12,110,272	0.8%
Moneysupermarket.com Group PLC	3,209,924	11,438,028	0.8%
Other Securities		34,285,095	2.2%

TOTAL COMMUNICATION SERVICES		57,833,395	3.8%

CONSUMER DISCRETIONARY — (19.2%)
Bellway PLC	596,527	19,484,556	1.3%
Domino’s Pizza Group PLC	3,097,499	14,854,736	1.0%
Games Workshop Group PLC	177,416	22,296,665	1.5%
Greggs PLC	601,854	19,951,108	1.3%
Inchcape PLC	2,145,919	19,538,807	1.3%
Persimmon PLC	1,068,610	18,888,935	1.3%
Pets at Home Group PLC	2,876,399	11,677,444	0.8%
Redrow PLC	1,640,617	12,850,216	0.9%
* SSP Group PLC	3,518,178	10,522,065	0.7%
Vistry Group PLC	1,619,528	18,926,548	1.3%
Other Securities		121,273,596	7.9%

TOTAL CONSUMER DISCRETIONARY		290,264,676	19.3%

CONSUMER STAPLES — (7.9%)
Britvic PLC	1,626,728	17,413,064	1.2%
Cranswick PLC	366,623	17,759,911	1.2%
Marks & Spencer Group PLC	9,096,384	31,524,467	2.1%
Tate & Lyle PLC	2,193,476	18,400,445	1.2%
Other Securities		34,381,018	2.2%

TOTAL CONSUMER STAPLES		119,478,905	7.9%

ENERGY — (2.9%)
Other Securities		43,545,589	2.9%

FINANCIALS — (20.8%)
Bank of Georgia Group PLC	269,724	13,662,249	0.9%
Beazley PLC	3,221,235	21,407,068	1.4%
Burford Capital Ltd.	974,033	15,014,821	1.0%
* Direct Line Insurance Group PLC	6,308,424	14,609,014	1.0%
Hiscox Ltd.	1,543,795	20,743,597	1.4%
IG Group Holdings PLC	1,618,600	15,775,697	1.0%
Lancashire Holdings Ltd.	1,534,394	12,185,799	0.8%
Man Group PLC	7,541,211	22,344,883	1.5%
OSB Group PLC	2,134,752	12,605,983	0.8%
Paragon Banking Group PLC	1,921,607	17,036,120	1.1%
Plus500 Ltd.	547,864	11,634,678	0.8%
Virgin Money U.K. PLC	5,902,586	12,332,412	0.8%
Other Securities		124,680,042	8.3%

TOTAL FINANCIALS		314,032,363	20.8%

HEALTH CARE — (2.4%)
* Indivior PLC	734,034	11,084,108	0.7%
Other Securities		26,021,801	1.8%

TOTAL HEALTH CARE		37,105,909	2.5%

The United Kingdom Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	INDUSTRIALS — (24.5%)
	Babcock International Group PLC	2,608,917	$13,116,465	0.9%
	Balfour Beatty PLC	3,585,302	15,101,844	1.0%
	Diploma PLC	428,815	19,584,714	1.3%
	Grafton Group PLC	1,489,341	17,303,171	1.1%
	Hays PLC	8,741,021	12,164,600	0.8%
	Howden Joinery Group PLC	1,732,911	17,940,424	1.2%
*	International Distributions Services PLC	3,336,241	11,555,606	0.8%
	JET2 PLC	813,756	12,962,314	0.9%
	Pagegroup PLC	1,966,206	12,209,096	0.8%
	QinetiQ Group PLC	3,297,003	12,979,684	0.9%
	Rotork PLC	4,407,598	18,139,503	1.2%
	Serco Group PLC	5,743,194	11,833,463	0.8%
	Travis Perkins PLC	1,117,269	11,774,980	0.8%
	Other Securities		183,330,689	12.1%

	TOTAL INDUSTRIALS		369,996,553	24.6%

	INFORMATION TECHNOLOGY — (6.4%)
	Computacenter PLC	501,247	17,813,378	1.2%
	Softcat PLC	689,548	11,951,855	0.8%
	Spectris PLC	361,445	17,385,766	1.2%
	Other Securities		49,024,785	3.2%

	TOTAL INFORMATION TECHNOLOGY		96,175,784	6.4%

	MATERIALS — (5.6%)
	Hill & Smith PLC	550,246	13,365,969	0.9%
	Other Securities		71,453,251	4.7%

	TOTAL MATERIALS		84,819,220	5.6%

	REAL ESTATE — (3.0%)
	Grainger PLC	4,251,088	14,330,877	1.0%
	Savills PLC	971,680	11,990,539	0.8%
	Other Securities		19,047,862	1.2%

	TOTAL REAL ESTATE		45,369,278	3.0%

	UTILITIES — (2.5%)
	Drax Group PLC	2,467,126	15,416,860	1.0%
	Pennon Group PLC	1,364,308	13,083,206	0.9%
	Other Security		8,748,516	0.6%

	TOTAL UTILITIES		37,248,582	2.5%

	TOTAL COMMON STOCKS (Cost $1,349,581,435)		1,495,870,254	99.3%

			Value†
	SECURITIES LENDING COLLATERAL — (1.0%)
@ §	DFA Investment Trust Co.	1,313,465	15,194,168	1.0%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,364,774,770)		$1,511,064,422	100.3%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$14,704	$57,818,691	—		$57,833,395
Consumer Discretionary	—	290,264,676	—		290,264,676
Consumer Staples	—	119,478,905	—		119,478,905
Energy	—	43,545,589	—		43,545,589
Financials	—	314,031,323	$1,040		314,032,363
Health Care	—	37,105,909	—		37,105,909
Industrials	—	369,996,553	—		369,996,553
Information Technology	—	96,175,784	—		96,175,784
Materials	—	84,819,220	—		84,819,220
Real Estate	—	45,369,278	—		45,369,278
Utilities	—	37,248,582	—		37,248,582
Securities Lending Collateral	—	15,194,168	—		15,194,168
TOTAL	$14,704	$1,511,048,678	$1,040	^	$1,511,064,422

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2023
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.2%)
	AUSTRIA — (3.3%)
	ANDRITZ AG	432,017	$26,877,037	0.5%
Ω	BAWAG Group AG	434,580	22,998,464	0.4%
	Other Securities		131,437,388	2.4%

	TOTAL AUSTRIA		181,312,889	3.3%

	BELGIUM — (3.8%)
	Ackermans & van Haaren NV	169,888	29,805,328	0.6%
	Euronav NV	1,303,139	23,013,965	0.4%
	Other Securities		159,838,868	2.9%

	TOTAL BELGIUM		212,658,161	3.9%

	DENMARK — (6.2%)
*	Jyske Bank AS	425,821	30,534,316	0.6%
*	NKT AS	354,659	24,380,170	0.5%
	Ringkjoebing Landbobank AS	195,914	28,774,007	0.5%
	Other Securities		260,532,149	4.7%

	TOTAL DENMARK		344,220,642	6.3%

	FINLAND — (5.0%)
	Huhtamaki OYJ	631,957	25,650,709	0.5%
	Orion OYJ, Class B	634,174	27,479,620	0.5%
#	Valmet OYJ	885,247	25,599,155	0.5%
	Wartsila OYJ Abp	2,286,733	33,233,990	0.6%
	Other Securities		164,702,904	3.0%

	TOTAL FINLAND		276,666,378	5.1%

	FRANCE — (11.6%)
	Alten SA	152,202	22,676,179	0.4%
	Elis SA	1,272,724	26,601,838	0.5%
	Gaztransport Et Technigaz SA	175,245	23,213,994	0.4%
	Rexel SA	1,427,474	39,178,754	0.7%
	SCOR SE	859,009	25,169,860	0.5%
*	SOITEC	149,956	26,833,679	0.5%
	Sopra Steria Group SACA	118,375	25,926,199	0.5%
	SPIE SA	860,805	26,944,723	0.5%
	Other Securities		424,188,980	7.8%

	TOTAL FRANCE		640,734,206	11.8%

	GERMANY — (13.8%)
	Bechtle AG .	445,863	22,332,186	0.4%
	CTS Eventim AG & Co. KGaA	328,703	22,734,829	0.4%
	Freenet AG	952,563	26,660,733	0.5%
	Gerresheimer AG	239,432	24,909,457	0.5%
	Hugo Boss AG	403,351	30,049,812	0.6%
*	LEG Immobilien SE	300,597	26,305,107	0.5%
	thyssenkrupp AG	3,151,431	21,922,763	0.4%
	Other Securities		590,545,780	10.8%

	TOTAL GERMANY		765,460,667	14.1%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
IRELAND — (0.8%)
	Other Securities		$44,152,194	0.8%

ISRAEL — (2.1%)
	Other Securities		116,539,097	2.2%

ITALY — (10.4%)
	Banco BPM SpA	9,547,736	50,592,920	0.9%
#	BPER Banca	6,542,561	21,935,656	0.4%
	Brunello Cucinelli SpA	239,655	23,455,607	0.4%
	Leonardo SpA	2,585,548	42,721,289	0.8%
	Other Securities		436,850,561	8.1%

TOTAL ITALY			575,556,033	10.6%

NETHERLANDS — (5.1%)
	Aalberts NV	654,734	28,459,570	0.5%
	Arcadis NV	518,635	28,017,313	0.5%
	BE Semiconductor Industries NV	352,392	53,202,712	1.0%
Ω	Signify NV	743,928	24,948,544	0.5%
	Other Securities		149,635,617	2.7%

TOTAL NETHERLANDS			284,263,756	5.2%

NORWAY — (2.0%)
	Other Securities		109,054,330	2.0%

PORTUGAL — (0.9%)
	Other Securities		50,604,626	0.9%

SPAIN — (5.9%)
	Banco de Sabadell SA	35,081,456	43,183,701	0.8%
	Bankinter SA	4,245,482	27,228,994	0.5%
#	Enagas SA	1,457,648	24,589,537	0.5%
	Other Securities		231,109,627	4.2%

TOTAL SPAIN			326,111,859	6.0%

SWEDEN — (6.3%)
	Other Securities		350,739,632	6.5%

SWITZERLAND — (19.0%)
	Adecco Group AG	585,919	28,776,523	0.5%
	Allreal Holding AG	122,211	21,853,615	0.4%
	Belimo Holding AG	64,836	35,786,578	0.7%
	BKW AG	158,852	28,254,537	0.5%
	Bucher Industries AG	53,084	22,314,427	0.4%
	Flughafen Zurich AG	143,958	30,079,259	0.6%
Ω	Galenica AG	289,311	25,026,619	0.5%
	Georg Fischer AG	616,034	44,831,337	0.8%
	Helvetia Holding AG	258,089	35,587,055	0.7%
	PSP Swiss Property AG	337,750	47,220,441	0.9%
	Siegfried Holding AG	32,456	33,199,957	0.6%
	Temenos AG	356,673	33,237,696	0.6%
Ω	VAT Group AG	67,469	33,886,832	0.6%
	Other Securities		629,334,335	11.5%

	TOTAL SWITZERLAND		1,049,389,211	19.3%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	UNITED STATES — (0.0%)
	Other Securities		$1,129,131	0.0%

	TOTAL COMMON STOCKS		5,328,592,812	98.0%

	PREFERRED STOCKS — (0.9%)

	GERMANY — (0.9%)
	Other Securities		49,323,660	0.9%

	RIGHTS/WARRANTS — (0.0%)

	AUSTRIA — (0.0%)
	Other Securities		3	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,246,679,731)		5,377,916,475

			Value†
	SECURITIES LENDING COLLATERAL — (2.9%)
@ §	DFA Investment Trust Co.	13,833,808	160,029,490	2.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,406,699,691)		$5,537,945,965	101.8%

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$181,312,889	—	$181,312,889
Belgium	$781,489	211,876,672	—	212,658,161
Denmark	—	344,220,642	—	344,220,642
Finland	—	276,666,378	—	276,666,378
France	—	640,734,206	—	640,734,206
Germany	9,982,943	755,477,724	—	765,460,667
Ireland	—	44,152,194	—	44,152,194
Israel	649,185	115,889,912	—	116,539,097
Italy	—	575,556,033	—	575,556,033
Netherlands	—	284,263,756	—	284,263,756
Norway	—	109,054,330	—	109,054,330
Portugal	—	50,604,626	—	50,604,626
Spain	—	326,111,859	—	326,111,859
Sweden	—	350,739,632	—	350,739,632
Switzerland	—	1,049,389,211	—	1,049,389,211
United States	—	1,129,131	—	1,129,131
Preferred Stocks
Germany	—	49,323,660	—	49,323,660
Rights/Warrants
Austria	—	3	—	3
Securities Lending Collateral	—	160,029,490	—	160,029,490
TOTAL	$11,413,617	$5,526,532,348	—	$5,537,945,965

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2023
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (0.8%)
	Other Securities		$11,303,611	0.9%

CONSUMER DISCRETIONARY — (3.9%)
#*	Aritzia, Inc.	457,892	9,503,060	0.7%
	Linamar Corp.	263,351	12,723,845	1.0%
	Other Securities		32,406,132	2.5%

TOTAL CONSUMER DISCRETIONARY			54,633,037	4.2%

CONSUMER STAPLES — (4.5%)
	Maple Leaf Foods, Inc.	458,562	8,734,844	0.7%
	North West Co., Inc.	292,956	8,682,225	0.7%
#	Premium Brands Holdings Corp.	244,773	17,369,914	1.3%
	Primo Water Corp.	92,255	1,388,438	0.1%
	Primo Water Corp.	799,922	12,049,691	0.9%
	Other Securities		14,567,420	1.1%

TOTAL CONSUMER STAPLES			62,792,532	4.8%

ENERGY — (21.7%)
	Crescent Point Energy Corp.	2,232,271	15,482,110	1.2%
	Crescent Point Energy Corp.	739,368	5,123,820	0.4%
	Enerplus Corp.	1,189,317	18,229,522	1.4%
	Enerplus Corp.	28,353	434,935	0.0%
#	Gibson Energy, Inc.	854,905	12,987,614	1.0%
#*	MEG Energy Corp.	1,220,865	21,808,894	1.7%
#*	NuVista Energy Ltd.	996,250	8,300,517	0.6%
	Paramount Resources Ltd., Class A	453,102	8,866,790	0.7%
	Parex Resources, Inc.	560,334	10,550,797	0.8%
	Parkland Corp.	743,571	23,967,336	1.9%
#	Peyto Exploration & Development Corp.	1,064,787	9,675,133	0.8%
#	PrairieSky Royalty Ltd.	1,219,867	21,358,375	1.7%
	Secure Energy Services, Inc.	1,822,233	12,968,307	1.0%
	Whitecap Resources, Inc.	1,388,207	9,292,780	0.7%
	Other Securities		125,406,362	9.6%

TOTAL ENERGY			304,453,292	23.5%

FINANCIALS — (7.3%)
	Canadian Western Bank	530,725	12,364,425	1.0%
	CI Financial Corp.	943,708	10,583,375	0.8%
	EQB, Inc.	161,831	10,653,574	0.8%
	Onex Corp.	171,939	12,006,729	0.9%
	Other Securities		55,919,770	4.3%

TOTAL FINANCIALS			101,527,873	7.8%

HEALTH CARE — (2.1%)
#*	Bausch Health Cos., Inc.	1,560,196	12,512,772	1.0%
*	Bausch Health Cos., Inc.	17,777	142,613	0.0%
	Other Securities		17,200,683	1.3%

TOTAL HEALTH CARE			29,856,068	2.3%

The Canadian Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (14.5%)
*	ATS Corp.	439,439	$18,939,935	1.5%
*	Bombardier, Inc., Class A	13,489	543,917	0.1%
*	Bombardier, Inc., Class B	454,361	18,245,763	1.4%
	Boyd Group Services, Inc.	115,716	24,320,402	1.9%
	Finning International, Inc.	814,064	23,542,457	1.8%
	Richelieu Hardware Ltd.	309,993	11,224,832	0.9%
	Russel Metals, Inc.	357,603	12,152,646	0.9%
	SNC-Lavalin Group, Inc.	936,661	30,155,812	2.3%
	Other Securities		64,413,259	4.9%

TOTAL INDUSTRIALS.			203,539,023	15.7%

INFORMATION TECHNOLOGY — (4.3%)
*	Celestica, Inc.	119,768	3,506,807	0.3%
*	Celestica, Inc.	584,405	17,116,907	1.3%
*	Lightspeed Commerce, Inc.	95,967	2,014,869	0.2%
# *	Lightspeed Commerce, Inc.	662,243	13,900,481	1.1%
	Other Securities		23,703,820	1.8%

TOTAL INFORMATION TECHNOLOGY			60,242,884	4.7%

MATERIALS — (22.2%)
	Alamos Gold, Inc., Class A	1,786,153	24,021,160	1.9%
	Alamos Gold, Inc., Class A	33,084	445,641	0.0%
	B2Gold Corp.	1,632,376	5,161,810	0.4%
	B2Gold Corp.	5,340,960	16,877,434	1.3%
*	Capstone Copper Corp.	2,311,783	11,253,161	0.9%
*	Eldorado Gold Corp.	682,069	8,853,691	0.7%
# *	Eldorado Gold Corp.	467,945	6,069,247	0.5%
	Methanex Corp.	206,998	9,791,808	0.8%
	Methanex Corp.	144,520	6,844,467	0.5%
	OceanaGold Corp.	4,624,553	8,864,846	0.7%
#	Osisko Gold Royalties Ltd.	617,722	8,815,609	0.7%
	Osisko Gold Royalties Ltd.	299,402	4,275,461	0.3%
	SSR Mining, Inc.	847,686	9,097,085	0.7%
	SSR Mining, Inc	365,680	3,934,717	0.3%
#	Stelco Holdings, Inc.	247,737	9,383,737	0.7%
	Stella-Jones, Inc.	305,088	17,756,603	1.4%
	Other Securities		160,330,235	12.3%

TOTAL MATERIALS			311,776,712	24.1%

REAL ESTATE — (3.4%)

#	Colliers International Group, Inc.	33,190	4,198,063	0.3%
	Colliers International Group, Inc.	67,789	8,576,664	0.7%
	Tricon Residential, Inc.	1,228,695	11,183,021	0.9%
	Tricon Residential, Inc.	264,928	2,410,845	0.2%
	Other Securities		20,779,374	1.5%

TOTAL REAL ESTATE			47,147,967	3.6%

The Canadian Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
UTILITIES — (7.2%)
	Algonquin Power & Utilities Corp.	1,706,629	10,785,895	0.8%
	Atco Ltd., Class I	427,741	12,483,110	1.0%
#	Boralex, Inc., Class A	518,790	13,186,557	1.0%
#	Capital Power Corp.	688,895	19,673,059	1.5%
	Superior Plus Corp.	1,141,158	8,293,537	0.7%
	TransAlta Corp.	1,643,807	13,670,996	1.1%
	Other Securities		$22,675,347	1.7%

TOTAL UTILITIES			100,768,501	7.8%

TOTAL COMMON STOCKS (Cost $1,099,076,003)			1,288,041,500	99.4%

			Value†

SECURITIES LENDING COLLATERAL — (8.1%)
@ §	DFA Investment Trust Co.	9,829,364	113,706,080	8.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,212,776,134)			$1,401,747,580	108.2%

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$8,159,290	$3,144,321	—		$11,303,611
Consumer Discretionary	54,633,037	—	—		54,633,037
Consumer Staples	62,792,532	—	—		62,792,532
Energy	304,453,292	—	—		304,453,292
Financials	101,418,538	109,335	—		101,527,873
Health Care	29,843,410	—	$12,658		29,856,068
Industrials	203,539,023	—	—		203,539,023
Information Technology	60,242,884	—	—		60,242,884
Materials	311,776,712	—	—		311,776,712
Real Estate	47,147,967	—	—		47,147,967
Utilities	100,768,501	—	—		100,768,501
Securities Lending Collateral	—	113,706,080	—		113,706,080
TOTAL	$1,284,775,186	$116,959,736	$12,658	^	$1,401,747,580

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.0%)
Other Securities		$57,215,453	2.0%

CONSUMER DISCRETIONARY — (14.6%)
Food & Life Cos. Ltd.	473,500	7,980,732	0.3%
# Kyoritsu Maintenance Co. Ltd.	179,000	6,846,028	0.3%
Resorttrust, Inc.	514,664	7,406,083	0.3%
Tomy Co. Ltd.	549,293	7,576,172	0.3%
Yoshinoya Holdings Co. Ltd.	333,700	7,798,729	0.3%
Other Securities		372,773,265	13.1%

TOTAL CONSUMER DISCRETIONARY		410,381,009	14.6%

CONSUMER STAPLES — (8.4%)
Morinaga & Co. Ltd.	212,599	7,667,235	0.3%
Nissui Corp.	1,771,500	8,596,290	0.3%
Pigeon Corp.	722,925	7,675,931	0.3%
Sapporo Holdings Ltd.	258,920	9,115,564	0.3%
Other Securities		204,377,820	7.2%

TOTAL CONSUMER STAPLES		237,432,840	8.4%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,372,216	0.3%
Other Securities		14,740,245	0.5%

TOTAL ENERGY		22,112,461	0.8%

FINANCIALS — (10.0%)
77 Bank Ltd.	351,052	7,824,613	0.3%
Gunma Bank Ltd.	2,072,540	10,015,697	0.4%
Hirogin Holdings, Inc.	1,509,400	9,597,788	0.3%
Hokuhoku Financial Group, Inc.	688,853	8,042,412	0.3%
Kyushu Financial Group, Inc.	1,844,437	11,622,672	0.4%
Nishi-Nippon Financial Holdings, Inc.	739,500	8,831,931	0.3%
Shiga Bank Ltd.	279,100	7,380,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	11,358,673	0.4%
Other Securities		206,999,387	7.3%

TOTAL FINANCIALS		281,674,062	10.0%

HEALTH CARE — (5.0%)
Jeol Ltd.	252,800	7,137,389	0.3%
Nakanishi, Inc.	351,400	7,717,880	0.3%
Other Securities		127,231,236	4.4%

TOTAL HEALTH CARE		142,086,505	5.0%

INDUSTRIALS — (28.5%)
Daiseki Co. Ltd.	285,355	7,880,789	0.3%
DMG Mori Co. Ltd.	674,700	11,159,541	0.4%
EXEO Group, Inc.	493,200	10,243,644	0.4%
Hazama Ando Corp.	1,150,400	8,904,120	0.3%
Kokuyo Co. Ltd.	454,525	7,045,125	0.3%
Mabuchi Motor Co. Ltd.	254,834	7,280,487	0.3%
Meitec Group Holdings, Inc.	478,200	8,416,362	0.3%
Mirait One Corp.	565,135	7,490,157	0.3%
Nagase & Co. Ltd.	584,600	8,856,159	0.3%

The Japanese Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	378,700	$7,513,304	0.3%
Nikkon Holdings Co. Ltd.	369,900	7,848,810	0.3%
Ushio, Inc.	592,600	7,227,008	0.3%
Other Securities		705,369,769	24.7%

TOTAL INDUSTRIALS		805,235,275	28.5%

INFORMATION TECHNOLOGY — (13.7%)
Alps Alpine Co. Ltd.	911,442	7,479,491	0.3%
Citizen Watch Co. Ltd.	1,550,700	9,043,705	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,925,050	0.4%
Dexerials Corp.	345,400	7,878,683	0.3%
Maruwa Co. Ltd.	50,800	8,913,540	0.3%
NET One Systems Co. Ltd.	492,716	7,520,285	0.3%
# Nippon Electric Glass Co. Ltd.	393,736	7,871,676	0.3%
NSD Co. Ltd.	482,660	8,397,741	0.3%
Tokyo Seimitsu Co. Ltd.	203,000	9,489,316	0.3%
Ulvac, Inc.	200,200	6,884,710	0.3%
Other Securities		300,915,943	10.6%

TOTAL INFORMATION TECHNOLOGY		385,320,140	13.7%

MATERIALS — (12.8%)
ADEKA Corp.	507,000	8,476,143	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,974,059	0.3%
Sumitomo Bakelite Co. Ltd.	171,900	7,649,191	0.3%
Taiheiyo Cement Corp.	478,091	8,193,349	0.3%
Teijin Ltd.	754,588	6,829,833	0.3%
Tokai Carbon Co. Ltd.	943,200	7,238,009	0.3%
UBE Corp.	611,100	9,410,201	0.3%
Other Securities		304,800,022	10.7%

TOTAL MATERIALS		361,570,807	12.8%

REAL ESTATE — (1.5%)
Other Securities		42,985,677	1.5%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	10,170,459	0.4%
Other Securities		37,326,611	1.3%

TOTAL UTILITIES		47,497,070	1.7%

TOTAL COMMON STOCKS (Cost $2,743,166,586)		2,793,511,299	99.0%

		Value†

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	2,508,802	29,019,314	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,772,186,608)		$2,822,530,613	100.0%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$57,215,453	—	$57,215,453
Consumer Discretionary	$1,476,840	408,904,169	—	410,381,009
Consumer Staples	—	237,432,840	—	237,432,840
Energy	—	22,112,461	—	22,112,461
Financials	—	281,674,062	—	281,674,062
Health Care	—	142,086,505	—	142,086,505
Industrials	—	805,235,275	—	805,235,275
Information Technology	—	385,320,140	—	385,320,140
Materials	—	361,570,807	—	361,570,807
Real Estate	—	42,985,677	—	42,985,677
Utilities	—	47,497,070	—	47,497,070
Securities Lending Collateral	—	29,019,314	—	29,019,314
TOTAL	$1,476,840	$2,821,053,773	—	$2,822,530,613

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (64.1%)
	AMP Ltd.	16,394,773	$10,923,695	0.9%
	Ansell Ltd.	667,276	9,015,436	0.8%
#	ARB Corp. Ltd.	516,706	9,641,932	0.8%
	AUB Group Ltd.	653,490	11,222,709	0.9%
#	Bank of Queensland Ltd.	3,124,152	10,152,388	0.8%
	Bapcor Ltd.	2,047,713	6,970,109	0.6%
	Beach Energy Ltd.	8,618,391	8,488,701	0.7%
*	Bellevue Gold Ltd.	8,798,707	8,001,775	0.7%
*	Boss Energy Ltd.	2,371,994	6,536,645	0.5%
#	Breville Group Ltd.	613,229	8,311,031	0.7%
*	Capricorn Metals Ltd.	2,313,472	6,883,469	0.6%
#	Champion Iron Ltd.	1,787,152	8,128,867	0.7%
	Corporate Travel Management Ltd.	706,323	7,474,030	0.6%
	CSR Ltd.	3,025,097	10,809,247	0.9%
	Domino’s Pizza Enterprises Ltd.	284,704	9,226,985	0.8%
	Downer EDI Ltd.	4,102,725	9,867,275	0.8%
	Eagers Automotive Ltd.	877,469	7,216,825	0.6%
#	Flight Centre Travel Group Ltd.	991,677	11,788,395	1.0%
	Gold Road Resources Ltd.	8,223,152	9,774,805	0.8%
	GUD Holdings Ltd.	1,021,707	6,947,914	0.6%
#	Harvey Norman Holdings Ltd.	3,154,895	7,374,464	0.6%
	HUB24 Ltd.	477,073	9,211,187	0.8%
	Iluka Resources Ltd.	1,561,869	7,212,329	0.6%
	InvoCare Ltd.	908,018	7,307,553	0.6%
	IPH Ltd.	1,569,172	6,819,157	0.6%
*	Karoon Energy Ltd.	4,021,732	6,476,220	0.5%
	Metcash Ltd.	4,615,181	10,807,985	0.9%
	Netwealth Group Ltd.	806,030	6,549,114	0.5%
	New Hope Corp. Ltd.	3,051,610	11,230,195	0.9%
	nib holdings Ltd.	2,762,115	12,729,528	1.1%
	Nine Entertainment Co. Holdings Ltd.	7,806,987	9,199,665	0.8%
	Orora Ltd.	8,207,195	12,861,724	1.1%
*	Paladin Energy Ltd.	16,031,454	9,660,647	0.8%
	Perpetual Ltd.	638,190	7,802,171	0.7%
	Perseus Mining Ltd.	7,999,202	8,546,820	0.7%
	Reliance Worldwide Corp. Ltd.	4,522,177	10,079,750	0.8%
*	Sandfire Resources Ltd.	3,123,483	11,848,150	1.0%
	Sims Ltd.	999,254	7,965,428	0.7%
	Super Retail Group Ltd.	1,077,207	9,063,950	0.8%
	Tabcorp Holdings Ltd.	13,480,179	6,651,512	0.6%
	Technology One Ltd.	742,435	6,885,186	0.6%
Ω	Viva Energy Group Ltd.	6,590,681	11,867,968	1.0%
#*	Webjet Ltd.	2,302,818	8,948,714	0.7%
	Other Securities		387,123,834	32.0%

TOTAL AUSTRALIA			771,605,484	64.2%

CAYMAN ISLANDS — (0.0%)
	Other Security		23,977	0.0%

CHINA — (0.1%)
	Other Securities		789,268	0.1%

HONG KONG — (21.0%)
	ASMPT Ltd.	1,562,400	13,232,824	1.1%
	Luk Fook Holdings International Ltd.	3,378,000	8,380,129	0.7%
	NWS Holdings Ltd.	6,279,000	7,429,555	0.6%
	Pacific Basin Shipping Ltd.	28,378,000	8,211,841	0.7%
	PCCW Ltd.	18,348,545	8,980,462	0.8%

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (Continued)
*Ω	Samsonite International SA	3,780,000	11,707,104	1.0%
	Other Securities		194,764,988	16.1%

	TOTAL HONG KONG		252,706,903	21.0%

	NEW ZEALAND — (3.2%)
	Other Securities		39,180,066	3.2%

	SINGAPORE — (10.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	9,191,833	0.8%
	Other Securities		118,504,758	9.8%

	TOTAL SINGAPORE		127,696,591	10.6%

	TOTAL COMMON STOCKS		1,192,002,289	99.1%

	RIGHTS/WARRANTS — (0.0%)

	AUSTRALIA — (0.0%)
	Other Securities		1,336	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,516,440,464)		1,192,003,625

			Value†
	SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	1,022,740	11,830,034	1.0%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,528,270,413)		$1,203,833,659	100.1%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$13,693	$771,242,347	$349,444		$771,605,484
Cayman Islands	—	23,977	—		23,977
China	—	789,268	—		789,268
Hong Kong	—	252,398,888	308,015		252,706,903
New Zealand	—	39,180,066	—		39,180,066
Singapore	—	127,046,839	649,752		127,696,591
Rights/Warrants
Australia	—	1,336	—		1,336
Securities Lending Collateral	—	11,830,034	—		11,830,034
TOTAL	$13,693	$1,202,512,755	$1,307,211	^	$1,203,833,659

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
4imprint Group PLC	165,738	$10,143,389	0.8%
ITV PLC	14,659,552	11,414,423	0.9%
Moneysupermarket.com Group PLC	3,209,924	10,129,507	0.8%
Other Securities		18,523,765	1.5%

TOTAL COMMUNICATION SERVICES		50,211,084	4.0%

CONSUMER DISCRETIONARY — (19.0%)
Bellway PLC	596,527	15,180,838	1.2%
Domino’s Pizza Group PLC	3,097,499	12,924,628	1.0%
Games Workshop Group PLC	177,416	21,331,156	1.7%
Greggs PLC	601,854	17,359,651	1.4%
Inchcape PLC	2,145,919	17,397,976	1.4%
Persimmon PLC	978,415	12,116,690	1.0%
Pets at Home Group PLC	2,876,399	9,834,326	0.8%
Redrow PLC	1,640,617	9,722,304	0.8%
Vistry Group PLC	1,581,400	13,630,585	1.1%
Other Securities		107,540,636	8.5%

TOTAL CONSUMER DISCRETIONARY		237,038,790	18.9%

CONSUMER STAPLES — (8.3%)
Britvic PLC	1,626,728	16,593,568	1.3%
Cranswick PLC	366,623	15,588,013	1.3%
* Marks & Spencer Group PLC	9,096,384	24,019,747	1.9%
Tate & Lyle PLC	2,193,476	16,830,969	1.3%
Other Securities		30,051,812	2.4%

TOTAL CONSUMER STAPLES		103,084,109	8.2%

ENERGY — (3.0%)
Other Securities		38,047,863	3.0%

FINANCIALS — (20.1%)
Bank of Georgia Group PLC	269,724	10,920,373	0.9%
Beazley PLC	3,110,587	19,485,841	1.6%
Burford Capital Ltd.	974,033	12,043,015	1.0%
Close Brothers Group PLC	934,202	9,069,257	0.7%
* Direct Line Insurance Group PLC	5,736,832	10,577,314	0.8%
Hiscox Ltd.	1,481,388	16,914,945	1.3%
IG Group Holdings PLC	1,557,868	12,102,444	1.0%
Lancashire Holdings Ltd.	1,629,727	11,253,076	0.9%
Man Group PLC	7,541,211	20,162,454	1.6%
Paragon Banking Group PLC	1,921,607	10,365,204	0.8%
Plus500 Ltd.	531,015	9,109,342	0.7%
Virgin Money U.K. PLC	6,394,358	11,617,099	0.9%
Other Securities		97,536,245	7.9%

TOTAL FINANCIALS		251,156,609	20.1%

HEALTH CARE — (3.0%)
* Indivior PLC	766,956	14,704,637	1.2%
Other Securities		23,358,121	1.9%

TOTAL HEALTH CARE		38,062,758	3.1%

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.2%)
* Babcock International Group PLC	2,641,605	$12,568,828	1.0%
Balfour Beatty PLC	3,585,302	13,512,546	1.1%
Diploma PLC	428,815	14,867,363	1.2%
Grafton Group PLC	1,489,341	14,019,677	1.1%
Hays PLC	9,150,271	10,722,745	0.9%
Howden Joinery Group PLC	1,391,766	10,808,598	0.9%
* International Distributions Services PLC	3,240,163	9,959,380	0.8%
JET2 PLC	813,756	9,944,724	0.8%
Mitie Group PLC	7,951,370	9,543,633	0.8%
QinetiQ Group PLC	3,297,003	13,291,365	1.1%
Rotork PLC	4,407,598	15,761,223	1.3%
Serco Group PLC	5,743,194	9,978,356	0.8%
Travis Perkins PLC	1,117,269	10,066,748	0.8%
Other Securities		146,925,070	11.5%

TOTAL INDUSTRIALS		301,970,256	24.1%

INFORMATION TECHNOLOGY — (6.4%)
Computacenter PLC	501,247	15,677,786	1.3%
Softcat PLC	689,548	10,622,540	0.8%
Spectris PLC	361,445	13,657,892	1.1%
Other Securities		40,018,928	3.2%

TOTAL INFORMATION TECHNOLOGY		79,977,146	6.4%

MATERIALS — (5.7%)
Hill & Smith PLC	550,246	11,030,269	0.9%
Other Securities		60,717,342	4.8%

TOTAL MATERIALS		71,747,611	5.7%

REAL ESTATE — (2.8%)
Grainger PLC	4,251,088	11,765,849	1.0%
Savills PLC	971,680	9,308,536	0.8%
Other Securities		13,332,369	1.0%

TOTAL REAL ESTATE		34,406,754	2.8%

UTILITIES — (2.6%)
Drax Group PLC	2,467,126	12,675,532	1.0%
Pennon Group PLC	1,364,308	12,065,996	1.0%
Other Security		7,989,073	0.6%

TOTAL UTILITIES		32,730,601	2.6%

TOTAL COMMON STOCKS (Cost $1,353,648,625)		1,238,433,581	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund.	1,003,030	11,602,045	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,365,250,747)		$1,250,035,626	99.9%

The United Kingdom Small Company Series

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$9,735	$50,201,349	—		$50,211,084
Consumer Discretionary	—	237,038,790	—		237,038,790
Consumer Staples	—	103,084,109	—		103,084,109
Energy	—	37,923,815	$124,048		38,047,863
Financials	—	251,155,569	1,040		251,156,609
Health Care	—	38,062,758	—		38,062,758
Industrials	—	301,970,256	—		301,970,256
Information Technology	—	79,977,146	—		79,977,146
Materials	—	71,747,611	—		71,747,611
Real Estate	—	34,406,754	—		34,406,754
Utilities	—	32,730,601	—		32,730,601
Securities Lending Collateral	—	11,602,045	—		11,602,045
TOTAL	$9,735	$1,249,900,803	$125,088	^	$1,250,035,626

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.9%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$20,187,397	0.4%
Ω	BAWAG Group AG	434,580	19,356,361	0.4%
	Other Securities		111,012,363	2.4%

	TOTAL AUSTRIA		150,556,121	3.2%

	BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,487,591	0.6%
	Euronav NV	1,303,139	23,326,697	0.5%
	Other Securities		132,117,956	2.8%

	TOTAL BELGIUM		180,932,244	3.9%

	DENMARK — (6.4%)
*	Jyske Bank AS	437,851	30,857,271	0.7%
	Ringkjoebing Landbobank AS	197,625	26,935,971	0.6%
	Royal Unibrew AS	312,981	22,640,649	0.5%
	Sydbank AS	461,164	20,032,806	0.4%
	Other Securities		203,835,973	4.4%

	TOTAL DENMARK		304,302,670	6.6%

	FINLAND — (5.1%)
	Huhtamaki OYJ	631,957	21,724,252	0.5%
	Orion OYJ, Class B	629,985	25,064,275	0.6%
#	Valmet OYJ	886,762	19,900,132	0.4%
	Wartsila OYJ Abp	2,378,105	28,379,105	0.6%
	Other Securities		146,586,296	3.1%

	TOTAL FINLAND		241,654,060	5.2%

	FRANCE — (11.3%)
	Elis SA	1,272,724	20,872,644	0.5%
	Gaztransport Et Technigaz SA	171,206	21,898,963	0.5%
	Rexel SA	1,427,474	29,152,980	0.6%
	SCOR SE	850,826	25,400,939	0.5%
*	SOITEC	147,840	22,066,351	0.5%
	Sopra Steria Group SACA	120,549	21,642,911	0.5%
	SPIE SA	860,805	22,637,026	0.5%
	Other Securities		372,000,758	7.9%

	TOTAL FRANCE		535,672,572	11.5%

	GERMANY — (14.1%)
#	Bechtle AG	434,992	19,441,013	0.4%
	CTS Eventim AG & Co. KGaA	322,671	19,536,483	0.4%
	Freenet AG	931,981	23,656,380	0.5%
	Gerresheimer AG	239,432	22,332,589	0.5%
	Hugo Boss AG	412,000	24,095,810	0.5%
	thyssenkrupp AG	3,151,431	21,964,393	0.5%
	Other Securities		536,826,812	11.6%

	TOTAL GERMANY		667,853,480	14.4%

	IRELAND — (1.0%)
	Other Securities		45,236,596	1.0%

	ISRAEL — (1.9%)
	Other Securities		91,075,560	2.0%

The Continental Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
ITALY — (10.6%)
	Banco BPM SpA	9,876,720	$50,532,629	1.1%
#	BPER Banca	6,542,561	21,290,464	0.5%
	Brunello Cucinelli SpA	248,717	20,006,230	0.4%
	Leonardo SpA	2,654,010	40,108,685	0.9%
	Other Securities		371,549,104	7.9%

TOTAL ITALY			503,487,112	10.8%

NETHERLANDS — (4.9%)
	Aalberts NV	673,240	21,020,076	0.5%
	Arcadis NV	526,995	22,273,333	0.5%
	BE Semiconductor Industries NV	392,853	40,581,596	0.9%
Ω	Signify NV	743,928	19,284,717	0.4%
	Other Securities		131,580,048	2.8%

TOTAL NETHERLANDS			234,739,770	5.1%

NORWAY — (2.0%)
	Other Securities		97,377,918	2.1%

PORTUGAL — (1.1%)
	Other Securities		50,590,874	1.1%

SPAIN — (6.4%)
	Banco de Sabadell SA	36,362,876	45,213,373	1.0%
	Bankinter SA	4,245,482	26,846,128	0.6%
#	Enagas SA	1,457,648	24,384,537	0.5%
	Other Securities		206,882,969	4.4%

TOTAL SPAIN			303,327,007	6.5%

SWEDEN — (5.4%)
	Other Securities		258,456,868	5.6%

SWITZERLAND — (18.7%)
	Adecco Group AG	573,691	21,710,502	0.5%
	Allreal Holding AG	123,491	19,816,056	0.4%
	Belimo Holding AG	65,574	27,607,771	0.6%
	BKW AG	161,471	27,144,558	0.6%
	Bucher Industries AG	54,010	19,279,744	0.4%
*	Dufry AG	554,235	19,428,293	0.4%
	Flughafen Zurich AG	145,858	27,255,287	0.6%
Ω	Galenica AG	285,324	21,555,903	0.5%
	Georg Fischer AG	626,442	32,506,926	0.7%
	Helvetia Holding AG	262,788	35,327,584	0.8%
	PSP Swiss Property AG	337,750	41,556,493	0.9%
	Siegfried Holding AG	32,647	25,889,674	0.6%
	Temenos AG	344,252	24,801,829	0.5%
Ω	VAT Group AG	71,846	25,477,992	0.5%
	Other Securities		516,718,458	11.1%

TOTAL SWITZERLAND			886,077,070	19.1%

UNITED STATES — (0.0%)
	Other Securities		1,431,685	0.0%

TOTAL COMMON STOCKS			4,552,771,607	98.1%

The Continental Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		$41,269,340	0.9%

RIGHTS/WARRANTS — (0.0%)

FINLAND — (0.0%)
Other Security		1,801,296	0.0%

SPAIN — (0.0%)
Other Security		477,756	0.0%

TOTAL RIGHTS/WARRANTS		2,279,052	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,294,866,091)		4,596,319,999

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	13,062,502	151,093,958	3.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,445,959,349)		$4,747,413,957	102.3%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$974,623	$149,581,498	—	$150,556,121
Belgium	792,151	180,140,093	—	180,932,244
Denmark	—	304,302,670	—	304,302,670
Finland	—	241,654,060	—	241,654,060
France	—	535,672,572	—	535,672,572
Germany	1,775,471	666,078,009	—	667,853,480
Ireland	—	45,236,596	—	45,236,596
Israel	1,713,493	89,362,067	—	91,075,560
Italy	—	503,487,112	—	503,487,112
Netherlands	—	234,739,770	—	234,739,770
Norway	—	97,377,918	—	97,377,918
Portugal	—	50,590,874	—	50,590,874
Spain	—	303,327,007	—	303,327,007
Sweden	—	258,456,868	—	258,456,868
Switzerland	—	886,077,070	—	886,077,070
United States	—	1,431,685	—	1,431,685
Preferred Stocks
Germany	—	41,269,340	—	41,269,340
Rights/Warrants
Finland	—	1,801,296	—	1,801,296
Spain	—	477,756	—	477,756
Securities Lending Collateral	—	151,093,958	—	151,093,958
TOTAL	$5,255,738	$4,742,158,219	—	$4,747,413,957

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (0.8%)
	Other Securities		$10,370,357	0.9%

CONSUMER DISCRETIONARY — (3.7%)
#*	Aritzia, Inc.	490,659	7,631,884	0.6%
	Linamar Corp.	254,133	10,988,148	0.9%
	Other Securities		27,506,543	2.4%

TOTAL CONSUMER DISCRETIONARY			46,126,575	3.9%

CONSUMER STAPLES — (4.5%)
	Maple Leaf Foods, Inc.	468,524	9,328,248	0.8%
#	Premium Brands Holdings Corp.	244,773	15,758,668	1.3%
	Primo Water Corp.	92,255	1,204,850	0.1%
	Primo Water Corp.	799,922	10,434,894	0.9%
	Other Securities		19,771,521	1.7%

TOTAL CONSUMER STAPLES			56,498,181	4.8%

ENERGY — (26.3%)
*	Advantage Energy Ltd.	1,218,356	8,847,193	0.8%
	Baytex Energy Corp.	2,680,011	11,595,505	1.0%
#	Birchcliff Energy Ltd.	1,577,017	8,710,979	0.7%
	Crescent Point Energy Corp.	2,232,271	17,900,021	1.5%
	Crescent Point Energy Corp.	739,368	5,922,338	0.5%
	Enerplus Corp.	1,253,055	21,189,212	1.8%
	Enerplus Corp.	28,353	479,449	0.0%
#	Gibson Energy, Inc.	854,905	12,989,254	1.1%
*	MEG Energy Corp.	1,231,299	24,328,533	2.1%
*	NuVista Energy Ltd.	996,250	9,662,565	0.8%
	Paramount Resources Ltd., Class A	453,102	10,890,136	0.9%
	Parex Resources, Inc.	560,334	10,739,988	0.9%
	Parkland Corp.	743,571	22,504,182	1.9%
#	Peyto Exploration & Development Corp.	1,064,787	11,210,305	1.0%
#	PrairieSky Royalty Ltd.	1,219,867	21,419,695	1.8%
	Secure Energy Services, Inc.	1,822,233	10,118,041	0.9%
#	Vermilion Energy, Inc.	681,624	9,835,440	0.8%
	Vermilion Energy, Inc.	233,451	3,366,363	0.3%
#	Whitecap Resources, Inc.	1,388,207	10,721,255	0.9%
	Other Securities		98,781,619	8.4%

TOTAL ENERGY			331,212,073	28.1%

FINANCIALS — (6.6%)
	Canadian Western Bank	530,725	10,516,909	0.9%
	CI Financial Corp.	992,058	8,992,370	0.8%
#	EQB, Inc.	161,831	8,031,159	0.7%
	Onex Corp.	171,939	9,636,271	0.8%
	Other Securities		46,037,310	3.9%

TOTAL FINANCIALS			83,214,019	7.1%

HEALTH CARE — (2.0%)
	Bausch Health Cos., Inc.	1,551,796	10,583,249	0.9%
#*	Bausch Health Cos., Inc.	17,777	121,013	0.0%
	Other Securities		14,052,775	1.2%

TOTAL HEALTH CARE			24,757,037	2.1%

The Canadian Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (13.9%)
*	ATS Corp.	439,439	$14,798,487	1.3%
*	Bombardier, Inc., Class A	13,489	433,632	0.0%
*	Bombardier, Inc., Class B	454,361	14,576,904	1.2%
	Boyd Group Services, Inc.	120,716	20,581,131	1.8%
	Finning International, Inc.	840,489	22,522,135	1.9%
	Richelieu Hardware Ltd.	316,493	9,466,832	0.8%
	Russel Metals, Inc.	357,603	8,909,453	0.8%
	SNC-Lavalin Group, Inc.	978,592	27,182,523	2.3%
	Other Securities		57,389,909	4.8%

TOTAL INDUSTRIALS			175,861,006	14.9%

INFORMATION TECHNOLOGY — (3.7%)
*	Celestica, Inc.	58,598	1,368,263	0.1%
*	Celestica, Inc.	584,405	13,641,384	1.2%
#*	Lightspeed Commerce, Inc.	662,243	8,251,548	0.7%
	Other Securities		23,295,357	2.0%

TOTAL INFORMATION TECHNOLOGY			46,556,552	4.0%

MATERIALS — (22.5%)
	Alamos Gold, Inc., Class A	1,993,469	24,682,065	2.1%
	Alamos Gold, Inc., Class A	41,121	509,078	0.1%
	B2Gold Corp.	1,611,233	5,158,735	0.4%
	B2Gold Corp.	5,340,960	17,251,301	1.5%
*	Capstone Copper Corp.	2,311,783	7,868,481	0.7%
	Eldorado Gold Corp.	682,069	7,377,705	0.6%
#*	Eldorado Gold Corp.	467,945	5,058,485	0.4%
#	Labrador Iron Ore Royalty Corp.	346,569	7,622,394	0.7%
	Methanex Corp.	206,998	8,547,111	0.7%
	Methanex Corp.	144,520	5,961,450	0.5%
	OceanaGold Corp.	4,732,563	7,917,466	0.7%
	Osisko Gold Royalties Ltd.	649,135	7,934,262	0.7%
	Osisko Gold Royalties Ltd.	299,402	3,658,692	0.3%
	SSR Mining, Inc.	847,686	11,730,370	1.0%
#	SSR Mining, Inc.	365,680	5,075,638	0.4%
	Stella-Jones, Inc.	304,188	15,933,814	1.4%
	Other Securities		141,075,036	11.9%

TOTAL MATERIALS			283,362,083	24.1%

REAL ESTATE — (3.0%)
	Altus Group Ltd.	245,393	8,334,603	0.7%
	Tricon Residential, Inc.	1,228,695	8,142,569	0.7%
	Other Securities		21,600,844	1.8%

TOTAL REAL ESTATE			38,078,016	3.2%

UTILITIES — (6.2%)
	Atco Ltd., Class I	445,141	11,411,403	1.0%
#	Boralex, Inc., Class A	508,523	9,464,560	0.8%
#	Capital Power Corp.	688,895	17,630,347	1.5%
#	TransAlta Corp.	1,716,689	12,564,913	1.1%
	Other Securities		27,796,553	2.3%

TOTAL UTILITIES			78,867,776	6.7%

TOTAL COMMON STOCKS (Cost $1,116,658,978)			1,174,903,675	99.8%

The Canadian Small Company Series

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	7,370,255	$85,251,738	7.2%
TOTAL INVESTMENTS—(100.0%) (Cost $1,201,910,716)		$1,260,155,413	107.0%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$7,521,380	$2,848,977	—		$10,370,357
Consumer Discretionary	46,126,575	—	—		46,126,575
Consumer Staples	56,498,181	—	—		56,498,181
Energy	331,212,073	—	—		331,212,073
Financials	83,115,371	98,648	—		83,214,019
Health Care	24,744,942	—	$12,095		24,757,037
Industrials	175,861,006	—	—		175,861,006
Information Technology	46,556,552	—	—		46,556,552
Materials	282,952,684	409,399	—		283,362,083
Real Estate	38,078,016	—	—		38,078,016
Utilities	78,867,776	—	—		78,867,776
Securities Lending Collateral	—	85,251,738	—		85,251,738
TOTAL	$1,171,534,556	$88,608,762	$12,095	^	$1,260,155,413

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023
(Unaudited)

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $236,523, $93,886, $12,999, $156,629 and $126,781 of securities on loan, respectively)	$3,012,178	$1,374,374	$1,495,870	$5,377,917	$1,291,952
Collateral from Securities on Loan Invested in Affiliate at Value (including cost $37,782, $14,187, $15,193, $160,020 and $113,700, respectively)	37,783	14,188	15,194	160,029	113,706
Foreign Currencies at Value	4,912	3,191	5,273	19,475	3,706
Cash	1,150	1,306	1,808	2,465	—
Receivables:
Investment Securities Sold	2,895	43	8	243	21
Dividends, Interest and Tax Reclaims	5,627	1,418	4,276	38,888	3,737
Securities Lending Income	269	209	24	589	86
Total Assets	3,064,814	1,394,729	1,522,453	5,599,606	1,413,208
LIABILITIES:
Payables:
Due to Custodian	—	—	—	—	3,275
Upon Return of Securities Loaned	37,830	14,200	15,195	160,118	113,769
Investment Securities Purchased	2,734	901	215	1	—
Due to Advisor	249	112	123	446	107
Accrued Expenses and Other Liabilities	161	95	74	250	54
Total Liabilities	40,974	15,308	15,607	160,815	117,205
NET ASSETS	$3,023,840	$1,379,421	$1,506,846	$5,438,791	$1,296,003
Investments Securities at Cost	$2,638,774	$1,498,266	$1,349,582	$4,246,680	$1,102,986
Foreign Currencies at Cost	$4,893	$3,172	$5,252	$19,367	$3,696

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $144,277, $87,690, $10,904, $146,635, and $85,567 of securities on loan, respectively)	$2,793,511	$1,192,004	$1,238,434	$4,596,320	$1,174,904
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $29,020, $11,830, $11,602, $151,093 and $85,252)	29,019	11,830	11,602	151,094	85,252
Foreign Currencies at Value	367	126	1,126	649	64
Cash	3,941	2,581	5,965	5,879	1,520
Receivables:
Investment Securities Sold	1,099	5,954	7,091	2,473	243
Dividends, Interest and Tax Reclaims	24,650	1,908	4,885	36,818	855
Securities Lending Income	202	194	13	312	93
Prepaid Expenses and Other Assets	1	—	—	1	—
Total Assets	2,852,790	1,214,597	1,269,116	4,793,546	1,262,931
LIABILITIES:
Payables:
Upon Return of Securities Loaned	29,068	11,844	11,604	151,199	85,324
Investment Securities Purchased	2,142	414	5,420	1	53
Due to Advisor	239	103	107	395	102
Unrealized Loss on Foreign Currency Contracts	11	—	—	—	—
Accrued Expenses and Other Liabilities	157	95	72	238	53
Total Liabilities	31,617	12,456	17,203	151,833	85,532
NET ASSETS	$2,821,173	$1,202,141	$1,251,913	$4,641,713	$1,177,399
Investments Securities at Cost	$2,743,167	$1,516,440	$1,353,649	$4,294,866	$1,116,659
Foreign Currencies at Cost	$371	$126	$1,135	$650	$64

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#	The Continental Small Company Series#	The Canadian Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,462, $678, $332, $21,279 and $5,302 respectively)	$76,217	$54,841	$53,262	$158,253	$31,562
Non Cash Income
Income from Securities Lending	2,094	3,120	304	5,038	1,433
Total Investment Income	78,311	57,961	53,566	163,291	32,995
Expenses
Investment Management Fees	2,849	1,290	1,341	5,020	1,280
Accounting & Transfer Agent Fees	93	30	43	150	42
Custodian Fees	224	130	51	351	39
Shareholders’ Reports	21	19	18	25	19
Directors’/Trustees’ Fees & Expenses	22	10	10	37	10
Professional Fees	46	21	22	160	22
Other	89	49	37	156	35
Total Expenses	3,344	1,549	1,522	5,899	1,447
Fees Paid Indirectly (Note C)	27	22	1	3	11
Net Expenses	3,317	1,527	1,521	5,896	1,436
Net Investment Income (Loss)	74,994	56,434	52,045	157,395	31,559
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(18,627)	(71,672)	(66,245)	(20,150)	39,665
Affiliated Investment Companies Shares Sold	5	2	5	32	12
Futures	—	—	(38)	—	100
Foreign Currency Transactions	(1,676)	(160)	624	(947)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	411,469	24,799	124,537	387,371	(25,591)
Affiliated Investment Companies Shares	18	7	7	103	84
Translation of Foreign Currency Denominated Amounts	363	(26)	(27)	2,185	(11)
Net Realized and Unrealized Gain (Loss)	391,552	(47,050)	58,863	368,594	14,155
Net Increase (Decrease) in Net Assets Resulting from Operations	$466,546	$9,384	$110,908	$525,989	$45,714

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,994	$74,322
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(18,627)	5,574
Affiliated Investment Companies Shares Sold	5	(8)
Foreign Currency Transactions	(1,676)	(5,554)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	411,469	(862,888)
Affiliated Investment Companies Shares	18	(32)
Translation of Foreign Currency-Denominated Amounts	363	(284)
Net Increase (Decrease) in Net Assets Resulting from Operations	466,546	(788,870)
Transactions in Interest:
Contributions	89,497	112,114
Withdrawals	(255,213)	(219,045)
Net Increase (Decrease) from Transactions in Interest	(165,716)	(106,931)
Total Increase (Decrease) in Net Assets	300,830	(895,801)
Net Assets
Beginning of Year	2,520,343	3,416,144
End of Year	$2,821,173	$2,520,343

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,434	$65,743	$52,045	$62,067
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(71,672)	33,519	(66,245)	(4,763)
Affiliated Investment Companies Shares Sold	2	(10)	5	(3)
Futures	—	349	(38)	—
Foreign Currency Transactions	(160)	(731)	624	(1,687)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	24,799	(565,107)	124,537	(665,322)
Affiliated Investment Companies Shares	7	(12)	7	(11)
Translation of Foreign Currency-Denominated Amounts	(26)	(8)	(27)	(66)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,384	(466,257)	110,908	(609,785)
Transactions in Interest:
Contributions	142,192	49,404	49,887	38,338
Withdrawals	(143,456)	(212,093)	(76,729)	(157,982)
Net Increase (Decrease) from Transactions in Interest	(1,264)	(162,689)	(26,842)	(119,644)
Total Increase (Decrease) in Net Assets	8,120	(628,946)	84,066	(729,429)
Net Assets
Beginning of Year	1,194,021	1,822,967	1,167,847	1,897,276
End of Year	$1,202,141	$1,194,021	$1,251,913	$1,167,847

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$157,395	$153,871	$31,559	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(20,150)	53,125	39,665	84,639
Affiliated Investment Companies Shares Sold	32	(59)	12	(66)
Futures	—	—	100	27
Foreign Currency Transactions	(947)	(2,690)	(104)	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	387,371	(2,054,707)	(25,591)	(295,189)
Affiliated Investment Companies Shares	103	(130)	84	(101)
Translation of Foreign Currency-Denominated Amounts	2,185	(3,148)	(11)	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	525,989	(1,853,738)	45,714	(170,858)
Transactions in Interest:
Contributions	78,110	179,167	11,312	51,681
Withdrawals	(308,949)	(517,971)	(94,687)	(117,171)
Net Increase (Decrease) from Transactions in Interest	(230,839)	(338,804)	(83,375)	(65,490)
Total Increase (Decrease) in Net Assets	295,150	(2,192,542)	(37,661)	(236,348)
Net Assets
Beginning of Year	4,346,563	6,539,105	1,215,060	1,451,408
End of Year	$4,641,713	$4,346,563	$1,177,399	$1,215,060

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	18.71%	(23.60)%	13.08%	(1.93)%	4.47%	0.60%	(26.65)%	38.31%	0.14%	5.27%
Net Assets, End of Year (thousands)	$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177	$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.56%	2.11%	2.13%	2.32%	4.37%	4.23%	3.42%	4.21%	4.11%
Portfolio Turnover Rate	9%	11%	11%	5%	12%	17%	19%	19%	18%	18%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	9.20%	(33.34)%	51.93%	(14.87)%	10.67%	11.76%	(29.07)%	51.24%	(2.23)%	8.43%
Net Assets, End of Year (thousands)	$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451	$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.11%	0.12%	0.13%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.88%	4.07%	2.27%	2.38%	3.43%	3.14%	2.85%	2.11%	2.15%	2.74%
Portfolio Turnover Rate	9%	14%	12%	9%	18%	11%	11%	17%	8%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	3.53%	(12.52)%	59.72%	6.02%	1.00%
Net Assets, End of Year (thousands)	$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to- valuation techniques used to measure fair value into three broad levels described below:

• Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.

The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The Japanese Small Company Series	$27
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	1
The Continental Small Company Series	3
The Canadian Small Company Series	11

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	32
The Canadian Small Company Series	8

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$257,634	$350,049
The Asia Pacific Small Company Series	289,283	212,456
The United Kingdom Small Company Series	206,132	121,054
The Continental Small Company Series	548,017	600,534
The Canadian Small Company Series	211,353	213,760

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows(amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$409,986	$436,535	$5	$18	$55,545	2,509	$2,286	—
Total	$55,545	$409,986	$436,535	$5	$18	$55,545	2,509	$2,286	—

The Asia Pacific Small Company
The DFA Short Term Investment Fund	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—
Total	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

The United Kingdom small Company Series
The DFA Short Term Investment Fund	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—
Total	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—
Total	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

The Canadian Small Company
The DFA Short Term Investment Fund	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—
Total	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$2,854,583	$430,053	$(462,105)	$(32,052)
The Asia Pacific Small Company Series	1,560,606	159,336	(516,108)	(356,772)
The United Kingdom Small Company Series	1,375,890	232,484	(358,339)	(125,855)
The Continental Small Company Series	4,486,860	1,092,830	(832,276)	260,554
The Canadian Small Company Series	1,226,935	233,676	(200,455)	33,221

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures*
The Canadian Small Company Series	$544

*	Average Notional Value of contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts(1)
The United Kingdom Small Company Series	$(38)	$(38)
The Canadian Small Company Series	100	100

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023 with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
The Japanese Small Company Series	5.65%	$2,224	20	$7	$17,047	—
The Asia Pacific Small Company Series	5.69%	1,891	37	12	13,300	—
The United Kingdom Small Company Series	4.91%	53	6	—	101	—
The Continental Small Company Series	5.30%	358	32	2	3,496	—
The Canadian Small Company Series	5.05%	71	8	—	127	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2023, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2023.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Japanese Small Company Series	$38,826	$40,169	$4,216
The Asia Pacific Small Company Series	32,803	22,243	(11,010)
The United Kingdom Small Company Series	28,477	16,306	(19,690)
The Continental Small Company Series	26,493	35,701	(6,460)
The Canadian Small Company Series	34,457	23,182	6,623

J. Securities Lending:

As of October 31, 2023, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Japanese Small Company Series	$130,156
The Asia Pacific Small Company Series	83,547
The Continental Small Company Series	6,467
The Canadian Small Company Series	6,333

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$ 29,068	—	—	—	$29,068
The Asia Pacific Small Company Series
Common Stocks	11,844	—	—	—	11,844
The United Kingdom Small Company Series
Common Stocks	11,604	—	—	—	11,604
The Continental Small Company Series
Common Stocks, Rights/Warrants	151,199	—	—	—	151,199
The Canadian Small Company Series
Common Stocks, Rights/Warrants	85,324	—	—	—	85,324

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (_ETF Trust_), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010).
Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019).
Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011-2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply- chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer
			Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/Trustee Co-Chief Executive Officer	Director/Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

●  all the DFA Entities (since 2001)

●  DFA Australia Limited (since 2002)

●  Dimensional Fund Advisors Ltd. (since 2002)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

●  Dimensional Hong Kong Limited (since 2012)

●  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

●  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

●  DFAIDG, DIG, DFAITC and DEM (since 2019)

●  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

●  all the DFA Entities (since 2017)

●  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

●  Dimensional Japan Ltd.

Chairman (since 2018) of

●  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

●  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

●  DFA Australia Limited

Director (since 2016) of

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Hong Kong Limited

Vice President of

●  Dimensional Advisors Ltd. (since 2016)

●  Dimensional Hong Kong Limited (since 2016)

●  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

●  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

●  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

●  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

●  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

●  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global

Institutional Services (2014-2018) for

●  Dimensional Fund Advisors LP

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

●  the DFA Fund Complex

Executive Vice President (since January 2020) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Chief Operating Officer (since December 2019) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Vice President (since 2020) of

●  DFA Australia Limited

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors Canada ULC

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Ireland Limited

●  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 –

June 2021) of

●  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 –

October 2019) at

●  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing

Director (2014 – 2018) of

●  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

●  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

●  DFA Australia Limited

●  Dimensional Fund Advisors Canada ULC

●  DFA Securities LLC

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors LP

●  Dimensional Fund Advisors Ltd.

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Holdings Inc.

●  Dimensional Hong Kong Limited

●  Dimensional Investment LLC

Vice President (since March 2021) of

●  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

●  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of

●  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

●  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

●  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

●  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

●  all the DFA Entities

Vice President (since 2020) of

●  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

●  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

●  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

●  all the DFA Entities (since 2015)

●  Dimensional Fund Advisors Ltd. (since 2015)

●  Dimensional ETF Trust (since 2020)

●  DFA Australia Limited (since 2020)

●  Dimensional Fund Advisors Canada ULC (since 2020)

●  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

●  DFAIDG, DIG, DFAITC and DEM (since 2017)

●  the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of ● all the DFA Entities (since 2010) ● Dimensional Cayman Commodity Fund I Ltd. (since 2010) ● Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investments LLC

●  DFA Securities LLC

Vice President (since April 2022) of

●  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

●  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

●  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

●  OppenheimerFunds, Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

●  DFAIDG, DIG, DFAITC and DEM (since 2017)

●  Dimensional ETF Trust (since 2020)

General Counsel of

●  all the DFA Entities (since 2001)

●  Dimensional Fund Advisors LP (since 2006)

●  Dimensional Holdings Inc. (since 2006)

●  Dimensional Investment LLC (since 2009)

●  DFA Canada LLC (since 2009)

●  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  DFA Securities LLC

●  Dimensional Investment LLC

Secretary of

●  Dimensional Fund Advisors LP (since 2006)

●  Dimensional Holdings Inc. (since 2006)

●  DFA Securities LLC (since 2006)

●  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

●  DFA Australia Limited

●  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

●  Dimensional Fund Advisors Canada ULC (since 2003)

●  DFA Canada LLC (since 2009)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Japan Ltd. (since 2012)

●  Dimensional Advisors Ltd (since 2014)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

●  Dimensional Hong Kong Limited Director of

●  Dimensional Australia Limited (since 2007)

●  Dimensional Funds plc (since 2002)

●  Dimensional Funds II plc (since 2006)

●  Director of Dimensional Japan Ltd. (since 2012)

●  Dimensional Advisors Ltd. (since 2012)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

●  Dimensional Hong Kong Limited (since 2012)

●  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

●  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

●  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

●  Dimensional Fund Advisors LP (1997 – 2017)

●  Dimensional Holdings Inc. (2006 – 2017)

●  DFA Securities LLC (1997 – 2017)

●  Dimensional Investment LLC (2009 – 2017) Formerly, Director (2002 – 2021) of

●  Dimensional Fund Advisors Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

●  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer

(since July 2020) of

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

●  DFA Australia Limited

●  Dimensional Fund Advisors Ltd.

●  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

●  the DFA Fund Complex

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

●  the DFA Fund Complex

Formerly, Director (2019-2021) of:

●  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

●  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

●  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC Vice President of

●  DFA Securities LLC (since 2010)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Fund Advisors Canada ULC (since 2016) Assistant Secretary

(since 2016) of

●  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

●  the DFA Fund Complex

Vice President (since 2016) of

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

●  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

●  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

●  the DFA Fund Complex

Vice President of

●  Dimensional Holdings Inc. (since 2016)

●  Dimensional Fund Advisors LP (since 2016)

●  Dimensional Investment LLC (since 2016)

●  DFA Securities LLC (since 2016)

●  Dimensional Fund Advisors Canada ULC (since 2020)

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the SA Funds. It is not authorized for distribution to prospective investors in the SA Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the SA Funds’ objectives and policies, experience of its management, and other information.

Item 1 (b)

Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc. *	500	$129,165
Boeing Co. (The) *	8,201	2,137,673
BWX Technologies, Inc.	2,913	223,514
Curtiss-Wright Corp.	801	178,455
General Dynamics Corp.	3,788	983,630
HEICO Corp.	574	102,671
HEICO Corp., Class A	625	89,025
Hexcel Corp.	778	57,378
Howmet Aerospace, Inc.	1,946	105,318
Huntington Ingalls Industries, Inc.	714	185,383
L3Harris Technologies, Inc.	2,257	475,369
Lockheed Martin Corp.	5,830	2,642,389
Northrop Grumman Corp.	1,704	797,711
Parsons Corp. *	540	33,863
RTX Corp.	14,657	1,233,240
Textron, Inc.	2,582	207,644
TransDigm Group, Inc.	844	853,790
Woodward, Inc.	1,021	138,989
		10,575,207
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	241,892
Expeditors International of Washington, Inc.	3,525	448,380
FedEx Corp.	4,796	1,213,244
GXO Logistics, Inc. *	1,934	118,283
United Parcel Service, Inc., Class B	14,911	2,344,457
		4,366,256
Automobile Components — 0.1%
Aptiv PLC *	2,924	262,341
Autoliv, Inc.	1,465	161,429
BorgWarner, Inc.	3,685	132,107
Gentex Corp.	4,249	138,772
Goodyear Tire & Rubber Co. (The) *	3,778	54,101
Lear Corp.	957	135,138
Phinia, Inc.	737	22,324
		906,212
Automobiles — 1.4%
Ford Motor Co.	30,242	368,650
General Motors Co.	9,249	332,224
Harley-Davidson, Inc.	974	35,882
Tesla, Inc. *	32,766	8,141,696
Thor Industries, Inc.	1,179	139,417
		9,017,869
Beverages — 1.8%
Boston Beer Co., Inc. (The), Class A *	197	68,081
Brown-Forman Corp., Class A	1,202	71,627
Brown-Forman Corp., Class B	5,458	311,652
Celsius Holdings, Inc. *	1,188	64,770
Coca-Cola Co. (The)	73,733	4,345,085
Coca-Cola Consolidated, Inc.	132	122,549
Constellation Brands, Inc., Class A	1,757	424,755
Keurig Dr Pepper, Inc.	3,375	112,455
Molson Coors Beverage Co., Class B	1,400	85,694
Monster Beverage Corp. *	8,929	514,400
National Beverage Corp. *	881	43,803
PepsiCo, Inc.	32,018	5,437,937
		11,602,808
Biotechnology — 2.4%
AbbVie, Inc.	37,978	5,885,451
Alkermes PLC *	1,447	40,140
Alnylam Pharmaceuticals, Inc. *	1,198	229,309
Amgen, Inc.	12,097	3,484,178
Biogen, Inc. *	2,404	622,083
BioMarin Pharmaceutical, Inc. *	1,169	112,715
CRISPR Therapeutics AG *@	655	41,003
Exact Sciences Corp. *	1,421	105,126
Exelixis, Inc. *	3,578	85,836
Gilead Sciences, Inc.	23,535	1,906,570
Halozyme Therapeutics, Inc. *	3,014	111,397
Incyte Corp. *	894	56,134
Moderna, Inc. *	1,128	112,180
Mural Oncology PLC *	144	852
Neurocrine Biosciences, Inc. *	608	80,110
Regeneron Pharmaceuticals, Inc. *	1,237	1,086,445
Sarepta Therapeutics, Inc. *	702	67,694
United Therapeutics Corp. *	835	183,608
Vertex Pharmaceuticals, Inc. *	2,966	1,206,836
		15,417,667
Broadline Retail — 3.4%
Amazon.com, Inc. *	143,078	21,739,271
Dillard’s, Inc., Class A @	100	40,365
eBay, Inc.	9,533	415,829
Etsy, Inc. *	2,334	189,171
Ollie’s Bargain Outlet Holdings, Inc. *	691	52,440
		22,437,076
Building Products — 0.7%
A.O. Smith Corp.	2,378	196,042
Advanced Drainage Systems, Inc.	200	28,128
Allegion PLC	2,744	347,637
Builders FirstSource, Inc. *	2,521	420,856
Carlisle Cos., Inc.	1,113	347,735
Carrier Global Corp.	15,513	891,222
Fortune Brands Innovations, Inc.	2,330	177,406
Johnson Controls International PLC	580	33,431
Lennox International, Inc.	763	341,458
Masco Corp.	4,275	286,339
Owens Corning	2,690	398,739
Trane Technologies PLC	3,350	817,065
Trex Co., Inc. *	2,724	225,520
UFP Industries, Inc.	812	101,947
		4,613,525
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	600	90,852
Ameriprise Financial, Inc.	2,269	861,834
Ares Management Corp., Class A	1,606	190,986
Bank of New York Mellon Corp. (The)	4,707	244,999
BlackRock, Inc.	1,265	1,026,927
Blackstone, Inc.	6,683	874,938
Carlyle Group, Inc. (The)	1,219	49,601
Cboe Global Markets, Inc.	1,317	235,164
Charles Schwab Corp. (The)	14,444	993,747
CME Group, Inc.	2,477	521,656
Coinbase Global, Inc., Class A *	739	128,527
Evercore, Inc., Class A	400	68,420
FactSet Research Systems, Inc.	757	361,127
Franklin Resources, Inc.	2,732	81,386
Goldman Sachs Group, Inc. (The)	2,257	870,683
Hamilton Lane, Inc., Class A	723	82,017
Houlihan Lokey, Inc.	916	109,838
Interactive Brokers Group, Inc., Class A	962	79,750
Intercontinental Exchange, Inc.	5,224	670,918
Invesco Ltd.	2,611	46,580
Janus Henderson Group PLC	1,850	55,778
Jefferies Financial Group, Inc.	1,620	65,464
KKR & Co., Inc.	5,286	437,945
LPL Financial Holdings, Inc.	2,186	497,577

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
MarketAxess Holdings, Inc.	800	$234,280
Moody’s Corp.	3,822	1,492,720
Morgan Stanley	13,418	1,251,228
Morningstar, Inc.	304	87,017
MSCI, Inc.	1,207	682,740
Nasdaq, Inc.	4,902	285,002
Northern Trust Corp.	2,231	188,252
Raymond James Financial, Inc.	2,352	262,248
Robinhood Markets, Inc., Class A *	1,886	24,028
S&P Global, Inc.	3,317	1,461,205
SEI Investments Co.	2,631	167,200
State Street Corp.	1,628	126,105
Stifel Financial Corp.	2,529	174,880
T Rowe Price Group, Inc.	3,972	427,745
Tradeweb Markets, Inc., Class A	683	62,071
		15,573,435
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,414	934,753
Albemarle Corp.	956	138,123
Ashland, Inc.	970	81,781
Axalta Coating Systems Ltd. *	1,604	54,488
Balchem Corp.	630	93,712
Cabot Corp.	991	82,749
Celanese Corp.	1,241	192,814
CF Industries Holdings, Inc.	2,192	174,264
Chemours Co. (The)	2,570	81,058
Corteva, Inc.	5,428	260,110
Dow, Inc.	6,683	366,496
DuPont de Nemours, Inc.	2,632	202,480
Eastman Chemical Co.	1,476	132,574
Ecolab, Inc.	3,437	681,729
Element Solutions, Inc.	4,600	106,444
FMC Corp.	1,937	122,128
HB Fuller Co.	339	27,598
Huntsman Corp.	4,223	106,124
International Flavors & Fragrances, Inc.	2,270	183,802
Linde PLC	4,857	1,994,818
LyondellBasell Industries NV, Class A	6,211	590,542
Mosaic Co. (The)	4,221	150,816
NewMarket Corp.	82	44,758
Olin Corp.	1,800	97,110
PPG Industries, Inc.	3,241	484,692
RPM International, Inc.	2,334	260,544
Sherwin Williams Co. (The)	5,612	1,750,383
Westlake Corp.	439	61,442
		9,458,332
Commercial Banks — 2.3%
Bank of America Corp.	66,036	2,223,432
Bank OZK	1,661	82,768
BOK Financial Corp.	300	25,695
Cadence Bank	3,669	108,566
Citigroup, Inc.	6,473	332,971
Citizens Financial Group, Inc.	454	15,046
Comerica, Inc.	1,832	102,244
Commerce Bancshares, Inc.	2,503	133,685
Cullen/Frost Bankers, Inc.	956	103,716
East West Bancorp, Inc.	2,039	146,706
Fifth Third Bancorp	7,840	270,402
First Citizens Bancshares, Inc., Class A	112	158,925
First Financial Bankshares, Inc.	3,094	93,748
First Horizon Corp.	7,194	101,867
FNB Corp.	5,930	81,656
Home BancShares, Inc.	1,840	46,607
Huntington Bancshares, Inc.	7,352	93,517
JPMorgan Chase & Co.	37,681	6,409,538
KeyCorp	7,104	102,298
M&T Bank Corp.	522	71,556
New York Community Bancorp, Inc.	6,032	61,707
Pinnacle Financial Partners, Inc.	1,009	88,005
PNC Financial Services Group, Inc. (The)	3,193	494,436
Popular, Inc.	1,880	154,292
Prosperity Bancshares, Inc.	1,026	69,491
Regions Financial Corp.	9,428	182,715
SouthState Corp.	400	33,780
Synovus Financial Corp.	1,811	68,184
Truist Financial Corp.	6,628	244,706
U.S. Bancorp	16,958	733,942
United Bankshares, Inc.	778	29,214
Valley National Bancorp	5,897	64,041
Wells Fargo & Co.	31,501	1,550,479
Western Alliance Bancorp	2,242	147,501
Wintrust Financial Corp.	600	55,650
Zions Bancorp NA	2,092	91,776
		14,774,862
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A *	549	46,918
Cintas Corp.	1,987	1,197,485
Clean Harbors, Inc. *	770	134,373
Copart, Inc. *	10,187	499,163
MSA Safety, Inc.	600	101,298
Republic Services, Inc.	4,657	767,986
Rollins, Inc.	4,629	202,148
Stericycle, Inc. *	1,544	76,521
Tetra Tech, Inc.	640	106,835
Veralto Corp.	2,108	173,404
Vestis Corp.	1,222	25,833
Waste Management, Inc.	9,583	1,716,315
		5,048,279
Communications Equipment — 0.8%
Arista Networks, Inc. *	2,688	633,051
Ciena Corp. *	2,569	115,631
Cisco Systems, Inc.	63,490	3,207,515
F5, Inc. *	769	137,635
Juniper Networks, Inc.	4,954	146,044
Motorola Solutions, Inc.	2,888	904,204
		5,144,080
Computers & Peripherals — 6.8%
Apple, Inc.	218,711	42,108,429
Dell Technologies, Inc., Class C	3,734	285,651
Hewlett Packard Enterprise Co.	9,599	162,991
HP, Inc.	17,328	521,399
NetApp, Inc.	4,285	377,765
Pure Storage, Inc., Class A *	2,027	72,283
Seagate Technology Holdings PLC	4,475	382,031
Super Micro Computer, Inc. *	218	61,969
Western Digital Corp. *	3,176	166,327
		44,138,845

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering — 0.2%
AECOM	1,355	$125,243
API Group Corp. *	1,855	64,183
Comfort Systems USA, Inc.	533	109,622
EMCOR Group, Inc.	745	160,495
Fluor Corp. *	831	32,550
MasTec, Inc. *	1,136	86,018
MDU Resources Group, Inc.	3,960	78,408
Quanta Services, Inc.	1,718	370,744
Valmont Industries, Inc.	200	46,702
WillScot Mobile Mini Holdings Corp. *	1,927	85,752
		1,159,717
Construction Materials — 0.1%
Eagle Materials, Inc.	626	126,978
Knife River Corp. *	990	65,518
Martin Marietta Materials, Inc.	664	331,277
Summit Materials, Inc., Class A *	1,335	51,344
Vulcan Materials Co.	1,521	345,282
		920,399
Consumer Finance — 0.6%
Ally Financial, Inc.	3,311	115,620
American Express Co.	12,072	2,261,569
Capital One Financial Corp.	4,875	639,210
Credit Acceptance Corp. *	133	70,853
Discover Financial Services	6,077	683,055
FirstCash Holdings, Inc.	1,032	111,859
OneMain Holdings, Inc.	677	33,308
Synchrony Financial	2,776	106,015
		4,021,489
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	714	16,422
BJ’s Wholesale Club Holdings, Inc. *	2,341	156,051
Casey’s General Stores, Inc.	774	212,649
Costco Wholesale Corp.	7,611	5,023,869
Dollar General Corp.	5,246	713,194
Dollar Tree, Inc. *	2,846	404,274
Kroger Co. (The)	17,571	803,170
Performance Food Group Co. *	1,336	92,384
Sprouts Farmers Market, Inc. *	1,478	71,107
Sysco Corp.	9,579	700,512
Target Corp.	11,134	1,585,704
U.S. Foods Holding Corp. *	1,600	72,656
Walgreens Boots Alliance, Inc.	3,596	93,892
Walmart, Inc.	25,166	3,967,420
		13,913,304
Containers & Packaging — 0.4%
Amcor PLC	13,861	133,620
AptarGroup, Inc.	1,483	183,329
Avery Dennison Corp.	2,232	451,221
Ball Corp.	5,664	325,793
Berry Global Group, Inc.	3,599	242,537
Crown Holdings, Inc.	3,205	295,148
Graphic Packaging Holding Co.	6,877	169,518
Greif, Inc., Class B	21	1,386
International Paper Co.	4,336	156,746
Packaging Corp. of America	1,552	252,836
Sealed Air Corp.	3,059	111,715
Silgan Holdings, Inc.	2,057	93,079
Sonoco Products Co.	1,933	107,997
Westrock Co.	2,401	99,690
		2,624,615
Distributors — 0.1%
Genuine Parts Co.	2,179	301,792
LKQ Corp.	4,303	205,640
Pool Corp.	772	307,804
		815,236
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	27,198
Bright Horizons Family Solutions, Inc. *	639	60,219
H&R Block, Inc.	2,885	139,547
Service Corp. International	2,981	204,050
		431,014
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	65,472	1,098,620
Iridium Communications, Inc.	2,721	111,997
Verizon Communications, Inc.	73,799	2,782,222
		3,992,839
Electric Utilities — 1.5%
Alliant Energy Corp.	4,621	237,057
American Electric Power Co., Inc.	8,417	683,629
Avangrid, Inc.	1,433	46,444
Constellation Energy Corp.	5,321	621,972
Duke Energy Corp.	13,107	1,271,903
Edison International	6,635	474,336
Entergy Corp.	2,869	290,314
Evergy, Inc.	3,652	190,634
Eversource Energy	5,876	362,667
Exelon Corp.	15,965	573,143
FirstEnergy Corp.	8,176	299,732
IDACORP, Inc.	647	63,613
NextEra Energy, Inc.	36,253	2,202,007
NRG Energy, Inc.	5,256	271,735
OGE Energy Corp.	3,314	115,758
PG&E Corp.	2,100	37,863
Pinnacle West Capital Corp.	1,978	142,100
Portland General Electric Co.	1,411	61,153
PPL Corp.	9,200	249,320
Southern Co. (The)	17,830	1,250,240
Xcel Energy, Inc.	9,222	570,934
		10,016,554
Electrical Equipment — 0.7%
Acuity Brands, Inc.	739	151,369
AMETEK, Inc.	2,732	450,480
Atkore, Inc. *	943	150,880
Eaton Corp. PLC	5,446	1,311,506
Emerson Electric Co.	6,519	634,494
EnerSys	564	56,941
Generac Holdings, Inc. *	967	124,975
Hubbell, Inc.	1,043	343,074
nVent Electric PLC	2,290	135,316
Regal Rexnord Corp.	1,234	182,657
Rockwell Automation, Inc.	2,270	704,790
Sensata Technologies Holding PLC	2,621	98,471
		4,344,953
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	9,205	912,492
Arrow Electronics, Inc. *	830	101,468
Avnet, Inc.	944	47,578
Badger Meter, Inc.	331	51,096
CDW Corp.	2,939	668,093
Cognex Corp.	1,711	71,417
Corning, Inc.	8,949	272,497
Fabrinet *	506	96,307
Flex Ltd. *	5,442	165,763

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Insight Enterprises, Inc. *	300	$53,157
IPG Photonics Corp. *	471	51,122
Jabil, Inc.	3,689	469,979
Keysight Technologies, Inc. *	3,226	513,224
Littelfuse, Inc.	380	101,673
Novanta, Inc. *	661	111,319
TD SYNNEX Corp.	836	89,962
TE Connectivity Ltd.	3,575	502,288
Teledyne Technologies, Inc. *	373	166,466
Trimble, Inc. *	2,830	150,556
Vontier Corp.	3,024	104,479
Zebra Technologies Corp., Class A *	767	209,644
		4,910,580
Energy Equipment & Services — 0.3%
Baker Hughes Co.	3,464	118,399
ChampionX Corp.	3,461	101,096
Halliburton Co.	12,219	441,717
Helmerich & Payne, Inc.	805	29,157
NOV, Inc.	4,002	81,161
Schlumberger NV	12,666	659,139
TechnipFMC PLC	4,963	99,955
Transocean Ltd. *	6,590	41,846
Weatherford International PLC *	977	95,580
		1,668,050
Entertainment — 0.8%
Atlanta Braves Holdings, Inc., Class C *	58	2,296
Electronic Arts, Inc.	2,838	388,267
Endeavor Group Holdings, Inc., Class A	1,972	46,796
Liberty Media Corp.-Liberty Formula One, Class A *	315	18,264
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	108,773
Liberty Media Corp.-Liberty Live, Class A *	328	11,988
Liberty Media Corp.-Liberty Live, Class C *	367	13,722
Live Nation Entertainment, Inc. *	2,466	230,818
Madison Square Garden Sports Corp. *	279	50,731
Netflix, Inc. *	4,747	2,311,219
ROBLOX Corp., Class A *	2,017	92,217
Spotify Technology SA *	572	107,484
Take-Two Interactive Software, Inc. *	2,052	330,269
TKO Group Holdings, Inc.	628	51,232
Walt Disney Co. (The)	17,551	1,584,680
Warner Bros Discovery, Inc. *	12,527	142,557
Warner Music Group Corp., Class A	1,467	52,504
		5,543,817
Financial Services — 4.1%
Apollo Global Management, Inc.	5,734	534,352
Berkshire Hathaway, Inc., Class B *	15,784	5,629,521
Block, Inc. *	2,826	218,591
Equitable Holdings, Inc.	7,584	252,547
Essent Group Ltd.	700	36,918
Euronet Worldwide, Inc. *	911	92,457
Fidelity National Information Services, Inc.	5,983	359,399
Fiserv, Inc. *	5,324	707,240
FleetCor Technologies, Inc. *	1,396	394,524
Global Payments, Inc.	3,102	393,954
Jack Henry & Associates, Inc.	1,300	212,433
MasterCard, Inc., Class A	19,164	8,173,638
MGIC Investment Corp.	4,400	84,876
PayPal Holdings, Inc. *	12,255	752,580
Rocket Cos, Inc., Class A *	3,544	51,317
Shift4 Payments, Inc., Class A *@	780	57,985
TFS Financial Corp.	134	1,969
Toast, Inc., Class A *@	2,632	48,060
Visa, Inc., Class A	32,889	8,562,651
Voya Financial, Inc.	1,519	110,826
Western Union Co. (The)	6,874	81,938
WEX, Inc. *	663	128,987
		26,886,763
Food Products — 0.8%
Archer-Daniels-Midland Co.	4,142	299,135
Bunge Global SA	1,401	141,431
Campbell Soup Co.	4,243	183,425
Conagra Brands, Inc.	3,575	102,459
Darling Ingredients, Inc. *	3,101	154,554
Flowers Foods, Inc.	3,652	82,207
General Mills, Inc.	8,511	554,407
Hershey Co. (The)	2,946	549,252
Hormel Foods Corp.	4,014	128,890
Ingredion, Inc.	1,387	150,531
J.M. Smucker Co. (The)	1,268	160,250
Kellanova	5,208	291,179
Kraft Heinz Co. (The)	5,057	187,008
Lamb Weston Holdings, Inc.	4,300	464,787
Lancaster Colony Corp.	261	43,428
McCormick & Co., Inc.	3,138	214,702
Mondelez International, Inc., Class A	11,759	851,704
Pilgrim’s Pride Corp. *	1,700	47,022
Post Holdings, Inc. *	1,501	132,178
Tyson Foods, Inc., Class A	3,429	184,309
WK Kellogg Co.	1,302	17,108
		4,939,966
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	273,524
National Fuel Gas Co.	1,600	80,272
New Jersey Resources Corp.	954	42,529
Southwest Gas Holdings, Inc.	1,343	85,079
UGI Corp.	2,799	68,856
		550,260
Ground Transportation — 1.3%
Avis Budget Group, Inc.	526	93,239
CSX Corp.	38,001	1,317,495
JB Hunt Transport Services, Inc.	1,293	258,264
Knight-Swift Transportation Holdings, Inc.	2,249	129,655
Landstar System, Inc.	564	109,218
Norfolk Southern Corp.	4,052	957,812
Old Dominion Freight Line, Inc.	1,873	759,183
Saia, Inc. *	200	87,644
Schneider National, Inc., Class B	1,939	49,347
U-Haul Holding Co. *@	152	10,914
U-Haul Holding Co.	1,368	96,362
Uber Technologies, Inc. *	9,836	605,602
Union Pacific Corp.	15,597	3,830,935
XPO, Inc. *	1,934	169,399
		8,475,069

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	19,151	$2,107,951
Align Technology, Inc. *	581	159,194
Baxter International, Inc.	6,069	234,628
Becton Dickinson & Co.	2,001	487,904
Boston Scientific Corp. *	10,979	634,696
Cooper Cos., Inc. (The)	392	148,348
DENTSPLY SIRONA, Inc.	1,213	43,171
DexCom, Inc. *	3,789	470,177
Edwards Lifesciences Corp. *	6,940	529,175
Envista Holdings Corp. *	2,222	53,461
GE HealthCare Technologies, Inc.	909	70,284
Globus Medical, Inc., Class A *	1,500	79,935
Haemonetics Corp. *	657	56,180
Hologic, Inc. *	3,073	219,566
IDEXX Laboratories, Inc. *	1,917	1,064,031
Insulet Corp. *	740	160,565
Intuitive Surgical, Inc. *	1,973	665,611
Masimo Corp. *	608	71,264
Medtronic PLC	9,595	790,436
Merit Medical Systems, Inc. *	769	58,413
Penumbra, Inc. *	389	97,849
ResMed, Inc.	1,763	303,271
STERIS PLC	889	195,447
Stryker Corp.	4,068	1,218,203
Teleflex, Inc.	364	90,760
Zimmer Biomet Holdings, Inc.	1,186	144,336
		10,154,856
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	1,169	90,901
agilon health, Inc. *@	1,131	14,194
Cardinal Health, Inc.	3,943	397,454
Cencora, Inc.	2,652	544,668
Centene Corp. *	4,920	365,113
Chemed Corp.	339	198,230
Cigna Group (The)	4,565	1,366,989
Contra Abiomed, Inc. CVR *§	350	2,049
CVS Health Corp.	13,129	1,036,666
DaVita, Inc. *	1,735	181,759
Elevance Health, Inc.	3,054	1,440,144
Encompass Health Corp.	2,141	142,848
Ensign Group, Inc. (The)	687	77,088
HCA Healthcare, Inc.	3,366	911,109
HealthEquity, Inc. *	331	21,945
Henry Schein, Inc. *	2,345	177,540
Humana, Inc.	1,447	662,451
Laboratory Corp. of America Holdings	1,510	343,208
McKesson Corp.	2,127	984,758
Molina Healthcare, Inc. *	1,058	382,266
Option Care Health, Inc. *	1,563	52,658
Quest Diagnostics, Inc.	1,331	183,518
Tenet Healthcare Corp. *	1,281	96,805
UnitedHealth Group, Inc.	14,112	7,429,545
Universal Health Services, Inc., Class B	1,322	201,526
		17,305,432
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A *	1,334	256,822
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	2,785	379,150
Aramark	2,445	68,704
Booking Holdings, Inc. *	533	1,890,668
Boyd Gaming Corp.	1,142	71,501
Caesars Entertainment, Inc. *	2,407	112,840
Chipotle Mexican Grill, Inc. *	423	967,384
Choice Hotels International, Inc.	777	88,034
Churchill Downs, Inc.	1,048	141,407
Darden Restaurants, Inc.	2,002	328,929
Domino’s Pizza, Inc.	554	228,375
DraftKings, Inc., Class A *	2,512	88,548
Expedia Group, Inc. *	2,025	307,375
Hilton Grand Vacations, Inc. *	500	20,090
Hilton Worldwide Holdings, Inc.	3,388	616,921
Hyatt Hotels Corp., Class A @	300	39,123
Las Vegas Sands Corp.	3,185	156,734
Marriott International, Inc., Class A	5,509	1,242,335
McDonald’s Corp.	11,067	3,281,476
MGM Resorts International *	3,426	153,074
Planet Fitness, Inc., Class A *	1,127	82,271
Royal Caribbean Cruises Ltd. *	2,550	330,199
Starbucks Corp.	17,487	1,678,927
Texas Roadhouse, Inc.	1,257	153,643
Vail Resorts, Inc.	666	142,171
Wendy’s Co. (The)	5,687	110,783
Wingstop, Inc.	324	83,132
Wyndham Hotels & Resorts, Inc.	1,765	141,924
Wynn Resorts Ltd.	738	67,239
Yum! Brands, Inc.	4,919	642,716
		13,615,673
Household Durables — 0.5%
DR Horton, Inc.	5,527	839,993
Garmin Ltd.	1,837	236,128
Lennar Corp., B Shares @	72	9,652
Lennar Corp., Class A	3,122	465,303
Mohawk Industries, Inc. *	600	62,100
NVR, Inc. *	62	434,028
PulteGroup, Inc.	4,404	454,581
Taylor Morrison Home Corp. *	1,243	66,314
Tempur Sealy International, Inc.	3,440	175,337
Toll Brothers, Inc.	1,650	169,603
TopBuild Corp. *	500	187,130
Whirlpool Corp.	1,555	189,352
		3,289,521
Household Products — 1.3%
Church & Dwight Co., Inc.	1,955	184,865
Clorox Co. (The)	2,311	329,525
Colgate-Palmolive Co.	12,032	959,071
Kimberly-Clark Corp.	4,641	563,928
Procter & Gamble Co. (The)	45,612	6,683,982
Reynolds Consumer Products, Inc.	878	23,566
		8,744,937
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	211,750
Clearway Energy, Inc., Class C	2,400	65,832
Ormat Technologies, Inc.	741	56,160
Vistra Corp.	3,161	121,762
		455,504
Industrial Conglomerates — 0.7%
3M Co.	13,151	1,437,667
General Electric Co.	2,729	348,302
Honeywell International, Inc.	12,502	2,621,795
		4,407,764
Insurance — 1.9%
Aflac, Inc.	7,013	578,572
Allstate Corp. (The)	2,506	350,790
American Financial Group, Inc.	747	88,811
American International Group, Inc.	11,045	748,299
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Aon PLC, Class A	4,134	$1,203,077
Arch Capital Group Ltd. *	3,373	250,513
Arthur J Gallagher & Co.	2,175	489,114
Assurant, Inc.	793	133,613
Axis Capital Holdings Ltd.	1,300	71,981
Brown & Brown, Inc.	4,399	312,813
Chubb Ltd.	3,276	740,376
Cincinnati Financial Corp.	1,150	118,979
CNA Financial Corp.	943	39,898
Enstar Group Ltd. *	300	88,305
Erie Indemnity Co., Class A	506	169,469
Everest Group Ltd.	191	67,534
F&G Annuities & Life, Inc. @	306	14,076
Fidelity National Financial, Inc.	4,510	230,100
First American Financial Corp.	2,024	130,427
Globe Life, Inc.	1,141	138,883
Hanover Insurance Group, Inc. (The)	696	84,508
Hartford Financial Services Group, Inc. (The)	4,796	385,502
Kinsale Capital Group, Inc.	257	86,072
Lincoln National Corp.	2,031	54,776
Loews Corp.	1,471	102,367
Markel Group, Inc. *	100	141,990
Marsh & McLennan Cos., Inc.	9,000	1,705,230
MetLife, Inc.	4,850	320,730
Old Republic International Corp.	2,863	84,172
Primerica, Inc.	919	189,093
Principal Financial Group, Inc.	2,619	206,037
Progressive Corp. (The)	6,652	1,059,531
Prudential Financial, Inc.	3,077	319,116
Reinsurance Group of America, Inc.	777	125,703
RenaissanceRe Holdings Ltd.	783	153,468
RLI Corp.	700	93,184
Selective Insurance Group, Inc.	829	82,469
Travelers Companies, Inc. (The)	5,151	981,214
Unum Group	1,700	76,874
W R Berkley Corp.	2,439	172,486
White Mountains Insurance Group Ltd.	33	49,665
Willis Towers Watson PLC	1,050	253,260
		12,693,077
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A *	86,420	12,072,010
Alphabet, Inc., Class C *	87,329	12,307,276
Match Group, Inc. *	3,467	126,546
Meta Platforms, Inc., Class A *	40,998	14,511,652
Pinterest, Inc., Class A *	810	30,002
Snap, Inc., Class A *	3,870	65,519
ZoomInfo Technologies, Inc. *	878	16,234
		39,129,239
IT Services — 1.7%
Accenture PLC, Class A	12,877	4,518,668
Akamai Technologies, Inc. *	2,286	270,548
Amdocs Ltd.	2,260	198,631
Cloudflare, Inc., Class A *	1,142	95,083
Cognizant Technology Solutions Corp., Class A	5,973	451,141
DXC Technology Co. *	2,810	64,265
EPAM Systems, Inc. *	781	232,223
Gartner, Inc. *	1,713	772,751
Globant SA *	394	93,764
GoDaddy, Inc., Class A *	2,137	226,864
International Business Machines Corp.	20,148	3,295,205
MongoDB, Inc. *	284	116,113
Okta, Inc. *	1,243	112,529
Snowflake, Inc., Class A *	1,051	209,149
Twilio, Inc., Class A *	1,065	80,802
VeriSign, Inc. *	1,468	302,349
		11,040,085
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	175,117
Hasbro, Inc.	2,087	106,562
Mattel, Inc. *	6,862	129,555
Polaris, Inc.	1,034	97,992
YETI Holdings, Inc. *	1,220	63,172
		572,398
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,928	546,110
Avantor, Inc. *	4,257	97,187
Bio-Rad Laboratories, Inc., Class A *	223	72,004
Bio-Techne Corp.	1,892	145,987
Bruker Corp.	2,044	150,193
Charles River Laboratories International, Inc. *	640	151,296
Danaher Corp.	6,325	1,463,226
Fortrea Holdings, Inc. *	1,510	52,699
Illumina, Inc. *	1,577	219,582
IQVIA Holdings, Inc. *	2,790	645,550
Medpace Holdings, Inc. *	500	153,265
Mettler-Toledo International, Inc. *	519	629,526
Repligen Corp. *	355	63,829
Revvity, Inc.	1,223	133,686
Thermo Fisher Scientific, Inc.	4,458	2,366,262
Waters Corp. *	1,391	457,959
West Pharmaceutical Services, Inc.	875	308,105
		7,656,466
Machinery — 2.3%
AGCO Corp.	1,297	157,469
Allison Transmission Holdings, Inc.	1,376	80,014
Caterpillar, Inc.	11,832	3,498,367
Crane Co.	1,115	131,726
Cummins, Inc.	2,239	536,397
Deere & Co.	5,503	2,200,485
Donaldson Co., Inc.	2,651	173,243
Dover Corp.	2,615	402,213
Esab Corp.	564	48,854
Federal Signal Corp.	808	62,006
Flowserve Corp.	1,775	73,166
Fortive Corp.	3,548	261,239
Franklin Electric Co., Inc.	300	28,995
Graco, Inc.	2,998	260,106
IDEX Corp.	1,004	217,978
Illinois Tool Works, Inc.	6,946	1,819,435
Ingersoll Rand, Inc.	3,972	307,194
ITT, Inc.	1,721	205,350
Lincoln Electric Holdings, Inc.	1,135	246,817
Middleby Corp. (The) *	1,043	153,498
Mueller Industries, Inc.	776	36,588

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Nordson Corp.	673	$177,780
Oshkosh Corp.	1,700	184,297
Otis Worldwide Corp.	5,642	504,790
PACCAR, Inc.	8,490	829,049
Parker-Hannifin Corp.	2,279	1,049,935
Pentair PLC	1,393	101,285
RBC Bearings, Inc. *	421	119,939
Snap-on, Inc.	954	275,553
Stanley Black & Decker, Inc.	1,936	189,922
Timken Co., (The)	1,513	121,267
Toro Co. (The)	2,053	197,067
Watts Water Technologies, Inc., Class A	400	83,336
Westinghouse Air Brake Technologies Corp.	1,144	145,174
Xylem, Inc.	2,968	339,421
		15,219,955
Marine Transportation — 0.0%
Kirby Corp. *	322	25,271
Media — 0.8%
Charter Communications, Inc., Class A *	2,672	1,038,553
Comcast Corp., Class A	59,894	2,626,352
Fox Corp. Class A	3,686	109,364
Fox Corp. Class B	661	18,277
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	197,831
Liberty Broadband Corp., Class A *	39	3,145
Liberty Broadband Corp., Class C *	1,043	84,055
New York Times Co. (The), Class A	1,641	80,393
News Corp., Class A	3,913	96,064
News Corp., Class B	1,525	39,223
Nexstar Media Group, Inc.	900	141,075
Omnicom Group, Inc.	4,831	417,930
Paramount Global, Class A	616	12,110
Paramount Global, Class B	1,143	16,905
Sirius XM Holdings, Inc. @	12,754	69,764
Trade Desk, Inc. (The), Class A *	4,830	347,567
		5,298,608
Metals & Mining — 0.5%
Alcoa Corp.	2,296	78,064
ATI, Inc. *	1,233	56,064
Cleveland-Cliffs, Inc. *	6,698	136,773
Commercial Metals Co.	2,430	121,597
Freeport-McMoRan, Inc.	16,128	686,569
Newmont Corp.	6,322	261,668
Nucor Corp.	5,263	915,972
Reliance Steel & Aluminum Co.	1,039	290,588
Royal Gold, Inc.	1,115	134,870
Southern Copper Corp.	1,769	152,258
Steel Dynamics, Inc.	2,409	284,503
U.S. Steel Corp.	2,198	106,933
		3,225,859
Multi-Utilities — 0.6%
Ameren Corp.	3,328	240,748
CenterPoint Energy, Inc.	6,700	191,419
CMS Energy Corp.	5,199	301,906
Consolidated Edison, Inc.	5,063	460,581
Dominion Energy, Inc.	13,388	629,236
DTE Energy Co.	3,247	358,014
NiSource, Inc.	5,791	153,751
Public Service Enterprise Group, Inc.	8,415	514,577
Sempra	9,472	707,843
WEC Energy Group, Inc.	4,990	420,008
		3,978,083
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	3,600	45,108
Antero Resources Corp. *	3,300	74,844
APA Corp.	5,617	201,538
Cheniere Energy, Inc.	4,227	721,591
Chesapeake Energy Corp. @	1,889	145,340
Chevron Corp.	20,640	3,078,662
Civitas Resources, Inc.	478	32,686
ConocoPhillips	20,640	2,395,685
Coterra Energy, Inc.	12,762	325,686
Devon Energy Corp.	12,088	547,586
Diamondback Energy, Inc.	2,409	373,588
DT Midstream, Inc.	1,623	88,940
EnLink Midstream LLC *	3,400	41,344
EOG Resources, Inc.	9,574	1,157,975
EQT Corp.	3,800	146,908
Exxon Mobil Corp.	58,738	5,872,625
Hess Corp.	4,540	654,486
HF Sinclair Corp.	2,161	120,087
Kinder Morgan, Inc.	8,265	145,795
Magnolia Oil & Gas Corp., Class A	1,900	40,451
Marathon Oil Corp.	8,798	212,560
Marathon Petroleum Corp.	7,373	1,093,858
Matador Resources Co.	1,362	77,443
Murphy Oil Corp.	1,330	56,738
New Fortress Energy, Inc. @	1,001	37,768
Occidental Petroleum Corp.	15,526	927,057
ONEOK, Inc.	6,698	470,334
Ovintiv, Inc.	3,582	157,321
PBF Energy, Inc., Class A	1,038	45,630
Phillips 66	3,291	438,164
Pioneer Natural Resources Co.	3,510	789,329
Range Resources Corp.	3,129	95,247
Southwestern Energy Co. *	16,772	109,857
Targa Resources Corp.	1,997	173,479
Texas Pacific Land Corp.	58	91,202
Valero Energy Corp.	6,425	835,250
Vitesse Energy, Inc.	190	4,159
Williams Cos., Inc. (The)	13,491	469,892
		22,296,213
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	72,247
Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	2,503	97,792
American Airlines Group, Inc. *	10,481	144,009
Delta Air Lines, Inc.	4,487	180,512
Southwest Airlines Co.	5,800	167,504
United Airlines Holdings, Inc. *	2,884	118,994
		708,811
Personal Products — 0.3%
BellRing Brands, Inc. *	2,728	151,213
Coty, Inc., Class A *	2,516	31,249
e.l.f. Beauty, Inc. *	574	82,851
Estee Lauder Companies, Inc. (The), Class A	4,869	712,091
Kenvue, Inc.	57,104	1,229,449
		2,206,853
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	35,866	1,840,285
Catalent, Inc. *	2,337	105,001
Elanco Animal Health, Inc. *	4,517	67,303

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Eli Lilly & Co.	19,445	$11,334,879
Jazz Pharmaceuticals PLC *	1,092	134,316
Johnson & Johnson	37,932	5,945,462
Merck & Co., Inc.	40,422	4,406,807
Perrigo Co. PLC	1,790	57,602
Pfizer, Inc.	76,849	2,212,483
Royalty Pharma PLC, Class A	2,744	77,079
Viatris, Inc.	10,369	112,296
Zoetis, Inc.	11,289	2,228,110
		28,521,623
Professional Services — 1.2%
Alight, Inc., Class A *	4,692	40,023
Automatic Data Processing, Inc.	9,817	2,287,067
Booz Allen Hamilton Holding Corp.	3,549	453,953
Broadridge Financial Solutions, Inc.	2,485	511,289
CACI International, Inc., Class A *	457	148,004
Ceridian HCM Holding, Inc. *	995	66,784
Clarivate PLC *@	1,732	16,038
Concentrix Corp.	1,048	102,924
Dun & Bradstreet Holdings, Inc.	2,459	28,770
Equifax, Inc.	1,711	423,113
ExlService Holdings, Inc. *	1,320	40,722
Exponent, Inc.	799	70,344
FTI Consulting, Inc. *	662	131,837
Genpact Ltd.	2,839	98,542
Insperity, Inc.	451	52,866
Jacobs Solutions, Inc.	195	25,311
KBR, Inc.	2,555	141,573
Leidos Holdings, Inc.	1,580	171,019
ManpowerGroup, Inc.	1,325	105,298
Maximus, Inc.	1,426	119,584
Paychex, Inc.	5,938	707,275
Paycom Software, Inc.	888	183,567
Paylocity Holding Corp. *	668	110,120
Robert Half, Inc.	2,642	232,285
Science Applications International Corp.	1,254	155,897
SS&C Technologies Holdings, Inc.	3,246	198,363
TransUnion	2,647	181,875
TriNet Group, Inc. *	421	50,070
Verisk Analytics, Inc.	3,116	744,288
		7,598,801
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	5,492	511,250
CoStar Group, Inc. *	2,890	252,557
Howard Hughes Holdings, Inc. *	424	36,273
Jones Lang LaSalle, Inc. *	861	162,617
Zillow Group, Inc., Class A *@	436	24,730
Zillow Group, Inc., Class C *	1,159	67,060
		1,054,487
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc. *	15,685	2,312,126
Allegro MicroSystems, Inc. *	1,167	35,325
Amkor Technology, Inc.	2,141	71,231
Analog Devices, Inc.	4,750	943,160
Applied Materials, Inc.	18,581	3,011,423
Axcelis Technologies, Inc. *	381	49,412
Broadcom, Inc.	8,421	9,399,941
Cirrus Logic, Inc. *	1,237	102,906
Enphase Energy, Inc. *	1,883	248,820
Entegris, Inc.	1,797	215,317
First Solar, Inc. *	1,023	176,242
Intel Corp.	40,658	2,043,064
KLA Corp.	3,591	2,087,448
Lam Research Corp.	2,514	1,969,116
Lattice Semiconductor Corp. *	1,742	120,181
MACOM Technology Solutions Holdings, Inc. *	878	81,610
Marvell Technology, Inc.	6,428	387,673
Microchip Technology, Inc.	8,612	776,630
Micron Technology, Inc.	8,705	742,885
Monolithic Power Systems, Inc.	581	366,483
NVIDIA Corp.	33,925	16,800,338
NXP Semiconductors NV	2,249	516,550
ON Semiconductor Corp. *	6,691	558,899
Onto Innovation, Inc. *	307	46,940
Power Integrations, Inc.	846	69,465
Qorvo, Inc. *	1,637	184,343
QUALCOMM, Inc.	25,043	3,621,969
Skyworks Solutions, Inc.	3,028	340,408
SolarEdge Technologies, Inc. *@	455	42,588
Teradyne, Inc.	2,728	296,043
Texas Instruments, Inc.	19,702	3,358,403
Universal Display Corp.	786	150,330
Wolfspeed, Inc. *@	857	37,288
		51,164,557
Software — 8.3%
Adobe, Inc. *	8,683	5,180,278
Aspen Technology, Inc. *	364	80,134
Atlassian Corp. Ltd., Class A *	1,245	296,136
Autodesk, Inc. *	2,329	567,065
Bentley Systems, Inc., Class B	2,343	122,258
Bill Holdings, Inc. *	791	64,538
Blackbaud, Inc. *	638	55,315
Box, Inc., Class A *	2,773	71,016
Cadence Design Systems, Inc. *	4,186	1,140,141
Crowdstrike Holdings, Inc., Class A *	825	210,639
Datadog, Inc., Class A *	1,407	170,782
DocuSign, Inc. *	1,359	80,792
Dolby Laboratories, Inc., Class A	938	80,837
DoubleVerify Holdings, Inc. *	540	19,861
Dropbox, Inc., Class A *	5,131	151,262
Dynatrace, Inc. *	1,205	65,901
Fair Isaac Corp. *	393	457,456
Fortinet, Inc. *	13,129	768,440
Gen Digital, Inc.	5,861	133,748
Guidewire Software, Inc. *	488	53,211
HubSpot, Inc. *	406	235,699
Intuit, Inc.	3,230	2,018,847
Manhattan Associates, Inc. *	2,113	454,971
Microsoft Corp.	84,739	31,865,253
Oracle Corp.	26,244	2,766,905
Palantir Technologies, Inc., Class A *	13,943	239,401
Palo Alto Networks, Inc. *	3,011	887,884
Procore Technologies, Inc. *	362	25,058
PTC, Inc. *	1,031	180,384
Qualys, Inc. *	503	98,729
Roper Technologies, Inc.	842	459,033

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Salesforce, Inc. *	7,199	$1,894,345
SentinelOne, Inc., Class A *	2,184	59,929
ServiceNow, Inc. *	1,610	1,137,449
Splunk, Inc. *	1,045	159,206
SPS Commerce, Inc. *	393	76,179
Synopsys, Inc. *	1,737	894,399
Teradata Corp. *	1,256	54,648
Tyler Technologies, Inc. *	424	177,283
Workday, Inc., Class A *	981	270,815
Zoom Video Communications, Inc., Class A *	832	59,829
Zscaler, Inc. *	705	156,200
		53,942,256
Specialty Retail — 2.6%
AutoNation, Inc. *	961	144,323
AutoZone, Inc. *	267	690,358
Bath & Body Works, Inc.	2,883	124,430
Best Buy Co., Inc.	6,478	507,098
Burlington Stores, Inc. *	571	111,048
CarMax, Inc. *	1,900	145,806
Chewy, Inc., Class A *	1,146	27,080
Dick’s Sporting Goods, Inc.	1,695	249,080
Five Below, Inc. *	1,000	213,160
Floor & Decor Holdings, Inc., Class A *	701	78,204
GameStop Corp., Class A *	1,519	26,628
Group 1 Automotive, Inc.	214	65,214
Home Depot, Inc. (The)	18,311	6,345,677
Lithia Motors, Inc.	199	65,527
Lowe’s Cos., Inc.	8,775	1,952,876
Murphy USA, Inc.	483	172,219
O’Reilly Automotive, Inc. *	903	857,922
Penske Automotive Group, Inc.	470	75,440
RH *	330	96,188
Ross Stores, Inc.	6,470	895,383
TJX Cos., Inc. (The)	26,082	2,446,753
Tractor Supply Co.	2,475	532,199
Ulta Beauty, Inc. *	984	482,150
Valvoline, Inc. *	3,289	123,601
Williams-Sonoma, Inc.	2,178	439,477
		16,867,841
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	1,085	54,511
Columbia Sportswear Co.	858	68,245
Crocs, Inc. *	1,415	132,175
Deckers Outdoor Corp. *	473	316,167
Levi Strauss & Co., Class A	2,933	48,512
Lululemon Athletica, Inc. *	2,254	1,152,448
NIKE, Inc., Class B	19,778	2,147,298
PVH Corp.	760	92,811
Ralph Lauren Corp.	970	139,874
Skechers U.S.A., Inc., Class A *	1,800	112,212
Tapestry, Inc.	5,352	197,007
VF Corp.	5,509	103,569
		4,564,829
Tobacco — 0.5%
Altria Group, Inc.	27,551	1,111,407
Philip Morris International, Inc.	21,397	2,013,030
		3,124,437
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,296	54,354
Applied Industrial Technologies, Inc.	374	64,586
Beacon Roofing Supply, Inc. *	1,400	121,828
Core & Main, Inc., Class A *	1,729	69,869
Fastenal Co.	12,697	822,385
Ferguson PLC	332	64,099
GATX Corp.	410	49,290
MSC Industrial Direct Co., Inc., Class A	1,100	111,386
SiteOne Landscape Supply, Inc. *	654	106,275
United Rentals, Inc.	2,064	1,183,539
Watsco, Inc.	474	203,095
WESCO International, Inc.	596	103,633
WW Grainger, Inc.	1,063	880,897
		3,835,236
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	458,665
Essential Utilities, Inc.	3,662	136,776
		595,441
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,733	1,400,162
TOTAL COMMON STOCKS (Identified Cost $125,491,704)		623,312,422
MUTUAL FUNDS — 4.0%
Others — 4.0%
DFA U.S. Micro Cap Portfolio	996,416	26,185,802
TOTAL MUTUAL FUNDS (Identified Cost $11,701,377)		26,185,802
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 5.070%	1,794,923	1,794,923
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	114,936	114,936
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,909,859)		1,909,859
Total Investments — 100.1% (Identified Cost $139,102,940)		651,408,083
Liabilities in excess of Cash and Other Assets — (0.1%)		(921,371)
Net Assets — 100.0%		$650,486,712

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $657,584.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
General Dynamics Corp.	7,826	$2,032,178
Howmet Aerospace, Inc.	12,551	679,260
L3Harris Technologies, Inc.	6,055	1,275,304
Northrop Grumman Corp.	2,915	1,364,628
RTX Corp.	36,091	3,036,697
Textron, Inc.	26,765	2,152,441
		10,540,508
Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	4,292,395
Automobile Components — 0.4%
Aptiv PLC *	10,701	960,094
BorgWarner, Inc.	24,241	869,040
Gentex Corp.	863	28,185
Lear Corp.	4,071	574,866
		2,432,185
Automobiles — 1.0%
Ford Motor Co.	150,516	1,834,790
General Motors Co.	98,964	3,554,787
		5,389,577
Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,368,305
Keurig Dr Pepper, Inc.	2,705	90,131
Molson Coors Beverage Co., Class B	10,592	648,336
		2,106,772
Biotechnology — 1.9%
Biogen, Inc. *	9,693	2,508,257
Gilead Sciences, Inc.	45,490	3,685,145
Moderna, Inc. *	8,724	867,602
Regeneron Pharmaceuticals, Inc. *	3,232	2,838,633
United Therapeutics Corp. *	683	150,185
		10,049,822
Broadline Retail — 0.2%
eBay, Inc.	20,328	886,707
Building Products — 1.1%
Builders FirstSource, Inc. *	7,125	1,189,447
Carlisle Cos., Inc.	304	94,979
Carrier Global Corp.	571	32,804
Fortune Brands Innovations, Inc.	11,027	839,596
Johnson Controls International PLC	34,370	1,981,087
Owens Corning	12,209	1,809,740
		5,947,653
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	52,444	2,729,710
Franklin Resources, Inc.	5,210	155,206
Goldman Sachs Group, Inc. (The)	18,498	7,135,973
Jefferies Financial Group, Inc.	6,993	282,587
Morgan Stanley	58,923	5,494,570
Northern Trust Corp.	938	79,148
Raymond James Financial, Inc.	4,361	486,251
State Street Corp.	10,112	783,276
T Rowe Price Group, Inc.	1,285	138,382
		17,285,103
Chemicals — 4.0%
Air Products & Chemicals, Inc.	5,579	1,527,530
Albemarle Corp.	4,214	608,839
Celanese Corp.	4,202	652,865
CF Industries Holdings, Inc.	11,835	940,882
Corteva, Inc.	18,513	887,143
Dow, Inc.	51,700	2,835,228
DuPont de Nemours, Inc.	13,259	1,020,015
Eastman Chemical Co.	17,799	1,598,706
International Flavors & Fragrances, Inc.	9,315	754,236
Linde PLC	14,100	5,791,011
LyondellBasell Industries NV, Class A	21,390	2,033,761
Mosaic Co. (The)	12,646	451,842
PPG Industries, Inc.	8,879	1,327,854
Westlake Corp.	7,968	1,115,201
		21,545,113
Commercial Banks — 10.3%
Bank of America Corp.	196,564	6,618,310
Citigroup, Inc.	79,030	4,065,303
Citizens Financial Group, Inc.	18,613	616,835
East West Bancorp, Inc.	2,390	171,961
Fifth Third Bancorp	70,601	2,435,028
First Citizens Bancshares, Inc., Class A	153	217,102
Huntington Bancshares, Inc.	72,900	927,288
JPMorgan Chase & Co.	142,484	24,236,528
KeyCorp	33,936	488,678
M&T Bank Corp.	3,759	515,284
PNC Financial Services Group, Inc. (The)	11,566	1,790,995
Regions Financial Corp.	119,937	2,324,379
Truist Financial Corp.	64,730	2,389,832
U.S. Bancorp	40,031	1,732,542
Wells Fargo & Co.	126,013	6,202,360
Zions Bancorp NA	20,193	885,867
		55,618,292
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	2,415	398,258
Veralto Corp.	6,377	524,572
		922,830
Communications Equipment — 0.5%
Cisco Systems, Inc.	39,111	1,975,888
Juniper Networks, Inc.	19,365	570,880
		2,546,768
Computers & Peripherals — 1.1%
Dell Technologies, Inc., Class C	861	65,867
Hewlett Packard Enterprise Co.	141,847	2,408,562
HP, Inc.	87,556	2,634,560
Western Digital Corp. *	15,020	786,597
		5,895,586
Construction & Engineering — 0.2%
AECOM	6,723	621,407
Quanta Services, Inc.	1,055	227,669
		849,076
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	4,136	2,063,492
Vulcan Materials Co.	8,594	1,950,924
		4,014,416
Consumer Finance — 1.4%
Ally Financial, Inc.	52,963	1,849,468
Capital One Financial Corp.	28,539	3,742,034
Discover Financial Services	7,930	891,332
Synchrony Financial	25,544	975,525
		7,458,359
Consumer Staples Distribution & Retail — 2.2%
Dollar Tree, Inc. *	12,596	1,789,262
Kroger Co. (The)	64,415	2,944,410
U.S. Foods Holding Corp. *	9,124	414,321
Walgreens Boots Alliance, Inc.	44,769	1,168,918
Walmart, Inc.	34,998	5,517,435
		11,834,346

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.5%
Amcor PLC	20,769	$200,213
Ball Corp.	6,731	387,167
International Paper Co.	36,643	1,324,645
Packaging Corp. of America	2,898	472,113
Sonoco Products Co.	611	34,137
Westrock Co.	13,537	562,056
		2,980,331
Distributors — 0.4%
Genuine Parts Co.	2,990	414,115
LKQ Corp.	37,512	1,792,698
		2,206,813
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	455,881	7,649,683
Verizon Communications, Inc.	198,247	7,473,912
		15,123,595
Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	1,145,052
Electrical Equipment — 0.4%
AMETEK, Inc.	6,575	1,084,152
Eaton Corp. PLC	5,290	1,273,938
Sensata Technologies Holding PLC	1,781	66,912
		2,425,002
Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	84,494	2,572,842
Flex Ltd. *	31,420	957,053
Jabil, Inc.	2,048	260,915
Keysight Technologies, Inc. *	1,184	188,363
TD SYNNEX Corp.	1,605	172,714
TE Connectivity Ltd.	19,914	2,797,917
Teledyne Technologies, Inc. *	125	55,786
		7,005,590
Energy Equipment & Services — 0.3%
Baker Hughes Co.	49,652	1,697,105
Entertainment — 1.0%
Electronic Arts, Inc.	5,250	718,253
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	63,604
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	138,507
Take-Two Interactive Software, Inc. *	2,974	478,665
Walt Disney Co. (The)	34,691	3,132,250
Warner Bros Discovery, Inc. *	85,934	977,929
		5,509,208
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B *	38,117	13,594,809
Fidelity National Information Services, Inc.	27,979	1,680,699
Fiserv, Inc. *	12,529	1,664,352
Global Payments, Inc.	7,128	905,256
		17,845,116
Food Products — 2.8%
Archer-Daniels-Midland Co.	24,965	1,802,972
Bunge Global SA	12,845	1,296,703
Campbell Soup Co.	3,702	160,038
Conagra Brands, Inc.	19,827	568,242
General Mills, Inc.	38,095	2,481,508
Hormel Foods Corp.	5,728	183,926
J.M. Smucker Co. (The)	13,087	1,653,935
Kraft Heinz Co. (The)	20,920	773,622
McCormick & Co., Inc.	1,921	131,435
Mondelez International, Inc., Class A	51,728	3,746,659
Post Holdings, Inc. *	973	85,682
Tyson Foods, Inc., Class A	41,844	2,249,115
		15,133,837
Ground Transportation — 1.0%
Norfolk Southern Corp.	16,359	3,866,941
U-Haul Holding Co. *@	2,003	143,815
U-Haul Holding Co.	18,027	1,269,822
		5,280,578
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	13,396	1,474,498
Becton Dickinson & Co.	8,851	2,158,139
Boston Scientific Corp. *	7,514	434,384
Cooper Cos., Inc. (The)	137	51,846
GE HealthCare Technologies, Inc.	23,244	1,797,226
Hologic, Inc. *	5,323	380,329
Medtronic PLC	37,706	3,106,220
STERIS PLC	3,097	680,876
Zimmer Biomet Holdings, Inc.	8,154	992,342
		11,075,860
Health Care Providers & Services — 5.1%
Centene Corp. *	19,196	1,424,535
Cigna Group (The)	19,065	5,709,014
CVS Health Corp.	58,448	4,615,054
Elevance Health, Inc.	13,010	6,134,996
Henry Schein, Inc. *	3,777	285,957
Humana, Inc.	7,918	3,624,940
Laboratory Corp. of America Holdings	13,769	3,129,556
Quest Diagnostics, Inc.	18,783	2,589,800
Universal Health Services, Inc., Class B	1,221	186,129
		27,699,981
Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	452,888
Carnival Corp. *	27,865	516,617
Hyatt Hotels Corp., Class A @	3,174	413,921
MGM Resorts International *	26,967	1,204,886
		2,588,312
Household Durables — 3.2%
DR Horton, Inc.	46,332	7,041,537
Garmin Ltd.	12,982	1,668,706
Lennar Corp., B Shares @	573	76,811
Lennar Corp., Class A	23,116	3,445,209
NVR, Inc. *	15	105,007
PulteGroup, Inc.	41,840	4,318,725
Whirlpool Corp.	3,147	383,210
		17,039,205
Independent Power Producers & Energy Traders — 0.2%
Vistra Corp.	25,467	980,989
Industrial Conglomerates — 0.3%
General Electric Co.	11,962	1,526,710
Insurance — 4.6%
Aflac, Inc.	32,730	2,700,225
American International Group, Inc.	29,118	1,972,745
Arch Capital Group Ltd. *	18,837	1,399,024

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Chubb Ltd.	11,440	$2,585,440
Cincinnati Financial Corp.	370	38,280
Everest Group Ltd.	1,938	685,238
F&G Annuities & Life, Inc. @	103	4,738
Fidelity National Financial, Inc.	1,515	77,295
Hartford Financial Services Group, Inc. (The)	47,472	3,815,799
Lincoln National Corp.	9,516	256,647
Loews Corp.	15,964	1,110,935
Markel Group, Inc. *	116	164,708
MetLife, Inc.	12,261	810,820
Old Republic International Corp.	14,636	430,298
Principal Financial Group, Inc.	28,632	2,252,479
Prudential Financial, Inc.	22,788	2,363,344
RenaissanceRe Holdings Ltd.	469	91,924
Travelers Companies, Inc. (The)	21,374	4,071,533
		24,831,472
Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A *	15,106	5,346,920
IT Services — 0.8%
Akamai Technologies, Inc. *	3,310	391,738
Amdocs Ltd.	15,213	1,337,070
Cognizant Technology Solutions Corp., Class A	34,305	2,591,057
DXC Technology Co. *	10,285	235,218
Kyndryl Holdings, Inc. *	1,933	40,168
		4,595,251
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A *	172	55,537
Danaher Corp.	19,132	4,425,997
Revvity, Inc.	1,932	211,187
Thermo Fisher Scientific, Inc.	6,997	3,713,937
		8,406,658
Machinery — 3.7%
AGCO Corp.	2,811	341,284
Cummins, Inc.	10,946	2,622,333
Dover Corp.	6,916	1,063,750
Fortive Corp.	7,311	538,309
Ingersoll Rand, Inc.	14,939	1,155,382
Oshkosh Corp.	984	106,675
Otis Worldwide Corp.	25,885	2,315,931
PACCAR, Inc.	34,507	3,369,609
Parker-Hannifin Corp.	6,463	2,977,504
Pentair PLC	20,400	1,483,284
Snap-on, Inc.	6,351	1,834,423
Stanley Black & Decker, Inc.	14,985	1,470,028
Westinghouse Air Brake Technologies Corp.	5,333	676,758
		19,955,270
Media — 2.9%
Comcast Corp., Class A	280,380	12,294,663
Fox Corp. Class A	24,883	738,279
Fox Corp. Class B	14,510	401,201
Interpublic Group of Cos., Inc. (The)	21,833	712,629
Liberty Broadband Corp., Class C *	3,887	313,253
Liberty Media Corp.-Liberty SiriusXM, Class A *	4,389	126,140
Liberty Media Corp.-Liberty SiriusXM, Class C *	8,778	252,631
News Corp., Class A	8,320	204,256
News Corp., Class B	1,734	44,598
Paramount Global, Class B	25,564	378,092
		15,465,742
Metals & Mining — 3.6%
Freeport-McMoRan, Inc.	106,539	4,535,365
Newmont Corp.	42,413	1,755,474
Nucor Corp.	38,084	6,628,139
Reliance Steel & Aluminum Co.	9,348	2,614,449
Royal Gold, Inc.	725	87,696
Steel Dynamics, Inc.	33,820	3,994,142
		19,615,265
Oil, Gas & Consumable Fuels — 13.3%
Chevron Corp.	97,929	14,607,090
ConocoPhillips	92,400	10,724,868
Coterra Energy, Inc.	19,923	508,435
Devon Energy Corp.	27,320	1,237,596
Diamondback Energy, Inc.	8,816	1,367,185
EOG Resources, Inc.	23,992	2,901,832
EQT Corp.	1,748	67,578
Exxon Mobil Corp.	222,398	22,235,352
HF Sinclair Corp.	471	26,173
Kinder Morgan, Inc.	75,243	1,327,287
Marathon Oil Corp.	18,183	439,301
Marathon Petroleum Corp.	30,104	4,466,229
Occidental Petroleum Corp.	34,021	2,031,394
ONEOK, Inc.	1,519	106,664
Phillips 66	15,495	2,063,004
Pioneer Natural Resources Co.	10,352	2,327,958
Valero Energy Corp.	19,826	2,577,380
Williams Cos., Inc. (The)	67,920	2,365,654
		71,380,980
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	33,883	1,363,113
Southwest Airlines Co.	22,025	636,082
United Airlines Holdings, Inc. *	5,310	219,091
		2,218,286
Personal Products — 0.0%
BellRing Brands, Inc. *	1,233	68,345
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	79,893	4,099,310
Jazz Pharmaceuticals PLC *	4,730	581,790
Pfizer, Inc.	322,258	9,277,808
Viatris, Inc.	69,023	747,519
		14,706,427
Professional Services — 0.6%
Concentrix Corp.	1,605	157,627
Jacobs Solutions, Inc.	6,136	796,453
Leidos Holdings, Inc.	16,200	1,753,488
ManpowerGroup, Inc.	632	50,225
SS&C Technologies Holdings, Inc.	7,467	456,308
		3,214,101
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	19,100	1,778,019
Jones Lang LaSalle, Inc. *	4,753	897,699
		2,675,718
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc. *	15,879	2,340,723
Analog Devices, Inc.	18,542	3,681,700
Intel Corp.	228,574	11,485,844
Marvell Technology, Inc.	18,929	1,141,608
Micron Technology, Inc.	67,598	5,768,813
Qorvo, Inc. *	11,125	1,252,786

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Skyworks Solutions, Inc.	4,292	$482,507
		26,153,981
Software — 0.6%
Gen Digital, Inc.	3,129	71,404
Roper Technologies, Inc.	366	199,532
Salesforce, Inc. *	10,426	2,743,498
		3,014,434
Specialty Retail — 0.1%
CarMax, Inc. *	8,119	623,052
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	241,679
Tapestry, Inc.	6,979	256,897
		498,576
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	4,510	2,586,124
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	29,534	4,735,186
TOTAL COMMON STOCKS (Identified Cost $314,334,482)		536,970,580
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 5.070%	2,454,862	2,454,862
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,454,862)		2,454,862
Total Investments — 100.2% (Identified Cost $316,789,344)		539,425,442
Liabilities, Less Cash and Other Assets — (0.2%)		(1,101,623)
Net Assets — 100.0%		$538,323,819

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $640,475.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.2%
AAR Corp. *	3,510	$219,024
AeroVironment, Inc. *	2,477	312,201
Astronics Corp., Class B *	693	12,086
Axon Enterprise, Inc. *	11	2,842
BWX Technologies, Inc.	3,927	301,319
Curtiss-Wright Corp.	2,577	574,130
Ducommun, Inc. *	1,489	77,517
Hexcel Corp.	5,671	418,236
Huntington Ingalls Industries, Inc.	136	35,311
Innovative Solutions & Support, Inc. *	3,248	27,705
Kaman Corp.	3,031	72,592
Kratos Defense & Security Solutions, Inc. *	11,721	237,819
Mercury Systems, Inc. *	4,277	156,410
Moog, Inc., Class A	2,730	395,249
National Presto Industries, Inc.	709	56,919
Park Aerospace Corp.	2,501	36,765
Parsons Corp. *	1,163	72,932
V2X, Inc. *	1,491	69,242
Woodward, Inc.	4,322	588,354
		3,666,653
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	7,181	126,457
CH Robinson Worldwide, Inc.	1,094	94,511
Forward Air Corp.	2,778	174,653
HUB Group, Inc., Class A *	2,709	249,066
Radiant Logistics, Inc. *	6,146	40,809
		685,496
Automobile Components — 1.6%
Adient PLC *	4,024	146,313
American Axle & Manufacturing Holdings, Inc. *	3,721	32,782
Autoliv, Inc.	6,598	727,034
BorgWarner, Inc.	15,123	542,160
Cooper-Standard Holdings, Inc. *	1,153	22,530
Dana, Inc.	9,900	144,639
Dorman Products, Inc. *	3,535	294,854
Fox Factory Holding Corp. *	4,601	310,475
Gentex Corp.	15,377	502,213
Gentherm, Inc. *	3,773	197,554
Goodyear Tire & Rubber Co. (The) *	6,748	96,631
LCI Industries	2,757	346,582
Lear Corp.	4,020	567,664
Modine Manufacturing Co. *	5,416	323,335
Motorcar Parts of America, Inc. *	2,267	21,174
Patrick Industries, Inc.	2,334	234,217
Phinia, Inc.	3,024	91,597
Standard Motor Products, Inc.	2,639	105,059
Stoneridge, Inc. *	2,727	53,367
Strattec Security Corp. *	941	23,629
Visteon Corp. *	2,696	336,730
XPEL, Inc. *	305	16,424
		5,136,963
Automobiles — 0.3%
Harley-Davidson, Inc.	9,600	353,664
Lucid Group, Inc. *@	15,466	65,112
Thor Industries, Inc.	2,397	283,445
Winnebago Industries, Inc.	3,191	232,560
		934,781
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	69	23,846
Celsius Holdings, Inc. *	5,436	296,371
Coca-Cola Consolidated, Inc.	882	818,849
Duckhorn Portfolio, Inc. (The) *	6,105	60,134
MGP Ingredients, Inc. @	1,851	182,360
Molson Coors Beverage Co., Class B	9,730	595,573
National Beverage Corp. *	7,326	364,249
		2,341,382
Biotechnology — 2.2%
Agios Pharmaceuticals, Inc. *	4,111	91,552
Aldeyra Therapeutics, Inc. *@	3,971	13,938
Alkermes PLC *	7,251	201,143
Allogene Therapeutics, Inc. *@	9,669	31,038
AnaptysBio, Inc. *	2,569	55,028
Anika Therapeutics, Inc. *	1,795	40,675
Arcturus Therapeutics Holdings, Inc. *	2,548	80,339
Arcus Biosciences, Inc. *	2,904	55,466
Avid Bioservices, Inc. *	4,386	28,509
Avidity Biosciences, Inc. *	4,762	43,096
Beam Therapeutics, Inc. *@	497	13,528
Biomea Fusion, Inc. *@	1,472	21,373
Bluebird Bio, Inc. *	5,659	7,809
Catalyst Pharmaceuticals, Inc. *	8,570	144,062
Chinook Therapeutics, Inc. CVR *¶§	5,000	1,463
Crinetics Pharmaceuticals, Inc. *	551	19,605
CRISPR Therapeutics AG *@	1,927	120,630
Cullinan Oncology, Inc. *	1,139	11,606
Deciphera Pharmaceuticals, Inc. *	5,724	92,328
Dynavax Technologies Corp. *	7,915	110,652
Dyne Therapeutics, Inc. *	1,485	19,751
Eagle Pharmaceuticals, Inc. *	488	2,552
Editas Medicine, Inc. *	4,524	45,828
Emergent BioSolutions, Inc. *	5,055	12,132
Enanta Pharmaceuticals, Inc. *	1,585	14,915
Exact Sciences Corp. *	1,691	125,100
Exelixis, Inc. *	22,934	550,187
Fate Therapeutics, Inc. *	124	464
Generation Bio Co. *	1,291	2,130
Graphite Bio, Inc. *	3,123	8,182
Halozyme Therapeutics, Inc. *	10,812	399,612
Ideaya Biosciences, Inc. *	4,393	156,303
Incyte Corp. *	3,985	250,218
Intellia Therapeutics, Inc. *	2,590	78,969
Iovance Biotherapeutics, Inc. *	6,868	55,837
Ironwood Pharmaceuticals, Inc. *	11,743	134,340
KalVista Pharmaceuticals, Inc. *	767	9,396
Karuna Therapeutics, Inc. *	1,267	401,018
Krystal Biotech, Inc. *	1,598	198,248
Kura Oncology, Inc. *	5,384	77,422
Kymera Therapeutics, Inc. *@	3,129	79,664
MacroGenics, Inc. *	1,907	18,345
Mirati Therapeutics, Inc. *	1,395	81,956
Mural Oncology PLC *	725	4,292
Myriad Genetics, Inc. *	8,130	155,608
Neurocrine Biosciences, Inc. *	7,426	978,450
Nurix Therapeutics, Inc. *	2,828	29,185
PDL BioPharma, Inc. *§	18,262	29,402
PMV Pharmaceuticals, Inc. *	3,331	10,326
Prothena Corp. PLC *	932	33,869
RAPT Therapeutics, Inc. *	1,843	45,799
Recursion Pharmaceuticals, Inc., Class A *	1,754	17,294
REGENXBIO, Inc. *	2,731	49,022
Relay Therapeutics, Inc. *	7,635	84,061
Replimune Group, Inc. *	3,690	31,107
REVOLUTION Medicines, Inc. *	5,705	163,619
Rocket Pharmaceuticals, Inc. *	3,576	107,173
Sage Therapeutics, Inc. *	3,363	72,876
Sarepta Therapeutics, Inc. *	2,651	255,636

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Stoke Therapeutics, Inc. *@	2,970	$15,622
Sutro Biopharma, Inc. *	908	3,895
Twist Bioscience Corp. *	2,997	110,469
United Therapeutics Corp. *	2,637	579,850
Vaxcyte, Inc. *	672	42,202
Veracyte, Inc. *	4,340	119,393
Vericel Corp. *	713	25,390
Xencor, Inc. *	2,792	59,274
Xenon Pharmaceuticals, Inc. *	338	15,568
		6,945,791
Broadline Retail — 0.4%
Big Lots, Inc.	1,156	9,005
Dillard’s, Inc., Class A @	780	314,847
Etsy, Inc. *	418	33,879
Kohl’s Corp.	2,281	65,419
Macy’s, Inc.	16,931	340,652
Nordstrom, Inc. @	2,914	53,763
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	284,815
		1,102,380
Building Products — 3.2%
A.O. Smith Corp.	8,970	739,487
AAON, Inc.	8,580	633,805
Advanced Drainage Systems, Inc.	7,209	1,013,874
Allegion PLC	1,427	180,787
American Woodmark Corp. *	1,353	125,626
Apogee Enterprises, Inc.	2,316	123,698
Armstrong World Industries, Inc.	4,365	429,167
AZZ, Inc.	2,363	137,267
Builders FirstSource, Inc. *	1,447	241,562
Carlisle Cos., Inc.	609	190,270
CSW Industrials, Inc.	1,174	243,499
Fortune Brands Innovations, Inc.	961	73,170
Gibraltar Industries, Inc. *	3,042	240,257
Insteel Industries, Inc.	2,278	87,225
Lennox International, Inc.	1,677	750,491
Masco Corp.	5,670	379,777
Masonite International Corp. *	169	14,308
Owens Corning	6,683	990,621
PGT Innovations, Inc. *	6,135	249,694
Quanex Building Products Corp.	3,350	102,409
Resideo Technologies, Inc. *	681	12,816
Simpson Manufacturing Co., Inc.	4,397	870,518
Trex Co., Inc. *	10,510	870,123
UFP Industries, Inc.	6,595	828,002
Zurn Elkay Water Solutions Corp.	14,150	416,151
		9,944,604
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	3,775	571,610
Artisan Partners Asset Management, Inc., Class A	6,206	274,181
AssetMark Financial Holdings, Inc. *	3,140	94,043
B Riley Financial, Inc.	1,204	25,272
BGC Group, Inc., Class A	30,567	220,694
Brightsphere Investment Group, Inc.	2,826	54,146
Carlyle Group, Inc. (The)	9,910	403,238
Cohen & Steers, Inc.	5,127	388,268
Diamond Hill Investment Group, Inc.	289	47,856
Donnelley Financial Solutions, Inc. *	2,776	173,139
Evercore, Inc., Class A	3,659	625,872
Federated Hermes, Inc.	7,863	266,241
Franklin Resources, Inc.	13,466	401,152
Hamilton Lane, Inc., Class A	1,792	203,284
Houlihan Lokey, Inc.	1,002	120,150
Invesco Ltd.	24,055	429,141
Janus Henderson Group PLC	14,636	441,275
Jefferies Financial Group, Inc.	21,621	873,705
Lazard Ltd., Class A	6,742	234,622
MarketAxess Holdings, Inc.	710	207,924
Moelis & Co., Class A	3,960	222,275
Morningstar, Inc.	2,847	814,925
Open Lending Corp., Class A *	2,793	23,768
Oppenheimer Holdings, Inc., Class A	1,244	51,402
Piper Sandler Cos.	1,880	328,756
PJT Partners, Inc., Class A @	1,422	144,859
Robinhood Markets, Inc., Class A *	14,262	181,698
SEI Investments Co.	4,732	300,719
Silvercrest Asset Management Group, Inc., Class A	759	12,903
StepStone Group, Inc., Class A	446	14,196
Stifel Financial Corp.	9,673	668,888
StoneX Group, Inc. *	3,118	230,202
Victory Capital Holdings, Inc., Class A	982	33,820
Virtu Financial, Inc., Class A	4,501	91,190
Virtus Investment Partners, Inc.	676	163,430
Westwood Holdings Group, Inc.	1,157	14,543
WisdomTree, Inc. @	4,286	29,702
		9,383,089
Chemicals — 2.5%
AdvanSix, Inc.	3,198	95,812
Alto Ingredients, Inc. *	5,761	15,324
American Vanguard Corp.	3,554	38,987
Ashland, Inc.	4,253	358,570
Avient Corp.	10,014	416,282
Axalta Coating Systems Ltd. *	16,030	544,539
Balchem Corp.	3,494	519,733
Cabot Corp.	5,463	456,161
Celanese Corp.	1,157	179,763
Chemours Co. (The)	8,849	279,098
Core Molding Technologies, Inc. *	1,500	27,795
Eastman Chemical Co.	3,373	302,963
Ecovyst, Inc. *	5,086	49,690
Element Solutions, Inc.	21,963	508,224
FMC Corp.	2,021	127,424
Hawkins, Inc.	2,648	186,472
HB Fuller Co.	5,803	472,422
Huntsman Corp.	12,047	302,741
Ingevity Corp. *	2,015	95,148
Innospec, Inc.	2,704	333,241
Intrepid Potash, Inc. *	750	17,918
Koppers Holdings, Inc.	2,308	118,216
Kronos Worldwide, Inc.	2,278	22,643
Livent Corp. *@	7,893	141,916
LSB Industries, Inc. *	3,802	35,397
Mativ Holdings, Inc.	3,615	55,346
Minerals Technologies, Inc.	3,081	219,706
Mosaic Co. (The)	9,271	331,253
NewMarket Corp.	504	275,098
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Olin Corp.	3,715	$200,424
Orion SA	3,504	97,166
Quaker Chemical Corp.	784	167,321
RPM International, Inc.	4,352	485,814
Sensient Technologies Corp.	4,568	301,488
Stepan Co.	2,418	228,622
Tronox Holdings PLC	1,464	20,730
		8,029,447
Commercial Banks — 9.3%
1st Source Corp.	2,546	139,903
Amalgamated Financial Corp.	477	12,850
Amerant Bancorp, Inc.	661	16,241
American National Bankshares, Inc.	1,508	73,515
Ameris Bancorp	7,199	381,907
AmeriServ Financial, Inc.	4,400	14,234
Arrow Financial Corp.	2,279	63,675
Associated Banc-Corp.	15,878	339,630
Atlantic Union Bankshares Corp.	6,981	255,086
Axos Financial, Inc. *	5,392	294,403
Banc of California, Inc.	5,994	80,499
BancFirst Corp.	3,303	321,481
Bancorp, Inc. (The) *	4,840	186,630
Bank of Hawaii Corp. @	3,456	250,422
Bank of Marin Bancorp	1,580	34,792
Bank OZK	4,569	227,673
BankUnited, Inc.	3,310	107,343
Bankwell Financial Group, Inc.	326	9,839
Banner Corp.	3,355	179,694
Bar Harbor Bankshares	2,089	61,333
BCB Bancorp, Inc.	878	11,282
Berkshire Hills Bancorp, Inc.	4,455	110,618
BOK Financial Corp.	5,182	443,838
Bridgewater Bancshares, Inc. *	700	9,464
Brookline Bancorp, Inc.	7,431	81,072
Business First Bancshares, Inc.	553	13,631
Byline Bancorp, Inc.	1,299	30,604
C&F Financial Corp.	466	31,777
Cadence Bank	15,454	457,284
Camden National Corp.	1,756	66,078
Capital City Bank Group, Inc.	1,890	55,623
Capitol Federal Financial, Inc.	9,589	61,849
Carter Bankshares, Inc. *	711	10,644
Cathay General Bancorp	7,259	323,534
Central Pacific Financial Corp.	3,116	61,323
Central Valley Community Bancorp	1,638	36,609
Citizens & Northern Corp.	852	19,110
Citizens Community Bancorp, Inc.	400	4,684
Citizens Financial Group, Inc.	13,844	458,790
City Holding Co.	1,327	146,315
Civista Bancshares, Inc.	270	4,979
CNB Financial Corp.	2,264	51,144
Coastal Financial Corp. *	555	24,648
Columbia Banking System, Inc.	8,311	221,737
Columbia Financial, Inc. *@	2,819	54,350
Comerica, Inc.	7,707	430,128
Commerce Bancshares, Inc.	9,002	480,797
Community Bank System, Inc.	4,718	245,855
Community Trust Bancorp, Inc.	1,552	68,071
ConnectOne Bancorp, Inc.	3,358	76,932
Cullen/Frost Bankers, Inc.	3,828	415,300
Customers Bancorp, Inc. *	3,713	213,943
CVB Financial Corp.	13,166	265,822
Dime Community Bancshares, Inc.	4,460	120,108
Eagle Bancorp, Inc.	1,935	58,321
East West Bancorp, Inc.	9,740	700,793
Enterprise Bancorp, Inc.	331	10,678
Enterprise Financial Services Corp.	2,901	129,530
Equity Bancshares, Inc., Class A	1,470	49,833
Esquire Financial Holdings, Inc.	569	28,427
ESSA Bancorp, Inc.	1,900	38,038
Farmers & Merchants Bancorp, Inc.	1,205	29,884
Farmers National Banc Corp.	3,991	57,670
FB Financial Corp.	3,274	130,469
Financial Institutions, Inc.	1,855	39,511
First BanCorp	22,053	432,285
First Bancorp, Inc. (The)	1,876	52,941
First Bancshares, Inc. (The)	1,367	40,094
First Busey Corp.	5,571	138,272
First Business Financial Services, Inc.	551	22,095
First Commonwealth Financial Corp.	9,286	143,376
First Community Bankshares, Inc.	1,982	73,532
First Financial Bancorp	8,992	213,560
First Financial Bankshares, Inc.	14,820	449,046
First Financial Corp.	1,395	60,027
First Financial Northwest, Inc.	2,239	30,182
First Foundation, Inc.	4,921	47,635
First Hawaiian, Inc.	1,200	27,432
First Horizon Corp.	34,054	482,205
First Internet Bancorp	1,284	31,060
First Interstate Bancsystem, Inc., Class A	5,123	157,532
First Merchants Corp.	5,621	208,427
First Mid Bancshares, Inc.	500	17,330
First of Long Island Corp. (The)	2,295	30,386
Flushing Financial Corp.	3,899	64,256
FNB Corp.	22,576	310,871
FS Bancorp, Inc.	962	35,556
Fulton Financial Corp.	15,678	258,060
German American Bancorp, Inc.	3,217	104,263
Glacier Bancorp, Inc.	11,842	489,311
Great Southern Bancorp, Inc.	1,275	75,671
Hancock Whitney Corp.	6,503	315,981
Hanmi Financial Corp.	3,586	69,568
HarborOne Bancorp, Inc.	6,045	72,419
Heartland Financial USA, Inc.	4,558	171,426
Heritage Commerce Corp.	6,526	64,738
Heritage Financial Corp.	4,162	89,025
Hilltop Holdings, Inc.	6,988	246,047
Hingham Institution For Savings (The)	236	45,878
Home Bancorp, Inc.	994	41,758
Home BancShares, Inc.	13,006	329,442
HomeStreet, Inc.	2,447	25,204
HomeTrust Bancshares, Inc.	2,255	60,705
Hope Bancorp, Inc.	11,541	139,415
Horizon Bancorp, Inc.	3,103	44,404
Independent Bank Corp.	4,458	269,507
Independent Bank Group, Inc.	2,187	111,275
International Bancshares Corp.	5,903	320,651
Kearny Financial Corp.	7,750	69,517
KeyCorp	26,535	382,104
Lakeland Bancorp, Inc.	5,547	82,040
Lakeland Financial Corp.	2,447	159,447
Live Oak Bancshares, Inc.	847	38,538
Macatawa Bank Corp.	5,141	57,990
Mercantile Bank Corp.	1,601	64,648
Metropolitan Bank Holding Corp. *	321	17,777

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Midland States Bancorp, Inc.	1,086	$29,930
MidWestOne Financial Group, Inc.	613	16,496
National Bank Holdings Corp., Class A	3,376	125,553
NBT Bancorp, Inc.	4,206	176,273
New York Community Bancorp, Inc.	49,763	509,075
Nicolet Bankshares, Inc.	1,020	82,090
Northeast Bank	896	49,450
Northfield Bancorp, Inc.	5,020	63,152
Northrim BanCorp, Inc.	836	47,828
Northwest Bancshares, Inc.	12,344	154,053
OceanFirst Financial Corp.	4,432	76,940
OFG Bancorp	4,058	152,094
Old National Bancorp	28,203	476,349
Old Second Bancorp, Inc.	2,244	34,647
Origin Bancorp, Inc.	1,342	47,735
Pacific Premier Bancorp, Inc.	6,941	202,052
Park National Corp.	1,732	230,114
Pathward Financial, Inc.	2,146	113,588
Peapack-Gladstone Financial Corp.	1,992	59,401
Penns Woods Bancorp, Inc.	1,138	25,616
Peoples Bancorp, Inc.	3,204	108,167
Pinnacle Financial Partners, Inc.	3,365	293,495
Popular, Inc.	7,138	585,816
Preferred Bank	1,186	86,637
Premier Financial Corp.	4,193	101,051
Primis Financial Corp.	2,721	34,448
Prosperity Bancshares, Inc.	7,853	531,884
Provident Financial Holdings, Inc.	1,124	14,174
Provident Financial Services, Inc.	7,592	136,884
QCR Holdings, Inc.	1,658	96,811
Renasant Corp.	5,355	180,356
Republic Bancorp, Inc., Class A	1,997	110,155
Riverview Bancorp, Inc.	2,557	16,365
S&T Bancorp, Inc.	3,996	133,546
Sandy Spring Bancorp, Inc.	2,943	80,167
Seacoast Banking Corp. of Florida	5,003	142,385
ServisFirst Bancshares, Inc.	5,630	375,127
Sierra Bancorp	2,000	45,100
Simmons First National Corp., Class A	9,677	191,992
Southern First Bancshares, Inc. *	923	34,243
Southern Missouri Bancorp, Inc.	686	36,626
Southside Bancshares, Inc.	3,368	105,486
SouthState Corp.	7,217	609,476
Stellar Bancorp, Inc.	3,386	94,266
Stock Yards Bancorp, Inc.	2,936	151,175
Summit Financial Group, Inc.	392	12,030
Synovus Financial Corp.	7,875	296,494
Territorial Bancorp, Inc.	1,557	17,361
Texas Capital Bancshares, Inc. *	3,132	202,421
Timberland Bancorp, Inc.	921	28,975
Tompkins Financial Corp.	1,559	93,899
Towne Bank	5,809	172,876
TriCo Bancshares	2,959	127,148
Triumph Financial, Inc. *	2,441	195,719
TrustCo Bank Corp.	2,134	66,261
Trustmark Corp.	5,770	160,868
UMB Financial Corp.	4,960	414,408
United Bankshares, Inc.	12,088	453,904
United Community Banks, Inc.	8,563	250,553
Univest Financial Corp.	3,363	74,087
Valley National Bancorp	37,407	406,240
Veritex Holdings, Inc.	3,570	83,074
WaFd, Inc.	6,377	210,186
Washington Trust Bancorp, Inc.	2,001	64,792
Webster Financial Corp.	11,093	563,081
WesBanco, Inc.	5,118	160,552
West BanCorp, Inc.	1,763	37,376
Westamerica BanCorp	2,658	149,938
Western Alliance Bancorp	5,446	358,292
Western New England Bancorp, Inc.	3,161	28,449
Wintrust Financial Corp.	4,936	457,814
WSFS Financial Corp.	6,445	296,019
Zions Bancorp NA	10,151	445,324
		29,513,565
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	6,300	282,429
ACCO Brands Corp.	6,694	40,700
Brady Corp., Class A	4,578	268,683
Brink’s Co. (The)	4,524	397,886
Casella Waste Systems, Inc., Class A *	6,377	544,978
CECO Environmental Corp. *	4,211	85,399
Cimpress PLC *	1,426	114,151
Clean Harbors, Inc. *	4,977	868,536
Deluxe Corp.	4,032	86,486
Driven Brands Holdings, Inc. *	1,606	22,902
Ennis, Inc.	3,110	68,140
HNI Corp.	4,225	176,732
Interface, Inc.	5,834	73,625
Liquidity Services, Inc. *	3,228	55,554
Matthews International Corp., Class A	3,151	115,484
MillerKnoll, Inc.	3,785	100,984
MSA Safety, Inc.	4,031	680,554
NL Industries, Inc.	4,571	25,643
OPENLANE, Inc. *	2,720	40,283
SP Plus Corp. *	2,260	115,825
Steelcase, Inc., Class A	9,338	126,250
Stericycle, Inc. *	4,277	211,968
Tetra Tech, Inc.	5,049	842,830
UniFirst Corp.	1,530	279,852
Vestis Corp.	10,472	221,378
Virco Mfg. Corp.	2,494	30,003
VSE Corp.	1,412	91,229
		5,968,484
Communications Equipment — 1.1%
BK Technologies Corp. *	400	4,892
Calix, Inc. *	3,366	147,060
Cambium Networks Corp. *	2,226	13,356
Ciena Corp. *	15,659	704,812
Clearfield, Inc. *@	2,380	69,210
Comtech Telecommunications Corp.	3,207	27,035
Digi International, Inc. *	3,397	88,322
Extreme Networks, Inc. *	7,358	129,795
F5, Inc. *	3,709	663,837
Harmonic, Inc. *@	10,330	134,703
Infinera Corp. *@	5,375	25,531
Juniper Networks, Inc.	20,460	603,161
KVH Industries, Inc. *	2,387	12,556
Lantronix, Inc. *	1,100	6,446
Lumentum Holdings, Inc. *	4,956	259,793

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
NETGEAR, Inc. *	3,539	$51,599
NetScout Systems, Inc. *	8,182	179,595
Optical Cable Corp. *	374	1,010
Viasat, Inc. *@	5,325	148,834
Viavi Solutions, Inc. *	21,651	218,025
		3,489,572
Computers & Peripherals — 0.3%
AstroNova, Inc. *	1,572	25,561
Pure Storage, Inc., Class A *	16,618	592,598
Stratasys Ltd. *	3,784	54,035
Western Digital Corp. *	4,443	232,680
Xerox Holdings Corp.	7,158	131,206
		1,036,080
Construction & Engineering — 1.9%
AECOM	4,153	383,862
Ameresco, Inc., Class A *	3,289	104,163
Arcosa, Inc.	1,853	153,132
Comfort Systems USA, Inc.	3,764	774,142
Dycom Industries, Inc. *	3,171	364,950
EMCOR Group, Inc.	4,190	902,652
Fluor Corp. *	6,585	257,934
Granite Construction, Inc.	4,358	221,648
Great Lakes Dredge & Dock Corp. *	7,436	57,108
IES Holdings, Inc. *	1,933	153,132
MasTec, Inc. *	6,602	499,903
Matrix Service Co. *	4,086	39,961
MDU Resources Group, Inc.	11,285	223,443
MYR Group, Inc. *	1,601	231,553
Northwest Pipe Co. *	1,211	36,645
Primoris Services Corp.	5,218	173,290
Sterling Infrastructure, Inc. *	2,663	234,158
Tutor Perini Corp. *	3,153	28,692
Valmont Industries, Inc.	1,958	457,213
WillScot Mobile Mini Holdings Corp. *	18,315	815,017
		6,112,598
Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	291,887
Knife River Corp. *	2,821	186,694
Summit Materials, Inc., Class A *	5,504	211,684
U.S. Lime & Minerals, Inc.	713	164,239
		854,504
Consumer Finance — 1.1%
Ally Financial, Inc.	6,410	223,837
Atlanticus Holdings Corp. *	1,788	69,142
Bread Financial Holdings, Inc.	856	28,197
Consumer Portfolio Services, Inc. *	3,813	35,728
Credit Acceptance Corp. *	760	404,875
Encore Capital Group, Inc. *	2,787	141,440
Enova International, Inc. *	2,921	161,707
Ezcorp, Inc., Class A *@	5,994	52,388
FirstCash Holdings, Inc.	4,847	525,366
Green Dot Corp., Class A *	4,505	44,600
LendingClub Corp. *	1,512	13,215
LendingTree, Inc. *	900	27,288
Navient Corp.	11,475	213,664
Nelnet, Inc., Class A	2,441	215,345
OneMain Holdings, Inc.	7,656	376,675
PRA Group, Inc. *	4,120	107,944
PROG Holdings, Inc. *	4,487	138,693
Regional Management Corp.	1,467	36,792
SLM Corp.	14,278	272,995
SoFi Technologies, Inc. *@	12,464	124,017
Synchrony Financial	7,322	279,627
World Acceptance Corp. *@	673	87,847
		3,581,382
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	2,354	54,142
Andersons, Inc. (The)	4,055	233,325
BJ’s Wholesale Club Holdings, Inc. *	4,618	307,836
Casey’s General Stores, Inc.	2,455	674,487
Chefs’ Warehouse Inc. (The) *	4,636	136,438
Grocery Outlet Holding Corp. *	2,734	73,709
Ingles Markets, Inc., Class A	1,973	170,408
Natural Grocers by Vitamin Cottage, Inc.	2,710	43,360
Performance Food Group Co. *	9,263	640,536
PriceSmart, Inc.	3,201	242,572
SpartanNash Co.	4,477	102,747
Sprouts Farmers Market, Inc. *	7,149	343,938
U.S. Foods Holding Corp. *	13,615	618,257
United Natural Foods, Inc. *	3,519	57,113
Village Super Market, Inc., Class A	1,435	37,640
Weis Markets, Inc.	2,943	188,234
		3,924,742
Containers & Packaging — 1.5%
Amcor PLC	12,471	120,220
AptarGroup, Inc.	5,666	700,431
Berry Global Group, Inc.	9,609	647,550
Crown Holdings, Inc.	3,202	294,872
Graphic Packaging Holding Co.	8,918	219,829
Greif, Inc., Class A	2,553	167,451
Greif, Inc., Class B	1,193	78,750
International Paper Co.	9,661	349,245
Myers Industries, Inc.	4,361	85,258
O-I Glass, Inc. *	8,143	133,382
Packaging Corp. of America	258	42,031
Pactiv Evergreen, Inc.	8,108	111,161
Sealed Air Corp.	10,816	395,000
Silgan Holdings, Inc.	11,743	531,371
Sonoco Products Co.	6,744	376,787
TriMas Corp.	5,102	129,234
Westrock Co.	8,525	353,958
		4,736,530
Distributors — 0.1%
LKQ Corp.	857	40,956
Pool Corp.	330	131,574
Weyco Group, Inc.	1,043	32,709
		205,239
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	3,867	227,960
American Public Education, Inc. *	1,928	18,605
Bright Horizons Family Solutions, Inc. *	1,895	178,585
Carriage Services, Inc.	2,272	56,823
Chegg, Inc. *	3,873	43,997
Duolingo, Inc. *	133	30,171
European Wax Center, Inc., Class A *	583	7,923
Frontdoor, Inc. *	4,679	164,794
Graham Holdings Co., Class B	388	270,250
Grand Canyon Education, Inc. *	3,285	433,751
H&R Block, Inc.	11,646	563,317
Laureate Education, Inc.	3,916	53,688
OneSpaWorld Holdings Ltd. *	2,259	31,852
Perdoceo Education Corp.	6,976	122,499
Service Corp. International	7,334	502,012
Strategic Education, Inc.	2,650	244,781

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Stride, Inc. *	4,184	$248,404
		3,199,412
Diversified Telecommunication Services — 0.3%
Anterix, Inc. *	1,066	35,519
ATN International, Inc.	2,105	82,032
Bandwidth, Inc., Class A *	766	11,084
Cogent Communications Holdings, Inc.	5,207	396,044
Costa Communications, Inc. CVR @*¶§	354	467
EchoStar Corp., Class A *	1,286	21,309
IDT Corp., Class B *	2,980	101,588
Iridium Communications, Inc.	4,335	178,429
Liberty Latin America Ltd., Class A *	1,600	11,696
Liberty Latin America Ltd., Class C *	12,050	88,447
Ooma, Inc. *	1,297	13,917
		940,532
Electric Utilities — 1.4%
ALLETE, Inc.	5,968	365,003
Alliant Energy Corp.	8,696	446,105
Evergy, Inc.	7,556	394,423
Genie Energy Ltd., Class B	3,300	92,829
Hawaiian Electric Industries, Inc.	5,722	81,195
IDACORP, Inc.	2,837	278,934
MGE Energy, Inc.	3,771	272,681
NRG Energy, Inc.	14,356	742,205
OGE Energy Corp.	10,049	351,012
Otter Tail Corp.	4,597	390,607
Pinnacle West Capital Corp.	5,960	428,166
PNM Resources, Inc.	9,280	386,048
Portland General Electric Co.	5,648	244,784
		4,473,992
Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,347	480,736
Allient, Inc.	1,626	49,122
Atkore, Inc. *	3,999	639,840
Encore Wire Corp.	1,468	313,565
EnerSys	3,615	364,970
LSI Industries, Inc.	3,137	44,169
nVent Electric PLC	3,043	179,811
Plug Power, Inc. *@	1,062	4,779
Powell Industries, Inc.	1,101	97,328
Preformed Line Products Co.	539	72,151
Regal Rexnord Corp.	6,071	898,629
Sensata Technologies Holding PLC	10,094	379,232
Sunrun, Inc. *	6,232	122,334
Thermon Group Holdings, Inc. *	3,577	116,503
Vicor Corp. *	3,445	154,818
		3,917,987
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	3,308	360,307
Arrow Electronics, Inc. *	5,952	727,632
Avnet, Inc.	8,026	404,510
Badger Meter, Inc.	3,103	479,010
Bel Fuse, Inc., Class B	1,421	94,880
Belden, Inc.	4,607	355,891
Benchmark Electronics, Inc.	4,604	127,255
Climb Global Solutions, Inc.	315	17,271
Cognex Corp.	5,365	223,935
Crane NXT Co.	3,089	175,671
CTS Corp.	3,954	172,948
ePlus, Inc. *	3,312	264,430
Fabrinet *	3,763	716,212
FARO Technologies, Inc. *	2,298	51,774
Flex Ltd. *	22,671	690,559
Identiv, Inc. *	927	7,639
Insight Enterprises, Inc. *	2,997	531,038
IPG Photonics Corp. *	1,782	193,418
Itron, Inc. *	4,157	313,895
Key Tronic Corp. *	1,700	7,344
Kimball Electronics, Inc. *	2,987	80,500
Knowles Corp. *	4,224	75,652
Littelfuse, Inc.	1,865	498,999
Methode Electronics, Inc.	4,122	93,693
Napco Security Technologies, Inc.	4,363	149,433
nLight, Inc. *	1,098	14,823
Novanta, Inc. *	3,723	626,990
OSI Systems, Inc. *	1,764	227,644
PC Connection, Inc.	2,926	196,656
Plexus Corp. *	2,671	288,815
Richardson Electronics Ltd.	1,505	20,092
Rogers Corp. *	2,017	266,385
Sanmina Corp. *	6,015	308,991
ScanSource, Inc. *	2,807	111,185
TD SYNNEX Corp.	3,515	378,249
Trimble, Inc. *	7,608	404,746
TTM Technologies, Inc. *	10,405	164,503
Vishay Intertechnology, Inc.	11,850	284,045
Vishay Precision Group, Inc. *	1,694	57,715
Vontier Corp.	8,347	288,389
Zebra Technologies Corp., Class A *	1,044	285,357
		10,738,481
Energy Equipment & Services — 1.2%
Archrock, Inc.	12,231	188,357
Bristow Group, Inc. *	1,579	44,638
Cactus, Inc., Class A	3,486	158,264
ChampionX Corp.	9,876	288,478
Core Laboratories, Inc.	998	17,625
Dril-Quip, Inc. *	2,081	48,425
Expro Group Holdings NV *	837	13,325
Helix Energy Solutions Group, Inc. *	8,345	85,787
Helmerich & Payne, Inc.	5,854	212,032
Liberty Energy, Inc.	11,763	213,381
Nabors Industries Ltd. *	539	43,999
Natural Gas Services Group, Inc. *	2,179	35,038
Newpark Resources, Inc. *	5,904	39,203
Noble Corp. PLC	2,483	119,581
NOV, Inc.	23,731	481,265
Oceaneering International, Inc. *	1,554	33,069
Oil States International, Inc. *	3,584	24,335
Patterson-UTI Energy, Inc.	6,503	70,232
ProPetro Holding Corp. *	4,527	37,936
RPC, Inc.	11,642	84,754
SEACOR Marine Holdings, Inc. *	3,233	40,703
Select Water Solutions, Inc.	3,073	23,324
Solaris Oilfield Infrastructure, Inc., Class A	1,000	7,960
TechnipFMC PLC	23,392	471,115
TETRA Technologies, Inc. *	8,698	39,315
Tidewater, Inc. *	2,915	210,201

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Transocean Ltd. *	43,549	$276,536
U.S. Silica Holdings, Inc. *	5,267	59,570
Valaris Ltd. *	1,881	128,980
Weatherford International PLC *	4,378	428,300
		3,925,728
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A *	934	39,957
Atlanta Braves Holdings, Inc., Class C *	2,620	103,700
Cinemark Holdings, Inc. *@	7,484	105,450
Endeavor Group Holdings, Inc., Class A	5,025	119,243
IMAX Corp. *	4,117	61,837
Liberty Media Corp.-Liberty Live, Class A *	650	23,758
Liberty Media Corp.-Liberty Live, Class C *	836	31,258
Lions Gate Entertainment Corp., Class A *	3,637	39,643
Lions Gate Entertainment Corp., Class B *	6,300	64,197
Madison Square Garden Entertainment Corp. *	432	13,733
Madison Square Garden Sports Corp. *	404	73,459
Marcus Corp. (The)	3,100	45,198
Playtika Holding Corp. *	7,992	69,690
Roku, Inc. *	2,980	273,147
Sphere Entertainment Co. *@	432	14,671
TKO Group Holdings, Inc.	2,566	209,334
		1,288,275
Financial Services — 1.6%
A-Mark Precious Metals, Inc. @	2,332	70,543
Acacia Research Corp. *@	1,995	7,821
Alerus Financial Corp.	466	10,434
AvidXchange Holdings, Inc. *	1,863	23,083
Cannae Holdings, Inc. *	1,715	33,460
Cantaloupe, Inc. *	3,505	25,972
Cass Information Systems, Inc.	1,499	67,530
Equitable Holdings, Inc.	4,600	153,180
Essent Group Ltd.	4,642	244,819
Euronet Worldwide, Inc. *	2,511	254,841
EVERTEC, Inc.	4,311	176,492
Federal Agricultural Mortgage Corp., Class C	923	176,496
Flywire Corp. *	4,301	99,568
I3 Verticals, Inc., Class A *	1,470	31,120
International Money Express, Inc. *	1,977	43,672
Jack Henry & Associates, Inc.	2,212	361,463
Jackson Financial, Inc., Class A	1,992	101,991
Marqeta, Inc., Class A *	3,982	27,794
MGIC Investment Corp.	11,104	214,196
Mr Cooper Group, Inc. *	4,998	325,470
NMI Holdings, Inc., Class A *	7,878	233,819
PennyMac Financial Services, Inc.	1,706	150,759
Radian Group, Inc.	7,144	203,961
Shift4 Payments, Inc., Class A *@	2,548	189,418
TFS Financial Corp.	3,750	55,088
Toast, Inc., Class A *@	7,473	136,457
Voya Financial, Inc.	9,648	703,918
Walker & Dunlop, Inc.	3,120	346,351
Waterstone Financial, Inc.	2,966	42,117
Western Union Co. (The)	12,000	143,040
WEX, Inc. *	2,575	500,966
		5,155,839
Food Products — 1.6%
Alico, Inc. @	713	20,734
B&G Foods, Inc.	8,145	85,523
Cal-Maine Foods, Inc.	4,595	263,707
Calavo Growers, Inc.	2,189	64,378
Campbell Soup Co.	10,241	442,718
Conagra Brands, Inc.	2,415	69,214
Darling Ingredients, Inc. *	13,438	669,750
Flowers Foods, Inc.	10,685	240,519
Fresh Del Monte Produce, Inc.	5,010	131,512
Freshpet, Inc. *	870	75,481
Hain Celestial Group, Inc. (The) *	2,490	27,266
Ingredion, Inc.	3,754	407,422
J&J Snack Foods Corp.	1,747	291,994
J.M. Smucker Co. (The)	2,567	324,417
John B Sanfilippo & Son, Inc.	1,112	114,580
Lamb Weston Holdings, Inc.	456	49,289
Lancaster Colony Corp.	2,908	483,862
Lifeway Foods, Inc. *	1,756	23,548
Limoneira Co.	2,072	42,745
Mission Produce, Inc. *	1,256	12,673
Pilgrim’s Pride Corp. *	5,624	155,560
Post Holdings, Inc. *	4,776	420,575
Seaboard Corp.	42	149,944
Seneca Foods Corp., Class A *	800	41,952
Simply Good Foods Co. (The) *	4,321	171,112
Tootsie Roll Industries, Inc.	5,148	171,120
TreeHouse Foods, Inc. *	3,458	143,334
Utz Brands, Inc.	1,291	20,966
Vital Farms, Inc. *	2,774	43,524
		5,159,419
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,106	222,457
National Fuel Gas Co.	4,000	200,680
New Jersey Resources Corp.	9,687	431,846
Northwest Natural Holding Co.	3,354	130,605
ONE Gas, Inc.	5,011	319,301
RGC Resources, Inc.	600	12,204
Southwest Gas Holdings, Inc.	4,019	254,604
Spire, Inc.	4,808	299,731
UGI Corp.	10,146	249,591
		2,121,019
Ground Transportation — 1.4%
ArcBest Corp.	2,227	267,708
Avis Budget Group, Inc.	279	49,455
Covenant Logistics Group, Inc.	1,259	57,964
Heartland Express, Inc.	8,017	114,322
Knight-Swift Transportation Holdings, Inc.	10,914	629,192
Landstar System, Inc.	2,867	555,195
Marten Transport Ltd.	7,902	165,784
PAM Transportation Services, Inc. *	2,517	52,303
RXO, Inc. *	1,530	35,588
Saia, Inc. *	2,389	1,046,908
Schneider National, Inc., Class B	1,500	38,175
U-Haul Holding Co.	9,522	670,730
U-Haul Holding Co. *@	1,058	75,964
Universal Logistics Holdings, Inc.	2,551	71,479
Werner Enterprises, Inc.	6,118	259,220
XPO, Inc. *	1,925	168,611
		4,258,598
Health Care — 0.0%
Aduro Biotech, Inc. CVR *¶§	237	467
Health Care Equipment & Supplies — 2.2%
Achillion Pharmaceuticals, Inc. CVR @*¶§	23,152	—
AngioDynamics, Inc. *	2,110	16,542
Artivion, Inc. *	5,028	89,901

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
AtriCure, Inc. *	3,325	$118,669
Atrion Corp.	201	76,137
Avanos Medical, Inc. *	4,019	90,146
Axogen, Inc. *	2,643	18,052
Axonics, Inc. *	2,988	185,943
CONMED Corp.	2,255	246,945
DENTSPLY SIRONA, Inc.	8,717	310,238
Electromed, Inc. *	2,175	23,729
Embecta Corp.	4,112	77,840
Enovis Corp. *	3,400	190,468
Envista Holdings Corp. *	10,803	259,920
FONAR Corp. *	1,282	25,076
Glaukos Corp. *	3,346	265,974
Globus Medical, Inc., Class A *	9,679	515,794
Haemonetics Corp. *	5,164	441,574
Inari Medical, Inc. *	518	33,629
Integer Holdings Corp. *	3,152	312,300
Integra LifeSciences Holdings Corp. *	6,371	277,457
iRadimed Corp.	704	33,419
Lantheus Holdings, Inc. *	3,768	233,616
LeMaitre Vascular, Inc.	2,735	155,239
LENSAR, Inc. *	1,385	4,861
LivaNova PLC *	3,339	172,760
Masimo Corp. *	1,950	228,559
Merit Medical Systems, Inc. *	5,761	437,606
Neogen Corp. *	10,822	217,630
Omnicell, Inc. *	4,593	172,835
OraSure Technologies, Inc. *	9,521	78,072
Orthofix Medical, Inc. *	1,791	24,143
OrthoPediatrics Corp. *	1,252	40,702
Penumbra, Inc. *	2,476	622,813
Pulmonx Corp. *	667	8,504
QuidelOrtho Corp. *	446	32,870
Semler Scientific, Inc. *	300	13,287
Shockwave Medical, Inc. *	1,284	244,679
STAAR Surgical Co. *	1,276	39,824
Surmodics, Inc. *	1,788	64,994
Tactile Systems Technology, Inc. *	1,239	17,718
Teleflex, Inc.	992	247,345
TransMedics Group, Inc. *	72	5,683
UFP Technologies, Inc. *	913	157,072
Utah Medical Products, Inc.	630	53,059
Varex Imaging Corp. *	578	11,849
		6,895,473
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *	8,805	684,677
Addus HomeCare Corp. *	1,872	173,815
Agiliti, Inc. *	3,373	26,714
agilon health, Inc. *@	8,212	103,061
Albireo Pharma, Inc. CVR *¶§	1,018	5,507
Amedisys, Inc. *	3,653	347,254
AMN Healthcare Services, Inc. *	4,047	303,039
Apollo Medical Holdings, Inc. *	3,529	135,161
Brookdale Senior Living, Inc. *	7,211	41,968
Castle Biosciences, Inc. *	1,302	28,097
Chemed Corp.	1,565	915,134
Contra Abiomed, Inc. CVR *¶§	90	527
CorVel Corp. *	1,868	461,788
Cross Country Healthcare, Inc. *	4,249	96,197
DaVita, Inc. *	8,508	891,298
Encompass Health Corp.	6,968	464,905
Enhabit, Inc. *	3,708	38,378
Ensign Group, Inc. (The)	5,933	665,742
Fulgent Genetics, Inc. *	2,336	67,534
HealthEquity, Inc. *	5,161	342,174
Henry Schein, Inc. *	10,880	823,725
Joint Corp. (The) *@	1,577	15,155
ModivCare, Inc. *	1,383	60,838
National HealthCare Corp.	1,582	146,208
National Research Corp.	2,987	118,166
NeoGenomics, Inc. *	5,114	82,745
Option Care Health, Inc. *	7,998	269,453
Owens & Minor, Inc. *	3,716	71,607
Patterson Cos., Inc.	6,230	177,244
Pediatrix Medical Group, Inc. *	3,540	32,922
Pennant Group, Inc. (The) *	3,997	55,638
Premier, Inc., Class A	6,565	146,793
RadNet, Inc. *	5,402	187,828
Select Medical Holdings Corp.	12,138	285,243
Surgery Partners, Inc. *@	1,984	63,468
Tenet Healthcare Corp. *	10,669	806,256
U.S. Physical Therapy, Inc.	1,511	140,735
Universal Health Services, Inc., Class B	3,730	568,601
		9,845,595
Health Care Technology — 0.3%
Certara, Inc. *	6,275	110,377
Computer Programs & Systems, Inc. *	1,636	18,323
Doximity, Inc., Class A *	2,443	68,502
Evolent Health, Inc., Class A *	5,196	171,624
HealthStream, Inc.	3,803	102,795
Schrodinger, Inc. *	4,061	145,384
Simulations Plus, Inc.	1,668	74,643
Teladoc Health, Inc. *	2,607	56,181
Veradigm, Inc. *	13,264	139,139
		886,968
Hotels, Restaurants & Leisure — 3.3%
Aramark	20,945	588,554
Bally’s Corp. *@	797	11,110
Biglari Holdings, Inc., Class A *	7	5,558
Biglari Holdings, Inc., Class B *	74	12,205
BJ’s Restaurants, Inc. *	2,751	99,064
Bloomin’ Brands, Inc.	8,154	229,535
Boyd Gaming Corp.	2,637	165,103
Brinker International, Inc. *	5,679	245,219
Caesars Entertainment, Inc. *	5,163	242,041
Cheesecake Factory, Inc. (The) @	5,035	176,275
Choice Hotels International, Inc.	5,300	600,490
Churchill Downs, Inc.	7,622	1,028,436
Chuy’s Holdings, Inc. *	1,904	72,790
Cracker Barrel Old Country Store, Inc.	2,324	179,134
Dave & Buster’s Entertainment, Inc. *	4,530	243,940
Denny’s Corp. *	4,694	51,071
Dine Brands Global, Inc.	1,002	49,749
Domino’s Pizza, Inc.	558	230,024
DraftKings, Inc., Class A *	6,255	220,489
El Pollo Loco Holdings, Inc. *	4,284	37,785
Everi Holdings, Inc. *	4,400	49,588
Hyatt Hotels Corp., Class A @	811	105,763

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Inspired Entertainment, Inc. *	1,305	$12,893
International Game Technology PLC	969	26,560
Jack in the Box, Inc.	2,392	195,259
Kura Sushi USA, Inc., Class A *	365	27,740
Light & Wonder, Inc. *	1,500	123,165
Marriott Vacations Worldwide Corp.	3,349	284,297
Monarch Casino & Resort, Inc.	1,490	103,033
Nathan’s Famous, Inc.	681	53,125
Norwegian Cruise Line Holdings Ltd. *@	4,482	89,819
Papa John’s International, Inc.	3,338	254,456
Penn Entertainment, Inc. *@	5,194	135,148
Planet Fitness, Inc., Class A *	8,887	648,751
SeaWorld Entertainment, Inc. *	4,795	253,320
Shake Shack, Inc., Class A *	2,266	167,956
Six Flags Entertainment Corp. *	3,483	87,354
Texas Roadhouse, Inc.	6,983	853,532
Travel + Leisure Co.	5,017	196,115
Vail Resorts, Inc.	2,071	442,096
Wendy’s Co. (The)	22,109	430,683
Wingstop, Inc.	1,665	427,206
Wyndham Hotels & Resorts, Inc.	5,481	440,727
Wynn Resorts Ltd.	5,043	459,468
		10,356,626
Household Durables — 3.0%
Bassett Furniture Industries, Inc.	1,080	17,928
Beazer Homes USA, Inc. *	1,643	55,517
Cavco Industries, Inc. *	823	285,268
Century Communities, Inc.	3,367	306,868
Ethan Allen Interiors, Inc.	2,598	82,928
Flexsteel Industries, Inc.	1,069	20,151
GoPro, Inc., Class A *	6,985	24,238
Green Brick Partners, Inc. *	4,024	209,007
Hamilton Beach Brands Holding Co., Class A	2,000	34,980
Helen of Troy Ltd. *	2,629	317,609
Hooker Furnishings Corp.	1,742	45,431
Installed Building Products, Inc.	3,050	557,601
iRobot Corp. *	3,109	120,318
KB Home	7,849	490,249
La-Z-Boy, Inc.	4,321	159,531
Leggett & Platt, Inc.	8,008	209,569
LGI Homes, Inc. *	624	83,092
Lifetime Brands, Inc.	3,200	21,472
Lovesac Co. (The) *	794	20,287
M/I Homes, Inc. *	3,074	423,413
MDC Holdings, Inc.	6,276	346,749
Meritage Homes Corp.	3,491	608,132
Mohawk Industries, Inc. *	3,847	398,164
Newell Brands, Inc.	20,709	179,754
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	190,551
Sonos, Inc. *	3,418	58,585
Taylor Morrison Home Corp. *	9,778	521,656
Tempur Sealy International, Inc.	18,378	936,727
Toll Brothers, Inc.	10,507	1,080,015
TopBuild Corp. *	3,353	1,254,894
TRI Pointe Homes, Inc. *	9,397	332,654
Universal Electronics, Inc. *	1,292	12,132
VOXX International Corp. *	3,284	35,073
Whirlpool Corp.	218	26,546
		9,467,089
Household Products — 0.2%
Central Garden & Pet Co. *	1,247	62,487
Central Garden & Pet Co., Class A *	4,114	181,181
Spectrum Brands Holdings, Inc.	1,853	147,814
WD-40 Co.	1,487	355,497
		746,979
Independent Power Producers & Energy Traders — 0.7%
AES Corp. (The)	8,066	155,270
Brookfield Renewable Corp., Class A	2,853	82,138
Clearway Energy, Inc., Class A	3,716	95,055
Clearway Energy, Inc., Class C	8,971	246,075
Ormat Technologies, Inc.	5,451	413,131
Sunnova Energy International, Inc. *@	7,071	107,833
Vistra Corp.	28,253	1,088,306
		2,187,808
Insurance — 3.7%
Ambac Financial Group, Inc. *	900	14,832
American Equity Investment Life Holding Co. *	10,429	581,938
American Financial Group, Inc.	3,696	439,417
AMERISAFE, Inc.	1,961	91,736
Assurant, Inc.	4,350	732,931
Assured Guaranty Ltd.	4,657	348,483
Axis Capital Holdings Ltd.	4,830	267,437
Brighthouse Financial, Inc. *	5,115	270,686
BRP Group, Inc., Class A *	3,130	75,183
Citizens, Inc. *@	6,126	16,479
CNO Financial Group, Inc.	10,476	292,280
Crawford & Co., Class A	3,214	42,361
Crawford & Co., Class B	3,345	43,753
Donegal Group, Inc., Class A	3,630	50,784
Employers Holdings, Inc.	2,665	105,001
Enstar Group Ltd. *	1,195	351,748
Erie Indemnity Co., Class A	451	151,049
Everest Group Ltd.	18	6,364
F&G Annuities & Life, Inc. @	877	40,342
Fidelity National Financial, Inc.	3,987	203,417
First American Financial Corp.	7,508	483,815
Genworth Financial, Inc., Class A *	14,918	99,652
Globe Life, Inc.	3,866	470,570
Hanover Insurance Group, Inc. (The)	2,145	260,446
HCI Group, Inc. @	741	64,763
Horace Mann Educators Corp.	4,392	143,618
Investors Title Co.	279	45,237
James River Group Holdings Ltd.	829	7,660
Kemper Corp.	5,843	284,379
Kinsale Capital Group, Inc.	808	270,607
Lincoln National Corp.	8,515	229,650
MBIA, Inc. *	6,313	38,636
Mercury General Corp.	3,869	144,352
Old Republic International Corp.	20,327	597,614
Oscar Health, Inc., Class A *	3,732	34,148
Palomar Holdings, Inc. *	1,593	88,411
Primerica, Inc.	3,776	776,950
Reinsurance Group of America, Inc.	3,182	514,784
RenaissanceRe Holdings Ltd.	2,896	567,616
RLI Corp.	4,871	648,427
Safety Insurance Group, Inc.	1,493	113,453
Selective Insurance Group, Inc.	6,118	608,619
Stewart Information Services Corp.	2,578	151,457
Trupanion, Inc. *@	335	10,221
Unico American Corp. *	1,700	3
United Fire Group, Inc.	2,400	48,288
Universal Insurance Holdings, Inc.	2,828	45,191

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Unum Group	14,680	$663,830
White Mountains Insurance Group Ltd.	170	255,852
		11,794,470
Interactive Media & Services — 0.4%
Bumble, Inc., Class A *	2,172	32,015
Cargurus, Inc. *	1,272	30,732
Cars.com, Inc. *	3,931	74,571
DHI Group, Inc. *	8,881	23,002
Match Group, Inc. *	6,820	248,930
QuinStreet, Inc. *	858	11,000
Shutterstock, Inc.	2,348	113,361
TripAdvisor, Inc. *	6,168	132,797
Yelp, Inc. *	4,724	223,634
Ziff Davis, Inc. *	2,996	201,301
ZoomInfo Technologies, Inc. *	5,496	101,621
		1,192,964
IT Services — 1.1%
Amdocs Ltd.	5,319	467,487
Brightcove, Inc. *	3,324	8,609
DXC Technology Co. *	11,187	255,847
EPAM Systems, Inc. *	273	81,174
Fastly, Inc., Class A *	1,787	31,809
Globant SA *	1,874	445,974
GoDaddy, Inc., Class A *	8,025	851,934
Grid Dynamics Holdings, Inc. *	4,703	62,691
Hackett Group, Inc. (The)	4,098	93,311
Information Services Group, Inc.	2,180	10,268
Kyndryl Holdings, Inc. *	2,623	54,506
Okta, Inc. *	5,003	452,922
Perficient, Inc. *	3,654	240,506
Squarespace, Inc., Class A *	2,445	80,709
Twilio, Inc., Class A *	5,176	392,703
		3,530,450
Leisure Equipment & Products — 0.6%
Acushnet Holdings Corp.	541	34,175
American Outdoor Brands, Inc. *	1,946	16,346
Brunswick Corp.	4,070	393,773
Escalade, Inc.	1,950	39,176
Funko, Inc., Class A *@	1,917	14,818
Hasbro, Inc.	3,807	194,385
Johnson Outdoors, Inc., Class A	1,000	53,420
Malibu Boats, Inc., Class A *	2,116	115,999
Marine Products Corp.	3,930	44,802
MasterCraft Boat Holdings, Inc. *	2,183	49,423
Mattel, Inc. *	16,916	319,374
Polaris, Inc.	3,530	334,538
Smith & Wesson Brands, Inc.	4,598	62,349
Topgolf Callaway Brands Corp. *	5,300	76,002
		1,748,580
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. *	4,578	22,432
Avantor, Inc. *	5,810	132,642
Azenta, Inc. *	937	61,036
Bio-Rad Laboratories, Inc., Class A *	457	147,561
Bio-Techne Corp.	3,837	296,063
BioLife Solutions, Inc. *	1,278	20,767
Bruker Corp.	5,636	414,133
Charles River Laboratories International, Inc. *	800	189,120
CryoPort, Inc. *	3,270	50,652
Harvard Bioscience, Inc. *	5,522	29,543
Medpace Holdings, Inc. *	2,141	656,281
OmniAb, Inc. *	8,462	52,211
OmniAb, Inc. *§	1,308	—
Pacific Biosciences of California, Inc. *	2,709	26,575
Repligen Corp. *	3,946	709,491
Revvity, Inc.	325	35,526
		2,844,033
Machinery — 4.7%
AGCO Corp.	5,729	695,558
Alamo Group, Inc.	1,213	254,961
Albany International Corp., Class A	2,901	284,936
Allison Transmission Holdings, Inc.	6,647	386,523
Astec Industries, Inc.	1,967	73,172
Barnes Group, Inc.	4,989	162,791
Chart Industries, Inc. *@	3,344	455,888
Columbus McKinnon Corp.	2,642	103,091
Commercial Vehicle Group, Inc. *	3,758	26,344
Crane Co.	3,089	364,934
Donaldson Co., Inc.	8,206	536,262
Douglas Dynamics, Inc.	2,507	74,408
Eastern Co. (The)	1,272	27,984
Enerpac Tool Group Corp.	5,732	178,208
Enpro, Inc.	1,861	291,693
Esab Corp.	418	36,207
ESCO Technologies, Inc.	2,646	309,661
Federal Signal Corp.	5,985	459,289
Flowserve Corp.	2,564	105,688
Franklin Electric Co., Inc.	4,975	480,834
Gorman-Rupp Co. (The)	2,754	97,850
Graco, Inc.	4,511	391,374
Greenbrier Cos., Inc. (The)	2,663	117,651
Helios Technologies, Inc.	2,930	132,876
Hurco Cos., Inc.	1,000	21,530
Hyster-Yale Materials Handling, Inc.	165	10,261
ITT, Inc.	5,131	612,231
John Bean Technologies Corp.	2,745	272,990
Kadant, Inc.	1,029	288,439
Kennametal, Inc.	5,865	151,258
LB Foster Co., Class A *	1,565	34,414
Lincoln Electric Holdings, Inc.	3,365	731,753
Lindsay Corp.	1,109	143,238
Manitex International, Inc. *	1,300	11,362
Manitowoc Co., Inc. (The) *	3,607	60,201
Middleby Corp. (The) *	4,055	596,774
Miller Industries, Inc.	1,261	53,328
Mueller Industries, Inc.	12,444	586,735
Mueller Water Products, Inc., Class A	15,406	221,846
Nordson Corp.	846	223,479
Omega Flex, Inc.	1,002	70,651
Oshkosh Corp.	4,130	447,733
Park-Ohio Holdings Corp.	2,182	58,827
Pentair PLC	11,013	800,755
Perma-Pipe International Holdings, Inc. *	1,900	14,801
RBC Bearings, Inc. *	336	95,723
Shyft Group, Inc. (The)	3,913	47,817

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Snap-on, Inc.	631	$182,258
SPX Technologies, Inc. *	4,956	500,606
Standex International Corp.	1,107	175,327
Stanley Black & Decker, Inc.	1,887	185,115
Tennant Co.	1,721	159,520
Terex Corp.	6,303	362,170
Timken Co. (The)	6,902	553,195
Titan International, Inc. *	4,338	64,549
Toro Co. (The)	3,825	367,162
Trinity Industries, Inc.	4,908	130,504
Wabash National Corp.	4,414	113,087
Watts Water Technologies, Inc., Class A	2,884	600,853
		14,998,675
Marine Transportation — 0.3%
Costamare, Inc.	5,728	59,629
Eagle Bulk Shipping, Inc.	436	24,154
Kirby Corp. *	4,368	342,801
Matson, Inc.	3,669	402,122
		828,706
Media — 1.3%
Altice USA, Inc., Class A *	2,984	9,698
Boston Omaha Corp., Class A *	1,358	21,361
Cable One, Inc.	263	146,383
DISH Network Corp., Class A *	4,087	23,582
Entravision Communications Corp., Class A	5,678	23,677
EW Scripps Co. (The), Class A *	7,073	56,513
Gannett Co., Inc. *	1	2
GCI Liberty, Inc. *§	8,984	—
Gray Television, Inc.	8,433	75,560
iHeartMedia, Inc., Class A *	2,052	5,479
Interpublic Group of Cos., Inc. (The)	12,645	412,733
John Wiley & Sons, Inc., Class A	3,247	103,060
Liberty Broadband Corp., Class A *	824	66,447
Liberty Broadband Corp., Class C *	2,320	186,969
Liberty Media Corp.-Liberty SiriusXM, Class A *	3,084	88,634
Liberty Media Corp.-Liberty SiriusXM, Class C *	4,202	120,934
Magnite, Inc. *	3,879	36,230
New York Times Co. (The), Class A	17,457	855,219
News Corp., Class A	19,977	490,435
News Corp., Class B	7,188	184,876
Nexstar Media Group, Inc.	3,683	577,310
Paramount Global, Class A	586	11,521
Paramount Global, Class B	6,684	98,856
PubMatic, Inc., Class A *	3,162	51,572
Saga Communications, Inc., Class A	664	14,781
Scholastic Corp.	3,519	132,666
Sinclair, Inc.	2,132	27,780
TechTarget, Inc. *	3,517	122,603
Thryv Holdings, Inc. *	1,938	39,438
WideOpenWest, Inc. *	4,405	17,840
		4,002,159
Metals & Mining — 1.9%
Alcoa Corp.	15,179	516,086
Alpha Metallurgical Resources, Inc.	886	300,283
Arch Resources, Inc.	1,865	309,478
ATI, Inc. *	13,573	617,164
Carpenter Technology Corp.	3,912	276,970
Century Aluminum Co. *	8,912	108,192
Cleveland-Cliffs, Inc. *	21,519	439,418
Coeur Mining, Inc. *	16,461	53,663
Commercial Metals Co.	12,402	620,596
Ferroglobe PLC *	10,242	66,675
Fortitude Gold Corp.	4,671	27,839
Friedman Industries, Inc.	700	10,822
Haynes International, Inc.	1,229	70,115
Hecla Mining Co.	30,869	148,480
Kaiser Aluminum Corp.	1,901	135,332
Materion Corp.	2,175	283,033
MP Materials Corp. *@	6,046	120,013
Olympic Steel, Inc.	1,200	80,040
Royal Gold, Inc.	4,388	530,773
Ryerson Holding Corp.	4,615	160,048
Schnitzer Steel Industries, Inc., Class A	2,809	84,719
SunCoke Energy, Inc.	8,204	88,111
TimkenSteel Corp. *	5,303	124,355
Tredegar Corp.	3,412	18,459
U.S. Steel Corp.	8,879	431,963
Warrior Met Coal, Inc.	738	44,996
Worthington Enterprises, Inc.	4,458	256,558
Worthington Steel, Inc. *	4,458	125,270
		6,049,451
Multi-Utilities — 0.4%
Avista Corp.	6,896	246,463
Black Hills Corp.	6,023	324,941
NiSource, Inc.	19,524	518,362
Northwestern Energy Group, Inc.	4,148	211,092
Unitil Corp.	1,923	101,092
		1,401,950
Oil, Gas & Consumable Fuels — 3.1%
Adams Resources & Energy, Inc.	536	14,033
Amplify Energy Corp. *	1,867	11,071
Antero Midstream Corp.	32,353	405,383
Antero Resources Corp. *	5,180	117,482
APA Corp.	6,432	230,780
Ardmore Shipping Corp.	1,612	22,713
Berry Corp.	4,166	29,287
California Resources Corp.	3,564	194,880
Callon Petroleum Co. *	3,677	119,135
Centrus Energy Corp., Class A *	1,074	58,436
Chesapeake Energy Corp. @	4,468	343,768
Chord Energy Corp.	804	133,649
Civitas Resources, Inc.	2,093	143,119
Clean Energy Fuels Corp. *	20,279	77,669
CNX Resources Corp. *	16,780	335,600
Comstock Resources, Inc. @	11,934	105,616
CONSOL Energy, Inc.	2,376	238,859
CVR Energy, Inc.	1,556	47,147
Delek U.S. Holdings, Inc.	7,082	182,716
DHT Holdings, Inc.	11,638	114,169
Dorian LPG Ltd.	3,332	146,175
DT Midstream, Inc.	1,881	103,079
EnLink Midstream LLC *	27,038	328,782
Equitrans Midstream Corp.	22,329	227,309
Evolution Petroleum Corp. @	5,356	31,118
Green Plains, Inc. *	5,096	128,521
Gulfport Energy Corp. *	944	125,741
Hallador Energy Co. *	3,193	28,226
HF Sinclair Corp.	9,611	534,083
International Seaways, Inc.	4,383	199,339
Kosmos Energy Ltd. *	25,367	170,213
Magnolia Oil & Gas Corp., Class A	7,613	162,081
Matador Resources Co.	10,827	615,623
Murphy Oil Corp.	13,521	576,806
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
NACCO Industries, Inc., Class A	1,000	$36,500
New Fortress Energy, Inc. @	3,932	148,354
Nordic American Tankers Ltd.	8,255	34,671
Northern Oil and Gas, Inc.	1,306	48,413
Overseas Shipholding Group, Inc., Class A	11,837	62,381
Ovintiv, Inc.	6,163	270,679
Par Pacific Holdings, Inc. *	4,135	150,390
PBF Energy, Inc., Class A	10,429	458,459
Peabody Energy Corp.	3,580	87,066
Permian Resources Corp.	26,947	366,479
Range Resources Corp.	10,825	329,513
REX American Resources Corp. *	2,364	111,817
SandRidge Energy, Inc.	2,175	29,732
Scorpio Tankers, Inc.	2,559	155,587
SFL Corp. Ltd.	4,682	52,813
Sitio Royalties Corp., Class A @	3,565	83,813
SM Energy Co.	2,124	82,241
Southwestern Energy Co. *	62,679	410,547
Talos Energy, Inc. *	3,212	45,707
Teekay Corp. *	4,339	31,024
Teekay Tankers Ltd., Class A	1,880	93,944
Texas Pacific Land Corp.	126	198,129
Vital Energy, Inc. *	1,191	54,179
Vitesse Energy, Inc.	2,544	55,688
W&T Offshore, Inc.	9,305	30,334
World Kinect Corp.	4,238	96,542
		9,827,610
Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	66,389
Louisiana-Pacific Corp.	7,578	536,750
Mercer International, Inc.	7,857	74,484
Resolute Forest Products, Inc. CVR *¶§	7,629	2,031
Sylvamo Corp.	2,483	121,940
		801,594
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	7,791	304,394
Allegiant Travel Co.	441	36,431
American Airlines Group, Inc. *	12,202	167,656
Hawaiian Holdings, Inc. *@	6,255	88,821
SkyWest, Inc. *	3,627	189,329
Spirit Airlines, Inc. @	3,315	54,333
United Airlines Holdings, Inc. *	2,365	97,580
		938,544
Personal Products — 0.8%
BellRing Brands, Inc. *	7,482	414,727
Coty, Inc., Class A *	46,457	576,996
Edgewell Personal Care Co.	2,778	101,758
elf Beauty, Inc. *	4,063	586,454
Herbalife Ltd. *	600	9,156
Inter Parfums, Inc.	3,488	502,307
Medifast, Inc.	1,490	100,158
Natural Alternatives International, Inc. *	1,000	6,420
Nature’s Sunshine Products, Inc. *	1,700	29,393
Nu Skin Enterprises, Inc., Class A	3,048	59,192
United-Guardian, Inc.	600	4,320
USANA Health Sciences, Inc. *	2,205	118,188
		2,509,069
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc. *	5,670	350,689
ANI Pharmaceuticals, Inc. *	1,669	92,029
Catalent, Inc. *	3,128	140,541
Collegium Pharmaceutical, Inc. *	2,590	79,720
Corcept Therapeutics, Inc. *	7,842	254,708
Cymabay Therapeutics, Inc. *	1,670	39,445
Edgewise Therapeutics, Inc. *	1,162	12,712
Elanco Animal Health, Inc. *	2,020	30,098
Harmony Biosciences Holdings, Inc. *	3,861	124,710
Innoviva, Inc. *	5,963	95,647
Jazz Pharmaceuticals PLC *	3,913	481,299
Ligand Pharmaceuticals, Inc. *	1,727	123,342
Organon & Co.	8,187	118,057
Pacira BioSciences, Inc. *	2,469	83,304
Perrigo Co. PLC	12,427	399,901
Prestige Consumer Healthcare, Inc. *	5,152	315,405
SIGA Technologies, Inc.	1,900	10,640
Supernus Pharmaceuticals, Inc. *	5,158	149,273
Taro Pharmaceutical Industries Ltd. *	438	18,300
Viatris, Inc.	13,020	141,007
		3,060,827
Professional Services — 3.2%
ASGN, Inc. *	5,178	497,968
Barrett Business Services, Inc.	799	92,524
CACI International, Inc., Class A *	2,374	768,844
CBIZ, Inc. *	5,331	333,667
Ceridian HCM Holding, Inc. *	3,385	227,201
Concentrix Corp.	3,341	328,120
Conduent, Inc. *	5,702	20,812
CRA International, Inc.	773	76,411
CSG Systems International, Inc.	2,945	156,703
ExlService Holdings, Inc. *	17,683	545,521
Exponent, Inc.	5,450	479,818
Forrester Research, Inc. *	2,360	63,272
Franklin Covey Co. *	1,628	70,867
FTI Consulting, Inc. *	3,603	717,537
Genpact Ltd.	12,745	442,379
Heidrick & Struggles International, Inc.	1,928	56,934
Huron Consulting Group, Inc. *	1,957	201,180
ICF International, Inc.	2,012	269,789
Insperity, Inc.	3,407	399,368
KBR, Inc.	12,616	699,053
Kelly Services, Inc., Class A	3,132	67,714
Kforce, Inc.	1,735	117,217
Korn Ferry	4,964	294,613
Leidos Holdings, Inc.	686	74,253
ManpowerGroup, Inc.	3,514	279,258
Mastech Digital, Inc. *	2,122	17,884
Maximus, Inc.	2,874	241,014
NV5 Global, Inc. *	1,602	178,014
Paylocity Holding Corp. *	2,396	394,981
RCM Technologies, Inc. *	1,296	37,636
Resources Connection, Inc.	3,396	48,121
Robert Half, Inc.	7,950	698,964
Science Applications International Corp.	2,559	318,135
SS&C Technologies Holdings, Inc.	2,637	161,147
TransUnion	910	62,526
TriNet Group, Inc. *	3,424	407,216
TrueBlue, Inc. *	3,431	52,631

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
TTEC Holdings, Inc.	4,929	$106,811
Verra Mobility Corp. *	10,023	230,830
		10,236,933
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC *	5,956	64,325
Douglas Elliman, Inc.	8,113	23,933
Forestar Group, Inc. *	3,530	116,737
FRP Holdings, Inc. *	200	12,576
Howard Hughes Holdings, Inc. *	1,369	117,118
Jones Lang LaSalle, Inc. *	3,879	732,627
Kennedy-Wilson Holdings, Inc.	11,118	137,641
Marcus & Millichap, Inc.	3,263	142,528
Maui Land & Pineapple Co., Inc. *	2,324	36,928
Newmark Group, Inc., Class A	11,400	124,944
RMR Group, Inc. (The), Class A	1,159	32,719
St. Joe Co. (The)	3,300	198,594
Stratus Properties, Inc. *	313	9,033
Tejon Ranch Co. *	2,949	50,723
Zillow Group, Inc., Class A *@	2,824	160,177
Zillow Group, Inc., Class C *	6,550	378,983
		2,339,586
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc. *	1,272	38,503
Alpha & Omega Semiconductor Ltd. *	2,886	75,209
Ambarella, Inc. *	2,341	143,480
Amkor Technology, Inc.	25,678	854,307
Amtech Systems, Inc. *	2,822	11,852
Axcelis Technologies, Inc. *	3,412	442,502
AXT, Inc. *	5,653	13,567
CEVA, Inc. *	3,095	70,288
Cirrus Logic, Inc. *	5,956	495,480
Cohu, Inc. *	5,114	180,985
Diodes, Inc. *	4,900	394,548
FormFactor, Inc. *	8,126	338,936
GSI Technology, Inc. *	4,641	12,252
Ichor Holdings Ltd. *	400	13,452
Kulicke & Soffa Industries, Inc.	5,924	324,161
Lattice Semiconductor Corp. *	12,472	860,443
MACOM Technology Solutions Holdings, Inc. *	2,196	204,118
Magnachip Semiconductor Corp. *	4,588	34,410
MaxLinear, Inc. *	7,715	183,386
MKS Instruments, Inc.	1,144	117,683
NVE Corp.	502	39,372
Onto Innovation, Inc. *	4,376	669,090
PDF Solutions, Inc. *	4,938	158,707
Photronics, Inc. *	7,008	219,841
Power Integrations, Inc.	6,164	506,126
Qorvo, Inc. *	2,760	310,804
Rambus, Inc. *	11,347	774,433
Semtech Corp. *@	7,337	160,754
Silicon Laboratories, Inc. *	3,386	447,866
Synaptics, Inc. *	4,162	474,801
Ultra Clean Holdings, Inc. *	4,298	146,734
Universal Display Corp.	3,037	580,857
Veeco Instruments, Inc. *	4,666	144,786
Wolfspeed, Inc. *@	10,030	436,405
		9,880,138
Software — 3.5%
A10 Networks, Inc.	6,016	79,231
ACI Worldwide, Inc. *	11,727	358,846
Adeia, Inc.	7,577	93,879
Agilysys, Inc. *	2,848	241,567
Alarm.com Holdings, Inc. *	3,799	245,491
Altair Engineering, Inc., Class A *	3,033	255,227
American Software, Inc., Class A	4,461	50,409
AppLovin Corp., Class A *	2,866	114,210
Aspen Technology, Inc. *	2,122	467,158
Bill Holdings, Inc. *	3,263	266,228
Blackbaud, Inc. *	5,719	495,837
Box, Inc., Class A *	6,867	175,864
CommVault Systems, Inc. *	2,675	213,599
Consensus Cloud Solutions, Inc. *	1,449	37,978
Digital Turbine, Inc. *	635	4,356
DocuSign, Inc. *	5,868	348,853
Dolby Laboratories, Inc., Class A	2,819	242,941
DoubleVerify Holdings, Inc. *	6,316	232,303
Dropbox, Inc., Class A *	14,286	421,151
Dynatrace, Inc. *	7,032	384,580
Ebix, Inc. *	2,155	2,241
eGain Corp. *	4,304	35,852
Elastic NV *	846	95,344
Envestnet, Inc. *	3,097	153,364
EverCommerce, Inc. *	921	10,159
Gen Digital, Inc.	20,625	470,663
Guidewire Software, Inc. *	3,956	431,362
InterDigital, Inc. @	2,792	303,044
Jamf Holding Corp. *	4,792	86,544
JFrog Ltd. *	479	16,578
LiveRamp Holdings, Inc. *	7,539	285,577
Manhattan Associates, Inc. *	2,961	637,563
MeridianLink, Inc. *	2,090	51,769
Mitek Systems, Inc. *	1,166	15,205
N-able, Inc. *	8,171	108,266
Nutanix, Inc., Class A *	4,180	199,344
Olo, Inc., Class A *	2,551	14,592
PowerSchool Holdings, Inc., Class A *	3,215	75,745
Procore Technologies, Inc. *	3,536	244,762
Progress Software Corp.	4,772	259,120
Qualys, Inc. *	3,876	760,781
Rimini Street, Inc. *	4,492	14,689
Sapiens International Corp. NV	2,496	72,234
SentinelOne, Inc., Class A *	5,750	157,780
SolarWinds Corp. *	5,202	64,973
SPS Commerce, Inc. *	2,160	418,694
Teradata Corp. *	6,462	281,162
UiPath, Inc., Class A *	10,245	254,486
Unity Software, Inc. *@	11,422	467,046
Verint Systems, Inc. *	6,847	185,074
Vertex, Inc., Class A *	1,558	41,973
Xperi, Inc. *	3,030	33,391
Yext, Inc. *	4,488	26,434
		11,005,519
Specialty Retail — 3.9%
1-800-Flowers.com, Inc., Class A *	3,880	41,826
Aaron’s Co., Inc. (The)	4,459	48,514
Abercrombie & Fitch Co., Class A *	3,727	328,796
Academy Sports & Outdoors, Inc.	2,614	172,524
Advance Auto Parts, Inc.	3,739	228,191
America’s Car-Mart, Inc. *	822	62,283
American Eagle Outfitters, Inc.	19,472	412,028
Asbury Automotive Group, Inc. *	2,143	482,111
AutoNation, Inc. *	4,060	609,731
Bath & Body Works, Inc.	5,771	249,076
Boot Barn Holdings, Inc. *	3,091	237,265

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Buckle, Inc. (The)	5,018	$238,455
Build-A-Bear Workshop, Inc.	1,640	37,704
Burlington Stores, Inc. *	729	141,776
Caleres, Inc.	3,874	119,048
CarMax, Inc. *	4,370	335,354
CarParts.com, Inc. *	2,801	8,851
Cato Corp. (The), Class A	2,638	18,835
Chico’s FAS, Inc. *	8,580	65,036
Children’s Place, Inc. (The) *	1,314	30,511
Citi Trends, Inc. *	818	23,133
Conn’s, Inc. *	3,722	16,526
Container Store Group, Inc. (The) *	2,100	4,788
Destination XL Group, Inc. *	3,560	15,664
Dick’s Sporting Goods, Inc.	2,101	308,742
Duluth Holdings, Inc., Class B *	1,185	6,375
Five Below, Inc. *	5,505	1,173,446
Floor & Decor Holdings, Inc., Class A *	4,489	500,793
Foot Locker, Inc.	4,342	135,253
GameStop Corp., Class A *	8,267	144,921
Gap, Inc. (The)	2,272	47,508
Genesco, Inc. *	1,490	52,463
Group 1 Automotive, Inc.	1,502	457,720
Guess?, Inc.	5,086	117,283
Haverty Furniture Cos., Inc.	1,983	70,397
Hibbett, Inc.	1,600	115,232
Leslie’s, Inc. *	9,429	65,154
Lithia Motors, Inc.	2,910	958,205
MarineMax, Inc. *	2,209	85,930
Monro, Inc.	3,090	90,661
Murphy USA, Inc.	2,265	807,608
National Vision Holdings, Inc. *	3,794	79,408
ODP Corp. (The) *	3,360	189,168
Penske Automotive Group, Inc.	1,742	279,608
PetMed Express, Inc.	2,360	17,842
Revolve Group, Inc. *@	706	11,705
RH *	318	92,691
Sally Beauty Holdings, Inc. *	4,925	65,404
Shoe Carnival, Inc.	3,062	92,503
Signet Jewelers Ltd.	4,741	508,520
Sleep Number Corp. *	3,221	47,767
Sonic Automotive, Inc., Class A	3,080	173,127
Sportsman’s Warehouse Holdings, Inc. *	3,058	13,027
Tilly’s, Inc., Class A *	1,836	13,843
Upbound Group, Inc.	6,271	213,026
Urban Outfitters, Inc. *	2,086	74,449
Valvoline, Inc. *	6,915	259,866
Victoria’s Secret & Co. *	3,466	91,988
Williams-Sonoma, Inc.	4,058	818,823
Winmark Corp.	455	189,985
Zumiez, Inc. *	2,406	48,938
		12,347,405
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. *	8,276	415,786
Carter’s, Inc.	1,939	145,212
Columbia Sportswear Co.	4,507	358,487
Delta Apparel, Inc. *	1,153	8,221
Figs, Inc., Class A *@	2,862	19,891
G-III Apparel Group Ltd. *	5,008	170,172
Kontoor Brands, Inc.	2,384	148,809
Lakeland Industries, Inc.	1,669	30,943
Movado Group, Inc.	2,220	66,933
Oxford Industries, Inc.	1,665	166,500
PVH Corp.	1,378	168,281
Ralph Lauren Corp.	2,279	328,632
Rocky Brands, Inc.	1,000	30,180
Skechers U.S.A., Inc., Class A *	6,530	407,080
Steven Madden Ltd.	7,918	332,556
Superior Group of Cos., Inc.	2,200	29,700
Tapestry, Inc.	18,072	665,230
Under Armour, Inc., Class A *	2,222	19,532
Under Armour, Inc., Class C *	1,318	11,005
Unifi, Inc. *	2,394	15,944
VF Corp.	1,731	32,543
Wolverine World Wide, Inc.	5,855	52,051
		3,623,688
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	33,690
Universal Corp.	2,612	175,840
Vector Group Ltd.	12,276	138,473
		348,003
Trading Companies & Distributors — 1.8%
Air Lease Corp.	5,985	251,011
Applied Industrial Technologies, Inc.	4,081	704,748
Beacon Roofing Supply, Inc. *	6,560	570,851
Boise Cascade Co.	3,680	476,045
Core & Main, Inc., Class A *	2,355	95,166
Distribution Solutions Group, Inc. *	224	7,069
DXP Enterprises, Inc. *	1,824	61,469
GATX Corp.	3,309	397,808
Global Industrial Co.	3,603	139,940
GMS, Inc. *	2,900	239,047
H&E Equipment Services, Inc.	3,452	180,609
Herc Holdings, Inc.	2,648	394,261
McGrath RentCorp	2,655	317,591
MRC Global, Inc. *	5,657	62,284
MSC Industrial Direct Co., Inc., Class A	936	94,779
NOW, Inc. *	6,508	73,671
Rush Enterprises, Inc., Class A	8,943	449,833
SiteOne Landscape Supply, Inc. *	413	67,112
Textainer Group Holdings Ltd.	3,941	193,897
Titan Machinery, Inc. *	2,515	72,633
WESCO International, Inc.	4,569	794,458
Willis Lease Finance Corp. *	900	43,992
		5,688,274
Water Utilities — 0.5%
American States Water Co.	4,082	328,274
Artesian Resources Corp., Class A	1,177	48,787
California Water Service Group	6,097	316,251
Consolidated Water Co. Ltd.	1,751	62,336
Essential Utilities, Inc.	8,329	311,088
Middlesex Water Co.	2,133	139,968
Pure Cycle Corp. *	1,000	10,470
SJW Group	2,989	195,331
York Water Co. (The)	1,803	69,632
		1,482,137
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	1,021	10,343

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
Shenandoah Telecommunications Co.	6,413	$138,649
Spok Holdings, Inc.	2,839	43,948
U.S. Cellular Corp. *	1,551	64,428
		257,368
TOTAL COMMON STOCKS (Identified Cost $169,593,980)		315,897,702
PREFERRED STOCKS — 0.0%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	27,011
Trading Companies & Distributors — 0.0%
WESCO International, Inc., 10.625%, 5 year CMT + 10.325%	1,927	50,911
TOTAL PREFERRED STOCKS (Identified Cost $52,821)		77,922
SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund 5.070%	1,772,198	1,772,198
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	916,641	916,641
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,688,839)		2,688,839
Total Investments — 100.8% (Identified Cost $172,335,640)		318,664,463

Liabilities, Less Cash and Other Assets — (0.8%)		(2,676,192)
Net Assets — 100.0%		$315,988,271

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $6,581,645.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
CMT — Constant Maturity Treasury
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.3%
Australia — 6.3%
Ampol Ltd.	17,823	$439,059
ANZ Group Holdings Ltd.	171,032	3,020,970
Aurizon Holdings Ltd. @	293,809	760,822
Bendigo & Adelaide Bank Ltd.	40,324	265,720
BlueScope Steel Ltd.	163,249	2,603,157
Challenger Ltd. @	45,610	201,715
Cleanaway Waste Management Ltd. @	139,337	255,419
Evolution Mining Ltd.	233,970	631,378
Harvey Norman Holdings Ltd. @	136,089	389,499
Incitec Pivot Ltd.	335,693	649,673
Insurance Australia Group Ltd.	23,277	89,780
National Australia Bank Ltd.	258,849	5,415,255
Northern Star Resources Ltd.	111,364	1,035,885
Orica Ltd.	47,694	518,067
Origin Energy Ltd.	168,307	971,448
QBE Insurance Group Ltd.	57,119	576,461
Rio Tinto Ltd.	18,815	1,739,362
Santos Ltd.	542,800	2,811,172
Seven Group Holdings Ltd. @	3,940	99,073
Sonic Healthcare Ltd.	60,106	1,313,972
South32 Ltd.	747,569	1,696,405
Suncorp Group Ltd.	186,999	1,764,912
TPG Telecom Ltd.	41,292	145,757
Westpac Banking Corp.	182,943	2,854,863
Whitehaven Coal Ltd.	137,340	696,312
Woodside Energy Group Ltd.	157,968	3,343,525
Worley Ltd.	30,039	357,408
Yancoal Australia Ltd. @	33,779	113,943
		34,761,012
Austria — 0.2%
Erste Group Bank AG	1,782	72,257
Mondi PLC	43,636	855,167
OMV AG	4,549	199,720
		1,127,144
Belgium — 0.7%
Ageas SA	21,755	944,086
KBC Group NV	25,395	1,646,204
Solvay SA @	9,936	304,166
Syensqo SA *	9,936	1,033,924
		3,928,380
Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	179,240
Canada — 9.6%
Agnico Eagle Mines Ltd. @	48,665	2,669,275
AltaGas Ltd. @	24,518	514,766
ARC Resources Ltd. @	31,547	468,307
B2Gold Corp.	22,856	72,225
Bank of Montreal @	55,679	5,508,880
Bank of Montreal ¥	3,225	319,105
Bank of Nova Scotia (The) @	104,892	5,107,192
Bank of Nova Scotia (The) @¥	24,902	1,212,165
Barrick Gold Corp.	76,976	1,392,496
Barrick Gold Corp. ¥	6,619	119,587
Brookfield Corp., Class A @	15,086	605,250
Canadian Imperial Bank of Commerce @	18,668	898,678
Canadian Imperial Bank of Commerce ¥	81,273	3,913,224
Cenovus Energy, Inc.	10,960	182,484
Fairfax Financial Holdings Ltd.	3,439	3,172,870
First Quantum Minerals Ltd.	62,151	508,915
iA Financial Corp., Inc.	16,360	1,115,278
Imperial Oil Ltd.	2,900	165,851
Kinross Gold Corp.	173,331	1,049,104
Kinross Gold Corp.	40,702	246,247
Lundin Mining Corp.	146,222	1,196,216
Magna International, Inc. @	52,493	3,101,286
Manulife Financial Corp. @	176,474	3,900,075
Manulife Financial Corp.	3,055	67,507
MEG Energy Corp. *	17,402	310,860
Nutrien Ltd.	63,230	3,561,746
Suncor Energy, Inc. ¥	67,770	2,171,115
Suncor Energy, Inc.	75,341	2,413,926
Teck Resources Ltd., Class B @	103,946	4,393,797
Toronto-Dominion Bank (The) ¥	1,749	113,014
Toronto-Dominion Bank (The) @	6,483	418,932
Tourmaline Oil Corp. @	15,422	693,556
West Fraser Timber Co. Ltd.	9,956	851,751
Whitecap Resources, Inc. @	72,329	484,177
		52,919,857
China — 0.1%
ESR Group Ltd. ±	165,600	229,043
Prosus NV	14,324	426,713
Xinyi Glass Holdings Ltd.	103,566	116,186
		771,942
Denmark — 2.5%
AP Moller - Maersk AS, Class A	191	338,854
AP Moller - Maersk AS, Class B	261	469,226
Carlsberg AS, Class B	15,826	1,984,607
Chr Hansen Holding AS	10,817	906,983
Danske Bank AS	41,578	1,110,766
Demant AS *	12,776	560,027
DSV AS	16,777	2,945,360
Genmab AS *	4,957	1,581,936
H Lundbeck AS	21,000	101,879
Novozymes AS, Class B	23,980	1,317,840
Pandora AS	7,588	1,048,636
ROCKWOOL AS, B Shares	1,053	308,133
Tryg AS	15,313	333,123
Vestas Wind Systems AS *	15,861	503,356
		13,510,726
Finland — 0.9%
Fortum OYJ	25,594	369,004
Nokia OYJ @	18,157	61,176
Nokia OYJ, ADR @	486,141	1,662,602
Nordea Bank Abp	47,570	589,532
Stora Enso OYJ, R Shares @	73,527	1,016,656
UPM-Kymmene OYJ @	25,857	972,237
		4,671,207
France — 11.7%
Accor SA	6,035	230,517
Adevinta ASA *	8,113	89,755
ALD SA ±	6,961	49,527
Amundi SA ±	5,568	378,643
Arkema SA	12,548	1,426,794
AXA SA	26,670	868,255
BNP Paribas SA	57,117	3,946,570
Bollore SE	130,191	812,761
Bouygues SA	48,843	1,839,759
Carrefour SA	128,110	2,342,739
Cie de Saint-Gobain SA	92,022	6,771,836
Cie Generale des Etablissements Michelin SCA	119,912	4,296,953
Credit Agricole SA	62,747	890,252
Eiffage SA	11,127	1,191,760
Engie SA	143,510	2,521,855
Orange SA	322,578	3,669,358
Publicis Groupe SA	20,708	1,920,290

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Renault SA	29,529	$1,203,049
Rexel SA	18,626	509,325
Sanofi SA	38,892	3,853,830
Societe Generale SA	80,634	2,138,608
TotalEnergies SE	332,966	22,642,797
Vinci SA	1,446	181,501
Vivendi SE	40,220	429,623
		64,206,357
Germany — 6.6%
BASF SE	73,103	3,936,647
Bayer AG	93,338	3,465,252
Bayerische Motoren Werke AG	40,060	4,456,919
Commerzbank AG	122,047	1,449,736
Continental AG	11,926	1,012,706
Covestro AG *±	22,452	1,305,721
Daimler Truck Holding AG	61,594	2,313,248
Deutsche Bank AG =	46,122	629,530
Deutsche Bank AG	92,725	1,256,424
E.ON SE	32,431	434,997
Evonik Industries AG	20,942	427,700
Fresenius Medical Care AG	20,893	875,541
Fresenius SE & Co. KGaA	42,320	1,311,407
Hapag-Lloyd AG ±	402	59,911
Heidelberg Materials AG	25,898	2,314,083
Mercedes-Benz Group AG	122,485	8,457,844
RWE AG	32,833	1,492,610
Siemens Energy AG *	13,742	182,046
Vitesco Technologies Group AG *	911	94,505
Volkswagen AG	4,164	544,497
Wacker Chemie AG	1,080	136,276
		36,157,600
Hong Kong — 1.5%
BOC Hong Kong Holdings Ltd.	302,500	821,284
Cathay Pacific Airways Ltd. @*	230,363	240,733
CK Asset Holdings Ltd.	210,069	1,054,582
CK Hutchison Holdings Ltd.	324,624	1,739,837
CK Infrastructure Holdings Ltd.	24,000	132,778
Hang Lung Properties Ltd.	194,000	270,311
Henderson Land Development Co. Ltd.	112,684	347,064
Hong Kong & China Gas Co. Ltd.	135,000	103,387
MTR Corp. Ltd.	25,669	99,606
New World Development Co. Ltd.	65,859	102,223
Sun Hung Kai Properties Ltd.	145,677	1,575,517
Swire Pacific Ltd., Class A	53,500	452,885
Swire Pacific Ltd., Class B	127,500	166,876
Tsim Sha Tsui Properties Ltd. @	6,907	15,727
WH Group Ltd. ±	1,427,959	921,677
		8,044,487
Ireland — 0.3%
AIB Group PLC	42,862	183,592
Bank of Ireland Group PLC	56,367	511,376
Flutter Entertainment PLC *	3,025	537,501
Smurfit Kappa Group PLC	10,152	402,118
		1,634,587
Israel — 0.5%
Bank Hapoalim BM	56,083	503,586
Bank Leumi Le-Israel BM	144,144	1,158,949
Delek Group Ltd.	904	116,853
Harel Insurance Investments & Financial Services Ltd.	13,270	104,018
Israel Discount Bank Ltd., Class A	113,726	568,541
Menora Mivtachim Holdings Ltd.	591	15,181
Migdal Insurance & Financial Holding Ltd.	22,264	25,298
Phoenix Holdings Ltd. (The)	15,023	152,074
		2,644,500
Italy — 1.3%
Banco BPM SpA	43,063	227,286
Eni SpA	102,840	1,742,462
Intesa Sanpaolo SpA	132,936	387,946
Telecom Italia SpA @*	570,741	185,366
UniCredit SpA	172,773	4,685,351
		7,228,411
Japan — 20.6%
AGC, Inc. @	48,500	1,801,035
Air Water, Inc.	14,100	192,650
Aisin Corp.	22,500	787,181
Alfresa Holdings Corp.	7,700	130,873
Amada Co. Ltd.	37,100	386,787
Aozora Bank Ltd. @	4,800	104,272
Asahi Group Holdings Ltd.	20,300	757,003
Asahi Kasei Corp.	191,300	1,409,650
Bridgestone Corp. @	18,500	766,241
Brother Industries Ltd.	35,600	568,211
Canon Marketing Japan, Inc. @	9,700	294,165
Canon, Inc. @	5,400	138,638
Chiba Bank Ltd. (The)	63,800	460,853
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	114,865
COMSYS Holdings Corp.	2,900	63,965
Concordia Financial Group Ltd.	111,200	508,365
Cosmo Energy Holdings Co. Ltd.	11,900	478,194
Dai-ichi Life Holdings, Inc.	77,400	1,642,417
Daicel Corp.	52,000	503,773
Daiwa House Industry Co. Ltd.	42,100	1,275,540
Daiwa Securities Group, Inc.	41,200	277,326
Dowa Holdings Co. Ltd.	9,600	350,774
ENEOS Holdings, Inc.	470,600	1,870,385
FUJIFILM Holdings Corp.	14,900	895,374
Fujikura Ltd.	10,500	80,761
Fukuoka Financial Group, Inc.	13,600	320,902
Hachijuni Bank Ltd. (The)	8,600	47,922
Hankyu Hanshin Holdings, Inc.	26,100	830,943
Haseko Corp.	30,800	400,182
Hitachi Construction Machinery Co. Ltd.	8,000	211,461
Honda Motor Co. Ltd.	466,200	4,847,157
Idemitsu Kosan Co. Ltd.	147,000	800,160
IHI Corp. @	4,900	95,950
Iida Group Holdings Co. Ltd.	33,400	500,171
INFRONEER Holdings, Inc.	12,800	127,410
Inpex Corp. @	144,500	1,951,775
Isetan Mitsukoshi Holdings Ltd.	25,900	281,777
Isuzu Motors Ltd.	85,200	1,097,328
Iwatani Corp.	4,900	223,558
J Front Retailing Co. Ltd.	35,100	319,385
Japan Post Holdings Co. Ltd.	71,600	639,576
Japan Post Insurance Co. Ltd.	4,500	79,915
JFE Holdings, Inc.	50,400	781,915
JTEKT Corp.	43,200	365,668

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
K’s Holdings Corp.	32,000	$299,801
Kajima Corp.	54,000	902,489
Kamigumi Co. Ltd.	15,700	374,796
Kaneka Corp.	5,000	127,021
Kawasaki Heavy Industries Ltd.	32,800	725,555
Kobe Steel Ltd.	19,500	252,324
Koito Manufacturing Co. Ltd.	12,200	190,138
Komatsu Ltd.	43,100	1,127,325
Kubota Corp.	31,200	469,660
Kuraray Co. Ltd.	76,400	772,399
Kyoto Financial Group, Inc.	26,000	405,028
Lixil Corp.	42,700	533,144
LY Corp.	188,400	667,684
Mabuchi Motor Co. Ltd.	10,200	169,204
Marubeni Corp.	69,800	1,103,187
Mazda Motor Corp.	65,100	703,403
Mebuki Financial Group, Inc.	83,070	252,686
Medipal Holdings Corp.	17,700	286,903
Mitsubishi Chemical Group Corp.	185,800	1,138,519
Mitsubishi Corp.	321,300	5,135,103
Mitsubishi Electric Corp.	57,800	819,448
Mitsubishi Estate Co. Ltd.	82,000	1,129,972
Mitsubishi Gas Chemical Co., Inc.	26,800	428,705
Mitsubishi Logistics Corp.	2,500	75,337
Mitsubishi Motors Corp.	88,400	281,501
Mitsubishi UFJ Financial Group, Inc.	206,400	1,773,430
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	3,367,009
Mitsui Chemicals, Inc.	47,200	1,399,932
Mitsui Fudosan Co. Ltd.	54,100	1,326,793
Mizuho Financial Group, Inc.	116,740	1,997,413
MS&AD Insurance Group Holdings, Inc.	24,728	972,635
NEC Corp.	32,100	1,900,957
NGK Insulators Ltd.	41,200	492,501
NH Foods Ltd.	8,133	275,714
Nikon Corp.	9,800	97,027
NIPPON EXPRESS HOLDINGS, Inc.	15,900	903,706
Nippon Steel Corp.	60,327	1,381,959
Nissan Motor Co. Ltd.	222,800	875,715
Niterra Co. Ltd.	18,000	427,532
Nomura Holdings, Inc.	175,700	794,638
Nomura Real Estate Holdings, Inc.	23,700	623,428
NSK Ltd.	59,600	322,516
Obayashi Corp.	72,500	627,305
Oji Holdings Corp.	226,000	870,340
Otsuka Holdings Co. Ltd.	10,100	378,857
Panasonic Holdings Corp.	194,100	1,922,416
Resona Holdings, Inc.	206,800	1,050,867
Resonac Holdings Corp.	14,000	279,007
Ricoh Co. Ltd.	81,000	622,149
Rohm Co. Ltd.	24,600	471,500
Sankyo Co. Ltd.	6,500	379,074
Sankyu, Inc.	1,500	55,117
SBI Holdings, Inc.	20,500	461,177
Seibu Holdings, Inc.	9,600	133,243
Seiko Epson Corp.	40,700	609,201
Seino Holdings Co. Ltd.	20,400	309,328
Sekisui Chemical Co. Ltd.	16,000	230,638
Sekisui House Ltd.	58,000	1,288,340
Shimizu Corp.	49,600	329,471
Shizuoka Financial Group, Inc.	46,000	389,858
Sohgo Security Services Co. Ltd.	12,000	69,038
Sojitz Corp.	35,820	809,126
Sompo Holdings, Inc.	5,900	288,556
Subaru Corp.	90,700	1,663,477
SUMCO Corp. @	46,300	694,336
Sumitomo Chemical Co. Ltd.	157,200	383,523
Sumitomo Corp.	94,000	2,050,667
Sumitomo Electric Industries Ltd.	164,200	2,090,930
Sumitomo Forestry Co. Ltd. @	33,800	1,007,528
Sumitomo Heavy Industries Ltd.	26,000	655,532
Sumitomo Metal Mining Co. Ltd.	35,500	1,069,028
Sumitomo Mitsui Financial Group, Inc.	71,100	3,469,277
Sumitomo Mitsui Trust Holdings, Inc.	49,800	955,736
Sumitomo Realty & Development Co. Ltd.	42,000	1,249,277
Sumitomo Rubber Industries Ltd.	42,800	465,033
Suzuken Co. Ltd.	1,100	36,425
Suzuki Motor Corp.	20,700	885,696
Taiheiyo Cement Corp.	7,500	154,574
Taisei Corp.	7,200	246,230
Takashimaya Co. Ltd.	13,100	178,522
Takeda Pharmaceutical Co. Ltd.	126,173	3,627,697
TDK Corp.	3,300	157,206
Teijin Ltd.	32,399	307,101
THK Co. Ltd. @	10,700	209,788
Tokyo Tatemono Co. Ltd.	37,600	563,200
Tokyu Fudosan Holdings Corp.	132,300	845,782
Toray Industries, Inc.	166,100	863,602
Tosoh Corp.	58,300	744,669
Toyo Seikan Group Holdings Ltd.	16,700	270,872
Toyo Tire Corp.	7,400	123,858
Toyoda Gosei Co. Ltd.	15,300	287,065
Toyota Boshoku Corp.	6,500	103,147
Toyota Motor Corp.	322,150	5,918,650
Toyota Tsusho Corp.	16,000	942,752
Yamada Holdings Co. Ltd.	93,100	289,468
Yamaha Motor Co. Ltd. @	111,600	996,881
Yokohama Rubber Co. Ltd. (The) @	27,600	632,843
Zeon Corp.	28,500	264,888
		113,066,558
Netherlands — 4.8%
ABN AMRO Group NV, GDR ±	42,957	644,470
Aegon Ltd.	149,418	865,658
Akzo Nobel NV	17,322	1,430,755
ArcelorMittal SA	60,669	1,722,393
ArcelorMittal SA =	1,708	48,411
ASR Nederland NV	2,953	139,201
Coca-Cola Europacific Partners PLC	10,606	704,851
Heineken NV	16,759	1,700,991
ING Groep NV	253,754	3,789,062
JDE Peet’s NV @	9,259	248,995
Koninklijke Ahold Delhaize NV	179,778	5,163,092
Koninklijke KPN NV	211,274	727,230
Koninklijke Philips NV ¢	34,541	804,004
Koninklijke Philips NV @*	17,339	404,519
NN Group NV	31,090	1,227,005
Randstad NV	16,773	1,050,259
Stellantis NV =	191,757	4,477,247
Stellantis NV @	56,317	1,313,312
		26,461,455
New Zealand — 0.2%
Auckland International Airport Ltd. @	100,959	561,627
EBOS Group Ltd.	1,249	28,029
Fletcher Building Ltd.	101,890	307,879
Genesis Energy Ltd.	26,157	41,421
Infratil Ltd.	15,725	99,704
Mercury NZ Ltd.	18,796	78,420

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
New Zealand (Continued)
Port of Tauranga Ltd.	3,033	$10,737
Ryman Healthcare Ltd. @*	22,869	85,294
Summerset Group Holdings Ltd.	14,664	95,016
		1,308,127
Norway — 0.7%
Aker ASA, A Shares	296	19,403
Aker BP ASA	20,563	598,074
DNB Bank ASA	51,195	1,088,408
Norsk Hydro ASA	88,167	593,571
SpareBank 1 SR-Bank ASA	18,440	233,951
Stolt-Nielsen Ltd.	3,929	120,462
Storebrand ASA	31,353	277,860
Subsea 7 SA	28,831	420,551
Wallenius Wilhelmsen ASA	13,553	118,723
Yara International ASA	13,680	486,345
		3,957,348
Portugal — 0.1%
EDP Renovaveis SA @	3,173	64,890
Galp Energia SGPS SA	16,108	237,218
		302,108
Singapore — 1.0%
BW LPG Ltd. ±	5,825	86,745
CapitaLand Investment Ltd.	92,300	221,002
City Developments Ltd.	34,200	172,328
Great Eastern Holdings Ltd.	3,000	40,007
Hafnia Ltd.	12,769	88,228
Hongkong Land Holdings Ltd.	101,200	352,176
Keppel Corp. Ltd.	241,100	1,291,591
Keppel REIT	48,220	33,980
Olam Group Ltd.	94,300	74,311
Oversea-Chinese Banking Corp. Ltd.	82,149	809,196
Seatrium Ltd. *	5,948,805	531,888
United Overseas Bank Ltd.	39,600	853,662
UOL Group Ltd. @	47,218	224,686
Wilmar International Ltd.	273,400	739,563
		5,519,363
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	91,765	833,327
Banco Bilbao Vizcaya Argentaria SA, ADR	180,366	1,643,134
Banco de Sabadell SA	74,625	91,692
Banco Santander SA	1,654,430	6,902,910
Banco Santander SA, ADR	210,864	872,977
CaixaBank SA	153,421	631,069
Repsol SA	211,452	3,139,667
Telefonica SA, ADR @	6,496	25,334
		14,140,110
Sweden — 2.9%
Billerud Aktiebolag	22,377	227,186
Boliden AB	34,071	1,062,391
Dometic Group AB ±	15,032	134,313
Essity AB, B Shares	3,803	94,264
Getinge AB, B Shares	7,190	159,896
Holmen AB, B Shares	8,941	377,371
Husqvarna AB, B Shares @	42,676	351,104
Loomis AB	8,247	218,807
Millicom International Cellular SA, SDR *	20,565	367,522
Saab AB, Class B	4,192	252,533
Securitas AB, B Shares	59,785	584,332
Skandinaviska Enskilda Banken AB, Class A	140,768	1,937,190
Skanska AB, B Shares	40,249	727,679
SKF AB, B Shares	64,782	1,292,936
SKF AB, Class A	839	16,886
SSAB AB, A Shares	29,362	223,227
SSAB AB, B Shares	84,454	645,418
Svenska Cellulosa AB SCA, A Shares	244	3,624
Svenska Cellulosa AB SCA, B Shares	25,812	386,692
Svenska Handelsbanken AB, A Shares	54,423	590,578
Svenska Handelsbanken AB, B Shares @	1,918	24,759
Swedbank AB, A Shares	38,879	783,667
Swedish Orphan Biovitrum AB *	7,957	210,639
Tele2 AB, B Shares	45,909	393,907
Telefonaktiebolaget LM Ericsson, B Shares	195,119	1,220,890
Telia Co. AB	260,862	665,471
Trelleborg AB, B Shares	10,544	352,928
Volvo AB, B Shares	93,011	2,413,331
Volvo Car AB, Class B @*	39,107	126,246
		15,845,787
Switzerland — 10.1%
Alcon, Inc. µ	30,384	2,371,328
Alcon, Inc. @	1,965	153,506
Baloise Holding AG	4,379	686,228
Banque Cantonale Vaudoise @	1,642	211,827
Barry Callebaut AG	242	408,297
Cie Financiere Richemont SA, Class A	33,824	4,655,048
DSM-Firmenich AG	11,057	1,122,987
Holcim AG	47,111	3,698,078
Julius Baer Group Ltd.	36,354	2,038,037
Lonza Group AG	4,850	2,039,647
Novartis AG	122,351	12,346,388
Sandoz Group AG *	24,470	787,299
Sandoz Group AG, ADR @*	572	18,310
SIG Group AG	33,586	772,712
Swatch Group AG (The) µ	6,226	326,087
Swatch Group AG (The) µ	1,459	396,561
Swiss Life Holding AG	4,035	2,801,783
Swiss Prime Site AG	1,574	168,151
Swiss Re AG	23,316	2,621,439
Swisscom AG	4,128	2,483,524
UBS Group AG	232,018	7,200,130
Zurich Insurance Group AG	16,076	8,402,603
		55,709,970
United Kingdom — 12.3%
Anglo American PLC	68,697	1,725,549
Associated British Foods PLC	8,010	241,669
Aviva PLC	95,852	531,107
Barclays PLC, ADR @	344,451	2,714,274
Barratt Developments PLC	47,310	339,269
BP PLC	299,981	1,782,421
BP PLC, ADR	79,258	2,805,733
British American Tobacco PLC	112,193	3,282,722
BT Group PLC	1,231,112	1,939,577
DCC PLC	2,839	209,090
DS Smith PLC	173,685	680,324
Endeavour Mining PLC	18,998	426,829
Glencore PLC	465,148	2,799,085

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
HSBC Holdings PLC	18,452	$149,469
HSBC Holdings PLC, ADR @	204,163	8,276,768
Investec PLC	25,929	175,762
J Sainsbury PLC	242,304	934,589
Kingfisher PLC	299,798	929,741
Lloyds Banking Group PLC	5,603,835	3,407,891
Lloyds Banking Group PLC, ADR	217,015	518,666
Marks & Spencer Group PLC	24,148	83,845
Melrose Industries PLC	49,543	358,313
Natwest Group PLC	172,450	482,271
Natwest Group PLC, ADR @	116,916	658,237
Persimmon PLC	11,130	197,055
Phoenix Group Holdings PLC	26,153	178,414
Shell PLC, ADR	389,196	25,609,097
Standard Chartered PLC	199,242	1,692,923
Tesco PLC	378,871	1,402,906
Vodafone Group PLC	3,477,659	3,039,127
		67,572,723
United States — 0.8%
CRH PLC	40,650	2,811,354
Newmont Corp., CDI	32,086	1,328,081
		4,139,435
TOTAL COMMON STOCKS (Identified Cost $432,543,734)		539,808,434
PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 9.483%	7,858	780,302
Henkel AG & Co. KGaA, 2.542%	3,155	253,769
Porsche Automobil Holding SE, 5.536%	11,784	602,574
Volkswagen AG, 7.837%	22,302	2,752,549
		4,389,194
TOTAL PREFERRED STOCKS (Identified Cost $6,382,660)		4,389,194
SHORT-TERM INVESTMENTS — 4.6%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.070%	275,976	275,976
Collateral For Securities On Loan — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	24,711,549	24,711,549
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,987,525)		24,987,525
Total Investments — 103.7% (Identified Cost $463,913,919)		569,185,153
Liabilities, Less Cash and Other Assets — (3.7%)		(20,177,153)
Net Assets — 100.0%		$549,008,000

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $46,161,764.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2023 amounted to $3,810,049 or 0.69% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt
CDI — Crest Depositary Interest
SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Belgium — 0.0%
Titan Cement International SA	2,956	$69,997
Brazil — 3.8%
Atacadao SA	28,162	72,179
Banco Bradesco SA	70,133	220,609
Banco Bradesco SA, ADR @	136,380	477,330
Banco do Brasil SA	51,498	587,219
Banco Santander Brasil SA	19,597	130,308
BRF SA *	36,553	103,919
Camil Alimentos SA	8,900	15,482
Cia Siderurgica Nacional SA	34,656	140,262
Cia Siderurgica Nacional SA, ADR	17,252	67,800
Cielo SA	31,090	30,017
Cogna Educacao SA *	137,975	99,130
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,113	149,276
Desktop SA ±	3,400	9,883
Dexco SA	34,954	58,070
Diagnosticos da America SA *	5,700	11,288
Embraer SA *	3,894	17,949
Embraer SA, ADR *	12,729	234,850
Empreendimentos Pague Menos SA	24,500	19,973
Enauta Participacoes SA	13,118	54,253
Ez Tec Empreendimentos e Participacoes SA	8,100	31,182
Gerdau SA, ADR	101,234	490,985
Grupo Casas Bahia SA *	5,728	13,419
Grupo De Moda Soma SA	32,600	49,998
Grupo SBF SA	13,400	32,358
Hapvida Participacoes e Investimentos SA *±	242,052	221,741
Iochpe Maxion SA	12,197	32,366
IRB Brasil Resseguros SA *	5,122	46,711
Jalles Machado SA	15,681	25,309
JBS SA	63,545	325,862
JHSF Participacoes SA	40,831	46,819
Locaweb Servicos de Internet SA ±	18,032	22,310
Movida Participacoes SA	18,600	45,527
MRV Engenharia e Participacoes SA *	6,245	14,437
Natura & Co. Holding SA *	68,808	239,247
Petroleo Brasileiro SA	344,373	2,763,435
Petroleo Brasileiro SA, ADR	1,600	25,552
Petroreconcavo SA	7,700	34,429
TIM SA	49,401	182,345
Tupy SA	3,847	23,030
Vale SA	20,412	324,400
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,200	13,505
Zamp SA *	22,200	26,050
		7,530,814
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	13,200	14,555
Canada — 0.0%
China Gold International Resources Corp. Ltd.	13,700	58,513
Cayman Islands — 0.0%
Baozun, Inc., Class A *@	4,600	4,136
Edvantage Group Holdings Ltd.	32,244	10,447
Fulgent Sun International Holding Co. Ltd.	8,000	34,799
Gourmet Master Co. Ltd.	5,000	16,536
		65,918
Chile — 0.5%
Banco de Credito e Inversiones SA	470	12,723
CAP SA	4,662	38,100
Cencosud SA	18,885	35,476
Cia Sud Americana de Vapores SA	664,643	40,813
Empresa Nacional de Telecomunicaciones SA	13,467	49,378
Empresas CMPC SA	85,818	165,595
Empresas Copec SA	28,747	209,156
Enel Americas SA *	983,394	108,831
Falabella SA *	38,983	97,346
Grupo Security SA	48,193	14,111
Inversiones Aguas Metropolitanas SA	38,384	32,023
PAZ Corp. SA	9,073	4,982
Ripley Corp. SA	81,141	16,145
Salfacorp SA	23,235	12,066
Sigdo Koppers SA	27,803	39,921
SMU SA	147,411	27,072
Sociedad Matriz SAAM SA	298,644	36,949
SONDA SA	83,103	36,314
		977,001
China — 25.8%
360 Security Technology, Inc., Class A *	20,500	26,043
361 Degrees International Ltd.	71,000	31,552
3SBio, Inc. ±	106,000	102,084
A-Living Smart City Services Co. Ltd. ±	52,500	24,070
AAC Technologies Holdings, Inc.	60,500	179,753
Accelink Technologies Co. Ltd., Class A	7,000	28,129
Addsino Co. Ltd., Class A	16,300	19,237
Advanced Technology & Materials Co. Ltd., Class A	13,900	17,619
Agricultural Bank of China Ltd., H Shares	1,776,000	684,608
Alibaba Group Holding Ltd.	344,200	3,332,461
Aluminum Corp. of China Ltd., H Shares	328,000	163,821
Angang Steel Co. Ltd., H Shares	142,999	28,202
Anhui Conch Cement Co. Ltd., H Shares	97,500	225,255
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	8,816
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	5,389
Anhui Jinhe Industrial Co. Ltd., Class A	5,000	15,447
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	14,555
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	23,197
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	16,279
Avary Holding Shenzhen Co. Ltd., Class A	12,300	38,710
AviChina Industry & Technology Co. Ltd., H Shares	254,000	108,971
BAIC Motor Corp. Ltd., H Shares ±	145,000	42,338
Baidu, Inc., ADR *	11,412	1,359,055
Baidu, Inc., Class A *	6,850	101,849
Bank of Beijing Co. Ltd., Class A	98,400	62,851
Bank of Changsha Co. Ltd., Class A	25,500	24,521
Bank of Chengdu Co. Ltd., Class A	26,000	41,279
Bank of China Ltd., H Shares	5,702,902	2,176,429
Bank of Chongqing Co. Ltd., H Shares @	46,500	23,582
Bank of Communications Co. Ltd., H Shares	529,400	330,176
Bank of Guiyang Co. Ltd., Class A	22,500	16,307
Bank of Hangzhou Co. Ltd., Class A	32,101	45,308
Bank of Jiangsu Co. Ltd., Class A	80,100	75,558
Bank of Nanjing Co. Ltd., Class A	61,300	63,788
Bank of Ningbo Co. Ltd., Class A	38,780	109,961
Bank of Shanghai Co. Ltd., Class A	68,500	57,661
Bank of Suzhou Co. Ltd., Class A	22,220	20,239
Baoshan Iron & Steel Co. Ltd., Class A	100,300	83,864
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
BBMG Corp., H Shares	184,000	$17,202
Beijing Capital Development Co. Ltd., Class A	12,200	5,229
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	18,206
Beijing Dabeinong Technology Group Co. Ltd., Class A	18,000	15,126
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	14,543
Beijing Enterprises Holdings Ltd.	46,000	159,941
Beijing Enterprises Water Group Ltd.	448,000	99,830
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	10,357
Beijing Haixin Energy Technology Co. Ltd., Class A *	35,800	17,718
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	20,486
Beijing Jingyuntong Technology Co. Ltd., Class A *	22,000	14,176
Beijing New Building Materials PLC, Class A	10,000	32,938
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	10,868
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,911
Beijing Shougang Co. Ltd., Class A *	27,500	13,416
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	12,787
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	11,682
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	74,922
BGI Genomics Co. Ltd., Class A	1,800	12,182
BOC International China Co. Ltd., Class A	14,300	20,748
BOE Technology Group Co. Ltd., Class A	220,300	121,143
Bohai Leasing Co. Ltd., Class A *	64,900	19,583
Bright Dairy & Food Co. Ltd., Class A	7,700	9,478
Brilliance China Automotive Holdings Ltd. @	178,000	99,161
BTG Hotels Group Co. Ltd., Class A *	5,700	12,554
BYD Electronic International Co. Ltd.	14,000	65,621
C C Land Holdings Ltd. @	106,500	19,640
C&D International Investment Group Ltd.	40,795	86,935
Caitong Securities Co. Ltd., Class A	15,470	16,927
Canmax Technologies Co. Ltd., Class A	4,800	17,157
CECEP Solar Energy Co. Ltd., Class A	30,100	23,682
CECEP Wind-Power Corp., Class A	49,010	20,731
CGN New Energy Holdings Co. Ltd. @	130,000	33,464
Changjiang Securities Co. Ltd., Class A	39,900	30,267
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	12,740
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	10,353
Chengxin Lithium Group Co. Ltd., Class A	5,600	17,963
China Baoan Group Co. Ltd., Class A	9,000	14,898
China BlueChemical Ltd., H Shares	10,000	2,523
China Bohai Bank Co. Ltd., Class H *@±	141,000	20,405
China CAMC Engineering Co. Ltd., Class A	20,600	23,585
China Cinda Asset Management Co. Ltd., Class H	390,000	38,958
China Citic Bank Corp. Ltd., H Shares	613,000	288,895
China Coal Energy Co. Ltd., H Shares	181,000	164,577
China Communication Services Corp. Ltd., H Shares	231,600	96,098
China Conch Environment Protection Holdings Ltd. *	97,500	19,479
China Conch Venture Holdings Ltd.	98,500	81,742
China Construction Bank Corp., H Shares	7,488,810	4,459,623
China CSSC Holdings Ltd., Class A	6,500	26,982
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	22,785
China Education Group Holdings Ltd.	30,000	18,826
China Energy Engineering Corp. Ltd., Class A	88,674	26,256
China Energy Engineering Corp. Ltd., H Shares @	152,000	15,183
China Everbright Bank Co. Ltd., H Shares	241,000	71,604
China Feihe Ltd. ±	243,000	132,882
China Foods Ltd.	86,000	32,380
China Galaxy Securities Co. Ltd., H Shares	194,500	102,873
China Gas Holdings Ltd.	228,400	225,519
China Great Wall Securities Co. Ltd., Class A	8,500	9,588
China Greatwall Technology Group Co. Ltd., Class A	15,387	21,956
China Hongqiao Group Ltd.	189,000	154,666
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	47,679
China Jinmao Holdings Group Ltd.	484,018	46,490
China Jushi Co. Ltd., Class A	22,631	31,367
China Lesso Group Holdings Ltd.	100,000	52,251
China Lilang Ltd.	31,000	16,793
China Medical System Holdings Ltd.	97,000	171,925
China Meheco Co. Ltd., Class A	13,860	21,829
China Meidong Auto Holdings Ltd.	22,000	13,383
China Merchants Bank Co. Ltd., H Shares	303,500	1,057,207
China Merchants Energy Shipping Co. Ltd., Class A	27,400	22,717
China Merchants Port Holdings Co. Ltd.	99,712	135,869
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	8,432
China Merchants Securities Co. Ltd., H Shares ±	19,660	16,089
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	29,562
China Minsheng Banking Corp. Ltd., H Shares	395,880	134,351
China Modern Dairy Holdings Ltd. @	290,000	27,483
China National Accord Medicines Corp. Ltd., Class A	6,760	27,632
China National Building Material Co. Ltd., H Shares	396,850	169,748
China National Chemical Engineering Co. Ltd., Class A	38,700	34,705
China National Nuclear Power Co. Ltd., Class A	101,100	106,913
China New Higher Education Group Ltd. ±	74,000	20,186
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A *	15,100	9,581
China Nonferrous Mining Corp. Ltd.	70,000	45,988
China Oil & Gas Group Ltd. *	200,000	6,198

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Oilfield Services Ltd., H Shares	122,000	$124,680
China Overseas Grand Oceans Group Ltd.	141,402	46,539
China Overseas Land & Investment Ltd.	279,000	491,649
China Pacific Insurance Group Co. Ltd., H Shares	162,600	328,178
China Petroleum & Chemical Corp., H Shares	1,946,400	1,019,501
China Railway Group Ltd., H Shares	291,000	129,689
China Railway Signal & Communication Corp. Ltd., H Shares ±	149,000	49,613
China Renaissance Holdings Ltd. *@±§	11,300	3,945
China Resources Building Materials Technology Holdings Ltd.	238,000	51,815
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,522
China Resources Gas Group Ltd.	74,500	244,247
China Resources Land Ltd.	302,000	1,082,922
China Resources Medical Holdings Co. Ltd.	71,500	44,135
China Resources Pharmaceutical Group Ltd. ±	134,500	88,363
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	5,100	35,761
China Risun Group Ltd. @	58,000	24,437
China Shanshui Cement Group Ltd. *@	53,000	3,597
China Shenhua Energy Co. Ltd., H Shares	195,000	668,022
China Shineway Pharmaceutical Group Ltd.	36,000	33,517
China South Publishing & Media Group Co. Ltd., Class A	11,600	16,634
China State Construction Engineering Corp. Ltd., Class A	191,200	129,674
China State Construction International Holdings Ltd.	50,000	57,822
China Sunshine Paper Holdings Co. Ltd. *	26,000	9,057
China Taiping Insurance Holdings Co. Ltd.	137,800	118,591
China Tianrui Group Cement Co. Ltd. *@	11,000	7,044
China Tower Corp. Ltd., Class H ±	3,648,000	383,090
China Traditional Chinese Medicine Holdings Co. Ltd. @	260,000	130,857
China TransInfo Technology Co. Ltd., Class A *	6,900	10,906
China Travel International Investment Hong Kong Ltd. @	180,000	30,889
China Vanke Co. Ltd., Class H	133,972	123,875
China Yongda Automobiles Services Holdings Ltd.	84,000	31,519
China Zheshang Bank Co. Ltd., Class H	124,800	32,285
Chinasoft International Ltd.	42,000	32,219
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	17,097
Chongqing Changan Automobile Co. Ltd., Class A	40,430	95,942
Chongqing Department Store Co. Ltd., Class A	2,400	9,543
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	87,697
Chow Tai Seng Jewellery Co. Ltd., Class A	9,125	19,531
CIFI Ever Sunshine Services Group Ltd.	18,000	3,343
CIMC Enric Holdings Ltd.	74,000	66,907
CITIC Ltd.	356,000	355,612
CITIC Securities Co. Ltd., Class H	83,950	171,373
Citychamp Watch & Jewellery Group Ltd. *	62,000	9,131
CMGE Technology Group Ltd. *@	90,000	15,099
CMOC Group Ltd., Class H	66,000	36,091
CNGR Advanced Material Co. Ltd., Class A	1,800	12,469
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	13,556
CNOOC Energy Technology & Services Ltd., Class A	62,100	24,955
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	15,051
COFCO Biotechnology Co. Ltd., Class A	15,100	14,137
COFCO Joycome Foods Ltd. *@	66,000	15,890
Concord New Energy Group Ltd.	420,000	34,424
Consun Pharmaceutical Group Ltd.	23,000	14,050
COSCO Shipping Development Co. Ltd., H Shares	324,200	33,215
COSCO Shipping Energy Transportation Co. Ltd., H Shares @	74,000	69,844
COSCO Shipping Holdings Co. Ltd., H Shares	244,199	245,497
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	13,237
COSCO SHIPPING Ports Ltd.	156,998	113,398
CPMC Holdings Ltd.	53,000	45,680
CRRC Corp. Ltd., Class H	177,000	77,977
CSG Holding Co. Ltd., Class A	19,500	15,315
CSSC Hong Kong Shipping Co. Ltd.	70,000	13,268
CTS International Logistics Corp. Ltd., Class A	11,000	11,462
Daan Gene Co. Ltd., Class A	9,400	12,830
Daqin Railway Co. Ltd., Class A	85,800	87,225
DBG Technology Co. Ltd., Class A	7,000	23,234
DHC Software Co. Ltd., Class A	28,100	24,446
Dian Diagnostics Group Co. Ltd., Class A	4,800	16,115
Digital China Holdings Ltd.	62,000	18,421
Digital China Information Service Group Co. Ltd., Class A	10,000	15,919
Dong-E-E-Jiao Co. Ltd., Class A	3,300	22,949
Dongfang Electric Corp. Ltd. H Shares	21,000	19,202
Dongxing Securities Co. Ltd., Class A	12,000	13,925
Dongyue Group Ltd. @	104,000	75,251
E-Commodities Holdings Ltd.	94,000	18,659
EEKA Fashion Holdings Ltd.	8,000	14,528
Essex Bio-technology Ltd.	37,000	11,799
Eternal Asia Supply Chain Management Ltd., Class A	24,300	15,350
Fangda Carbon New Material Co. Ltd., Class A *	15,700	11,600
Fangda Special Steel Technology Co. Ltd., Class A *	19,000	12,350
Far East Horizon Ltd. @	187,000	147,042
FAW Jiefang Group Co. Ltd. *	24,100	28,884
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	13,608
FIH Mobile Ltd. *	45,000	3,515
FinVolution Group, ADR	11,439	56,051
Fosun International Ltd.	195,500	114,919
Founder Securities Co. Ltd., Class A	23,800	27,048
Foxconn Industrial Internet Co. Ltd., Class A	58,500	124,717
Fu Shou Yuan International Group Ltd.	44,000	29,865
Fufeng Group Ltd.	153,000	84,842
Fujian Funeng Co. Ltd., Class A	18,330	21,374
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	7,092
GCL Energy Technology Co. Ltd.	4,200	7,331
GCL Technology Holdings Ltd.	395,000	62,727
GDS Holdings Ltd., Class A *@	72,300	83,888
Geely Automobile Holdings Ltd.	455,000	500,538

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
GEM Co. Ltd., Class A	33,500	$25,790
Gemdale Corp., Class A	19,200	11,803
Gemdale Properties & Investment Corp. Ltd. @	442,000	15,849
Genertec Universal Medical Group Co. Ltd. ±	75,500	43,414
GF Securities Co. Ltd., Class H	64,200	76,792
Giant Network Group Co. Ltd., Class A	9,400	14,765
GoerTek, Inc., Class A	18,300	54,212
Goldwind Science & Technology Co. Ltd.	47,800	21,487
Gotion High-tech Co. Ltd., Class A *	5,100	15,461
Grand Pharmaceutical Group Ltd.	88,500	46,355
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	12,563
Greattown Holdings Ltd., Class A *	34,100	14,424
Greatview Aseptic Packaging Co. Ltd. *	88,000	20,962
Gree Electric Appliances, Inc., Class A	13,800	62,596
Greentown China Holdings Ltd. @	78,500	79,923
Greentown Service Group Co. Ltd.	102,000	38,012
GRG Banking Equipment Co. Ltd., Class A	12,500	21,608
Guangdong HEC Technology Holding Co. Ltd., Class A *	11,800	12,196
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	15,149
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,284
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	8,628
Guanghui Energy Co. Ltd., Class A	48,700	49,028
Guangshen Railway Co. Ltd., Class H *	82,000	15,962
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	14,160
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	87,397
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	44,567
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	40,404
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	15,314
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	8,064
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	20,284
Guosen Securities Co. Ltd., Class A	22,400	26,973
Guosheng Financial Holding, Inc., Class A *	14,131	18,570
Guotai Junan Securities Co. Ltd., H Shares ±	29,000	32,645
Haier Smart Home Co. Ltd., Class A	20,500	60,700
Hainan Meilan International Airport Co. Ltd., H Shares *	23,000	20,412
Haitian International Holdings Ltd.	44,000	108,866
Haitong Securities Co. Ltd., Class H	169,600	90,572
Han’s Laser Technology Industry Group Co. Ltd., Class A	8,900	26,002
Hang Zhou Great Star Industrial Co. Ltd., Class A	4,400	13,971
Hangcha Group Co. Ltd., Class A	8,000	28,065
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	23,474
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	8,906
Harbin Electric Co. Ltd., H Shares	74,000	19,617
Health & Happiness H&H International Holdings Ltd.	18,500	28,667
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	13,431
Hengan International Group Co. Ltd.	8,500	31,623
Hengli Petrochemical Co. Ltd., Class A *	35,500	65,922
Hengtong Optic-electric Co. Ltd., Class A	9,680	16,297
Hengyi Petrochemical Co. Ltd., Class A *	25,000	23,688
Hesteel Co. Ltd., Class A	65,500	19,672
Hope Education Group Co. Ltd. *±	120,000	5,532
Hopson Development Holdings Ltd. *	101,900	52,983
Horizon Construction Development Ltd. *	6,925	4,071
Hoyuan Green Energy Co. Ltd., Class A	3,300	15,485
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd. *@±	33,000	79,790
Huafon Chemical Co. Ltd., Class A	27,754	26,258
Huaibei Mining Holdings Co. Ltd., Class A	10,400	24,386
Huapont Life Sciences Co. Ltd., Class A	27,600	18,135
Huatai Securities Co. Ltd., Class H ±	58,600	73,996
Huaxi Securities Co. Ltd., Class A	12,600	13,786
Huaxia Bank Co. Ltd., Class A	43,300	34,312
Huaxin Cement Co. Ltd., Class A	7,000	12,268
Huaxin Cement Co. Ltd., Class H	17,700	15,301
Huayu Automotive Systems Co. Ltd., Class A	17,500	40,171
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	7,048
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	19,499
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	24,189
Humanwell Healthcare Group Co. Ltd., Class A	9,700	34,001
Hunan Valin Steel Co. Ltd., Class A	47,300	34,347
Hytera Communications Corp. Ltd., Class A *	23,400	19,631
Industrial & Commercial Bank of China Ltd., H Shares	4,746,000	2,321,793
Industrial Bank Co. Ltd., Class A	122,900	280,901
Industrial Securities Co. Ltd., Class A	52,910	43,792
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,305
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	34,988
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	24,145
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	16,084
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	29,162
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	28,720
Intco Medical Technology Co. Ltd., Class A	5,700	18,774
JA Solar Technology Co. Ltd., Class A	6,200	18,113
JCET Group Co. Ltd., Class A	12,895	54,291
JD Logistics, Inc. *±	17,100	21,417
JD.com, Inc., Class A	49,300	710,284

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	$18,200
Jiangsu Eastern Shenghong Co. Ltd., Class A	24,600	33,299
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	11,482
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	17,369
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,320	12,773
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	16,171
Jiangsu Shagang Co. Ltd., Class A	38,000	20,468
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	12,350
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	27,304
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	15,231
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	20,253
Jiangxi Copper Co. Ltd., H Shares	70,000	98,969
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	15,584
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	26,078
Jinneng Science&Technology Co. Ltd., Class A	10,600	12,061
Jinxin Fertility Group Ltd. *±	24,000	10,296
Jizhong Energy Resources Co. Ltd., Class A	21,200	21,343
JNBY Design Ltd.	16,500	22,187
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	32,774
Jointown Pharmaceutical Group Co. Ltd., Class A	22,320	22,061
Ju Teng International Holdings Ltd.	56,000	8,391
Kingboard Holdings Ltd.	71,500	171,047
Kingboard Laminates Holdings Ltd.	58,500	50,345
Kingfa Sci & Tech Co. Ltd., Class A	13,400	15,096
Kingsoft Corp. Ltd.	9,400	29,012
Kunlun Energy Co. Ltd.	354,000	319,160
KWG Living Group Holdings Ltd. *	65,000	3,912
Lao Feng Xiang Co. Ltd., Class A	2,700	26,268
LB Group Co. Ltd., Class A	11,200	27,052
Lee & Man Paper Manufacturing Ltd.	122,000	35,779
Legend Holdings Corp., H Shares ±	38,400	36,194
Lenovo Group Ltd.	100,000	139,848
Lens Technology Co. Ltd., Class A	24,140	44,929
Leo Group Co. Ltd., Class A *	48,000	15,431
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	33,495
LexinFintech Holdings Ltd., ADR	4,235	7,792
Leyard Optoelectronic Co. Ltd., Class A	20,300	17,174
Lianhe Chemical Technology Co. Ltd., Class A	6,700	6,736
Lingyi iTech Guangdong Co., Class A	42,800	40,795
Livzon Pharmaceutical Group, Inc., H Shares	6,800	21,031
Longfor Group Holdings Ltd. ±	165,000	264,135
Lonking Holdings Ltd.	158,000	24,686
Luenmei Quantum Co. Ltd., Class A	13,300	10,633
Luxi Chemical Group Co. Ltd., Class A	8,600	12,162
Luye Pharma Group Ltd. *±	161,500	77,146
Maccura Biotechnology Co. Ltd., Class A	3,800	8,074
Mango Excellent Media Co. Ltd., Class A	11,000	39,085
Maoyan Entertainment *±	21,200	24,381
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	29,300	24,829
Metallurgical Corp. of China Ltd., H Shares	225,000	43,798
Midea Real Estate Holding Ltd. ±	14,000	9,628
Ming Yang Smart Energy Group Ltd., Class A	6,800	12,023
Mingfa Group International Co. Ltd. *	91,000	1,865
Minth Group Ltd.	56,000	113,169
MLS Co. Ltd., Class A	20,000	24,421
MMG Ltd. *	236,000	69,816
Nanjing Iron & Steel Co. Ltd., Class A	36,600	19,094
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	7,491
NavInfo Co. Ltd., Class A *	10,200	12,800
NetDragon Websoft Holdings Ltd.	25,500	40,429
New China Life Insurance Co. Ltd., H Shares	57,900	112,856
New Hope Liuhe Co. Ltd., Class A *	12,000	15,769
Newland Digital Technology Co. Ltd., Class A	10,000	27,650
Nexteer Automotive Group Ltd. @	69,000	43,564
Nine Dragons Paper Holdings Ltd. *	173,000	85,298
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	16,418
Ningbo Joyson Electronic Corp., Class A	5,200	13,168
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	16,665
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,600	24,158
Noah Holdings Ltd., ADR	1,172	16,185
Northeast Securities Co. Ltd., Class A	8,500	8,509
Offshore Oil Engineering Co. Ltd., Class A	27,400	22,949
ORG Technology Co. Ltd., Class A	26,800	15,644
Orient Securities Co. Ltd., Class H @±	52,400	23,152
Oriental Energy Co. Ltd., Class A *	11,300	16,411
Oriental Pearl Group Co. Ltd., Class A	10,700	11,345
PAX Global Technology Ltd.	75,000	58,110
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	93,744
PetroChina Co. Ltd., H Shares	2,014,000	1,330,888
PICC Property & Casualty Co. Ltd., H Shares	494,000	587,094
Ping An Bank Co. Ltd., Class A	108,500	143,653
Ping An Insurance Group Co. of China Ltd., Class H	505,500	2,288,458
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	25,916
Poly Property Group Co. Ltd.	200,431	40,813
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	272,758
Power Construction Corp. of China Ltd., Class A	84,900	58,538
Q Technology Group Co. Ltd. *@	31,000	17,627
Qifu Technology, Inc., ADR	6,037	95,505
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	20,191
Radiance Holdings Group Co. Ltd. *@	37,000	17,911
Redco Properties Group Ltd. *@±§	80,000	5,110
Renhe Pharmacy Co. Ltd., Class A	19,700	18,416
Risen Energy Co. Ltd., Class A	6,400	15,927
Rongsheng Petrochemical Co. Ltd., Class A	51,800	75,594
S-Enjoy Service Group Co. Ltd.	35,000	14,119
SAIC Motor Corp. Ltd., Class A	29,700	56,660
Sailun Group Co. Ltd., Class A	13,900	23,029

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sanan Optoelectronics Co. Ltd., Class A	11,300	$22,067
Sansteel Minguang Co. Ltd., Class A	13,700	7,823
Sansure Biotech, Inc., Class A	3,333	9,188
Sany Heavy Equipment International Holdings Co. Ltd.	8,000	7,735
Sany Heavy Industry Co. Ltd., Class A	28,800	55,917
Satellite Chemical Co. Ltd., Class A *	17,026	35,410
Sealand Securities Co. Ltd., Class A	24,800	12,379
Seazen Group Ltd. *@	188,571	30,670
Seazen Holdings Co. Ltd., Class A *	13,800	22,202
SF Holding Co. Ltd., Class A	14,100	80,319
Shaanxi Coal Industry Co. Ltd., Class A	50,037	147,383
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	44,588
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	22,065
Shandong Chenming Paper Holdings Ltd., H Shares *	35,250	9,029
Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	20,600	16,382
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	11,333
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	43,998
Shandong Humon Smelting Co. Ltd., Class A *	10,800	16,416
Shandong Linglong Tyre Co. Ltd., Class A	7,700	20,878
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	15,711
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	28,828
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares @	108,800	106,034
Shanghai AJ Group Co. Ltd., Class A	16,900	12,153
Shanghai Construction Group Co. Ltd., Class A	55,900	18,444
Shanghai Electric Group Co. Ltd., H Shares *	166,000	34,652
Shanghai Environment Group Co. Ltd., Class A	11,600	14,704
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	20,683
Shanghai Industrial Holdings Ltd.	45,000	55,843
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	5,481
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	12,413
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	16,656
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	11,883
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	49,000	71,663
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	110,984
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	41,962
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	20,791
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	15,761
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	21,226
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	55,584
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	83,102
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	29,486
Shanxi Securities Co. Ltd., Class A	24,700	18,772
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	18,039
Shenghe Resources Holding Co. Ltd., Class A	11,000	15,789
Shengyi Technology Co. Ltd., Class A	9,946	25,678
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	7,856
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	14,231
Shenzhen Airport Co. Ltd., Class A *	16,200	14,687
Shenzhen Aisidi Co. Ltd., Class A	14,200	18,600
Shenzhen Huaqiang Industry Co. Ltd., Class A	5,900	9,376
Shenzhen International Holdings Ltd.	107,733	90,784
Shenzhen Investment Ltd.	323,060	47,579
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	8,028
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	13,485
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	18,450
Shenzhen MTC Co. Ltd., Class A	42,300	33,281
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	12,485
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	18,944
Shenzhen Sunway Communication Co. Ltd., Class A	4,700	15,640
Shenzhen Tagen Group Co. Ltd., Class A	25,000	16,215
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	19,404
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	19,007
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	19,431
Shoucheng Holdings Ltd.	58,400	11,742
Shougang Fushan Resources Group Ltd.	219,790	81,065
Shui On Land Ltd.	280,000	25,818
Sichuan Development Lomon Co. Ltd., Class A	13,600	13,711
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	28,052
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	51,201
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	30,458
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	15,504
Sinofert Holdings Ltd.	244,000	28,436
Sinoma International Engineering Co., Class A	14,600	19,227

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sinoma Science & Technology Co. Ltd., Class A	11,000	$24,692
Sinopec Engineering Group Co. Ltd., H Shares	111,000	56,861
Sinopec Kantons Holdings Ltd.	90,000	38,727
Sinopharm Group Co. Ltd., H Shares	140,400	367,699
Sinotrans Ltd., H Shares	145,000	60,722
Sinotruk Hong Kong Ltd.	67,000	131,452
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	5,275
Skyworth Group Ltd.	133,484	50,942
SooChow Securities Co. Ltd., Class A	20,280	20,903
STO Express Co. Ltd., Class A *	15,900	17,464
Sun Art Retail Group Ltd. @	172,500	30,928
Sun King Technology Group Ltd. *@	54,000	8,990
Suning Universal Co. Ltd., Class A	32,100	11,723
Suzhou Anjie Technology Co. Ltd., Class A	10,500	24,177
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	27,684
Tangshan Jidong Cement Co. Ltd., Class A	10,000	9,010
TangShan Port Group Co. Ltd., Class A	55,900	27,587
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	8,979
TBEA Co. Ltd., Class A	27,300	53,120
TCL Electronics Holdings Ltd.	99,667	32,548
TCL Technology Group Corp., Class A	78,540	47,619
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,000	35,284
Tencent Music Entertainment Group, ADR *	18,038	162,522
Tian Di Science & Technology Co. Ltd., Class A	40,500	31,065
Tiande Chemical Holdings Ltd.	36,000	6,777
Tiangong International Co. Ltd.	100,000	26,894
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	18,354
Tianma Microelectronics Co. Ltd., Class A *	15,500	23,276
Tianneng Power International Ltd. @	74,000	62,452
Tianshan Aluminum Group Co. Ltd., Class A	18,200	15,423
Tianshui Huatian Technology Co. Ltd., Class A	35,100	42,166
Titan Wind Energy Suzhou Co. Ltd., Class A *	8,800	14,393
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	8,878
Tomson Group Ltd.	1,275	268
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	34,392
Tongdao Liepin Group *	18,400	13,596
TongFu Microelectronics Co. Ltd., Class A	10,100	32,925
Tongkun Group Co. Ltd., Class A *	11,100	23,680
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	22,662
Tongyu Heavy Industry Co. Ltd., Class A	40,800	13,807
Topsec Technologies Group, Inc., Class A *	7,000	9,653
Transfar Zhilian Co. Ltd., Class A	27,553	17,949
Trina Solar Co. Ltd., Class A	6,168	24,812
Trip.com Group Ltd., ADR *	26,828	966,076
Uni-President China Holdings Ltd.	57,000	40,514
Unisplendour Corp. Ltd., Class A *	13,940	38,033
United Energy Group Ltd.	134,000	14,587
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	21,305
Victory Giant Technology Huizhou Co. Ltd., Class A	9,400	24,454
Vinda International Holdings Ltd.	21,000	61,183
Vipshop Holdings Ltd., ADR *	20,828	369,905
Viva Biotech Holdings *±	27,000	3,631
Wangsu Science & Technology Co. Ltd., Class A	20,900	23,133
Wanxiang Qianchao Co. Ltd., Class A	42,900	31,394
Wasion Holdings Ltd.	48,000	24,097
Wasu Media Holding Co. Ltd., Class A	20,700	21,511
Weibo Corp., ADR	2,074	22,710
Weichai Power Co. Ltd., H Shares	126,000	210,417
Wellhope Foods Co. Ltd., Class A	7,700	9,294
West China Cement Ltd.	198,000	17,243
Western Securities Co. Ltd., Class A	22,600	20,299
Wharf Holdings Ltd. (The)	70,000	225,459
Wingtech Technology Co. Ltd., Class A *	3,900	23,266
Wolong Electric Group Co. Ltd., Class A	11,600	19,186
Wuchan Zhongda Group Co. Ltd., Class A	29,100	18,177
Wuhu Token Science Co. Ltd., Class A	16,000	15,093
Wushang Group Co. Ltd., Class A	12,600	15,137
Wuxi Taiji Industry Co. Ltd., Class A *	14,900	14,769
XCMG Construction Machinery Co. Ltd., Class A	47,400	36,491
Xiamen C & D, Inc., Class A	17,600	23,898
Xiamen ITG Group Corp. Ltd., Class A	17,300	17,002
Xiamen Tungsten Co. Ltd., Class A	7,300	17,683
Xiamen Xiangyu Co. Ltd., Class A	22,200	21,004
Xiaomi Corp., Class B *±	458,400	915,802
Xinfengming Group Co. Ltd., Class A *	4,000	8,009
Xingda International Holdings Ltd.	81,992	15,226
Xinhu Zhongbao Co. Ltd., Class A	44,900	13,738
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	32,042
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	4,238
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	12,471
Xinte Energy Co. Ltd., Class H *@	22,800	31,944
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,749
Xinyi Energy Holdings Ltd. @	207,138	37,934
Xinyi Solar Holdings Ltd.	82,000	47,886
Xinyu Iron & Steel Co. Ltd., Class A	27,300	13,434
XPeng, Inc., Class A *@	4,100	29,771
Xtep International Holdings Ltd.	23,500	13,272
Xuji Electric Co. Ltd., Class A	9,300	28,796
Yankuang Energy Group Co. Ltd., Class H @	147,000	279,372
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	12,594
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	28,934
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *±	25,600	31,113
Yifan Pharmaceutical Co. Ltd., Class A *	7,200	15,005
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	9,144
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	11,081
YongXing Special Materials Technology Co. Ltd., Class A	2,400	17,668
Youngor Fashion Co. Ltd.	11,500	10,621
YTO Express Group Co. Ltd., Class A	21,200	36,737
Yunda Holding Co. Ltd., Class A	16,500	17,356

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Yunnan Aluminium Co. Ltd., Class A	18,200	$31,359
Yunnan Baiyao Group Co. Ltd., Class A	1,960	13,583
Yunnan Copper Co. Ltd., Class A	8,100	12,437
Yunnan Energy New Material Co. Ltd., Class A	1,400	11,216
Yunnan Tin Co. Ltd., Class A	14,600	29,479
Zhefu Holding Group Co. Ltd., Class A	16,400	7,862
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	28,579
Zhejiang China Commodities City Group Co. Ltd., Class A	30,700	31,686
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	39,731
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	23,673
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	51,249
Zhejiang Hailiang Co. Ltd., Class A	19,700	30,971
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	12,875
Zhejiang Huace Film & Television Co. Ltd., Class A	30,500	25,244
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,300	19,965
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	10,901
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	4,400	12,334
Zhejiang Juhua Co. Ltd., Class A	7,900	18,368
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	22,859
Zhejiang Medicine Co. Ltd., Class A	10,400	15,734
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	8,818
Zhejiang Runtu Co. Ltd., Class A	19,400	16,686
Zhejiang Semir Garment Co. Ltd., Class A	21,700	17,654
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	24,800	17,274
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	11,975
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	19,263
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	21,400	23,460
Zhongjin Gold Corp. Ltd., Class A	32,000	44,940
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	15,557
Zhongsheng Group Holdings Ltd.	62,500	149,517
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	11,793
Zhuzhou CRRC Times Electric Co. Ltd.	23,200	66,256
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	10,127
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	85,800	47,249
		50,965,305
Colombia — 0.1%
Almacenes Exito SA, BDR *	7,038	24,819
Bancolombia SA	4,612	39,511
Bancolombia SA, ADR	777	23,908
Cementos Argos SA	7,042	11,103
CEMEX Latam Holdings SA *§	13,000	8,534
Corp. Financiera Colombiana SA	2,308	8,040
Grupo Argos SA	22,537	72,228
		188,143
Czech Republic — 0.2%
CEZ AS	959	41,102
Komercni Banka AS	5,768	186,861
Moneta Money Bank AS ±	17,580	73,579
		301,542
Greece — 0.5%
Alpha Services & Holdings SA *	127,150	216,025
Bank of Greece	859	13,987
Eurobank Ergasias Services & Holdings SA, Class A *	116,065	206,289
Fourlis Holdings SA	3,046	13,451
Helleniq Energy Holdings SA	2,667	21,434
Motor Oil Hellas Corinth Refineries SA	4,222	110,743
National Bank of Greece SA *	30,271	210,197
Piraeus Financial Holdings SA *	40,837	144,262
		936,388
Hong Kong — 0.3%
Alibaba Pictures Group Ltd. *	910,000	55,939
BOC Aviation Ltd. ±	8,900	68,045
China Zhongwang Holdings Ltd. @*§	154,000	—
Comba Telecom Systems Holdings Ltd.	192,000	20,163
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	1,532
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd.	7,000	97,714
Sino Biopharmaceutical Ltd.	234,000	103,987
Vnet Group, Inc., ADR *@	9,629	27,635
Yuexiu Property Co. Ltd.	135,006	109,962
		484,977
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	362,853
OTP Bank Nyrt	656	29,877
		392,730
India — 20.0%
ACC Ltd.	5,493	145,752
Aditya Birla Capital Ltd. *	44,000	87,774
Advanced Enzyme Technologies Ltd.	3,035	13,697
Ahluwalia Contracts India Ltd.	1,765	16,523
Alembic Pharmaceuticals Ltd.	5,197	47,152
Allcargo Logistics Ltd.	4,985	19,350
Allcargo Terminals Ltd.	4,985	3,136
Amara Raja Energy & Mobility Ltd.	8,020	78,548
Ambuja Cements Ltd.	36,667	228,999
Apar Industries Ltd.	1,462	105,363
Apollo Tyres Ltd.	31,532	172,014
Arvind Ltd.	13,452	42,071
Aster DM Healthcare Ltd. *±	9,764	48,002
Aurobindo Pharma Ltd.	25,561	333,405
Avanti Feeds Ltd.	2,210	11,181
Axis Bank Ltd.	133,355	1,762,976
Axis Bank Ltd., GDR	12,180	802,662
Bajaj Consumer Care Ltd.	10,520	27,813
Bajaj Holdings & Investment Ltd.	2,428	224,611
Balrampur Chini Mills Ltd.	14,783	72,908
Bandhan Bank Ltd. ±	42,966	124,488
Bank of Baroda	74,524	206,743
Bank of India	26,524	35,907

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bharat Electronics Ltd.	65,523	$144,489
Bharat Heavy Electricals Ltd.	96,730	224,465
Birla Corp. Ltd.	3,237	56,510
Birlasoft Ltd.	1,959	16,950
Bombay Burmah Trading Co.	684	12,938
Camlin Fine Sciences Ltd. *	4,352	7,102
Can Fin Homes Ltd.	2,104	19,629
Canara Bank	25,786	135,401
Ceat Ltd.	3,536	102,833
Century Textiles & Industries Ltd.	3,788	55,766
Chambal Fertilizers and Chemicals Ltd.	14,403	64,673
Cholamandalam Financial Holdings Ltd.	8,070	100,664
CIE Automotive India Ltd.	6,907	39,194
Cipla Ltd.	32,099	482,177
City Union Bank Ltd.	30,829	55,127
Cochin Shipyard Ltd. ±	3,997	65,089
Container Corp. Of India Ltd.	7,508	77,454
Cosmo First Ltd.	1,201	8,808
CSB Bank Ltd. *	3,753	18,861
Cyient Ltd.	6,750	184,998
Dalmia Bharat Ltd.	5,315	145,627
DCB Bank Ltd.	19,962	31,773
DCM Shriram Ltd.	2,904	35,826
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	37,004
DLF Ltd.	34,033	296,104
eClerx Services Ltd.	783	24,418
EID Parry India Ltd.	7,288	48,783
Electrosteel Castings Ltd.	23,821	31,947
Engineers India Ltd.	18,093	37,235
EPL Ltd.	5,342	12,910
Equitas Small Finance Bank Ltd. ±	16,074	20,321
Exide Industries Ltd.	26,178	99,819
FDC Ltd. *	3,013	14,338
Federal Bank Ltd.	161,831	304,258
Finolex Cables Ltd.	3,726	47,911
Finolex Industries Ltd.	15,431	38,970
Firstsource Solutions Ltd.	20,730	46,024
Fortis Healthcare Ltd.	13,705	69,016
GAIL India Ltd.	260,433	507,635
Gateway Distriparks Ltd.	25,136	31,354
GHCL Ltd.	5,527	38,988
GHCL Textiles Ltd. *	5,527	4,629
Glenmark Pharmaceuticals Ltd.	12,966	132,755
Godawari Power and Ispat Ltd.	2,402	21,880
Godfrey Phillips India Ltd.	794	20,114
Godrej Industries Ltd. *	1,769	15,933
Granules India Ltd.	16,905	82,175
Grasim Industries Ltd.	17,963	460,323
Great Eastern Shipping Co. Ltd. (The)	8,516	99,883
Gujarat Alkalies & Chemicals Ltd.	2,551	23,743
Gujarat Ambuja Exports Ltd.	4,383	19,357
Gujarat Mineral Development Corp. Ltd.	5,595	27,365
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	73,986
Gujarat Pipavav Port Ltd.	19,498	35,779
Gujarat State Fertilizers & Chemicals Ltd.	11,602	33,720
Gujarat State Petronet Ltd.	23,082	84,879
HDFC Bank Ltd.	98,376	2,019,980
HEG Ltd.	1,254	28,630
Hero MotoCorp Ltd.	9,125	454,639
Himadri Speciality Chemical Ltd.	10,592	39,370
Hindalco Industries Ltd.	158,495	1,169,946
Hindustan Aeronautics Ltd.	4,022	135,575
ICICI Bank Ltd., ADR	80,109	1,909,799
IDFC First Bank Ltd. *	161,251	172,076
IDFC Ltd.	76,058	115,668
IIFL Finance Ltd.	7,253	51,861
IIFL Securities Ltd.	25,376	44,218
India Cements Ltd. (The) *	14,192	44,147
Indiabulls Housing Finance Ltd.	31,451	81,752
Indian Bank	12,211	61,837
Indian Railway Finance Corp. Ltd. ±	47,733	56,846
Indus Towers Ltd. *	55,203	131,351
IndusInd Bank Ltd.	28,574	548,001
Infibeam Avenues Ltd.	77,058	19,910
Info Edge India Ltd.	2,802	172,773
IRCON International Ltd. ±	18,858	38,843
ISGEC Heavy Engineering Ltd.	1,061	12,514
Jindal Saw Ltd.	14,261	70,745
Jindal Stainless Ltd.	39,168	268,294
Jindal Steel & Power Ltd.	46,366	416,222
Jio Financial Services Ltd. *	206,554	578,231
JK Lakshmi Cement Ltd.	4,751	51,496
JK Paper Ltd.	10,798	52,748
JK Tyre & Industries Ltd.	10,161	48,599
JM Financial Ltd.	40,467	47,803
JSW Energy Ltd.	37,575	184,683
JSW Steel Ltd.	80,442	848,755
Jubilant Ingrevia Ltd.	2,745	16,857
Jubilant Pharmova Ltd.	9,690	63,464
Kalpataru Projects International Ltd.	5,415	45,545
Karnataka Bank Ltd. (The)	29,326	82,395
Karur Vysya Bank Ltd. (The)	36,209	73,233
Kaveri Seed Co. Ltd.	2,043	15,003
KEC International Ltd.	7,554	53,287
Kirloskar Oil Engines Ltd.	798	6,272
KNR Constructions Ltd.	3,786	11,725
KRBL Ltd.	5,994	27,044
L&T Finance Holdings Ltd.	78,972	156,589
Larsen & Toubro Ltd.	4,048	171,233
Larsen & Toubro Ltd., GDR	31,226	1,330,228
LG Balakrishnan & Bros Ltd.	1,438	21,705
LIC Housing Finance Ltd.	24,147	155,682
LT Foods Ltd.	16,533	40,253
Lupin Ltd.	15,489	246,629
Maharashtra Seamless Ltd.	3,116	34,473
Mahindra & Mahindra Financial Services Ltd.	54,856	182,603
Mahindra & Mahindra Ltd.	60,755	1,259,436
Mahindra & Mahindra Ltd., GDR	4,830	101,913
Manappuram Finance Ltd.	34,315	70,928
Meghmani Organics Ltd.	7,232	6,735
MOIL Ltd.	5,661	21,079
Motilal Oswal Financial Services Ltd.	1,768	26,367
MRF Ltd.	136	211,321
Muthoot Finance Ltd.	6,474	114,365
Natco Pharma Ltd.	3,671	35,800
National Aluminium Co. Ltd.	39,968	63,544
Nava Ltd.	6,116	32,045
NCC Ltd.	30,074	60,283
NESCO Ltd.	965	10,228
NIIT Learning Systems Ltd.	2,427	12,716
NIIT Ltd.	2,427	3,345
Nilkamal Ltd.	322	8,706
NMDC Ltd.	47,585	119,658
NMDC Steel Ltd. *	47,585	29,278
NOCIL Ltd.	7,374	24,276
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Oberoi Realty Ltd.	9,011	$154,526
Orient Cement Ltd.	6,133	18,484
PCBL Ltd.	11,386	34,412
Petronet LNG Ltd.	67,706	181,320
Piramal Enterprises Ltd.	5,901	65,950
Piramal Pharma Ltd. *	29,025	48,413
PNB Housing Finance Ltd. *±	6,492	60,860
PNC Infratech Ltd.	4,201	17,771
Polyplex Corp. Ltd.	1,545	19,467
Power Finance Corp. Ltd.	121,886	560,114
Prestige Estates Projects Ltd.	14,610	203,611
PTC India Ltd.	17,788	40,615
Punjab National Bank	115,447	132,770
Quess Corp. Ltd. *±	2,433	15,233
Rain Industries Ltd.	17,328	32,037
Rajesh Exports Ltd.	7,411	32,698
Rallis India Ltd.	3,389	10,149
Ramco Cements Ltd. (The)	7,384	90,075
Rashtriya Chemicals & Fertilizers Ltd.	16,695	31,900
Raymond Ltd.	3,276	67,834
RBL Bank Ltd. ±	35,444	118,944
REC Ltd.	124,810	617,197
Redington Ltd.	57,900	123,017
Reliance Industries Ltd.	206,554	6,421,477
Reliance Power Ltd. *	223,846	62,677
RITES Ltd.	2,755	16,633
Samvardhana Motherson International Ltd.	105,675	129,024
Shipping Corp. of India Ltd.	14,166	27,689
Shipping Corp. of India Ltd., Spin-off Shares *§	14,166	1,727
Shriram Finance Ltd.	20,316	501,871
Sobha Ltd.	6,105	72,558
South Indian Bank Ltd. (The)	66,795	21,472
Star Cement Ltd. *	7,280	15,332
State Bank of India	69,305	534,443
State Bank of India, GDR	8,728	673,802
Steel Authority of India Ltd.	89,762	133,057
Strides Pharma Science Ltd.	5,470	42,727
Sun Pharmaceutical Industries Ltd.	32,247	488,295
Sun TV Network Ltd.	5,489	46,959
Sundaram-Clayton Ltd. *<>	221	4,015
Sunteck Realty Ltd. *	5,951	31,896
Surya Roshni Ltd.	1,546	14,511
Tata Chemicals Ltd.	12,988	172,913
Tata Coffee Ltd.	1,997	7,702
Tata Consumer Products Ltd.	9,028	118,147
Tata Steel Ltd.	430,140	720,055
Tata Steel Ltd., GDR	6,923	113,537
Techno Electric & Engineering Co. Ltd.	2,836	27,231
Thirumalai Chemicals Ltd.	4,154	10,940
TransIndia Real Estate Ltd. *	4,985	2,720
Transport Corp. of India Ltd.	1,095	10,790
Tube Investments of India Ltd.	732	31,140
TVS Holdings Ltd.	221	20,622
Uflex Ltd.	3,166	18,397
Union Bank of India Ltd.	81,852	117,053
UPL Ltd.	40,601	286,746
Usha Martin Ltd.	14,837	52,946
UTI Asset Management Co. Ltd.	947	9,867
VA Tech Wabag Ltd. *	2,558	19,323
Vardhman Textiles Ltd.	8,165	37,973
Varroc Engineering Ltd. *±	3,632	24,093
Vedanta Ltd.	58,464	181,265
Voltamp Transformers Ltd.	408	31,953
Welspun Corp. Ltd.	11,246	74,060
Welspun Living Ltd.	30,613	53,325
West Coast Paper Mills Ltd.	3,247	28,524
Wipro Ltd.	41,058	232,295
Wipro Ltd., ADR @	54,311	302,512
Wockhardt Ltd. *	5,344	27,168
Yes Bank Ltd. *	401,521	103,259
Zee Entertainment Enterprises Ltd. *	70,032	231,269
Zensar Technologies Ltd.	5,610	41,124
Zydus Lifesciences Ltd.	13,699	113,385
Zydus Wellness Ltd.	1,266	25,467
		39,529,903
Indonesia — 1.7%
Ace Hardware Indonesia Tbk. PT	625,900	29,269
Adaro Energy Indonesia Tbk. PT	1,752,200	270,847
AKR Corporindo Tbk. PT	245,800	23,547
Aneka Tambang Tbk. PT	600,600	66,508
Astra Agro Lestari Tbk. PT	61,744	28,171
Astra International Tbk. PT	1,623,600	595,788
Astra Otoparts Tbk. PT	19,600	3,004
Bank Mandiri Persero Tbk. PT	164,900	64,795
Bank Maybank Indonesia Tbk. PT	568,800	8,940
Bank Negara Indonesia Persero Tbk. PT	916,932	320,095
Bank OCBC Nisp Tbk. PT	223,000	17,090
Bank Pan Indonesia Tbk. PT *	399,700	31,411
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	12,944
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	16,359
Bank Tabungan Negara Persero Tbk. PT	537,509	43,637
BISI International Tbk. PT	94,000	9,768
Bukalapak.com Tbk. PT *	1,731,500	24,291
Bukit Asam Tbk. PT	339,600	53,817
Bumi Resources Minerals Tbk. PT *	2,909,300	32,122
Bumi Resources Tbk. PT *	3,292,800	18,178
Bumi Serpong Damai Tbk. PT *	435,700	30,562
Ciputra Development Tbk. PT	924,577	70,258
Dayamitra Telekomunikasi PT	857,100	39,245
Elang Mahkota Teknologi Tbk. PT	999,500	38,300
Erajaya Swasembada Tbk. PT	1,042,500	28,844
GoTo Gojek Tokopedia Tbk. PT *	1,981,100	11,065
Gudang Garam Tbk. PT	38,200	50,426
Hanson International Tbk. PT *§	5,335,700	—
Harum Energy Tbk. PT *	170,700	14,801
Indah Kiat Pulp & Paper Tbk. PT	294,700	159,341
Indika Energy Tbk. PT	180,500	16,823
Indo Tambangraya Megah Tbk. PT	52,800	87,960
Indocement Tunggal Prakarsa Tbk. PT	78,800	48,108
Indofood Sukses Makmur Tbk. PT	407,500	170,707
Japfa Comfeed Indonesia Tbk. PT	567,600	43,500
Medco Energi Internasional Tbk. PT	1,095,352	82,167
Media Nusantara Citra Tbk. PT	629,000	15,769
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	63,153
Pakuwon Jati Tbk. PT	433,100	12,771
Panin Financial Tbk. PT *	1,207,600	20,706

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	296,500	$17,139
Sawit Sumbermas Sarana Tbk. PT	240,200	16,302
Semen Indonesia Persero Tbk. PT	223,824	93,036
Sri Rejeki Isman Tbk. PT *§	996,900	—
Summarecon Agung Tbk. PT	932,100	34,809
Surya Citra Media Tbk. PT	1,943,100	21,454
Surya Esa Perkasa Tbk. PT	324,100	11,156
Triputra Agro Persada PT	418,500	14,813
Tunas Baru Lampung Tbk. PT	363,085	16,389
United Tractors Tbk. PT	182,800	268,614
Vale Indonesia Tbk. PT	184,400	51,618
XL Axiata Tbk. PT	522,966	67,931
		3,288,348
Korea — 13.0%
Amorepacific Corp.	432	48,637
AMOREPACIFIC Group	1,396	31,705
Ananti, Inc. *	3,670	18,608
Asia Paper Manufacturing Co. Ltd.	567	18,160
Binggrae Co. Ltd.	417	17,711
BNK Financial Group, Inc.	20,319	112,647
Boryung	1,586	14,642
CJ CheilJedang Corp.	860	216,352
CJ Corp.	1,381	101,224
CJ ENM Co. Ltd. *	1,200	67,272
CJ Logistics Corp. *	649	64,099
Dae Won Kang Up Co. Ltd.	4,223	17,838
Daesang Corp.	2,426	39,087
Daewoo Engineering & Construction Co. Ltd. *	18,960	61,021
Daewoong Co. Ltd.	1,602	25,686
Daishin Securities Co. Ltd.	3,671	40,760
Daou Data Corp.	1,785	19,085
Daou Technology, Inc.	2,149	29,851
DB Insurance Co. Ltd.	3,376	219,405
DB, Inc. *	6,843	9,208
DGB Financial Group, Inc.	18,216	120,082
DL E&C Co. Ltd.	3,846	107,655
DL Holdings Co. Ltd.	1,534	61,222
Dong-A Socio Holdings Co., Ltd.	287	22,507
Dong-A ST Co. Ltd.	241	12,930
Dongkuk CM Co. Ltd. *	2,159	11,902
Dongkuk Holdings Co. Ltd.	1,150	7,840
Dongkuk Steel Mill Co. Ltd. *	3,583	33,496
Dongwha Pharm Co. Ltd.	736	5,869
Dongwon F&B Co. Ltd.	640	16,250
Dongwon Industries Co. Ltd.	715	18,487
Doosan Bobcat, Inc.	4,635	181,384
Doosan Co. Ltd.	376	27,414
DoubleUGames Co. Ltd.	504	18,608
E-MART, Inc. *	1,350	80,294
ENF Technology Co. Ltd.	555	10,644
Eugene Corp.	5,295	14,164
Eugene Investment & Securities Co. Ltd.	8,694	23,863
Fila Holdings Corp.	3,191	95,886
Green Cross Corp.	247	24,069
GS Engineering & Construction Corp.	2,015	23,500
GS Holdings Corp.	4,562	144,876
GS Retail Co. Ltd.	3,803	68,064
Hana Financial Group, Inc.	22,264	750,258
Handsome Co. Ltd.	1,312	19,478
Hanil Holdings Co. Ltd.	1,021	8,855
Hanjin Kal Corp.	418	23,628
Hankook Tire & Technology Co. Ltd.	5,220	184,011
Hansol Paper Co. Ltd.	2,232	18,440
Hansol Technics Co. Ltd. *	1,664	8,967
Hanwha Corp.	3,458	69,139
Hanwha Galleria Corp. *	4,602	4,852
Hanwha Investment & Securities Co. Ltd. *	13,449	36,340
Hanwha Life Insurance Co. Ltd. *	20,246	44,488
Hanwha Solutions Corp. *	7,228	221,683
Hanwha Systems Co. Ltd.	1,328	17,901
Harim Holdings Co. Ltd.	2,243	13,532
HD Hyundai Co. Ltd.	3,291	161,752
HD Hyundai Construction Equipment Co. Ltd.	1,558	62,543
HD Hyundai Energy Solutions Co. Ltd.	362	7,856
HD Hyundai Infracore Co. Ltd.	7,764	48,951
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,470	231,868
HDC Holdings Co. Ltd.	2,781	14,878
HDC Hyundai Development Co.-Engineering & Construction	2,554	28,953
HL Holdings Corp.	389	10,058
HL Mando Co. Ltd.	2,866	87,567
HMM Co. Ltd.	22,647	344,303
Hy-Lok Corp.	918	18,996
Hyosung Corp.	657	32,291
Hyosung Heavy Industries Corp. *	154	19,359
Hyundai Department Store Co. Ltd.	867	34,871
Hyundai Engineering & Construction Co. Ltd.	4,831	130,912
Hyundai GF Holdings	3,524	9,960
Hyundai Glovis Co. Ltd.	1,581	235,082
Hyundai Home Shopping Network Corp.	716	23,933
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	110,049
Hyundai Mobis Co. Ltd.	3,389	623,645
Hyundai Motor Co.	10,966	1,732,728
Hyundai Steel Co.	5,647	160,040
Hyundai Wia Corp.	941	47,565
Industrial Bank of Korea *	20,136	185,428
Innocean Worldwide, Inc.	814	13,526
INTOPS Co. Ltd.	1,491	31,258
IS Dongseo Co. Ltd. *	1,027	23,085
JB Financial Group Co. Ltd.	11,834	104,658
KB Financial Group, Inc., ADR	24,215	1,001,775
KCC Corp.	293	51,984
KCC Glass Corp.	444	14,152
KG Eco Technology Service Co. Ltd.	1,719	15,042
Kia Corp.	23,059	1,790,434
KISWIRE Ltd.	1,165	18,363
KIWOOM Securities Co. Ltd.	1,398	108,006
Kolon Industries, Inc.	1,930	66,686
Korea Asset In Trust Co. Ltd. *	5,452	13,377
Korea Circuit Co. Ltd. *	737	11,439
Korea Electric Terminal Co. Ltd.	682	39,716
Korea Investment Holdings Co. Ltd.	2,704	128,702
Korea Line Corp. *	16,631	27,828
Korea Petrochemical Ind Co. Ltd.	144	17,107
Korea Real Estate Investment & Trust Co. Ltd.	10,376	9,466
Korea Zinc Co. Ltd.	457	176,711
Korean Air Lines Co. Ltd. *	13,791	255,924
Korean Reinsurance Co.	12,952	71,905
Kumho Petrochemical Co. Ltd.	1,237	127,648
Kumho Tire Co., Inc. *	3,713	15,539
Kwang Dong Pharmaceutical Co. Ltd.	5,019	28,955

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
LG Chem Ltd.	1,271	$492,452
LG Corp.	5,347	356,633
LG Display Co. Ltd.	12,166	120,347
LG Display Co. Ltd., ADR	8,853	42,671
LG Electronics, Inc.	10,373	819,917
LG H&H Co. Ltd.	187	51,545
LG Uplus Corp.	19,185	152,390
Lotte Chemical Corp.	1,267	150,714
Lotte Chilsung Beverage Co. Ltd.	290	33,010
Lotte Corp.	1,582	33,227
LOTTE Fine Chemical Co. Ltd.	1,517	68,317
Lotte Shopping Co. Ltd.	641	37,328
Lotte Wellfood Co. Ltd.	167	16,053
LS Corp.	1,155	83,583
LX Hausys Ltd.	728	24,645
LX Holdings Corp. *	2,593	14,194
LX International Corp.	3,459	78,962
Meritz Financial Group, Inc. *	1,461	67,043
Mirae Asset Life Insurance Co. Ltd. *	5,257	19,450
Mirae Asset Securities Co. Ltd.	23,824	141,142
MK Electron Co. Ltd.	1,843	17,501
Netmarble Corp. *±	1,028	46,375
Nexen Tire Corp.	5,151	32,156
NH Investment & Securities Co. Ltd.	10,116	81,139
NHN Corp. *	2,376	43,078
NongShim Co. Ltd.	178	56,251
OCI Co. Ltd.	450	38,889
OCI Holdings Co. Ltd.	995	82,048
Orion Holdings Corp.	2,572	29,157
Ottogi Corp.	131	40,686
Pan Ocean Co. Ltd.	22,750	65,977
Partron Co. Ltd.	1,897	11,990
Poongsan Corp.	1,950	59,352
POSCO Holdings, Inc.	1,386	537,547
POSCO Holdings, Inc., ADR	12,275	1,167,475
Posco International Corp.	965	46,755
S-Oil Corp.	3,801	205,412
Samsung C&T Corp.	4,028	405,021
Samsung Card Co. Ltd.	2,083	52,322
Samsung Electronics Co. Ltd.	9,536	581,238
Samsung Electronics Co. Ltd., GDR	1,507	2,257,486
Samsung Fire & Marine Insurance Co. Ltd.	2,717	554,834
Samsung Life Insurance Co. Ltd.	4,057	217,671
Samsung SDS Co. Ltd.	1,615	213,177
Samsung Securities Co. Ltd.	4,720	141,098
Samyang Holdings Corp.	409	21,912
Sangsangin Co. Ltd. *	375	1,092
SD Biosensor, Inc. *	2,641	23,459
SeAH Steel Holdings Corp.	235	43,792
Sebang Global Battery Co. Ltd.	697	31,497
Seegene, Inc.	2,156	38,336
Seojin System Co. Ltd. *	932	13,127
Seoul Semiconductor Co. Ltd.	2,206	17,403
SFA Engineering Corp.	456	10,764
SGC Energy Co. Ltd.	395	8,373
Shinhan Financial Group Co. Ltd.	23,813	742,365
Shinhan Financial Group Co. Ltd., ADR	5,343	164,458
Shinsegae International, Inc.	1,209	17,179
Shinsegae, Inc.	629	85,566
Shinyoung Securities Co. Ltd.	511	23,608
SK Chemicals Co. Ltd.	931	48,650
SK Discovery Co. Ltd.	1,247	37,955
SK Gas Ltd.	364	41,829
SK Hynix, Inc.	5,928	651,302
SK Innovation Co. Ltd. *	3,941	429,321
SK Networks Co. Ltd.	12,838	57,317
SK Securities Co. Ltd.	36,346	18,090
SK, Inc.	2,700	373,166
SL Corp.	1,820	50,450
SNT Motiv Co. Ltd.	1,086	36,428
Songwon Industrial Co. Ltd.	1,925	24,453
Sung Kwang Bend Co. Ltd.	2,237	21,121
Sungwoo Hitech Co. Ltd.	3,959	29,141
Taeyoung Engineering & Construction Co. Ltd.	2,546	4,576
Unid Btplus Co. Ltd. *	802	4,421
Unid Co. Ltd.	511	26,901
Webzen, Inc. *	2,781	35,305
Woori Financial Group, Inc.	45,228	456,529
Youngone Corp.	2,083	73,752
Youngone Holdings Co. Ltd.	787	47,664
Zinus, Inc.	1,112	14,074
		25,766,084
Malaysia — 1.5%
Alliance Bank Malaysia Bhd.	93,200	68,759
AMMB Holdings Bhd.	154,687	134,993
Axiata Group Bhd.	89,100	46,150
Bank Islam Malaysia Bhd.	33,500	16,112
Batu Kawan Bhd.	16,500	73,972
Bumi Armada Bhd. *	264,700	28,515
CIMB Group Holdings Bhd.	502,873	640,219
DRB-Hicom Bhd.	119,100	36,028
Gamuda Bhd.	129,608	129,467
Genting Bhd.	144,900	145,688
Genting Malaysia Bhd.	92,600	54,210
Genting Plantations Bhd.	7,100	8,777
Hibiscus Petroleum Bhd.	56,080	31,000
Hong Leong Financial Group Bhd.	17,621	63,044
IJM Corp. Bhd.	181,760	74,365
IOI Properties Group Bhd.	50,050	19,062
Kossan Rubber Industries Bhd.	80,000	32,209
Magnum Bhd.	86,961	20,628
Mah Sing Group Bhd.	205,885	37,189
Malayan Banking Bhd.	84,843	164,147
Malaysia Building Society Bhd.	205,001	31,676
Matrix Concepts Holdings Bhd.	64,200	23,053
Mega First Corp. Bhd.	27,600	22,164
MISC Bhd.	80,820	128,222
MKH Bhd.	36,950	11,499
Oriental Holdings Bhd.	25,760	35,487
OSK Holdings Bhd.	74,455	20,092
PPB Group Bhd.	37,500	118,172
RHB Bank Bhd.	156,680	185,834
Sarawak Oil Palms Bhd.	30,750	17,332
Sime Darby Bhd.	293,600	150,155
Sime Darby Property Bhd.	308,000	41,893
SP Setia Bhd. Group	143,480	24,980
Sunway Bhd.	97,497	43,709
Ta Ann Holdings Bhd.	12,260	9,765

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Top Glove Corp. Bhd. *	152,600	$29,889
United Malacca Bhd.	14,600	16,078
UOA Development Bhd.	18,187	6,887
Yinson Holdings Bhd.	96,880	52,709
YTL Corp. Bhd.	416,943	171,496
		2,965,626
Mexico — 3.2%
Alfa SAB de CV, Class A	260,453	208,442
Banco del Bajio SA ±	43,742	146,056
Becle SAB de CV	7,000	13,707
Cemex SAB de CV *	605,139	470,755
Cemex SAB de CV, ADR *	2,361	18,298
Consorcio ARA SAB de CV	72,788	15,645
Controladora AXTEL SAB DE CV *	260,453	2,745
Corp. Actinver SAB de CV	15,700	14,146
El Puerto de Liverpool SAB de CV, Class C1	11,951	81,759
Fomento Economico Mexicano SAB de CV	56,916	742,278
Genomma Lab Internacional SAB de CV, Class B	44,530	37,080
Gentera SAB de CV	106,289	148,157
Grupo Carso SAB de CV, Series A1	20,689	230,538
Grupo Comercial Chedraui SA de CV	16,471	99,683
Grupo Financiero Banorte SAB de CV, Class O	139,874	1,409,366
Grupo Financiero Inbursa SAB de CV, Class O *	102,758	281,448
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,191
Grupo Mexico SAB de CV, Series B	204,503	1,136,623
Grupo Traxion SAB de CV *±	16,500	33,824
Industrias CH SAB de CV, Series B *	23,916	273,215
Industrias Penoles SAB de CV *	9,977	145,539
La Comer SAB de CV	31,617	81,551
Megacable Holdings SAB de CV	50,763	113,149
Minera Frisco SAB de CV, Class A1 *	51,837	7,082
Nemak SAB de CV *±	122,975	29,909
Orbia Advance Corp. SAB de CV	75,251	166,579
Organizacion Soriana SAB de CV, Class B	57,868	123,976
Promotora y Operadora de Infraestructura SAB de CV	13,054	140,880
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,836
Regional SAB de CV	12,715	121,594
		6,310,051
Philippines — 0.7%
ACEN Corp.	28,237	2,233
Alliance Global Group, Inc.	253,300	51,598
Ayala Corp.	10,620	130,604
Ayala Land, Inc.	38,300	23,827
Bank of the Philippine Islands	28,578	53,569
BDO Unibank, Inc.	113,780	268,141
Belle Corp.	176,000	3,719
China Banking Corp.	74,676	41,603
Converge Information & Communications Technology Solutions, Inc. *	82,200	12,439
Cosco Capital, Inc.	257,000	21,442
DMCI Holdings, Inc.	385,900	68,086
Filinvest Land, Inc.	1,435,000	15,289
First Philippine Holdings Corp.	26,510	29,921
GT Capital Holdings, Inc.	4,582	48,819
JG Summit Holdings, Inc.	178,383	122,895
LT Group, Inc.	132,300	21,455
Megaworld Corp.	1,004,700	35,743
Metropolitan Bank & Trust Co.	133,237	123,432
Puregold Price Club, Inc.	55,500	26,961
Rizal Commercial Banking Corp.	47,790	19,850
Robinsons Land Corp.	247,455	71,231
Robinsons Retail Holdings, Inc.	31,610	22,634
San Miguel Corp.	41,650	76,794
Security Bank Corp.	37,690	48,665
Top Frontier Investment Holdings, Inc. *	4,630	8,520
Union Bank of the Philippines	66,330	60,311
		1,409,781
Poland — 1.0%
AB SA *	845	16,107
Alior Bank SA *	7,253	140,719
Amica SA *	306	6,455
Asseco Poland SA	5,651	104,985
Cognor Holding SA	10,953	23,216
Cyfrowy Polsat SA *	17,146	53,729
Develia SA	16,364	18,881
Echo Investment SA	1,732	1,761
Enea SA *	10,494	24,456
Jastrzebska Spolka Weglowa SA *	5,386	57,532
KGHM Polska Miedz SA	9,866	307,658
Lubelski Wegiel Bogdanka SA	1,684	14,560
ORLEN SA	59,254	986,374
PGE Polska Grupa Energetyczna SA *	70,185	154,791
Tauron Polska Energia SA *	104,053	98,744
		2,009,968
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	19,666
SIIC Environment Holdings Ltd.	67,000	9,352
		29,018
South Africa — 2.9%
Absa Group Ltd.	55,331	495,189
AECI Ltd.	11,902	71,370
African Rainbow Minerals Ltd.	9,314	101,834
Aspen Pharmacare Holdings Ltd.	21,622	240,540
Astral Foods Ltd.	4,035	32,331
Barloworld Ltd.	20,449	88,313
DataTec Ltd.	23,107	51,159
Discovery Ltd.	2,584	20,296
Exxaro Resources Ltd.	19,227	214,926
Foschini Group Ltd. (The) @	32,821	199,088
Grindrod Ltd.	33,342	20,888
Harmony Gold Mining Co. Ltd.	8,696	56,852
Harmony Gold Mining Co. Ltd., ADR	30,759	189,168
Impala Platinum Holdings Ltd.	74,519	371,811
KAP Ltd. *	156,089	22,356
Lewis Group Ltd.	3,337	7,844
Life Healthcare Group Holdings Ltd.	105,017	105,462
Metair Investments Ltd. *	23,331	22,639
Momentum Metropolitan Holdings	100,980	120,839
Motus Holdings Ltd.	16,747	92,925
Mpact Ltd.	15,365	25,014
MTN Group Ltd.	78,737	497,150
Nedbank Group Ltd.	28,026	331,287
Oceana Group Ltd.	7,336	28,341

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Old Mutual Ltd.	377,038	$269,188
Omnia Holdings Ltd.	16,030	57,285
Pepkor Holdings Ltd. ±	139,829	150,053
Raubex Group Ltd.	16,897	25,605
Reunert Ltd.	2,910	9,535
Sappi Ltd. @	46,866	113,242
Sasol Ltd.	43,988	445,567
Sasol Ltd., ADR @	3,934	39,104
Sibanye Stillwater Ltd.	202,105	275,108
Sibanye Stillwater Ltd., ADR @	1,610	8,742
Standard Bank Group Ltd.	60,990	693,837
Super Group Ltd.	41,508	67,507
Telkom SA SOC Ltd. *	28,405	46,181
Thungela Resources Ltd.	8,954	75,284
Zeda Ltd. *	20,449	14,253
		5,698,113
Taiwan — 18.4%
AcBel Polytech, Inc.	11,000	14,731
Acer, Inc.	187,884	329,358
Acter Group Corp. Ltd.	4,000	23,134
Advanced International Multitech Co. Ltd.	8,000	18,977
Altek Corp.	13,000	15,821
Ambassador Hotel (The)	20,000	32,225
AmTRAN Technology Co. Ltd.	70,500	29,863
Apex International Co. Ltd.	15,000	24,633
Arcadyan Technology Corp.	11,000	61,110
Ardentec Corp.	39,092	94,257
ASE Technology Holding Co. Ltd.	233,000	1,024,910
Asia Cement Corp.	158,269	213,755
Asia Optical Co., Inc.	5,000	11,437
Asia Polymer Corp.	31,602	24,095
Asustek Computer, Inc.	47,000	749,629
AUO Corp.	502,400	297,113
Bank of Kaohsiung Co. Ltd. *	47,740	19,055
Basso Industry Corp.	9,000	12,111
BES Engineering Corp.	40,000	17,334
Bioteque Corp.	3,000	10,752
Bizlink Holding, Inc.	5,029	43,751
Brighton-Best International Taiwan, Inc.	17,000	19,609
Capital Securities Corp.	184,437	98,257
Career Technology MFG. Co. Ltd.	20,400	14,756
Catcher Technology Co. Ltd.	43,000	271,810
Cathay Financial Holding Co. Ltd.	393,170	586,094
Cathay Real Estate Development Co. Ltd.	70,000	41,397
Center Laboratories, Inc.	26,000	37,530
Chang Hwa Commercial Bank Ltd.	306,946	179,024
Chang Wah Electromaterials, Inc.	20,000	22,743
Cheng Loong Corp.	82,000	79,487
Cheng Shin Rubber Industry Co. Ltd.	131,000	191,652
Cheng Uei Precision Industry Co. Ltd.	44,543	70,101
Chia Hsin Cement Corp.	22,440	13,929
Chin-Poon Industrial Co. Ltd.	36,000	59,002
China Airlines Ltd.	278,111	196,188
China Bills Finance Corp.	89,000	43,789
China Chemical & Pharmaceutical Co. Ltd.	19,000	15,075
China Development Financial Holding Corp. *	1,154,559	472,124
China General Plastics Corp.	28,665	20,828
China Man-Made Fiber Corp. *	115,018	30,618
China Metal Products	31,000	42,373
China Motor Corp.	22,478	82,762
China Petrochemical Development Corp. *	389,871	124,111
China Steel Corp.	887,800	781,043
Chipbond Technology Corp.	42,000	98,943
ChipMOS Technologies, Inc.	28,897	39,781
Chun Yuan Steel Industry Co. Ltd.	30,000	18,279
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	106,287
Clevo Co.	43,000	57,024
CMC Magnetics Corp. *	87,979	32,966
Compal Electronics, Inc.	288,000	373,953
Compeq Manufacturing Co. Ltd.	109,000	251,097
Concord Securities Co. Ltd. *	37,000	16,758
Continental Holdings Corp.	42,000	38,592
Coretronic Corp.	40,800	95,052
CTBC Financial Holding Co. Ltd.	1,475,280	1,362,773
CTCI Corp.	17,000	23,348
D-Link Corp.	50,640	32,918
DA CIN Construction Co. Ltd.	7,200	10,346
Da-Li Development Co. Ltd.	12,600	14,308
Darfon Electronics Corp.	17,000	30,022
Darwin Precisions Corp.	55,000	24,014
Depo Auto Parts Ind Co. Ltd.	12,000	57,477
Dyaco International, Inc.	8,114	9,214
Dynapack International Technology Corp.	7,000	20,505
Edom Technology Co. Ltd.	10,000	8,064
Elitegroup Computer Systems Co. Ltd.	35,877	36,823
Ennoconn Corp.	3,116	27,210
ENNOSTAR, Inc. *	44,414	67,003
EnTie Commercial Bank Co. Ltd.	68,000	32,792
Eternal Materials Co. Ltd.	42,300	40,108
Eva Airways Corp.	241,478	247,454
Everest Textile Co. Ltd. *	56,568	13,713
Evergreen International Storage & Transport Corp.	54,000	55,776
Evergreen Marine Corp. Taiwan Ltd.	74,583	348,729
EVERGREEN Steel Corp.	13,000	44,053
Everlight Chemical Industrial Corp.	56,000	35,763
Everlight Electronics Co. Ltd.	40,000	65,167
Excelsior Medical Co. Ltd.	12,127	34,930
Far Eastern Department Stores Ltd.	85,220	68,725
Far Eastern International Bank	283,151	116,709
Far Eastern New Century Corp.	266,338	270,760
Farglory Land Development Co. Ltd.	26,721	49,453
Feng Hsin Steel Co. Ltd.	14,000	31,521
First Financial Holding Co. Ltd.	578,210	516,217
First Steamship Co. Ltd. *	103,240	29,771
Fitipower Integrated Technology, Inc.	2,600	21,815
FLEXium Interconnect, Inc.	24,000	69,051
Formosa Advanced Technologies Co. Ltd.	20,000	25,415
Formosa Chemicals & Fibre Corp.	176,000	357,270
Formosa Laboratories, Inc.	8,000	26,588
Formosa Petrochemical Corp.	41,000	107,809
Formosa Plastics Corp.	183,000	472,250
Formosa Taffeta Co. Ltd.	49,000	40,234
Formosan Rubber Group, Inc.	18,072	14,338
Formosan Union Chemical	48,179	32,810
Foxconn Technology Co. Ltd.	58,127	100,570
Foxsemicon Integrated Technology, Inc.	1,000	6,859

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
FSP Technology, Inc.	8,000	$13,372
Fu Hua Innovation Co. Ltd.	19,740	18,974
Fubon Financial Holding Co. Ltd.	493,217	1,041,380
Fulltech Fiber Glass Corp.	32,893	16,773
Fusheng Precision Co. Ltd.	2,000	13,457
G Shank Enterprise Co. Ltd.	10,000	23,525
Gamania Digital Entertainment Co. Ltd.	6,000	14,467
Gemtek Technology Corp.	47,000	52,834
General Interface Solution Holding Ltd.	24,000	51,612
Getac Holdings Corp.	21,000	75,952
Giant Manufacturing Co. Ltd.	6,000	35,972
Gigabyte Technology Co. Ltd.	5,000	43,336
Global Brands Manufacture Ltd.	10,000	21,016
Global PMX Co. Ltd.	2,000	8,374
Gloria Material Technology Corp.	34,392	54,742
Goldsun Building Materials Co. Ltd.	82,973	76,105
Grand Pacific Petrochemical	119,612	59,240
Grape King Bio Ltd.	3,000	15,249
Great Wall Enterprise Co. Ltd.	44,330	84,499
Greatek Electronics, Inc.	16,000	31,906
Hannstar Board Corp.	38,929	70,145
HannStar Display Corp. *	35,000	13,514
HannsTouch Holdings Co. *	32,279	10,149
Hey Song Corp.	18,750	24,743
Highwealth Construction Corp.	66,966	87,497
Hiwin Technologies Corp.	13,000	99,542
Ho Tung Chemical Corp.	108,688	32,333
Holy Stone Enterprise Co. Ltd.	10,500	33,186
Hon Hai Precision Industry Co. Ltd.	800,068	2,724,201
Hong Pu Real Estate Development Co. Ltd.	20,000	19,550
Hong TAI Electric Industrial	13,000	11,987
Hota Industrial Manufacturing Co. Ltd.	5,000	9,726
Hsin Kuang Steel Co. Ltd.	13,000	24,441
Hua Nan Financial Holdings Co. Ltd.	496,337	361,452
Huaku Development Co. Ltd.	7,000	21,964
Huang Hsiang Construction Corp.	8,000	11,222
Hung Ching Development & Construction Co. Ltd.	20,000	18,084
Hung Sheng Construction Ltd.	50,688	33,445
IBF Financial Holdings Co. Ltd. *	125,715	50,179
IEI Integration Corp.	8,000	21,896
Innolux Corp.	565,506	263,493
International CSRC Investment Holdings Co.	58,604	37,236
Inventec Corp.	158,282	272,309
ITEQ Corp.	15,000	41,446
Kenda Rubber Industrial Co. Ltd.	34,650	34,887
Kerry TJ Logistics Co. Ltd.	9,000	11,261
Kindom Development Co. Ltd.	46,200	58,483
King Yuan Electronics Co. Ltd.	86,100	238,181
King’s Town Bank Co. Ltd.	90,000	117,153
Kinpo Electronics	138,000	73,068
Kinsus Interconnect Technology Corp.	28,000	90,960
KS Terminals, Inc.	14,000	32,798
Kuo Yang Construction Co. Ltd. *	14,000	10,720
Kwong Lung Enterprise Co. Ltd.	12,000	22,248
L&K Engineering Co. Ltd.	16,000	88,627
Largan Precision Co. Ltd.	7,000	654,600
Lealea Enterprise Co. Ltd. *	83,200	28,058
Lelon Electronics Corp.	10,000	23,493
Lien Hwa Industrial Holdings Corp.	49,971	108,602
Lingsen Precision Industries Ltd.	41,000	30,593
Lite-On Technology Corp., ADR	69,874	266,377
Longchen Paper & Packaging Co. Ltd.	92,459	44,587
Lung Yen Life Service Corp. *	16,000	20,958
Macronix International Co. Ltd.	119,171	121,732
MediaTek, Inc.	2,000	66,144
Mega Financial Holding Co. Ltd.	470,101	600,445
Mercuries & Associates Holding Ltd. *	50,184	22,402
Mercuries Life Insurance Co. Ltd. *	72,469	12,019
Merry Electronics Co. Ltd.	9,000	32,111
Micro-Star International Co. Ltd.	31,000	206,057
Mirle Automation Corp.	6,000	7,038
Mitac Holdings Corp.	27,637	40,118
MOSA Industrial Corp.	8,656	6,698
MPI Corp.	6,000	42,521
Namchow Holdings Co. Ltd.	7,000	11,587
Nan Pao Resins Chemical Co. Ltd.	2,000	18,312
Nan Ya Plastics Corp.	290,000	628,370
Nanya Technology Corp.	117,000	297,356
O-Bank Co. Ltd.	91,943	29,898
Orient Semiconductor Electronics Ltd.	42,485	75,445
Oriental Union Chemical Corp.	16,000	10,505
Pan Jit International, Inc.	13,600	29,823
Pan-International Industrial Corp.	34,380	39,712
PChome Online, Inc. *	408	588
Pegatron Corp.	187,249	532,635
Phison Electronics Corp.	6,000	101,660
Pixart Imaging, Inc.	8,000	40,143
Pou Chen Corp.	169,133	170,288
Powerchip Semiconductor Manufacturing Corp.	209,000	200,552
Powertech Technology, Inc.	49,000	225,118
President Securities Corp.	86,636	55,470
Primax Electronics Ltd.	25,000	55,147
Prince Housing & Development Corp.	77,970	28,200
Prosperity Dielectrics Co. Ltd.	11,000	17,473
Qisda Corp., ADR	139,400	218,022
Quanta Storage, Inc.	13,000	34,734
Radiant Opto-Electronics Corp.	27,000	117,007
Radium Life Tech Co. Ltd. *	101,477	32,436
Rechi Precision Co. Ltd.	16,000	11,130
Rexon Industrial Corp. Ltd. *	13,000	21,857
Rich Development Co. Ltd. *	19,978	6,334
Ruentex Development Co. Ltd.	48,600	59,779
Ruentex Industries Ltd.	37,891	79,386
Sampo Corp.	31,600	29,962
San Fang Chemical Industry Co. Ltd.	13,000	10,950
Sanyang Motor Co. Ltd.	41,573	96,718
Sesoda Corp.	17,193	18,347
Shanghai Commercial & Savings Bank Ltd. (The)	225,618	344,045
ShenMao Technology, Inc.	10,000	23,330
Shih Wei Navigation Co. Ltd.	17,554	11,754
Shihlin Electric & Engineering Corp.	23,000	88,806
Shin Kong Financial Holding Co. Ltd. *	715,108	206,211
Shin Zu Shing Co. Ltd.	16,660	67,041
Shinkong Insurance Co. Ltd.	22,000	48,816
Shinkong Synthetic Fibers Corp.	108,151	54,797
Sigurd Microelectronics Corp.	42,694	90,701
Simplo Technology Co. Ltd.	9,000	123,165
Sincere Navigation Corp.	27,810	22,971
Sinon Corp.	37,000	46,355
SinoPac Financial Holdings Co. Ltd.	757,281	486,093
Soft-World International Corp.	4,000	19,615
Solar Applied Materials Technology Corp.	5,000	6,329
St Shine Optical Co. Ltd.	5,000	30,954
Supreme Electronics Co. Ltd.	16,000	31,541
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Syncmold Enterprise Corp.	5,000	$13,017
Synnex Technology International Corp.	87,300	199,686
Systex Corp.	3,000	10,948
TA Chen Stainless Pipe	105,444	136,055
TA-I Technology Co. Ltd.	6,000	9,355
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,143
Taichung Commercial Bank Co. Ltd.	248,058	128,513
TaiDoc Technology Corp.	7,000	37,634
Taiflex Scientific Co. Ltd.	25,740	41,138
Tainan Spinning Co. Ltd.	115,427	59,424
Taishin Financial Holding Co. Ltd.	752,263	443,654
Taiwan Business Bank	433,163	193,361
Taiwan Cement Corp.	380,971	432,604
Taiwan Cooperative Financial Holding Co. Ltd.	220,191	191,561
Taiwan Fertilizer Co. Ltd.	48,000	105,726
Taiwan FU Hsing Industrial Co. Ltd.	21,000	32,741
Taiwan Glass Industry Corp. *	81,321	50,212
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	125,955
Taiwan Navigation Co. Ltd.	22,000	23,656
Taiwan Paiho Ltd.	12,000	22,522
Taiwan PCB Techvest Co. Ltd.	28,000	39,504
Taiwan Sakura Corp.	6,000	13,587
Taiwan Shin Kong Security Co. Ltd.	10,100	13,279
Taiwan Styrene Monomer	23,000	11,728
Taiwan Surface Mounting Technology Corp.	21,518	67,238
Taiwan Union Technology Corp.	19,000	78,005
Tatung Co. Ltd. *	115,000	157,378
TCI Co. Ltd.	5,000	27,859
Teco Electric & Machinery Co. Ltd.	101,000	154,015
Test Research, Inc.	11,000	22,473
Thinking Electronic Industrial Co. Ltd.	4,000	21,896
Thye Ming Industrial Co. Ltd.	8,000	18,377
Ton Yi Industrial Corp.	82,000	43,150
Tong Hsing Electronic Industries Ltd.	12,870	66,047
Tong Yang Industry Co. Ltd.	41,921	103,810
Topco Scientific Co. Ltd.	4,115	24,470
Topkey Corp.	3,000	17,497
TPK Holding Co. Ltd.	34,000	40,104
Transcend Information, Inc.	10,000	26,262
Tripod Technology Corp.	25,000	158,844
TSRC Corp.	26,000	20,417
Tung Ho Steel Enterprise Corp.	58,290	134,279
TXC Corp.	16,000	51,403
TYC Brother Industrial Co. Ltd.	21,000	27,712
U-Ming Marine Transport Corp.	27,000	45,835
Union Bank of Taiwan	167,374	78,532
Unitech Printed Circuit Board Corp.	71,667	46,703
United Microelectronics Corp.	499,513	856,108
United Microelectronics Corp., ADR @	48,876	413,491
United Renewable Energy Co. Ltd.	24,000	11,495
Universal Cement Corp.	48,241	46,684
UPC Technology Corp.	80,916	40,075
USI Corp.	77,130	49,635
Wafer Works Corp.	25,000	35,271
Wah Lee Industrial Corp.	21,420	68,816
Walsin Lihwa Corp.	176,211	221,911
Walsin Technology Corp.	28,000	112,217
Walton Advanced Engineering, Inc.	34,000	16,894
Wan Hai Lines Ltd.	58,000	103,941
Wei Chuan Foods Corp.	14,000	8,690
Weikeng Industrial Co. Ltd.	32,945	31,023
Winbond Electronics Corp.	345,235	342,530
Wisdom Marine Lines Co. Ltd.	27,019	45,779
Wistron Corp.	174,431	560,398
Wistron NeWeb Corp.	6,429	32,679
WPG Holdings Ltd.	154,400	410,519
WT Microelectronics Co. Ltd.	31,265	114,606
Xxentria Technology Materials Corp.	5,000	11,763
Yageo Corp.	25,067	487,610
Yang Ming Marine Transport Corp.	143,000	239,028
YC INOX Co. Ltd.	27,763	24,741
Yem Chio Co. Ltd.	22,666	13,072
Yeong Guan Energy Technology Group Co. Ltd. *	7,000	12,316
YFY, Inc.	110,385	117,253
Yieh Phui Enterprise Co. Ltd.	55,151	32,077
Youngtek Electronics Corp.	12,000	24,438
Yuanta Financial Holding Co. Ltd.	724,621	651,652
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	20,723
Yulon Motor Co. Ltd.	54,247	132,213
YungShin Global Holding Corp.	7,000	10,606
Zeng Hsing Industrial Co. Ltd.	2,148	7,454
Zenitron Corp.	18,000	20,058
Zhen Ding Technology Holding Ltd.	62,000	220,198
Zinwell Corp. *	24,000	17,204
Zyxel Group Corp.	31,438	52,037
		36,255,206
Thailand — 2.0%
AP Thailand PCL	242,500	80,283
Bangchak Corp. PCL	112,900	143,885
Bangkok Bank PCL	48,500	222,376
Bangkok Bank PCL, NVDR	13,300	60,982
Bangkok Insurance PCL	2,100	18,765
Banpu PCL	429,750	85,616
Berli Jucker PCL	64,800	47,462
Cal-Comp Electronics Thailand PCL	310,479	18,920
Charoen Pokphand Foods PCL	322,300	185,075
GFPT PCL	33,300	11,220
Indorama Ventures PCL	93,600	74,726
IRPC PCL	633,100	37,468
Italian-Thai Development PCL *	563,700	14,203
Kasikornbank PCL, NVDR	27,100	107,185
Kiatnakin Phatra Bank PCL	21,900	32,241
Krung Thai Bank PCL	204,575	110,281
Lanna Resources PCL	2,500	1,121
Precious Shipping PCL	41,900	10,618
Property Perfect PCL	1,000,115	8,790
Pruksa Holding PCL	88,800	31,480
PTT Exploration & Production PCL	101,100	442,817
PTT Global Chemical PCL	116,228	131,100
PTT PCL	883,900	925,787
Quality Houses PCL	338,800	22,234
Regional Container Lines PCL	17,100	12,124
Sansiri PCL	1,106,700	57,390
SC Asset Corp. PCL	188,600	18,124
SCB X PCL	48,100	149,377

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Siam Cement PCL (The)	31,500	$282,400
Siam City Cement PCL	4,100	16,276
Sino-Thai Engineering & Construction PCL	70,300	17,301
Somboon Advance Technology PCL	20,300	10,765
SPCG PCL	37,500	13,623
Star Petroleum Refining PCL	80,000	19,336
Supalai PCL	139,400	75,964
Super Energy Corp. PCL *	759,200	9,120
Thai Oil PCL	78,877	124,211
Thai Stanley Electric PCL, NVDR	3,100	16,848
Thai Union Group PCL	210,500	92,507
Thanachart Capital PCL	17,800	25,814
Thitikorn PCL	10,500	1,661
Thoresen Thai Agencies PCL	37,800	7,088
TMBThanachart Bank PCL	1,537,072	75,204
TPI Polene PCL	676,600	27,752
TPI Polene Power PCL	179,000	17,831
WHA Corp. PCL	253,200	39,316
		3,934,667
Turkey — 1.0%
Akbank TAS	317,936	394,011
Albaraka Turk Katilim Bankasi AS *	137,184	17,783
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	77,511
Bera Holding AS	42,557	16,579
Dogan Sirketler Grubu Holding AS	84,330	31,650
Enka Insaat ve Sanayi AS	66,291	76,484
Eregli Demir ve Celik Fabrikalari TAS *	61,749	85,912
Gozde Girisim Sermayesi Yatirim Ortakligi AS *	21,608	15,266
KOC Holding AS	57,667	277,487
Kordsa Teknik Tekstil AS	3,698	9,725
Sekerbank Turk AS	136,606	19,933
TAV Havalimanlari Holding AS *	12,121	44,217
Tekfen Holding AS	16,364	20,502
Turk Hava Yollari AO *	44,707	346,809
Turkiye Garanti Bankasi AS	39,578	78,367
Turkiye Is Bankasi, Class C	247,578	196,256
Turkiye Sinai Kalkinma Bankasi AS *	82,882	18,422
Turkiye Sise ve Cam Fabrikalari AS	63,955	99,442
Turkiye Vakiflar Bankasi TAO, Class D *	49,462	21,551
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	9,611
Yapi ve Kredi Bankasi AS	184,720	122,483
		1,980,001
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	238,788	596,848
Agthia Group PJSC	15,993	21,250
Aldar Properties PJSC	170,966	249,042
Amanat Holdings PJSC	112,633	36,801
Aramex PJSC	19,152	11,941
Dana Gas PJSC	466,156	100,523
Deyaar Development PJSC *	130,763	24,566
Dubai Investments PJSC	191,176	121,282
Dubai Islamic Bank PJSC	64,106	99,840
Emaar Development PJSC	67,963	132,308
Emaar Properties PJSC	407,887	879,577
Emirates NBD Bank PJSC	135,476	638,142
EMSTEEL Building Materials PJSC *	105,520	40,223
Manazel PJSC *	139,614	13,305
Multiply Group PJSC *	35,471	30,712
RAK Properties PJSC *	114,134	36,359
Ras Al Khaimah Ceramics	60,539	44,010
		3,076,729
United Kingdom — 0.0%
Anglogold Ashanti PLC, ADR	464	8,672
United States — 0.0%
GCC SAB de CV	6,055	71,679
TOTAL COMMON STOCKS (Identified Cost $174,689,722)		194,319,729
PREFERRED STOCKS — 2.0%
Brazil — 2.0%
Banco ABC Brasil SA, 4.762%	11,680	60,208
Banco Bradesco SA, 9.929%	100,741	354,427
Banco do Estado do Rio Grande do Sul SA, Class B, 7.650%	14,808	40,696
Banco Pan SA, 2.490%	20,000	35,573
Marcopolo SA, 4.709%	10,683	15,505
Petroleo Brasileiro SA, 8.494%	448,645	3,439,464
Randon SA Implementos e Participacoes, 4.545%	9,200	24,242
Usinas Siderurgicas de Minas Gerais SA, Class A, 3.539%	13,492	25,803
		3,995,918
Colombia — 0.0%
Grupo Argos SA, 6.575%	12,517	27,325
Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	7,565
India — 0.0%
Sundaram Clayton Ltd., 9.000% *<>	250	2,301
TVS Holdings Ltd., 9.0000% *	256,360	32,810
		35,111
TOTAL PREFERRED STOCKS (Identified Cost $2,372,706)		4,065,919
RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Grupo Casas Bahia SA 9/19/24 *	37,720	311
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		311
SHORT-TERM INVESTMENTS — 1.2%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.070%	115,443	115,443
Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.360%	2,253,368	2,253,368
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,368,811)		2,368,811
Total Investments — 101.6% (Identified Cost $179,431,239)		200,754,770
Liabilities, Less Cash and Other Assets — (1.6%)		(3,204,601)
Net Assets — 100.0%		$197,550,169
†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2023, the fair value of the securities on loan was $2,881,234.
*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2023 (Unaudited) (Continued)

±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2023 amounted to $4,232,895 or 2.14% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

Insert DFA Definitions of Abbreviations

-----

The Japanese Small Company Series (6-30-23) (Unaudited)

The Asia Pacific Small Company Series (6-30-23) (Unaudited)

The United Kingdom Small Company Series (6-30-23) (Unaudited)

The Continental Small Company Series (6-30-23) (Unaudited)

The Canadian Small Company Series (6-30-23) (Unaudited)

-----

The Japanese Small Company Series (10-31-23) (Unaudited)

The Asia Pacific Small Company Series (10-31-23) (Unaudited)

The United Kingdom Small Company Series (10-31-23) (Unaudited)

The Continental Small Company Series (10-31-23) (Unaudited)

The Canadian Small Company Series (10-31-23) (Unaudited)

The Japanese Small Company Series

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$61,964,751	2.0%
CONSUMER DISCRETIONARY — (14.7%)
	Food & Life Cos. Ltd.	527,000	10,798,592	0.4%
	Kyoritsu Maintenance Co. Ltd.	179,000	7,591,330	0.3%
	NHK Spring Co. Ltd.	915,887	7,750,703	0.3%
	Resorttrust, Inc.	477,064	8,260,309	0.3%
	Tomy Co. Ltd.	510,693	8,070,245	0.3%
	Yoshinoya Holdings Co. Ltd.	355,900	8,081,265	0.3%
	Other Securities		397,246,556	12.9%
TOTAL CONSUMER DISCRETIONARY			447,799,000	14.8%
CONSUMER STAPLES — (7.9%)
	Morinaga & Co. Ltd.	414,798	7,525,121	0.3%
	Nissui Corp.	1,737,200	9,342,620	0.3%
#	Pigeon Corp.	698,425	8,031,923	0.3%
	Other Securities		215,983,264	7.1%
TOTAL CONSUMER STAPLES			240,882,928	8.0%
ENERGY — (0.8%)
	Japan Petroleum Exploration Co. Ltd.	200,700	7,438,992	0.3%
	Other Securities		17,059,197	0.5%
TOTAL ENERGY			24,498,189	0.8%
FINANCIALS — (8.8%)
	77 Bank Ltd.	330,252	8,125,991	0.3%
	Gunma Bank Ltd.	1,914,640	9,348,068	0.3%
	Hirogin Holdings, Inc.	1,462,700	9,339,127	0.3%
	Nishi-Nippon Financial Holdings, Inc.	703,300	8,109,742	0.3%
	Yamaguchi Financial Group, Inc.	1,021,072	9,124,437	0.3%
	Other Securities		224,182,194	7.4%
TOTAL FINANCIALS			268,229,559	8.9%
HEALTH CARE — (5.3%)
	Jeol Ltd.	252,800	11,051,765	0.4%
	Other Securities		150,466,882	4.9%
TOTAL HEALTH CARE			161,518,647	5.3%
INDUSTRIALS — (29.2%)
	Daiseki Co. Ltd.	279,055	7,731,911	0.3%
#	DMG Mori Co. Ltd.	578,600	11,041,876	0.4%
	EXEO Group, Inc.	453,900	10,076,167	0.3%
	Hazama Ando Corp.	1,086,900	8,584,787	0.3%
	Inaba Denki Sangyo Co. Ltd.	313,900	7,554,551	0.3%
#	Mabuchi Motor Co. Ltd.	509,668	8,442,125	0.3%
	MEITEC Group Holdings, Inc.	453,200	9,067,772	0.3%
	Nagase & Co. Ltd.	558,800	8,937,306	0.3%
	Nichias Corp.	366,500	8,791,682	0.3%
	Nihon M&A Center Holdings, Inc.	1,499,000	8,248,980	0.3%
	Nikkon Holdings Co. Ltd.	356,100	7,766,558	0.3%
# *	Outsourcing, Inc.	684,900	8,414,853	0.3%
	Ushio, Inc.	572,300	8,206,277	0.3%

The Japanese Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Other Securities		$776,169,352	25.4%
	TOTAL INDUSTRIALS		889,034,197	29.4%
INFORMATION TECHNOLOGY — (14.0%)
	Alps Alpine Co. Ltd.	973,842	8,465,105	0.3%
	Citizen Watch Co. Ltd.	1,379,800	8,206,037	0.3%
	Daiwabo Holdings Co. Ltd.	556,300	12,149,543	0.4%
	Dexerials Corp.	335,200	9,768,486	0.3%
	Maruwa Co. Ltd.	36,700	7,651,594	0.3%
	NET One Systems Co. Ltd.	492,716	8,389,496	0.3%
#	Nippon Electric Glass Co. Ltd.	441,436	9,473,737	0.3%
	NSD Co. Ltd.	464,660	8,917,824	0.3%
	Tokyo Seimitsu Co. Ltd.	170,100	10,432,126	0.4%
	Ulvac, Inc.	175,400	8,354,246	0.3%
	Other Securities		335,714,251	10.9%
	TOTAL INFORMATION TECHNOLOGY		427,522,445	14.1%
MATERIALS — (12.9%)
	ADEKA Corp.	494,500	10,036,739	0.3%
	Daido Steel Co. Ltd.	756,500	8,024,898	0.3%
#	Hokuetsu Corp.	754,699	7,565,739	0.3%
	Mitsubishi Materials Corp.	451,900	7,827,247	0.3%
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,100,501	0.3%
	Sumitomo Bakelite Co. Ltd.	147,500	7,720,761	0.3%
	Taiheiyo Cement Corp.	446,291	9,177,910	0.3%
	Teijin Ltd.	818,088	7,738,743	0.3%
#	Tokai Carbon Co. Ltd.	1,026,300	7,443,505	0.3%
	UBE Corp.	581,000	9,420,671	0.3%
	Other Securities		309,692,051	10.1%
	TOTAL MATERIALS		394,748,765	13.1%
REAL ESTATE — (1.6%)
	Other Securities		48,309,715	1.6%
UTILITIES — (1.6%)
	Nippon Gas Co. Ltd.	655,600	10,811,866	0.4%
	Other Securities		36,857,043	1.2%
	TOTAL UTILITIES		47,668,909	1.6%
	TOTAL COMMON STOCKS (Cost $2,638,774,633)		3,012,177,105	99.6%

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	DFA Investment Trust Co.	3,266,203	37,783,437	1.3%
	TOTAL INVESTMENTS—(100.0%) (Cost $2,676,556,360)		$3,049,960,542	100.9%
»	Securities that have been fair value factored. See Note B to Financial Statements.

The Japanese Small Company Series

CONTINUED

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$61,964,751	—	$61,964,751
Consumer Discretionary	$1,978,798	445,820,202	—	447,799,000
Consumer Staples	—	240,882,928	—	240,882,928
Energy	—	24,498,189	—	24,498,189
Financials	—	268,229,559	—	268,229,559
Health Care	—	161,518,647	—	161,518,647
Industrials	—	889,034,197	—	889,034,197
Information Technology	—	427,522,445	—	427,522,445
Materials	—	394,748,765	—	394,748,765
Real Estate	—	48,309,715	—	48,309,715
Utilities	—	47,668,909	—	47,668,909
Securities Lending Collateral	—	37,783,437	—	37,783,437
TOTAL	$1,978,798	$3,047,981,744	—	$3,049,960,542

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (66.8%)
	AMP Ltd.	16,162,745	$10,246,729	0.7%
	Ansell Ltd.	672,678	11,540,564	0.8%
	ARB Corp. Ltd.	511,012	12,497,839	0.9%
	AUB Group Ltd.	632,752	11,977,133	0.9%
#	Bank of Queensland Ltd.	3,503,111	14,522,855	1.1%
	Bapcor Ltd.	2,013,984	7,604,718	0.6%
	Beach Energy Ltd.	8,733,067	9,534,633	0.7%
# *	Bellevue Gold Ltd.	8,798,707	10,022,268	0.7%
*	Boss Energy Ltd.	2,720,808	7,453,329	0.5%
	Breville Group Ltd.	613,229	11,379,894	0.8%
*	Capricorn Metals Ltd.	2,326,307	7,457,206	0.5%
	Challenger Ltd.	1,849,011	8,185,388	0.6%
#	Champion Iron Ltd.	1,870,627	10,719,721	0.8%
	Corporate Travel Management Ltd.	706,323	9,402,832	0.7%
	CSR Ltd.	3,025,097	13,610,429	1.0%
	Domino’s Pizza Enterprises Ltd.	310,180	12,451,660	0.9%
	Downer EDI Ltd.	4,102,725	12,303,889	0.9%
	Eagers Automotive Ltd.	877,469	8,657,094	0.6%
#	Flight Centre Travel Group Ltd.	991,677	13,751,899	1.0%
	Gold Road Resources Ltd.	7,784,314	10,405,402	0.8%
	GUD Holdings Ltd.	1,021,707	8,351,181	0.6%
#	Harvey Norman Holdings Ltd.	3,186,589	9,123,469	0.7%
	HUB24 Ltd.	477,073	11,704,232	0.9%
	Lendlease Corp. Ltd.	1,632,055	8,307,798	0.6%
	Lifestyle Communities Ltd.	588,015	7,301,243	0.5%
	Metcash Ltd.	4,901,422	11,661,134	0.9%
	Netwealth Group Ltd.	798,551	8,386,275	0.6%
	New Hope Corp. Ltd.	3,078,792	10,834,690	0.8%
	nib holdings Ltd.	2,762,115	13,925,371	1.0%
	Nine Entertainment Co. Holdings Ltd.	7,806,987	10,741,953	0.8%
	Nufarm Ltd.	2,154,901	7,673,687	0.6%
	Orora Ltd.	7,895,775	14,004,618	1.0%
# *	Paladin Energy Ltd.	16,031,454	10,742,325	0.8%
#	Perpetual Ltd.	638,190	11,090,051	0.8%
	Perseus Mining Ltd.	8,150,426	10,251,823	0.7%
	Premier Investments Ltd.	390,431	7,340,339	0.5%
	Reliance Worldwide Corp. Ltd.	4,522,177	13,661,236	1.0%
*	Sandfire Resources Ltd.	2,980,077	14,907,548	1.1%
	Sims Ltd.	982,966	10,430,385	0.8%
	Super Retail Group Ltd.	1,077,207	11,576,030	0.8%
	Tabcorp Holdings Ltd.	13,480,179	7,675,989	0.6%
	Technology One Ltd.	809,870	8,477,058	0.6%
Ω	Viva Energy Group Ltd.	6,423,715	15,284,080	1.1%
# *	Webjet Ltd.	2,238,459	11,197,237	0.8%
	Other Securities		459,517,910	33.2%
TOTAL AUSTRALIA			927,893,144	67.3%
BERMUDA — (0.0%)
	Other Securities		120,215	0.0%

0

The Asia Pacific Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
CAYMAN ISLANDS — (0.0%)
	Other Security		$26,412	0.0%
CHINA — (0.1%)
	Other Securities		727,995	0.1%
HONG KONG — (19.0%)
	ASMPT Ltd.	1,566,600	14,938,649	1.1%
	Luk Fook Holdings International Ltd.	3,369,000	9,044,795	0.7%
	Pacific Basin Shipping Ltd.	28,277,000	9,305,434	0.7%
	PCCW Ltd.	18,623,545	9,924,214	0.7%
* Ω	Samsonite International SA	4,548,000	15,004,861	1.1%
	Other Securities		205,263,977	14.8%
TOTAL HONG KONG			263,481,930	19.1%
NEW ZEALAND — (3.1%)
	Other Securities		43,665,947	3.2%
SINGAPORE — (10.0%)
	ComfortDelGro Corp. Ltd.	9,516,700	10,086,483	0.7%
	Other Securities		128,335,440	9.3%
TOTAL SINGAPORE			138,421,923	10.0%
TOTAL COMMON STOCKS			1,374,337,566	99.7%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
	Other Securities		27,032	0.0%
SINGAPORE — (0.0%)
	Other Securities		10,068	0.0%
TOTAL RIGHTS/WARRANTS			37,100	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,498,266,200)			1,374,374,666

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	DFA Investment Trust Co.	1,226,462	14,187,718	1.0%
TOTAL INVESTMENTS—(100.0%) (Cost $1,512,453,024)			$1,388,562,384	100.7%

»	Securities that have been fair value factored. See Note B to Financial Statements.

1

The Asia Pacific Small Company Series

continued

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,388	$927,299,451	$576,305	$927,893,144
Bermuda	59,791	60,424	—	120,215
Cayman Islands	—	26,412	—	26,412
China	—	727,995	—	727,995
Hong Kong	—	263,173,394	308,536	263,481,930
New Zealand	—	43,665,947	—	43,665,947
Singapore	—	137,736,310	685,613	138,421,923
Rights/Warrants
Australia	—	27,032	—	27,032
Singapore	—	10,068	—	10,068
Securities Lending Collateral	—	14,187,718	—	14,187,718
TOTAL	$77,179	$1,386,914,751	$1,570,454^	$1,388,562,384

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

2

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (3.8%)
ITV PLC	15,048,054	$12,110,272	0.8%
Moneysupermarket.com Group PLC	3,209,924	11,438,028	0.8%
Other Securities		34,285,095	2.2%
TOTAL COMMUNICATION SERVICES		57,833,395	3.8%
CONSUMER DISCRETIONARY — (19.2%)
Bellway PLC	596,527	19,484,556	1.3%
Domino’s Pizza Group PLC	3,097,499	14,854,736	1.0%
Games Workshop Group PLC	177,416	22,296,665	1.5%
Greggs PLC	601,854	19,951,108	1.3%
Inchcape PLC	2,145,919	19,538,807	1.3%
Persimmon PLC	1,068,610	18,888,935	1.3%
Pets at Home Group PLC	2,876,399	11,677,444	0.8%
Redrow PLC	1,640,617	12,850,216	0.9%
* SSP Group PLC	3,518,178	10,522,065	0.7%
Vistry Group PLC	1,619,528	18,926,548	1.3%
Other Securities		121,273,596	7.9%
TOTAL CONSUMER DISCRETIONARY		290,264,676	19.3%
CONSUMER STAPLES — (7.9%)
Britvic PLC	1,626,728	17,413,064	1.2%
Cranswick PLC	366,623	17,759,911	1.2%
Marks & Spencer Group PLC	9,096,384	31,524,467	2.1%
Tate & Lyle PLC	2,193,476	18,400,445	1.2%
Other Securities		34,381,018	2.2%
TOTAL CONSUMER STAPLES		119,478,905	7.9%
ENERGY — (2.9%)
Other Securities		43,545,589	2.9%
FINANCIALS — (20.8%)
Bank of Georgia Group PLC	269,724	13,662,249	0.9%
Beazley PLC	3,221,235	21,407,068	1.4%
Burford Capital Ltd.	974,033	15,014,821	1.0%
* Direct Line Insurance Group PLC	6,308,424	14,609,014	1.0%
Hiscox Ltd.	1,543,795	20,743,597	1.4%
IG Group Holdings PLC	1,618,600	15,775,697	1.0%
Lancashire Holdings Ltd.	1,534,394	12,185,799	0.8%
Man Group PLC	7,541,211	22,344,883	1.5%
OSB Group PLC	2,134,752	12,605,983	0.8%
Paragon Banking Group PLC	1,921,607	17,036,120	1.1%
Plus500 Ltd.	547,864	11,634,678	0.8%
Virgin Money U.K. PLC	5,902,586	12,332,412	0.8%
Other Securities		124,680,042	8.3%
TOTAL FINANCIALS		314,032,363	20.8%
HEALTH CARE — (2.4%)
* Indivior PLC	734,034	11,084,108	0.7%

0

The United Kingdom Small Company Series

continued

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$26,021,801	1.8%
TOTAL HEALTH CARE		37,105,909	2.5%
INDUSTRIALS — (24.5%)
Babcock International Group PLC	2,608,917	13,116,465	0.9%
Balfour Beatty PLC	3,585,302	15,101,844	1.0%
Diploma PLC	428,815	19,584,714	1.3%
Grafton Group PLC	1,489,341	17,303,171	1.1%
Hays PLC	8,741,021	12,164,600	0.8%
Howden Joinery Group PLC	1,732,911	17,940,424	1.2%
* International Distributions Services PLC	3,336,241	11,555,606	0.8%
JET2 PLC	813,756	12,962,314	0.9%
Pagegroup PLC	1,966,206	12,209,096	0.8%
QinetiQ Group PLC	3,297,003	12,979,684	0.9%
Rotork PLC	4,407,598	18,139,503	1.2%
Serco Group PLC	5,743,194	11,833,463	0.8%
Travis Perkins PLC	1,117,269	11,774,980	0.8%
Other Securities		183,330,689	12.1%
TOTAL INDUSTRIALS		369,996,553	24.6%
INFORMATION TECHNOLOGY — (6.4%)
Computacenter PLC	501,247	17,813,378	1.2%
Softcat PLC	689,548	11,951,855	0.8%
Spectris PLC	361,445	17,385,766	1.2%
Other Securities		49,024,785	3.2%
TOTAL INFORMATION TECHNOLOGY		96,175,784	6.4%
MATERIALS — (5.6%)
Hill & Smith PLC	550,246	13,365,969	0.9%
Other Securities		71,453,251	4.7%
TOTAL MATERIALS		84,819,220	5.6%
REAL ESTATE — (3.0%)
Grainger PLC	4,251,088	14,330,877	1.0%
Savills PLC	971,680	11,990,539	0.8%
Other Securities		19,047,862	1.2%
TOTAL REAL ESTATE		45,369,278	3.0%
UTILITIES — (2.5%)
Drax Group PLC	2,467,126	15,416,860	1.0%
Pennon Group PLC	1,364,308	13,083,206	0.9%
Other Security		8,748,516	0.6%
TOTAL UTILITIES		37,248,582	2.5%
TOTAL COMMON STOCKS (Cost $1,349,581,435)		1,495,870,254	99.3%

1

The United Kingdom Small Company Series

continued

		Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	DFA Investment Trust Co.	1,313,465	$15,194,168	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,364,774,770)			$1,511,064,422	100.3%

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,704	$57,818,691	—	$57,833,395
Consumer Discretionary	—	290,264,676	—	290,264,676
Consumer Staples	—	119,478,905	—	119,478,905
Energy	—	43,545,589	—	43,545,589
Financials	—	314,031,323	$1,040	314,032,363
Health Care	—	37,105,909	—	37,105,909
Industrials	—	369,996,553	—	369,996,553
Information Technology	—	96,175,784	—	96,175,784
Materials	—	84,819,220	—	84,819,220
Real Estate	—	45,369,278	—	45,369,278
Utilities	—	37,248,582	—	37,248,582
Securities Lending Collateral	—	15,194,168	—	15,194,168
TOTAL	$14,704	$1,511,048,678	$1,040^	$1,511,064,422

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

2

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.2%)
	AUSTRIA — (3.3%)
	ANDRITZ AG	432,017	$26,877,037	0.5%
Ω	BAWAG Group AG	434,580	22,998,464	0.4%
	Other Securities		131,437,388	2.4%
	TOTAL AUSTRIA		181,312,889	3.3%
	BELGIUM — (3.8%)
	Ackermans & van Haaren NV	169,888	29,805,328	0.6%
	Euronav NV	1,303,139	23,013,965	0.4%
	Other Securities		159,838,868	2.9%
	TOTAL BELGIUM		212,658,161	3.9%
	DENMARK — (6.2%)
*	Jyske Bank AS	425,821	30,534,316	0.6%
*	NKT AS	354,659	24,380,170	0.5%
	Ringkjoebing Landbobank AS	195,914	28,774,007	0.5%
	Other Securities		260,532,149	4.7%
	TOTAL DENMARK		344,220,642	6.3%
	FINLAND — (5.0%)
	Huhtamaki OYJ	631,957	25,650,709	0.5%
	Orion OYJ, Class B	634,174	27,479,620	0.5%
#	Valmet OYJ	885,247	25,599,155	0.5%
	Wartsila OYJ Abp	2,286,733	33,233,990	0.6%
	Other Securities		164,702,904	3.0%
	TOTAL FINLAND		276,666,378	5.1%
	FRANCE — (11.6%)
	Alten SA	152,202	22,676,179	0.4%
	Elis SA	1,272,724	26,601,838	0.5%
	Gaztransport Et Technigaz SA	175,245	23,213,994	0.4%
	Rexel SA	1,427,474	39,178,754	0.7%
	SCOR SE	859,009	25,169,860	0.5%
*	SOITEC	149,956	26,833,679	0.5%
	Sopra Steria Group SACA	118,375	25,926,199	0.5%
	SPIE SA	860,805	26,944,723	0.5%
	Other Securities		424,188,980	7.8%
	TOTAL FRANCE		640,734,206	11.8%
	GERMANY — (13.8%)
	Bechtle AG	445,863	22,332,186	0.4%
	CTS Eventim AG & Co. KGaA	328,703	22,734,829	0.4%
	Freenet AG	952,563	26,660,733	0.5%
	Gerresheimer AG	239,432	24,909,457	0.5%
	Hugo Boss AG	403,351	30,049,812	0.6%
*	LEG Immobilien SE	300,597	26,305,107	0.5%
	thyssenkrupp AG	3,151,431	21,922,763	0.4%
	Other Securities		590,545,780	10.8%
	TOTAL GERMANY		765,460,667	14.1%
	IRELAND — (0.8%)
	Other Securities		44,152,194	0.8%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
ISRAEL — (2.1%)
	Other Securities		$116,539,097	2.2%
ITALY — (10.4%)
	Banco BPM SpA	9,547,736	50,592,920	0.9%
#	BPER Banca	6,542,561	21,935,656	0.4%
	Brunello Cucinelli SpA	239,655	23,455,607	0.4%
	Leonardo SpA	2,585,548	42,721,289	0.8%
	Other Securities		436,850,561	8.1%
TOTAL ITALY			575,556,033	10.6%
NETHERLANDS — (5.1%)
	Aalberts NV	654,734	28,459,570	0.5%
	Arcadis NV	518,635	28,017,313	0.5%
	BE Semiconductor Industries NV	352,392	53,202,712	1.0%
Ω	Signify NV	743,928	24,948,544	0.5%
	Other Securities		149,635,617	2.7%
TOTAL NETHERLANDS			284,263,756	5.2%
NORWAY — (2.0%)
	Other Securities		109,054,330	2.0%
PORTUGAL — (0.9%)
	Other Securities		50,604,626	0.9%
SPAIN — (5.9%)
	Banco de Sabadell SA	35,081,456	43,183,701	0.8%
	Bankinter SA	4,245,482	27,228,994	0.5%
#	Enagas SA	1,457,648	24,589,537	0.5%
	Other Securities		231,109,627	4.2%
TOTAL SPAIN			326,111,859	6.0%
SWEDEN — (6.3%)
	Other Securities		350,739,632	6.5%
SWITZERLAND — (19.0%)
	Adecco Group AG	585,919	28,776,523	0.5%
	Allreal Holding AG	122,211	21,853,615	0.4%
	Belimo Holding AG	64,836	35,786,578	0.7%
	BKW AG	158,852	28,254,537	0.5%
	Bucher Industries AG	53,084	22,314,427	0.4%
	Flughafen Zurich AG	143,958	30,079,259	0.6%
Ω	Galenica AG	289,311	25,026,619	0.5%
	Georg Fischer AG	616,034	44,831,337	0.8%
	Helvetia Holding AG	258,089	35,587,055	0.7%
	PSP Swiss Property AG	337,750	47,220,441	0.9%
	Siegfried Holding AG	32,456	33,199,957	0.6%
	Temenos AG	356,673	33,237,696	0.6%
Ω	VAT Group AG	67,469	33,886,832	0.6%
	Other Securities		629,334,335	11.5%
TOTAL SWITZERLAND			1,049,389,211	19.3%
UNITED STATES — (0.0%)
	Other Securities		1,129,131	0.0%
TOTAL COMMON STOCKS			5,328,592,812	98.0%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		$49,323,660	0.9%
	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		3	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $4,246,679,731)		5,377,916,475

			Value†
	SECURITIES LENDING COLLATERAL — (2.9%)
@ §	DFA Investment Trust Co.	13,833,808	160,029,490	2.9%
	TOTAL INVESTMENTS—(100.0%) (Cost $4,406,699,691)		$5,537,945,965	101.8%

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$181,312,889	—	$181,312,889
Belgium	$781,489	211,876,672	—	212,658,161
Denmark	—	344,220,642	—	344,220,642
Finland	—	276,666,378	—	276,666,378
France	—	640,734,206	—	640,734,206
Germany	9,982,943	755,477,724	—	765,460,667
Ireland	—	44,152,194	—	44,152,194
Israel	649,185	115,889,912	—	116,539,097
Italy	—	575,556,033	—	575,556,033

The Continental Small Company Series
continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$284,263,756	—	$284,263,756
Norway	—	109,054,330	—	109,054,330
Portugal	—	50,604,626	—	50,604,626
Spain	—	326,111,859	—	326,111,859
Sweden	—	350,739,632	—	350,739,632
Switzerland	—	1,049,389,211	—	1,049,389,211
United States	—	1,129,131	—	1,129,131
Preferred Stocks
Germany	—	49,323,660	—	49,323,660
Rights/Warrants
Austria	—	3	—	3
Securities Lending Collateral	—	160,029,490	—	160,029,490
TOTAL	$11,413,617	$5,526,532,348	—	$5,537,945,965

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (0.8%)
	Other Securities		$11,303,611	0.9%
CONSUMER DISCRETIONARY — (3.9%)
# *	Aritzia, Inc.	457,892	9,503,060	0.7%
	Linamar Corp.	263,351	12,723,845	1.0%
	Other Securities		32,406,132	2.5%
TOTAL CONSUMER DISCRETIONARY			54,633,037	4.2%
CONSUMER STAPLES — (4.5%)
	Maple Leaf Foods, Inc.	458,562	8,734,844	0.7%
	North West Co., Inc.	292,956	8,682,225	0.7%
#	Premium Brands Holdings Corp.	244,773	17,369,914	1.3%
	Primo Water Corp.	92,255	1,388,438	0.1%
	Primo Water Corp.	799,922	12,049,691	0.9%
	Other Securities		14,567,420	1.1%
TOTAL CONSUMER STAPLES			62,792,532	4.8%
ENERGY — (21.7%)
	Crescent Point Energy Corp.	2,232,271	15,482,110	1.2%
	Crescent Point Energy Corp.	739,368	5,123,820	0.4%
	Enerplus Corp.	1,189,317	18,229,522	1.4%
	Enerplus Corp.	28,353	434,935	0.0%
#	Gibson Energy, Inc.	854,905	12,987,614	1.0%
# *	MEG Energy Corp.	1,220,865	21,808,894	1.7%
# *	NuVista Energy Ltd.	996,250	8,300,517	0.6%
	Paramount Resources Ltd., Class A	453,102	8,866,790	0.7%
	Parex Resources, Inc.	560,334	10,550,797	0.8%
	Parkland Corp.	743,571	23,967,336	1.9%
#	Peyto Exploration & Development Corp.	1,064,787	9,675,133	0.8%
#	PrairieSky Royalty Ltd.	1,219,867	21,358,375	1.7%
	Secure Energy Services, Inc.	1,822,233	12,968,307	1.0%
	Whitecap Resources, Inc.	1,388,207	9,292,780	0.7%
	Other Securities		125,406,362	9.6%
TOTAL ENERGY			304,453,292	23.5%
FINANCIALS — (7.3%)
	Canadian Western Bank	530,725	12,364,425	1.0%
	CI Financial Corp.	943,708	10,583,375	0.8%
	EQB, Inc.	161,831	10,653,574	0.8%
	Onex Corp.	171,939	12,006,729	0.9%
	Other Securities		55,919,770	4.3%
TOTAL FINANCIALS			101,527,873	7.8%
HEALTH CARE — (2.1%)
# *	Bausch Health Cos., Inc.	1,560,196	12,512,772	1.0%
*	Bausch Health Cos., Inc.	17,777	142,613	0.0%
	Other Securities		17,200,683	1.3%
TOTAL HEALTH CARE			29,856,068	2.3%
INDUSTRIALS — (14.5%)
*	ATS Corp.	439,439	18,939,935	1.5%
*	Bombardier, Inc., Class A	13,489	543,917	0.1%

The Canadian Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Bombardier, Inc., Class B	454,361	$18,245,763	1.4%
	Boyd Group Services, Inc.	115,716	24,320,402	1.9%
	Finning International, Inc.	814,064	23,542,457	1.8%
	Richelieu Hardware Ltd.	309,993	11,224,832	0.9%
	Russel Metals, Inc.	357,603	12,152,646	0.9%
	SNC-Lavalin Group, Inc.	936,661	30,155,812	2.3%
	Other Securities		64,413,259	4.9%
TOTAL INDUSTRIALS			203,539,023	15.7%
INFORMATION TECHNOLOGY — (4.3%)
*	Celestica, Inc.	119,768	3,506,807	0.3%
*	Celestica, Inc.	584,405	17,116,907	1.3%
*	Lightspeed Commerce, Inc.	95,967	2,014,869	0.2%
# *	Lightspeed Commerce, Inc.	662,243	13,900,481	1.1%
	Other Securities		23,703,820	1.8%
TOTAL INFORMATION TECHNOLOGY			60,242,884	4.7%
MATERIALS — (22.2%)
	Alamos Gold, Inc., Class A	1,786,153	24,021,160	1.9%
	Alamos Gold, Inc., Class A	33,084	445,641	0.0%
	B2Gold Corp.	1,632,376	5,161,810	0.4%
	B2Gold Corp.	5,340,960	16,877,434	1.3%
*	Capstone Copper Corp.	2,311,783	11,253,161	0.9%
*	Eldorado Gold Corp.	682,069	8,853,691	0.7%
# *	Eldorado Gold Corp.	467,945	6,069,247	0.5%
	Methanex Corp.	206,998	9,791,808	0.8%
	Methanex Corp.	144,520	6,844,467	0.5%
	OceanaGold Corp.	4,624,553	8,864,846	0.7%
#	Osisko Gold Royalties Ltd.	617,722	8,815,609	0.7%
	Osisko Gold Royalties Ltd.	299,402	4,275,461	0.3%
	SSR Mining, Inc.	847,686	9,097,085	0.7%
	SSR Mining, Inc.	365,680	3,934,717	0.3%
#	Stelco Holdings, Inc.	247,737	9,383,737	0.7%
	Stella-Jones, Inc.	305,088	17,756,603	1.4%
	Other Securities		160,330,235	12.3%
TOTAL MATERIALS			311,776,712	24.1%
REAL ESTATE — (3.4%)
#	Colliers International Group, Inc.	33,190	4,198,063	0.3%
	Colliers International Group, Inc.	67,789	8,576,664	0.7%
	Tricon Residential, Inc.	1,228,695	11,183,021	0.9%
	Tricon Residential, Inc.	264,928	2,410,845	0.2%
	Other Securities		20,779,374	1.5%
TOTAL REAL ESTATE			47,147,967	3.6%
UTILITIES — (7.2%)
	Algonquin Power & Utilities Corp.	1,706,629	10,785,895	0.8%
	Atco Ltd., Class I	427,741	12,483,110	1.0%
#	Boralex, Inc., Class A	518,790	13,186,557	1.0%
#	Capital Power Corp.	688,895	19,673,059	1.5%
	Superior Plus Corp.	1,141,158	8,293,537	0.7%
	TransAlta Corp.	1,643,807	13,670,996	1.1%

The Canadian Small Company Series

continued

		Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
	Other Securities		$22,675,347	1.7%
TOTAL UTILITIES			100,768,501	7.8%
TOTAL COMMON STOCKS (Cost $1,099,076,003)			1,288,041,500	99.4%

			Value†
SECURITIES LENDING COLLATERAL — (8.1%)
@ §	DFA Investment Trust Co.	9,829,364	113,706,080	8.8%
TOTAL INVESTMENTS—(100.0%) (Cost $1,212,776,134)			$1,401,747,580	108.2%

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of December 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,159,290	$3,144,321	—	$11,303,611
Consumer Discretionary	54,633,037	—	—	54,633,037
Consumer Staples	62,792,532	—	—	62,792,532
Energy	304,453,292	—	—	304,453,292
Financials	101,418,538	109,335	—	101,527,873
Health Care	29,843,410	—	$12,658	29,856,068
Industrials	203,539,023	—	—	203,539,023
Information Technology	60,242,884	—	—	60,242,884
Materials	311,776,712	—	—	311,776,712
Real Estate	47,147,967	—	—	47,147,967
Utilities	100,768,501	—	—	100,768,501
Securities Lending Collateral	—	113,706,080	—	113,706,080
TOTAL	$1,284,775,186	$116,959,736	$12,658^	$1,401,747,580

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,662,527,772
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,805,577,967
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,483,130,566
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,252,033,733
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,190,336,322
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,393,606,360

State Street Institutional U.S. Government Money Market Fund	91,644,397

†	See Note B to Financial Statements.

As of December 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	366	03/15/24	$85,559,810	$88,206,000	$2,646,190
Total Futures Contracts			$85,559,810	$88,206,000	$2,646,190

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,393,606,360	—	—	$11,393,606,360
Temporary Cash Investments	91,644,397	—	—	91,644,397
Futures Contracts**	2,646,190	—	—	2,646,190
TOTAL	$11,487,896,947	—	—	$11,487,896,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Jonathan Scheid, the registrant’s President and Chief Executive Officer, and Dan Anderson, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Scheid and Anderson determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	March 08, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	March 08, 2024

By:	/s/ Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer

Date:	March 08, 2024